UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2017

Global Allocation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2017
Types of Investments in Portfolio	% of net assets
International Equity Funds	34.1%
Domestic Equity Funds	20.2%
International Fixed Income Funds	15.1%
Domestic Fixed Income Funds	14.0%
Exchange-Traded Funds	9.5%
Cash and Equivalents*	7.1%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)(2)
Actual
Investor Class (after waiver)	$1,000	$1,073.30	$2.12	0.41%
Investor Class (before waiver)	$1,000	$1,073.30(3)	$7.03	1.36%
I Class (after waiver)	$1,000	$1,074.30	$1.09	0.21%
I Class (before waiver)	$1,000	$1,074.30(3)	$6.00	1.16%
A Class (after waiver)	$1,000	$1,070.90	$3.41	0.66%
A Class (before waiver)	$1,000	$1,070.90(3)	$8.31	1.61%
C Class (after waiver)	$1,000	$1,067.70	$7.27	1.41%
C Class (before waiver)	$1,000	$1,067.70(3)	$12.17	2.36%
R Class (after waiver)	$1,000	$1,069.50	$4.70	0.91%
R Class (before waiver)	$1,000	$1,069.50(3)	$9.60	1.86%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.89	$2.07	0.41%
Investor Class (before waiver)	$1,000	$1,018.15	$6.84	1.36%
I Class (after waiver)	$1,000	$1,023.88	$1.06	0.21%
I Class (before waiver)	$1,000	$1,019.15	$5.84	1.16%
A Class (after waiver)	$1,000	$1,021.64	$3.33	0.66%
A Class (before waiver)	$1,000	$1,016.90	$8.10	1.61%
C Class (after waiver)	$1,000	$1,017.90	$7.09	1.41%
C Class (before waiver)	$1,000	$1,013.16	$11.85	2.36%
R Class (after waiver)	$1,000	$1,020.39	$4.58	0.91%
R Class (before waiver)	$1,000	$1,015.66	$9.35	1.86%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)
The annualized expense ratio is calculated using the amount of expenses reflected in the Statement of Operations for the most recent fiscal half-year, which does not include any acquired fund fees and expenses.

(3)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
MUTUAL FUNDS(1) — 83.4%
International Equity Funds — 34.1%
Emerging Markets Fund I Class	49,418	$510,986
Global Gold Fund I Class	16,148	137,256
Global Real Estate Fund I Class	127,213	1,434,964
International Growth Fund I Class	111,811	1,384,225
NT International Small-Mid Cap Fund R6 Class	28,991	335,426
NT International Value Fund R6 Class	108,684	1,065,107
		4,867,964
Domestic Equity Funds — 20.2%
AC Alternatives Equity Market Neutral Fund I Class(2)	12,284	139,787
AC Alternatives Market Neutral Value Fund I Class	12,994	138,908
Core Equity Plus Fund I Class	69,663	989,210
Heritage Fund I Class	4,682	111,205
Large Company Value Fund I Class	58,759	588,764
Mid Cap Value Fund I Class	6,019	106,650
Select Fund I Class	8,889	595,853
Small Company Fund I Class	14,212	208,348
		2,878,725
International Fixed Income Funds — 15.1%
Emerging Markets Debt Fund R6 Class	41,015	425,737
International Bond Fund R5 Class(2)	135,734	1,734,685
		2,160,422
Domestic Fixed Income Funds — 14.0%
Diversified Bond Fund I Class	118,681	1,281,752
High-Yield Fund R5 Class	123,460	713,598
		1,995,350
TOTAL MUTUAL FUNDS (Cost $10,558,739)		11,902,461
EXCHANGE-TRADED FUNDS — 9.5%
iShares S&P GSCI Commodity Indexed Trust(2)	56,464	805,177
PowerShares DB Agriculture Fund(2)	13,868	277,083
SPDR Gold Shares(2)	1,160	139,919
Sprott Physical Gold Trust(2)	13,127	135,733
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,684,832)		1,357,912
TEMPORARY CASH INVESTMENTS — 7.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $565,694), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $554,618)		554,607
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 2.875%, 8/15/45 - 2/15/46, valued at $458,934), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $446,003)		446,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,358	18,358
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,018,965)		1,018,965
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $13,262,536)		14,279,338
OTHER ASSETS AND LIABILITIES — (0.1)%		(7,983)
TOTAL NET ASSETS — 100.0%		$14,271,355

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	167,401	USD	10,555	Goldman Sachs & Co.	6/21/17	$(257)
ARS	157,422	USD	10,133	Goldman Sachs & Co.	6/21/17	(449)
AUD	4,245	USD	3,244	JPMorgan Chase Bank N.A.	6/21/17	(91)
AUD	4,751	USD	3,627	JPMorgan Chase Bank N.A.	6/21/17	(98)
AUD	11,056	USD	8,324	JPMorgan Chase Bank N.A.	6/21/17	(112)
USD	15,118	AUD	20,052	JPMorgan Chase Bank N.A.	6/21/17	223
USD	10,549	AUD	14,071	JPMorgan Chase Bank N.A.	6/21/17	97
USD	10,434	AUD	13,955	JPMorgan Chase Bank N.A.	6/21/17	68
USD	10,724	AUD	14,366	JPMorgan Chase Bank N.A.	6/21/17	53
BRL	31,969	USD	10,236	Goldman Sachs & Co.	6/21/17	(399)
BRL	25,017	USD	7,860	Goldman Sachs & Co.	6/21/17	(161)
BRL	32,717	USD	10,390	Goldman Sachs & Co.	6/21/17	(322)
BRL	67,306	USD	21,098	Goldman Sachs & Co.	6/21/17	(387)
BRL	83,448	USD	26,200	Goldman Sachs & Co.	6/21/17	(522)
USD	9,927	BRL	31,865	Goldman Sachs & Co.	6/21/17	121
USD	9,658	BRL	33,198	Goldman Sachs & Co.	6/21/17	(558)
USD	19,446	BRL	66,077	Goldman Sachs & Co.	6/21/17	(887)
USD	7,770	BRL	25,174	Goldman Sachs & Co.	6/21/17	23
USD	5,290	BRL	16,973	Goldman Sachs & Co.	6/21/17	67
USD	10,663	BRL	34,144	Goldman Sachs & Co.	6/21/17	157
USD	10,258	BRL	33,026	Goldman Sachs & Co.	6/21/17	95
CAD	16,435	USD	12,163	JPMorgan Chase Bank N.A.	6/21/17	8
CAD	14,169	USD	10,529	JPMorgan Chase Bank N.A.	6/21/17	(37)
CAD	14,963	USD	11,274	Morgan Stanley	6/21/17	(193)
USD	11,216	CAD	15,401	JPMorgan Chase Bank N.A.	6/21/17	(189)
USD	8,495	CAD	11,296	Morgan Stanley	6/21/17	130
USD	7,980	CAD	10,663	Morgan Stanley	6/21/17	83
USD	5,449	CAD	7,265	Morgan Stanley	6/21/17	69
USD	10,614	CAD	14,192	Morgan Stanley	6/21/17	104
USD	10,688	CAD	14,347	Morgan Stanley	6/21/17	64
USD	10,517	CAD	14,296	Morgan Stanley	6/21/17	(70)
CHF	31,462	USD	32,247	Credit Suisse AG	6/21/17	277
CHF	11,205	USD	11,222	Credit Suisse AG	6/21/17	361
CHF	10,733	USD	10,806	Credit Suisse AG	6/21/17	290
USD	8,429	CHF	8,501	Credit Suisse AG	6/21/17	(359)
USD	7,849	CHF	7,782	Credit Suisse AG	6/21/17	(196)
USD	5,674	CHF	5,655	Credit Suisse AG	6/21/17	(172)
USD	21,099	CHF	21,139	Credit Suisse AG	6/21/17	(754)
CLP	7,900,542	USD	12,182	Goldman Sachs & Co.	6/21/17	(464)
CLP	7,306,259	USD	10,816	Goldman Sachs & Co.	6/21/17	20
CLP	7,161,979	USD	10,701	Goldman Sachs & Co.	6/21/17	(78)
CLP	11,442,628	USD	17,155	Goldman Sachs & Co.	6/21/17	(184)
USD	10,496	CLP	7,037,850	Goldman Sachs & Co.	6/21/17	57
USD	34,178	CLP	22,255,259	Goldman Sachs & Co.	6/21/17	1,170
USD	8,435	CLP	5,602,824	Goldman Sachs & Co.	6/21/17	126

7

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,073	CLP	5,376,344	Goldman Sachs & Co.	6/21/17	$99
USD	10,277	CLP	6,790,042	Goldman Sachs & Co.	6/21/17	206
USD	11,418	CLP	7,653,660	Goldman Sachs & Co.	6/21/17	67
COP	22,606,388	USD	7,729	Goldman Sachs & Co.	6/21/17	1
COP	31,218,293	USD	10,784	Goldman Sachs & Co.	6/21/17	(109)
COP	51,542,820	USD	17,521	Goldman Sachs & Co.	6/21/17	103
COP	47,485,747	USD	16,186	Goldman Sachs & Co.	6/21/17	51
USD	8,802	COP	26,730,410	Goldman Sachs & Co.	6/21/17	(339)
USD	11,670	COP	33,643,548	Goldman Sachs & Co.	6/21/17	165
USD	10,380	COP	30,632,275	Goldman Sachs & Co.	6/21/17	(94)
USD	20,952	COP	61,847,015	Goldman Sachs & Co.	6/21/17	(197)
EUR	9,657	USD	10,535	JPMorgan Chase Bank N.A.	6/21/17	324
EUR	9,774	USD	10,695	JPMorgan Chase Bank N.A.	6/21/17	295
EUR	9,728	USD	10,591	JPMorgan Chase Bank N.A.	6/21/17	348
GBP	8,797	USD	11,047	Credit Suisse AG	6/21/17	294
GBP	7,852	USD	10,006	Credit Suisse AG	6/21/17	117
GBP	7,485	USD	9,628	Credit Suisse AG	6/21/17	22
GBP	13,406	USD	16,762	Credit Suisse AG	6/21/17	521
GBP	2,035	USD	2,542	Credit Suisse AG	6/21/17	82
GBP	6,753	USD	8,436	Credit Suisse AG	6/21/17	270
USD	8,383	GBP	6,875	Credit Suisse AG	6/21/17	(480)
USD	7,962	GBP	6,531	Credit Suisse AG	6/21/17	(458)
USD	11,492	GBP	8,876	Credit Suisse AG	6/21/17	49
USD	10,102	GBP	7,849	Credit Suisse AG	6/21/17	(17)
HUF	6,134,002	USD	21,824	Goldman Sachs & Co.	6/21/17	546
HUF	3,020,093	USD	10,828	Goldman Sachs & Co.	6/21/17	186
HUF	2,415,407	USD	8,441	Goldman Sachs & Co.	6/21/17	368
USD	16,409	HUF	4,817,642	Goldman Sachs & Co.	6/21/17	(1,161)
USD	2,634	HUF	763,161	Goldman Sachs & Co.	6/21/17	(149)
USD	21,359	HUF	6,273,269	Goldman Sachs & Co.	6/21/17	(1,519)
USD	9,465	HUF	2,702,181	Goldman Sachs & Co.	6/21/17	(390)
IDR	145,925,236	USD	10,935	Goldman Sachs & Co.	6/21/17	20
IDR	141,308,576	USD	10,593	Goldman Sachs & Co.	6/21/17	15
IDR	120,044,100	USD	8,912	Goldman Sachs & Co.	6/21/17	100
USD	10,605	IDR	141,308,576	Goldman Sachs & Co.	6/21/17	(3)
USD	17,276	IDR	231,838,121	Goldman Sachs & Co.	6/21/17	(128)
USD	2,545	IDR	34,131,215	Goldman Sachs & Co.	6/21/17	(17)
ILS	78,148	USD	21,472	Goldman Sachs & Co.	6/21/17	613
ILS	76,238	USD	21,227	Goldman Sachs & Co.	6/21/17	319
ILS	30,821	USD	8,381	Goldman Sachs & Co.	6/21/17	329
ILS	29,461	USD	8,050	Goldman Sachs & Co.	6/21/17	276
USD	21,217	ILS	76,238	Goldman Sachs & Co.	6/21/17	(329)
USD	16,535	ILS	60,282	Goldman Sachs & Co.	6/21/17	(502)
USD	8,396	ILS	30,343	Goldman Sachs & Co.	6/21/17	(180)
USD	2,607	ILS	9,455	Goldman Sachs & Co.	6/21/17	(65)
USD	10,482	ILS	38,350	Goldman Sachs & Co.	6/21/17	(356)

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	285,094	USD	4,328	Morgan Stanley	6/21/17	$86
INR	627,223	USD	9,601	Morgan Stanley	6/21/17	110
INR	661,375	USD	10,251	Morgan Stanley	6/21/17	(11)
INR	690,127	USD	10,702	Morgan Stanley	6/21/17	(17)
INR	1,156,430	USD	17,135	Morgan Stanley	6/21/17	770
INR	492,615	USD	7,414	Morgan Stanley	6/21/17	213
USD	21,053	INR	1,373,950	Morgan Stanley	6/21/17	(219)
USD	18,269	INR	1,186,050	Morgan Stanley	6/21/17	(94)
JPY	3,600,447	USD	32,141	Credit Suisse AG	6/21/17	395
JPY	3,510,180	USD	31,766	Credit Suisse AG	6/21/17	(46)
JPY	1,190,267	USD	10,765	Credit Suisse AG	6/21/17	(9)
JPY	1,138,785	USD	10,525	Credit Suisse AG	6/21/17	(234)
USD	10,773	JPY	1,222,022	Credit Suisse AG	6/21/17	(270)
USD	10,582	JPY	1,169,876	Credit Suisse AG	6/21/17	11
USD	31,536	JPY	3,537,601	Credit Suisse AG	6/21/17	(433)
KRW	12,094,136	USD	10,700	Morgan Stanley	6/21/17	107
KRW	12,301,211	USD	10,894	Morgan Stanley	6/21/17	98
KRW	11,936,683	USD	10,547	Morgan Stanley	6/21/17	120
USD	10,674	KRW	12,094,136	Morgan Stanley	6/21/17	(133)
USD	21,205	KRW	24,237,894	Morgan Stanley	6/21/17	(454)
MXN	195,022	USD	10,398	JPMorgan Chase Bank N.A.	6/21/17	28
MXN	203,206	USD	10,852	JPMorgan Chase Bank N.A.	6/21/17	11
MXN	202,748	USD	10,582	JPMorgan Chase Bank N.A.	6/21/17	256
MXN	164,152	USD	8,257	JPMorgan Chase Bank N.A.	6/21/17	519
USD	8,211	MXN	163,428	JPMorgan Chase Bank N.A.	6/21/17	(526)
USD	20,746	MXN	397,770	JPMorgan Chase Bank N.A.	6/21/17	(519)
USD	10,621	MXN	203,206	JPMorgan Chase Bank N.A.	6/21/17	(243)
MYR	68,102	USD	15,294	Goldman Sachs & Co.	6/21/17	571
MYR	48,160	USD	10,803	Goldman Sachs & Co.	6/21/17	416
MYR	47,105	USD	10,740	Goldman Sachs & Co.	6/21/17	233
MYR	46,936	USD	10,679	Goldman Sachs & Co.	6/21/17	254
MYR	45,377	USD	10,447	Goldman Sachs & Co.	6/21/17	124
MYR	44,351	USD	10,290	Goldman Sachs & Co.	6/21/17	41
MYR	43,526	USD	9,792	Goldman Sachs & Co.	6/21/17	347
USD	7,171	MYR	32,233	Goldman Sachs & Co.	6/21/17	(338)
USD	10,786	MYR	47,006	Goldman Sachs & Co.	6/21/17	(164)
USD	17,424	MYR	77,912	Goldman Sachs & Co.	6/21/17	(726)
USD	4,606	MYR	20,548	Goldman Sachs & Co.	6/21/17	(181)
USD	6,540	MYR	29,095	Goldman Sachs & Co.	6/21/17	(237)
NOK	92,951	USD	10,928	JPMorgan Chase Bank N.A.	6/21/17	76
NOK	92,293	USD	10,960	JPMorgan Chase Bank N.A.	6/21/17	(34)
USD	37	NOK	312	JPMorgan Chase Bank N.A.	6/21/17	—
USD	24,907	NOK	210,009	JPMorgan Chase Bank N.A.	6/21/17	45
USD	8,293	NOK	71,107	JPMorgan Chase Bank N.A.	6/21/17	(125)
USD	9,692	NOK	83,563	JPMorgan Chase Bank N.A.	6/21/17	(201)
NZD	17,709	USD	12,403	JPMorgan Chase Bank N.A.	6/21/17	139

9

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	14,866	USD	10,427	JPMorgan Chase Bank N.A.	6/21/17	$101
NZD	15,049	USD	10,597	JPMorgan Chase Bank N.A.	6/21/17	61
USD	11,577	NZD	16,831	JPMorgan Chase Bank N.A.	6/21/17	(343)
USD	8,338	NZD	11,917	JPMorgan Chase Bank N.A.	6/21/17	(102)
USD	7,976	NZD	11,358	JPMorgan Chase Bank N.A.	6/21/17	(68)
USD	5,597	NZD	8,018	JPMorgan Chase Bank N.A.	6/21/17	(82)
USD	20,111	NZD	28,954	JPMorgan Chase Bank N.A.	6/21/17	(394)
PHP	595,272	USD	12,002	Morgan Stanley	6/21/17	(55)
PHP	536,463	USD	10,696	Morgan Stanley	6/21/17	71
PHP	1,098,900	USD	22,009	Morgan Stanley	6/21/17	46
PHP	512,419	USD	10,251	Morgan Stanley	6/21/17	33
PHP	406,444	USD	8,068	Morgan Stanley	6/21/17	90
USD	7,572	PHP	384,790	Morgan Stanley	6/21/17	(151)
USD	21,174	PHP	1,052,858	Morgan Stanley	6/21/17	43
USD	21,192	PHP	1,056,014	Morgan Stanley	6/21/17	(2)
USD	16,982	PHP	861,829	Morgan Stanley	6/21/17	(315)
USD	7,994	PHP	404,384	Morgan Stanley	6/21/17	(122)
USD	8,038	PHP	405,976	Morgan Stanley	6/21/17	(110)
USD	10,697	PHP	537,006	Morgan Stanley	6/21/17	(81)
PLN	40,916	USD	10,473	Goldman Sachs & Co.	6/21/17	524
PLN	39,606	USD	10,198	Goldman Sachs & Co.	6/21/17	446
PLN	34,113	USD	8,478	Goldman Sachs & Co.	6/21/17	691
PLN	9,111	USD	2,311	Goldman Sachs & Co.	6/21/17	137
PLN	219	USD	54	Goldman Sachs & Co.	6/21/17	5
USD	1,768	PLN	6,607	Goldman Sachs & Co.	6/21/17	(8)
USD	10,428	PLN	39,046	Goldman Sachs & Co.	6/21/17	(66)
RUB	448,691	USD	7,711	Morgan Stanley	6/21/17	166
RUB	471,021	USD	8,127	Morgan Stanley	6/21/17	143
RUB	594,808	USD	10,417	Morgan Stanley	6/21/17	25
RUB	581,236	USD	10,276	Morgan Stanley	6/21/17	(72)
RUB	1,286,098	USD	22,144	Morgan Stanley	6/21/17	435
RUB	1,052,418	USD	17,570	Morgan Stanley	6/21/17	907
RUB	449,583	USD	7,863	Morgan Stanley	6/21/17	30
USD	11,415	RUB	665,369	Morgan Stanley	6/21/17	(266)
USD	11,096	RUB	634,221	Morgan Stanley	6/21/17	(38)
USD	10,287	RUB	585,230	Morgan Stanley	6/21/17	13
USD	9,233	RUB	559,868	Morgan Stanley	6/21/17	(596)
USD	11,542	RUB	655,500	Morgan Stanley	6/21/17	34
USD	20,764	RUB	1,197,015	Morgan Stanley	6/21/17	(251)
SEK	99,362	USD	11,302	JPMorgan Chase Bank N.A.	6/21/17	143
SEK	93,582	USD	10,700	JPMorgan Chase Bank N.A.	6/21/17	79
USD	10,666	SEK	93,696	JPMorgan Chase Bank N.A.	6/21/17	(126)
USD	10,984	SEK	97,979	JPMorgan Chase Bank N.A.	6/21/17	(301)
USD	10,594	SEK	94,965	JPMorgan Chase Bank N.A.	6/21/17	(344)
SGD	16,313	USD	11,693	JPMorgan Chase Bank N.A.	6/21/17	99
SGD	14,799	USD	10,615	Morgan Stanley	6/21/17	83

10

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,712	SGD	16,313	JPMorgan Chase Bank N.A.	6/21/17	$(81)
USD	10,494	SGD	14,799	Morgan Stanley	6/21/17	(204)
THB	732,009	USD	21,460	Goldman Sachs & Co.	6/21/17	39
THB	568,987	USD	16,430	Goldman Sachs & Co.	6/21/17	282
THB	186,052	USD	5,398	Goldman Sachs & Co.	6/21/17	67
USD	13,245	THB	458,029	Goldman Sachs & Co.	6/21/17	(207)
USD	8,666	THB	297,010	Goldman Sachs & Co.	6/21/17	(58)
USD	10,552	THB	362,666	Goldman Sachs & Co.	6/21/17	(100)
USD	10,686	THB	369,343	Goldman Sachs & Co.	6/21/17	(162)
TRY	30,641	USD	8,234	Goldman Sachs & Co.	6/21/17	401
TRY	39,917	USD	10,704	Goldman Sachs & Co.	6/21/17	545
TRY	37,922	USD	10,239	Goldman Sachs & Co.	6/21/17	448
TRY	32,875	USD	9,092	Goldman Sachs & Co.	6/21/17	173
TRY	21,707	USD	6,069	Goldman Sachs & Co.	6/21/17	48
TRY	25,342	USD	6,577	Goldman Sachs & Co.	6/21/17	565
TRY	35,933	USD	9,634	Goldman Sachs & Co.	6/21/17	493
TRY	22,091	USD	5,922	Goldman Sachs & Co.	6/21/17	303
TRY	60,427	USD	15,716	Goldman Sachs & Co.	6/21/17	1,313
USD	17,400	TRY	62,735	Goldman Sachs & Co.	6/21/17	(279)
USD	20,440	TRY	73,634	Goldman Sachs & Co.	6/21/17	(311)
USD	25,403	TRY	96,226	Goldman Sachs & Co.	6/21/17	(1,715)
TWD	240,626	USD	7,967	Morgan Stanley	6/21/17	21
TWD	77,994	USD	2,580	Morgan Stanley	6/21/17	9
TWD	653,613	USD	21,550	Morgan Stanley	6/21/17	146
TWD	319,161	USD	10,653	Morgan Stanley	6/21/17	(58)
TWD	330,831	USD	10,975	Morgan Stanley	6/21/17	7
TWD	259,085	USD	8,388	Morgan Stanley	6/21/17	213
USD	32,126	TWD	972,774	Morgan Stanley	6/21/17	(165)
USD	21,209	TWD	638,807	Morgan Stanley	6/21/17	4
USD	20,808	TWD	631,318	Morgan Stanley	6/21/17	(148)
USD	8,125	TWD	245,549	Morgan Stanley	6/21/17	(26)
USD	10,972	TWD	332,156	Morgan Stanley	6/21/17	(54)
ZAR	138,687	USD	10,522	Goldman Sachs & Co.	6/21/17	16
ZAR	185,945	USD	13,999	Goldman Sachs & Co.	6/21/17	130
ZAR	141,033	USD	10,625	Goldman Sachs & Co.	6/21/17	91
USD	20,581	ZAR	279,720	Goldman Sachs & Co.	6/21/17	(672)
USD	3,070	ZAR	41,346	Goldman Sachs & Co.	6/21/17	(72)
USD	10,404	ZAR	144,599	Goldman Sachs & Co.	6/21/17	(583)
						$(3,296)

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities - affiliated, at value (cost of $10,558,739)	$11,902,461
Investment securities - unaffiliated, at value (cost of $2,703,797)	2,376,877
Total investment securities, at value (cost of $13,262,536)	14,279,338
Cash	7,308
Receivable for investments sold	2,295
Receivable for capital shares sold	406
Unrealized appreciation on forward foreign currency exchange contracts	24,138
Dividends and interest receivable	7,069
14,320,554

Liabilities
Foreign currency overdraft payable, at value (cost of $88)	94
Payable for investments purchased	7,038
Payable for capital shares redeemed	5,114
Unrealized depreciation on forward foreign currency exchange contracts	27,434
Accrued management fees	4,908
Distribution and service fees payable	4,611
49,199

Net Assets	$14,271,355

Net Assets Consist of:
Capital (par value and paid-in surplus)	$13,455,517
Undistributed net investment income	32,578
Accumulated net realized loss	(230,239)
Net unrealized appreciation	1,013,499
$14,271,355

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$4,976,091	463,454	$10.74
I Class, $0.01 Par Value	$1,300,284	120,835	$10.76
A Class, $0.01 Par Value	$3,420,390	319,563	$10.70*
C Class, $0.01 Par Value	$4,523,452	425,870	$10.62
R Class, $0.01 Par Value	$51,138	4,791	$10.67
*Maximum offering price $11.35 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$197,961
Interest	1,418
199,379

Expenses:
Management fees	100,393
Distribution and service fees:
A Class	5,246
C Class	24,267
R Class	174
Directors' fees and expenses	216
130,296
Fees waived(1)	(70,529)
59,767

Net investment income (loss)	139,612

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $217,290 from affiliated funds)	8,042
Foreign currency transactions	(638)
Capital gain distributions received from affiliated funds	48,709
56,113

Change in net unrealized appreciation (depreciation) on:
Investments	837,889
Translation of assets and liabilities in foreign currencies	(1,230)
836,659

Net realized and unrealized gain (loss)	892,772

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,032,384

(1)	Amount consists of $23,520, $3,777, $19,898, $23,003 and $331 for the Investor Class, I Class, A Class, C Class and R Class, respectively.

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$139,612	$179,102
Net realized gain (loss)	56,113	(448,791)
Change in net unrealized appreciation (depreciation)	836,659	521,690
Net increase (decrease) in net assets resulting from operations	1,032,384	252,001

Distributions to Shareholders
From net investment income:
Investor Class	(50,198)	(63,040)
I Class	(11,723)	(23,791)
A Class	(36,745)	(42,246)
C Class	(1,584)	—
R Class	(378)	(386)
From net realized gains:
Investor Class	—	(48,446)
I Class	—	(14,907)
A Class	—	(45,270)
C Class	—	(51,781)
R Class	—	(684)
From tax return of capital:
Investor Class	—	(11,050)
I Class	—	(3,400)
A Class	—	(10,260)
C Class	—	(2,809)
R Class	—	(156)
Decrease in net assets from distributions	(100,628)	(318,226)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,138,003)	(8,718,151)

Net increase (decrease) in net assets	(2,206,247)	(8,784,376)

Net Assets
Beginning of period	16,477,602	25,261,978
End of period	$14,271,355	$16,477,602

Undistributed (distributions in excess of) net investment income	$32,578	$(6,406)

See Notes to Financial Statements.

14

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Allocation Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in other American Century Investments funds (affiliated funds), unaffiliated funds such as exchange-traded funds (ETFs), securities and other financial instruments in such varying combinations as permitted under the 1940 Act or any regulations or exemptive relief thereunder. The fund may invest up to 100% of its assets in affiliated and unaffiliated funds (collectively, underlying funds). The fund will assume the risks associated with the underlying funds. The fund’s investment objective is to seek total return (capital appreciation plus dividend and interest income).

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

15

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Expenses — The expenses included in the accompanying financial statements reflect the expenses of the fund and do not include any expenses associated with the underlying funds.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

16

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended May 31, 2017, the investment advisor agreed to waive an additional 0.28% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waivers with respect to any class of the fund will not exceed the management fee for that particular class.

The annual management fee and the effective annual management fee after waiver for each class for the period ended May 31, 2017 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.36%	0.41%
I Class	1.16%	0.21%
A Class	1.36%	0.41%
C Class	1.36%	0.41%
R Class	1.36%	0.41%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears.

17

The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $1,581,905 and $4,615,920, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	119,572	$1,259,511	56,957	$584,023
Issued in reinvestment of distributions	4,789	48,417	12,224	120,288
Redeemed	(192,217)	(2,007,105)	(327,015)	(3,275,311)
	(67,856)	(699,177)	(257,834)	(2,571,000)
I Class/Shares Authorized	45,000,000		45,000,000
Sold	69,817	751,819	4,164	39,702
Issued in reinvestment of distributions	1,157	11,723	4,274	42,098
Redeemed	(44,043)	(460,143)	(155,935)	(1,576,046)
	26,931	303,399	(147,497)	(1,494,246)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	28,811	300,936	47,766	483,541
Issued in reinvestment of distributions	3,506	35,374	9,768	95,926
Redeemed	(193,021)	(2,011,063)	(261,054)	(2,625,103)
	(160,704)	(1,674,753)	(203,520)	(2,045,636)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	3,120	32,295	11,265	110,217
Issued in reinvestment of distributions	152	1,525	5,277	51,605
Redeemed	(105,039)	(1,081,627)	(274,668)	(2,732,604)
	(101,767)	(1,047,807)	(258,126)	(2,570,782)
R Class/Shares Authorized	45,000,000		45,000,000
Sold	1,502	15,443	3,366	33,713
Issued in reinvestment of distributions	37	378	125	1,225
Redeemed	(3,388)	(35,486)	(6,854)	(71,425)
	(1,849)	(19,665)	(3,363)	(36,487)
Net increase (decrease)	(305,245)	$(3,138,003)	(870,340)	$(8,718,151)

18

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2017 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Fund	$897,003	$2,925	$441,245	$38,229	$2,569	$510,986
Global Gold Fund	137,308	42,541	43,349	(1,223)	14,973	137,256
Global Real Estate Fund	1,802,729	136,378	528,932	17,439	71,807	1,434,964
International Growth Fund	1,476,768	152,992	442,568	42,427	9,821	1,384,225
NT International Small-Mid Cap Fund	368,197	4,075	85,725	3,706	1,138	335,426
NT International Value Fund	1,121,298	193,198	409,671	(31,386)	35,373	1,065,107
AC Alternatives Equity Market Neutral Fund(3)	169,813	38	29,982	(315)	—	139,787
AC Alternatives Market Neutral Value Fund	169,849	4,257	31,031	935	4,219	138,908
Core Equity Plus Fund	993,194	120,727	182,312	16,901	—	989,210
Heritage Fund	298,676	15,474	194,948	8,551	15,111	111,205
Large Company Value Fund	44,535	562,985	28,726	1,450	3,649	588,764
Mid Cap Value Fund	137,246	84,806	107,775	6,304	6,823	106,650
Select Fund	1,032,363	46,269	419,091	129,329	31,259	595,853
Small Company Fund	418,982	773	192,091	35,598	566	208,348
Emerging Markets Debt Fund	493,044	11,052	89,001	3,119	10,987	425,737
International Bond Fund(3)	1,799,305	148,759	343,384	(34,996)	—	1,734,685
Diversified Bond Fund	1,462,154	34,740	238,371	(7,563)	18,644	1,281,752
High-Yield Fund	833,612	19,916	173,137	(11,215)	19,731	713,598
	$13,656,076	$1,581,905	$3,981,339	$217,290	$246,670	$11,902,461

(1)
Affiliated fund investments represent I Class (formerly Institutional Class) for all funds, except R5 Class (formerly Institutional Class) for International Bond Fund and High-Yield Fund, R6 Class for NT International Small-Mid Cap Fund, NT International Value Fund and Emerging Markets Debt Fund. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

7. Investments in Underlying Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of the underlying funds’ net assets.

19

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Mutual Funds	$11,902,461	—	—
Exchange-Traded Funds	1,357,912	—	—
Temporary Cash Investments	18,358	$1,000,607	—
	$13,278,731	$1,000,607	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$24,138	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$27,434	—

9. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,327,051.

The value of foreign currency risk derivative instruments as of May 31, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $24,138 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $27,434 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended May 31, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(638) in net realized gain (loss) on foreign currency transactions and $(1,220) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

20

10. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indices. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,897,025
Gross tax appreciation of investments	$862,607
Gross tax depreciation of investments	(480,294)
Net tax appreciation (depreciation) of investments	$382,313

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(236,475), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

21

As of November 30, 2016, the fund had late-year ordinary loss deferrals of $(8,372), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

12. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

13. Subsequent Events

On June 29, 2017, the Board of Directors approved a plan of liquidation for the fund. The liquidation date is expected to be October 20, 2017.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(4)	$10.11	0.11	0.62	0.73	(0.10)	—	—	(0.10)	$10.74	7.33%	0.41%(5)	1.36%(5)	2.27%(5)	1.32%(5)	11%	$4,976
2016	$10.12	0.13	0.03	0.16	(0.09)	(0.07)	(0.01)	(0.17)	$10.11	1.65%	0.40%	1.36%	1.26%	0.30%	40%	$5,372
2015	$11.33	0.17	(0.84)	(0.67)	(0.14)	(0.40)	—	(0.54)	$10.12	(6.05)%	0.42%	1.36%	1.62%	0.68%	57%	$7,989
2014	$11.24	0.16	0.09	0.25	(0.14)	(0.02)	—	(0.16)	$11.33	2.30%	0.44%	1.37%	1.35%	0.42%	47%	$20,694
2013	$10.65	0.11	0.62	0.73	(0.14)	—	—	(0.14)	$11.24	7.04%	0.41%	1.37%	1.15%	0.19%	39%	$29,232
2012(6)	$10.00	0.06	0.59	0.65	—	—	—	—	$10.65	6.40%	0.35%(5)	1.37%(5)	0.69%(5)	(0.33)%(5)	19%	$9,566
I Class(7)
2017(4)	$10.14	0.14	0.61	0.75	(0.13)	—	—	(0.13)	$10.76	7.43%	0.21%(5)	1.16%(5)	2.47%(5)	1.52%(5)	11%	$1,300
2016	$10.15	0.16	0.02	0.18	(0.11)	(0.07)	(0.01)	(0.19)	$10.14	1.85%	0.20%	1.16%	1.46%	0.50%	40%	$952
2015	$11.36	0.19	(0.83)	(0.64)	(0.17)	(0.40)	—	(0.57)	$10.15	(5.84)%	0.22%	1.16%	1.82%	0.88%	57%	$2,451
2014	$11.28	0.19	0.08	0.27	(0.17)	(0.02)	—	(0.19)	$11.36	2.41%	0.24%	1.17%	1.55%	0.62%	47%	$5,742
2013	$10.66	0.11	0.66	0.77	(0.15)	—	—	(0.15)	$11.28	7.28%	0.21%	1.17%	1.35%	0.39%	39%	$8,179
2012(6)	$10.00	0.08	0.58	0.66	—	—	—	—	$10.66	6.60%	0.15%(5)	1.17%(5)	0.89%(5)	(0.13)%(5)	19%	$1,894

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(4)	$10.07	0.11	0.60	0.71	(0.08)	—	—	(0.08)	$10.70	7.09%	0.66%(5)	1.61%(5)	2.02%(5)	1.07%(5)	11%	$3,420
2016	$10.08	0.10	0.04	0.14	(0.07)	(0.07)	(0.01)	(0.15)	$10.07	1.40%	0.65%	1.61%	1.01%	0.05%	40%	$4,835
2015	$11.28	0.14	(0.82)	(0.68)	(0.12)	(0.40)	—	(0.52)	$10.08	(6.24)%	0.67%	1.61%	1.37%	0.43%	57%	$6,893
2014	$11.20	0.13	0.09	0.22	(0.12)	(0.02)	—	(0.14)	$11.28	1.96%	0.69%	1.62%	1.10%	0.17%	47%	$14,307
2013	$10.62	0.14	0.57	0.71	(0.13)	—	—	(0.13)	$11.20	6.78%	0.66%	1.62%	0.90%	(0.06)%	39%	$21,003
2012(6)	$10.00	0.03	0.59	0.62	—	—	—	—	$10.62	6.20%	0.60%(5)	1.62%(5)	0.44%(5)	(0.58)%(5)	19%	$19,311
C Class
2017(4)	$9.95	0.06	0.61	0.67	—(8)	—	—	—(8)	$10.62	6.77%	1.41%(5)	2.36%(5)	1.27%(5)	0.32%(5)	11%	$4,523
2016	$9.96	0.02	0.04	0.06	—	(0.07)	—(8)	(0.07)	$9.95	0.63%	1.40%	2.36%	0.26%	(0.70)%	40%	$5,251
2015	$11.15	0.07	(0.83)	(0.76)	(0.03)	(0.40)	—	(0.43)	$9.96	(6.96)%	1.42%	2.36%	0.62%	(0.32)%	57%	$7,829
2014	$11.07	0.03	0.10	0.13	(0.03)	(0.02)	—	(0.05)	$11.15	1.21%	1.44%	2.37%	0.35%	(0.58)%	47%	$16,343
2013	$10.55	(0.01)	0.64	0.63	(0.11)	—	—	(0.11)	$11.07	6.00%	1.41%	2.37%	0.15%	(0.81)%	39%	$18,032
2012(6)	$10.00	(0.04)	0.59	0.55	—	—	—	—	$10.55	5.50%	1.35%(5)	2.37%(5)	(0.31)%(5)	(1.33)%(5)	19%	$4,726

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(4)	$10.03	0.09	0.60	0.69	(0.05)	—	—	(0.05)	$10.67	6.95%	0.91%(5)	1.86%(5)	1.77%(5)	0.82%(5)	11%	$51
2016	$10.04	0.07	0.04	0.11	(0.04)	(0.07)	(0.01)	(0.12)	$10.03	1.14%	0.90%	1.86%	0.76%	(0.20)%	40%	$67
2015	$11.24	0.14	(0.85)	(0.71)	(0.09)	(0.40)	—	(0.49)	$10.04	(6.51)%	0.92%	1.86%	1.12%	0.18%	57%	$100
2014	$11.15	0.09	0.11	0.20	(0.09)	(0.02)	—	(0.11)	$11.24	1.80%	0.94%	1.87%	0.85%	(0.08)%	47%	$354
2013	$10.60	0.18	0.49	0.67	(0.12)	—	—	(0.12)	$11.15	6.42%	0.91%	1.87%	0.65%	(0.31)%	39%	$356
2012(6)	$10.00	0.03	0.57	0.60	—	—	—	—	$10.60	6.00%	0.85%(5)	1.87%(5)	0.19%(5)	(0.83)%(5)	19%	$530

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended May 31, 2017 (unaudited).

(5)	Annualized.

(6)	January 31, 2012 (fund inception) through November 30, 2012.

(7)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(8)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92639 1707

Semiannual Report

May 31, 2017

Multi-Asset Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2017
Types of Investments in Portfolio	% of net assets
Mutual Funds	47.8%
Common Stocks	22.7%
Preferred Stocks	10.7%
Convertible Bonds	4.7%
Corporate Bonds	3.8%
Collateralized Mortgage Obligations	2.3%
Convertible Preferred Stocks	1.9%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.8%
Exchange-Traded Funds	0.4%
U.S. Treasury Securities	0.1%
Temporary Cash Investments	4.1%
Other Assets and Liabilities	(0.4)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)(6)
Actual
Investor Class (after waiver)	$1,000	$1,073.20	$2.95	0.57%
Investor Class (before waiver)	$1,000	$1,073.20(2)	$4.70	0.91%
I Class (after waiver)	$1,000	$1,074.20	$1.91	0.37%
I Class (before waiver)	$1,000	$1,074.20(2)	$3.67	0.71%
Y Class (after waiver)	$1,000	$1,012.80(3)	$0.32(4)	0.22%
Y Class (before waiver)	$1,000	$1,012.80(2)(3)	$0.80(4)	0.56%
A Class (after waiver)	$1,000	$1,071.90	$4.24	0.82%
A Class (before waiver)	$1,000	$1,071.90(2)	$5.99	1.16%
C Class (after waiver)	$1,000	$1,068.00	$8.09	1.57%
C Class (before waiver)	$1,000	$1,068.00(2)	$9.85	1.91%
R Class (after waiver)	$1,000	$1,070.60	$5.52	1.07%
R Class (before waiver)	$1,000	$1,070.60(2)	$7.28	1.41%
R5 Class (after waiver)	$1,000	$1,012.60(3)	$0.53(4)	0.37%
R5 Class (before waiver)	$1,000	$1,012.60(2)(3)	$1.02(4)	0.71%
R6 Class (after waiver)	$1,000	$1,075.00	$1.14	0.22%
R6 Class (before waiver)	$1,000	$1,075.00(2)	$2.90	0.56%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.09	$2.87	0.57%
Investor Class (before waiver)	$1,000	$1,020.39	$4.58	0.91%
I Class (after waiver)	$1,000	$1,023.09	$1.87	0.37%
I Class (before waiver)	$1,000	$1,021.39	$3.58	0.71%
Y Class (after waiver)	$1,000	$1,023.84(5)	$1.11(5)	0.22%
Y Class (before waiver)	$1,000	$1,022.14(5)	$2.82(5)	0.56%
A Class (after waiver)	$1,000	$1,020.84	$4.13	0.82%
A Class (before waiver)	$1,000	$1,019.15	$5.84	1.16%
C Class (after waiver)	$1,000	$1,017.10	$7.90	1.57%
C Class (before waiver)	$1,000	$1,015.41	$9.60	1.91%
R Class (after waiver)	$1,000	$1,019.60	$5.39	1.07%
R Class (before waiver)	$1,000	$1,017.90	$7.09	1.41%
R5 Class (after waiver)	$1,000	$1,023.09(5)	$1.87(5)	0.37%
R5 Class (before waiver)	$1,000	$1,021.39(5)	$3.58(5)	0.71%
R6 Class (after waiver)	$1,000	$1,023.84	$1.11	0.22%
R6 Class (before waiver)	$1,000	$1,022.14	$2.82	0.56%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

(3)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through May 31, 2017.

(4)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 52, the number of days in the period from April 10, 2017 (commencement of sale) through May 31, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

(6)	The annualized expense ratio is calculated using the amount of expenses reflected in the Statement of
Operations for the most recent fiscal half-year, which does not include any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount	Value
MUTUAL FUNDS(1) — 47.8%
Emerging Markets Debt Fund R6 Class	719,729	$7,470,786
Emerging Markets Value Fund I Class	136,696	1,146,879
High-Yield Fund R6 Class	1,972,490	11,400,989
International Value Fund R6 Class	692,642	5,776,632
Utilities Fund Investor Class	29,215	550,402
TOTAL MUTUAL FUNDS (Cost $24,913,368)		26,345,688
COMMON STOCKS — 22.7%
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	548	57,681
Banks — 0.5%
Comerica, Inc.	113	7,747
Commerce Bancshares, Inc.	275	14,721
JPMorgan Chase & Co.	1,057	86,832
PNC Financial Services Group, Inc. (The)	720	85,464
SunTrust Banks, Inc.	1,175	62,710
U.S. Bancorp	342	17,404
Wells Fargo & Co.	398	20,354
		295,232
Capital Markets — 0.2%
AllianceBernstein Holding LP	878	19,799
Bank of New York Mellon Corp. (The)	548	25,822
BlackRock, Inc.	19	7,776
Northern Trust Corp.	484	42,321
T. Rowe Price Group, Inc.	176	12,397
		108,115
Chemicals — 0.1%
Air Products & Chemicals, Inc.	194	27,948
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	1,767	112,399
Communications Equipment — 0.1%
Cisco Systems, Inc.	836	26,359
Containers and Packaging — 0.1%
Bemis Co., Inc.	1,508	67,317
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	459	17,686
Verizon Communications, Inc.	780	36,379
		54,065
Electric Utilities — 0.9%
Edison International	1,091	88,993
Eversource Energy	1,584	98,319
PG&E Corp.	1,994	136,350

6

	Shares/ Principal Amount	Value
Pinnacle West Capital Corp.	1,019	$90,029
Westar Energy, Inc.	713	37,753
Xcel Energy, Inc.	1,427	68,367
		519,811
Electrical Equipment — 0.1%
Emerson Electric Co.	340	20,101
Rockwell Automation, Inc.	86	13,650
		33,751
Energy Equipment and Services — 0.2%
Frank's International NV	1,343	10,046
Schlumberger Ltd.	1,348	93,807
		103,853
Equity Real Estate Investment Trusts (REITs) — 9.8%
Agree Realty Corp.	4,220	192,137
American Tower Corp.	199	26,107
Boston Properties, Inc.	48	5,823
Brixmor Property Group, Inc.	8,502	153,376
Cofinimmo SA	2,955	357,344
Colony NorthStar, Inc., Class A	29,426	415,789
CoreCivic, Inc.	9,329	268,209
Gaming and Leisure Properties, Inc.	7,796	286,191
GEO Group, Inc. (The)	12,183	364,759
Macerich Co. (The)	3,942	226,310
Mapletree Commercial Trust	228,362	254,992
Medical Properties Trust, Inc.	29,675	384,291
MGM Growth Properties LLC, Class A	10,221	287,721
Pebblebrook Hotel Trust	6,887	212,946
Physicians Realty Trust	16,728	340,247
Prologis Property Mexico SA de CV	148,630	255,874
Ryman Hospitality Properties, Inc.	3,010	193,874
Spirit Realty Capital, Inc.	32,568	235,467
STAG Industrial, Inc.	14,687	396,255
STORE Capital Corp.	14,189	289,172
Weyerhaeuser Co.	8,554	281,940
		5,428,824
Food and Staples Retailing — 0.1%
CVS Health Corp.	287	22,050
Wal-Mart Stores, Inc.	724	56,907
		78,957
Food Products — 0.2%
General Mills, Inc.	1,651	93,678
Gas Utilities — 0.6%
Atmos Energy Corp.	1,220	101,638
ONE Gas, Inc.	1,512	106,823
Spire, Inc.	1,560	110,526
		318,987

7

	Shares/ Principal Amount	Value
Health Care Equipment and Supplies — 0.1%
Medtronic plc	894	$75,346
Household Products — 0.4%
Procter & Gamble Co. (The)	2,168	190,979
Industrial Conglomerates — 0.2%
3M Co.	397	81,175
General Electric Co.	383	10,486
		91,661
Insurance — 0.2%
Allstate Corp. (The)	120	10,361
Chubb Ltd.	449	64,292
Marsh & McLennan Cos., Inc.	610	47,311
MetLife, Inc.	152	7,690
		129,654
IT Services — 0.1%
Automatic Data Processing, Inc.	773	79,132
Machinery†
Stanley Black & Decker, Inc.	84	11,562
Media†
Time Warner, Inc.	101	10,049
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
Blackstone Mortgage Trust, Inc., Class A	13,155	408,463
New Residential Investment Corp.	25,227	405,902
Starwood Property Trust, Inc.	18,514	407,678
		1,222,043
Multi-Utilities — 0.2%
Ameren Corp.	1,125	63,844
NorthWestern Corp.	912	56,507
		120,351
Oil, Gas and Consumable Fuels — 4.1%
Antero Midstream Partners LP	4,267	147,809
Chevron Corp.	831	85,992
Enterprise Products Partners LP	16,786	450,033
EQT GP Holdings LP	4,638	121,284
EQT Midstream Partners LP	2,010	148,257
Exxon Mobil Corp.	1,076	86,618
Hess Midstream Partners LP(2)	3,770	87,615
MPLX LP	2,560	84,608
Noble Midstream Partners LP	2,834	130,336
Occidental Petroleum Corp.	788	46,437
Phillips 66 Partners LP	3,557	176,142
Plains All American Pipeline LP	3,168	83,889
Rice Midstream Partners LP	4,260	104,412
Shell Midstream Partners LP	5,781	172,447
Spectra Energy Partners LP	5,184	223,638
TOTAL SA ADR	1,954	102,194
		2,251,711

8

	Shares/ Principal Amount	Value
Personal Products — 0.1%
Unilever NV ADR	842	$47,809
Pharmaceuticals — 0.7%
Eli Lilly & Co.	335	26,656
Johnson & Johnson	1,502	192,632
Merck & Co., Inc.	798	51,958
Pfizer, Inc.	179	5,844
Roche Holding AG ADR	2,630	90,419
		367,509
Real Estate Management and Development — 0.7%
Five Point Holdings LLC, Class A(2)	24,315	379,557
Road and Rail†
Norfolk Southern Corp.	68	8,434
Semiconductors and Semiconductor Equipment — 0.2%
Applied Materials, Inc.	546	25,051
Maxim Integrated Products, Inc.	1,299	62,092
		87,143
Software — 0.1%
Microsoft Corp.	478	33,383
Oracle Corp. (New York)	807	36,630
		70,013
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	3,287	45,426
TOTAL COMMON STOCKS (Cost $11,793,295)		12,515,356
PREFERRED STOCKS — 10.7%
Banks — 5.0%
Bank of America Corp., 5.20%	33,000	33,091
Bank of America Corp., 6.50%	745,000	825,087
Citigroup, Inc., 5.90%	33,000	35,104
Citigroup, Inc., 5.95%	696,000	731,217
U.S. Bancorp, 5.30%	136,000	142,882
Wells Fargo & Co., 8.00%	38,508	995,047
		2,762,428
Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The), 5.30%	505,000	528,987
Electric Utilities — 0.8%
Pacific Gas & Electric Co., 4.50%	8,968	223,169
Pacific Gas & Electric Co., 4.80%	1,937	51,282
Pacific Gas & Electric Co., 5.00%	5,387	142,594
		417,045
Equity Real Estate Investment Trusts (REITs) — 0.9%
DDR Corp., 6.25%	500	12,495
Kimco Realty Corp., 5.625%	530	13,276
Public Storage, 5.40%	17,527	450,970
		476,741
Industrial Conglomerates — 1.9%
General Electric Co., 5.00%	1,002,000	1,058,663

9

	Shares/ Principal Amount	Value
Multi-Utilities — 1.1%
SCE Trust II, 5.10%	25,393	$636,095
TOTAL PREFERRED STOCKS (Cost $5,707,028)		5,879,959
CONVERTIBLE BONDS — 4.7%
Air Freight and Logistics — 0.3%
UBS AG, (convertible into United Parcel Service, Inc.), 2.80%, 8/3/17(3)(4)	$1,577	171,900
Auto Components — 0.5%
Credit Suisse AG, (convertible into Delphi Automotive plc), 5.93%, 6/1/17(3)(4)	3,547	247,608
Biotechnology — 0.1%
UBS AG, (convertible into Gilead Science, Inc.), 3.15%, 8/14/17(3)(4)	1,225	81,589
Capital Markets — 0.3%
Janus Capital Group, Inc., 0.75%, 7/15/18	121,000	162,140
Food Products — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Mondelez International, Inc.), MTN, 6.82%, 7/14/17(3)(4)	1,910	89,219
Health Care Providers and Services†
Merrill Lynch International & Co. C.V., (convertible into Express Scripts Holding Co.), 3.35%, 11/1/17(3)(4)	337	20,309
Metals and Mining — 0.8%
Newmont Mining Corp., 1.625%, 7/15/17	461,000	461,864
Multiline Retail — 0.2%
Merrill Lynch International & Co. C.V, (convertible into Target Corp.), 3.10%, 8/31/17(3)(4)	256	14,867
Wells Fargo Bank N.A., (convertible into Target Corp.), 1.72%, 7/21/17(3)(4)	1,470	90,251
		105,118
Oil, Gas and Consumable Fuels — 0.3%
Goldman Sachs International, (convertible into EQT Corp.), 5.50%, 6/15/17(3)(4)	2,222	145,800
Semiconductors and Semiconductor Equipment — 1.9%
Citigroup Global Markets Holdings, Inc., (convertible into QUALCOMM, Inc.), MTN, 4.26%, 8/18/17(3)(4)	2,351	134,329
Intel Corp., 3.48%, 12/15/35	78,000	106,519
Microchip Technology, Inc., 1.625%, 2/15/27(4)	385,000	426,628
Teradyne, Inc., 1.25%, 12/15/23(4)	307,000	390,466
		1,057,942
Specialty Retail — 0.1%
Merrill Lynch International & Co. C.V., (convertible into L Brands, Inc.), 8.40%, 8/29/17(3)(4)	344	17,307
Morgan Stanley B.V., (convertible into Advance Auto Parts, Inc.), 2.72%, 11/30/17(3)(4)	477	63,164
		80,471
TOTAL CONVERTIBLE BONDS (Cost $2,496,135)		2,623,960
CORPORATE BONDS — 3.8%
Automobiles — 0.1%
Daimler Finance North America LLC, 2.00%, 8/3/18(4)	10,000	10,033

10

		Shares/ Principal Amount	Value
General Motors Financial Co., Inc., 5.25%, 3/1/26		$35,000	$37,717
			47,750
Banks — 0.2%
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		25,000	25,955
Capital One Financial Corp., 4.20%, 10/29/25		40,000	40,845
Citigroup, Inc., 4.00%, 8/5/24		35,000	36,143
Wells Fargo & Co., MTN, 4.65%, 11/4/44		25,000	25,933
			128,876
Beverages†
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		25,000	25,819
Biotechnology — 0.1%
AbbVie, Inc., 3.60%, 5/14/25		25,000	25,604
Celgene Corp., 5.00%, 8/15/45		25,000	27,402
			53,006
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		35,000	37,643
Capital Markets — 0.1%
Jefferies Group LLC, 5.125%, 4/13/18		35,000	35,972
Chemicals — 0.1%
LyondellBasell Industries NV, 5.00%, 4/15/19		35,000	36,696
Diversified Financial Services — 0.3%
Ally Financial, Inc., 3.50%, 1/27/19		30,000	30,483
JPMorgan Chase & Co., VRN, 5.15%, 5/1/23		75,000	76,125
Morgan Stanley, MTN, 4.00%, 7/23/25		40,000	41,858
			148,466
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.45%, 4/1/24		39,000	41,283
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24		11,000	10,883
Transocean, Inc., 9.00%, 7/15/23(4)		25,000	26,250
			37,133
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.375%, 10/15/26		25,000	24,639
Crown Castle International Corp., 5.25%, 1/15/23		20,000	22,359
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		15,000	15,449
Essex Portfolio LP, 3.625%, 8/15/22		25,000	25,888
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		35,000	35,175
VEREIT Operating Partnership LP, 4.125%, 6/1/21		20,000	21,070
			144,580
Food and Staples Retailing — 0.1%
Dollar General Corp., 3.25%, 4/15/23		35,000	35,711
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	14,157
			49,868
Gas Utilities — 0.3%
Enbridge, Inc., 4.50%, 6/10/44		$25,000	24,517

11

	Shares/ Principal Amount	Value
Enterprise Products Operating LLC, VRN, 4.88%, 7/3/17	$25,000	$25,031
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	35,000	40,462
MPLX LP, 4.875%, 12/1/24	22,000	23,653
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	35,000	35,095
Williams Cos., Inc. (The), 3.70%, 1/15/23	35,000	34,650
		183,408
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 3.75%, 11/30/26	25,000	25,547
Medtronic, Inc., 3.50%, 3/15/25	35,000	36,532
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	35,000	36,561
		98,640
Health Care Providers and Services — 0.1%
Express Scripts Holding Co., 4.50%, 2/25/26	25,000	26,304
HCA, Inc., 3.75%, 3/15/19	25,000	25,594
		51,898
Hotels, Restaurants and Leisure†
FelCor Lodging LP, 5.625%, 3/1/23	15,000	15,750
Household Durables — 0.1%
MDC Holdings, Inc., 5.50%, 1/15/24	35,000	37,362
Toll Brothers Finance Corp., 4.00%, 12/31/18	35,000	36,111
		73,473
Industrial Conglomerates — 0.1%
General Electric Co., 4.125%, 10/9/42	25,000	26,141
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	39,000	40,256
		66,397
Insurance — 0.2%
American International Group, Inc., 4.125%, 2/15/24	25,000	26,466
International Lease Finance Corp., 4.625%, 4/15/21	20,000	21,368
Liberty Mutual Group, Inc., VRN, 4.04%, 9/15/17(4)	25,000	24,312
Markel Corp., 3.625%, 3/30/23	35,000	36,408
		108,554
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.875%, 6/5/24	40,000	41,874
Machinery — 0.1%
Oshkosh Corp., 5.375%, 3/1/22	35,000	36,488
Media — 0.3%
21st Century Fox America, Inc., 6.90%, 8/15/39	25,000	33,042
Comcast Corp., 4.75%, 3/1/44	25,000	27,555
CSC Holdings LLC, 6.75%, 11/15/21	15,000	16,631
Lamar Media Corp., 5.375%, 1/15/24	35,000	36,943
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	20,000	20,625
Time Warner, Inc., 3.80%, 2/15/27	35,000	34,981
		169,777
Metals and Mining†
Newmont Mining Corp., 3.50%, 3/15/22	10,000	10,390
Teck Resources Ltd., 4.75%, 1/15/22	15,000	15,769
		26,159

12

	Shares/ Principal Amount	Value
Mortgage Real Estate Investment Trusts (REITs)†
Starwood Property Trust, Inc., 5.00%, 12/15/21(4)	$15,000	$15,675
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.90%, 8/1/41	25,000	27,108
Exelon Corp., 4.45%, 4/15/46	25,000	25,621
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	40,000	40,713
Progress Energy, Inc., 3.15%, 4/1/22	25,000	25,671
Sempra Energy, 2.875%, 10/1/22	35,000	35,209
		154,322
Oil, Gas and Consumable Fuels — 0.1%
Newfield Exploration Co., 5.75%, 1/30/22	35,000	37,450
Petrobras Global Finance BV, 5.375%, 1/27/21	14,000	14,371
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	15,000	15,506
		67,327
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	25,000	25,165
Pharmaceuticals — 0.1%
Allergan Funding SCS, 3.85%, 6/15/24	25,000	26,071
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	35,000	34,803
		60,874
Road and Rail — 0.1%
Norfolk Southern Corp., 3.25%, 12/1/21	35,000	36,368
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 3.48%, 6/1/19(4)	25,000	25,603
Seagate HDD Cayman, 4.75%, 6/1/23	24,000	24,663
		50,266
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.625%, 4/1/23	35,000	37,352
TOTAL CORPORATE BONDS (Cost $2,080,577)		2,106,859
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.3%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.43%, 6/1/17	23,382	23,349
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.32%, 6/1/17	5,764	5,575
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 6/1/17	31,729	31,702
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.28%, 6/1/17	1,821	1,756
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	5,770	5,989
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.75%, 6/1/17	26,273	26,036
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.06%, 6/1/17	9,711	9,609
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 6/1/17	34,535	35,725
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.44%, 6/1/17	9,697	9,308

13

	Shares/ Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.10%, 6/1/17	$18,812	$19,518
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.06%, 6/1/17	22,041	22,148
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.22%, 6/1/17	12,112	12,099
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.48%, 6/1/17	10,393	10,390
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.18%, 6/1/17	6,352	6,135
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.15%, 6/1/17	551	576
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.09%, 6/1/17	32,988	33,879
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.13%, 6/26/17	32,929	32,185
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.03%, 6/1/17	13,394	13,159
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.83%, 6/1/17	6,097	6,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 6/1/17	13,706	13,886
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 6/1/17	18,504	18,807
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	23,395	23,190
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	23,550	23,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.31%, 6/1/17	5,813	5,834
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.33%, 6/1/17	7,116	7,142
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	16,796	16,965
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	26,683	26,806
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	2,284	2,306
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 6/1/17	8,268	7,715
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.18%, 6/1/17	4,814	4,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.17%, 6/1/17	30,167	30,320
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.19%, 6/1/17	61,322	61,474
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.25%, 6/1/17	29,735	28,315
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.08%, 6/1/17	18,388	17,689
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 6/1/17	45,160	42,340
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 6/1/17	13,084	12,163
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	27,391	27,601

14

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	$14,284	$14,226
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	11,909	12,002
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	24,576	24,755
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	42,410	42,752
		769,617
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.27%, 6/26/17	50,000	54,877
FNMA, Series 2014-C02, Class 1M2, VRN, 3.62%, 6/26/17	50,000	52,355
FNMA, Series 2014-C02, Class 2M2, VRN, 3.62%, 6/26/17	225,000	233,475
FNMA, Series 2016-C03, Class 2M2, VRN, 6.92%, 6/26/17	5,000	5,859
FNMA, Series 2016-C04, Class 1M2, VRN, 5.27%, 6/26/17	10,000	11,038
FNMA, Series 2016-C05, Class 2M1, VRN, 2.37%, 6/26/17	45,765	46,131
FNMA, Series 2016-C05, Class 2M2, VRN, 5.47%, 6/26/17	50,000	55,155
FNMA, Series 2017-C01, Class 1M2, VRN, 4.57%, 6/26/17	55,000	58,120
		517,010
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,261,626)		1,286,627
CONVERTIBLE PREFERRED STOCKS — 1.9%
Banks — 1.0%
Bank of America Corp., 7.25%	345	428,145
Wells Fargo & Co., 7.50%	91	115,205
		543,350
Equity Real Estate Investment Trusts (REITs) — 0.6%
Welltower, Inc., 6.50%	5,488	355,952
Machinery — 0.3%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	1,604	167,185
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $998,009)		1,066,487
ASSET-BACKED SECURITIES(5) — 1.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(4)	$50,000	50,009
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(4)	15,000	15,060
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	25,000	25,580
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(4)	48,352	48,672
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, VRN, 3.24%, 6/25/17(4)	24,176	24,289
Colony American Homes, Series 2014-2A, Class A, VRN, 1.98%, 6/17/17(4)	47,946	47,909
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.25%, 6/17/17(4)	24,943	25,149
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(4)	50,000	50,184
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(4)	50,000	49,888

15

	Shares/ Principal Amount	Value
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	$7,000	$6,989
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	47,712	47,044
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(4)	9,343	9,379
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.20%, 6/17/17(4)	7,991	8,001
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(4)	7,398	7,482
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(4)	45,045	44,961
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(4)	7,507	7,505
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.40%, 6/17/17(4)	15,000	15,150
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(4)	9,019	9,133
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(4)	21,662	21,685
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	7,478	7,504
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(4)	17,083	17,087
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(4)	20,791	20,891
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	5,917	5,924
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(4)	10,500	10,271
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	40,194	40,141
TOTAL ASSET-BACKED SECURITIES (Cost $613,621)		615,887
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	25,000	25,647
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	15,000	15,519
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 6/1/17	25,000	27,332
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 6/1/17	10,000	10,605
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/17	10,000	10,685
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 6/1/17	15,000	15,824
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 6/1/17	25,000	25,601
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(4)	25,000	25,680
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(4)	25,000	25,642
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	15,468

16

	Shares/ Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 6/1/17	$25,000	$25,778
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(4)	25,000	24,628
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 6/1/17(4)	10,000	9,889
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 6/1/17	25,000	26,263
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	20,000	20,751
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class B, VRN, 4.91%, 6/1/17	25,000	27,244
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 6/1/17	25,000	24,902
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	25,000	24,754
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50(6)	50,000	50,497
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $433,107)		432,709
EXCHANGE-TRADED FUNDS — 0.4%
Alerian MLP ETF	10,259	123,108
iShares Russell 1000 Value ETF	1,000	114,530
TOTAL EXCHANGE-TRADED FUNDS (Cost $233,796)		237,638
U.S. TREASURY SECURITIES — 0.1%
U.S. Treasury Bills, 0.55%, 8/10/17(7)(8) (Cost $29,963)	$30,000	29,948
TEMPORARY CASH INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,266,576)	2,266,576	2,266,576
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $52,827,101)		55,407,694
OTHER ASSETS AND LIABILITIES — (0.4)%		(247,019)
TOTAL NET ASSETS — 100.0%		$55,160,675

17

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	1,673,567	USD	105,521	Goldman Sachs & Co.	6/21/17	$(2,569)
ARS	1,742,785	USD	112,184	Goldman Sachs & Co.	6/21/17	(4,974)
AUD	108,243	USD	81,499	JPMorgan Chase Bank N.A.	6/21/17	(1,094)
AUD	38,840	USD	29,681	JPMorgan Chase Bank N.A.	6/21/17	(830)
AUD	57,909	USD	44,212	JPMorgan Chase Bank N.A.	6/21/17	(1,196)
USD	15,662	AUD	20,575	JPMorgan Chase Bank N.A.	6/21/17	379
USD	139,038	AUD	184,417	JPMorgan Chase Bank N.A.	6/21/17	2,050
USD	106,992	AUD	142,715	JPMorgan Chase Bank N.A.	6/21/17	981
USD	113,028	AUD	151,165	JPMorgan Chase Bank N.A.	6/21/17	741
USD	112,494	AUD	150,695	JPMorgan Chase Bank N.A.	6/21/17	556
BRL	161,173	USD	50,636	Goldman Sachs & Co.	6/21/17	(1,039)
BRL	356,066	USD	113,073	Goldman Sachs & Co.	6/21/17	(3,504)
BRL	706,293	USD	221,402	Goldman Sachs & Co.	6/21/17	(4,061)
BRL	337,149	USD	107,953	Goldman Sachs & Co.	6/21/17	(4,206)
BRL	656,500	USD	206,122	Goldman Sachs & Co.	6/21/17	(4,104)
USD	102,088	BRL	350,927	Goldman Sachs & Co.	6/21/17	(5,900)
USD	203,801	BRL	692,515	Goldman Sachs & Co.	6/21/17	(9,300)
USD	44,317	BRL	142,259	Goldman Sachs & Co.	6/21/17	541
USD	78,969	BRL	255,860	Goldman Sachs & Co.	6/21/17	236
USD	32,006	BRL	102,699	Goldman Sachs & Co.	6/21/17	404
USD	101,984	BRL	326,553	Goldman Sachs & Co.	6/21/17	1,497
USD	107,584	BRL	346,368	Goldman Sachs & Co.	6/21/17	1,000
CAD	180,270	USD	133,407	JPMorgan Chase Bank N.A.	6/21/17	88
CAD	147,149	USD	109,352	JPMorgan Chase Bank N.A.	6/21/17	(384)
CAD	146,410	USD	110,314	Morgan Stanley	6/21/17	(1,893)
USD	118,566	CAD	162,813	JPMorgan Chase Bank N.A.	6/21/17	(2,001)
USD	67,963	CAD	90,368	Morgan Stanley	6/21/17	1,043
USD	70,490	CAD	94,196	Morgan Stanley	6/21/17	736
USD	63,161	CAD	84,207	Morgan Stanley	6/21/17	803
USD	121,668	CAD	162,689	Morgan Stanley	6/21/17	1,193
USD	110,303	CAD	148,068	Morgan Stanley	6/21/17	655
USD	121,885	CAD	165,686	Morgan Stanley	6/21/17	(810)
CHF	16,823	USD	17,040	Credit Suisse AG	6/21/17	351
CHF	94,233	USD	94,376	Credit Suisse AG	6/21/17	3,039
CHF	107,526	USD	108,253	Credit Suisse AG	6/21/17	2,903
CHF	111,978	USD	114,252	Credit Suisse AG	6/21/17	1,507
CHF	218,294	USD	223,742	Credit Suisse AG	6/21/17	1,922
USD	82,518	CHF	83,228	Credit Suisse AG	6/21/17	(3,520)
USD	71,012	CHF	70,404	Credit Suisse AG	6/21/17	(1,769)
USD	65,165	CHF	64,950	Credit Suisse AG	6/21/17	(1,978)
USD	221,654	CHF	222,079	Credit Suisse AG	6/21/17	(7,923)
USD	5,313	CHF	5,291	Credit Suisse AG	6/30/17	(160)
USD	23,133	CHF	22,644	Credit Suisse AG	6/30/17	(290)
USD	4,082	CHF	4,048	Credit Suisse AG	6/30/17	(106)
USD	813	CHF	809	Credit Suisse AG	6/30/17	(24)
USD	1,506	CHF	1,503	Credit Suisse AG	6/30/17	(49)
USD	1,677	CHF	1,680	Credit Suisse AG	6/30/17	(61)
USD	1,342	CHF	1,346	Credit Suisse AG	6/30/17	(51)
USD	7,284	CHF	7,231	Credit Suisse AG	6/30/17	(196)
USD	2,516	CHF	2,501	Credit Suisse AG	6/30/17	(71)
USD	1,981	CHF	1,963	Credit Suisse AG	6/30/17	(50)
USD	1,506	CHF	1,492	Credit Suisse AG	6/30/17	(37)

18

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,902	CHF	1,886	Credit Suisse AG	6/30/17	$(49)
USD	2,848	CHF	2,820	Credit Suisse AG	6/30/17	(69)
USD	2,242	CHF	2,215	Credit Suisse AG	6/30/17	(49)
USD	2,582	CHF	2,595	Credit Suisse AG	6/30/17	(102)
USD	6,744	CHF	6,786	Credit Suisse AG	6/30/17	(275)
USD	2,682	CHF	2,644	Credit Suisse AG	6/30/17	(53)
CLP	105,658,380	USD	158,408	Goldman Sachs & Co.	6/21/17	(1,699)
CLP	61,247,911	USD	94,438	Goldman Sachs & Co.	6/21/17	(3,597)
CLP	81,026,319	USD	119,954	Goldman Sachs & Co.	6/21/17	222
CLP	74,538,249	USD	111,366	Goldman Sachs & Co.	6/21/17	(813)
USD	101,314	CLP	67,474,791	Goldman Sachs & Co.	6/21/17	1,237
USD	276,342	CLP	179,939,880	Goldman Sachs & Co.	6/21/17	9,460
USD	51,799	CLP	33,928,268	Goldman Sachs & Co.	6/21/17	1,477
USD	37,232	CLP	24,729,305	Goldman Sachs & Co.	6/21/17	554
USD	117,401	CLP	77,566,544	Goldman Sachs & Co.	6/21/17	2,356
USD	121,263	CLP	81,282,844	Goldman Sachs & Co.	6/21/17	707
USD	110,744	CLP	74,258,213	Goldman Sachs & Co.	6/21/17	606
COP	79,265,623	USD	26,369	Goldman Sachs & Co.	6/21/17	735
COP	342,582,608	USD	116,775	Goldman Sachs & Co.	6/21/17	369
COP	287,313,877	USD	98,227	Goldman Sachs & Co.	6/21/17	18
COP	328,341,053	USD	113,417	Goldman Sachs & Co.	6/21/17	(1,143)
COP	406,298,004	USD	138,117	Goldman Sachs & Co.	6/21/17	814
USD	79,897	COP	242,646,166	Goldman Sachs & Co.	6/21/17	(3,075)
USD	89,867	COP	259,086,559	Goldman Sachs & Co.	6/21/17	1,274
USD	99,137	COP	292,553,060	Goldman Sachs & Co.	6/21/17	(900)
USD	220,033	COP	649,515,380	Goldman Sachs & Co.	6/21/17	(2,064)
EUR	101,261	USD	110,473	JPMorgan Chase Bank N.A.	6/21/17	3,392
EUR	103,106	USD	112,826	JPMorgan Chase Bank N.A.	6/21/17	3,114
EUR	101,618	USD	110,629	JPMorgan Chase Bank N.A.	6/21/17	3,638
EUR	9,597	USD	10,303	UBS AG	6/30/17	493
EUR	284,052	USD	309,758	UBS AG	6/30/17	9,811
EUR	8,650	USD	9,527	UBS AG	6/30/17	204
EUR	3,795	USD	4,230	UBS AG	6/30/17	40
USD	12,899	EUR	12,020	UBS AG	6/30/17	(623)
USD	18,673	EUR	17,400	UBS AG	6/30/17	(902)
USD	292,157	EUR	268,118	UBS AG	6/30/17	(9,486)
USD	119,157	EUR	109,352	UBS AG	6/30/17	(3,869)
USD	8,685	EUR	8,131	UBS AG	6/30/17	(462)
GBP	134,077	USD	167,643	Credit Suisse AG	6/21/17	5,211
GBP	25,208	USD	31,488	Credit Suisse AG	6/21/17	1,010
GBP	55,610	USD	69,468	Credit Suisse AG	6/21/17	2,225
GBP	92,602	USD	116,289	Credit Suisse AG	6/21/17	3,095
GBP	83,848	USD	106,852	Credit Suisse AG	6/21/17	1,246
GBP	87,959	USD	113,143	Credit Suisse AG	6/21/17	255
USD	123,901	GBP	95,698	Credit Suisse AG	6/21/17	526
USD	105,097	GBP	81,654	Credit Suisse AG	6/21/17	(172)
USD	82,071	GBP	67,304	Credit Suisse AG	6/21/17	(4,699)
USD	13,370	GBP	10,977	Credit Suisse AG	6/21/17	(781)
USD	81,403	GBP	66,773	Credit Suisse AG	6/21/17	(4,681)
HUF	29,041,272	USD	101,486	Goldman Sachs & Co.	6/21/17	4,425
HUF	64,556,644	USD	229,684	Goldman Sachs & Co.	6/21/17	5,749
HUF	31,706,014	USD	113,678	Goldman Sachs & Co.	6/21/17	1,951
USD	164,214	HUF	48,213,605	Goldman Sachs & Co.	6/21/17	(11,617)
USD	34,309	HUF	9,939,042	Goldman Sachs & Co.	6/21/17	(1,938)

19

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	222,832	HUF	65,447,443	Goldman Sachs & Co.	6/21/17	$(15,850)
USD	116,056	HUF	33,133,560	Goldman Sachs & Co.	6/21/17	(4,779)
IDR	1,342,038,796	USD	100,565	Goldman Sachs & Co.	6/21/17	181
IDR	1,486,224,982	USD	111,411	Goldman Sachs & Co.	6/21/17	159
IDR	935,120,336	USD	69,422	Goldman Sachs & Co.	6/21/17	777
USD	33,267	IDR	446,114,338	Goldman Sachs & Co.	6/21/17	(222)
USD	136,441	IDR	1,831,044,794	Goldman Sachs & Co.	6/21/17	(1,014)
USD	111,537	IDR	1,486,224,982	Goldman Sachs & Co.	6/21/17	(34)
ILS	301,742	USD	82,056	Goldman Sachs & Co.	6/21/17	3,221
ILS	790,824	USD	217,291	Goldman Sachs & Co.	6/21/17	6,206
ILS	800,910	USD	222,996	Goldman Sachs & Co.	6/21/17	3,351
ILS	299,575	USD	81,853	Goldman Sachs & Co.	6/21/17	2,811
USD	32,154	ILS	116,624	Goldman Sachs & Co.	6/21/17	(805)
USD	164,934	ILS	601,317	Goldman Sachs & Co.	6/21/17	(5,006)
USD	69,006	ILS	249,393	Goldman Sachs & Co.	6/21/17	(1,476)
USD	116,112	ILS	424,807	Goldman Sachs & Co.	6/21/17	(3,944)
USD	222,890	ILS	800,910	Goldman Sachs & Co.	6/21/17	(3,457)
INR	5,144,485	USD	77,431	Morgan Stanley	6/21/17	2,221
INR	7,184,696	USD	109,975	Morgan Stanley	6/21/17	1,264
INR	7,578,597	USD	117,470	Morgan Stanley	6/21/17	(132)
INR	7,322,696	USD	113,557	Morgan Stanley	6/21/17	(180)
INR	11,227,045	USD	166,351	Morgan Stanley	6/21/17	7,476
USD	222,203	INR	14,500,955	Morgan Stanley	6/21/17	(2,314)
USD	150,616	INR	9,778,022	Morgan Stanley	6/21/17	(775)
JPY	12,641,593	USD	114,335	Credit Suisse AG	6/21/17	(96)
JPY	10,691,409	USD	98,811	Credit Suisse AG	6/21/17	(2,196)
JPY	37,842,978	USD	337,823	Credit Suisse AG	6/21/17	4,154
JPY	36,788,061	USD	332,922	Credit Suisse AG	6/21/17	(478)
USD	101,095	JPY	11,175,984	Credit Suisse AG	6/21/17	101
USD	331,370	JPY	37,172,309	Credit Suisse AG	6/21/17	(4,546)
USD	113,087	JPY	12,827,687	Credit Suisse AG	6/21/17	(2,833)
KRW	128,449,462	USD	113,642	Morgan Stanley	6/21/17	1,137
KRW	119,954,474	USD	106,234	Morgan Stanley	6/21/17	954
KRW	125,187,644	USD	110,608	Morgan Stanley	6/21/17	1,256
USD	113,371	KRW	128,449,462	Morgan Stanley	6/21/17	(1,408)
USD	214,463	KRW	245,142,118	Morgan Stanley	6/21/17	(4,590)
MXN	1,599,984	USD	80,476	JPMorgan Chase Bank N.A.	6/21/17	5,057
MXN	2,031,517	USD	108,494	JPMorgan Chase Bank N.A.	6/21/17	110
MXN	2,127,585	USD	111,049	JPMorgan Chase Bank N.A.	6/21/17	2,690
MXN	2,053,231	USD	109,467	JPMorgan Chase Bank N.A.	6/21/17	297
MXN	42,522	USD	2,218	JPMorgan Chase Bank N.A.	6/30/17	51
USD	218,052	MXN	4,180,816	JPMorgan Chase Bank N.A.	6/21/17	(5,451)
USD	80,386	MXN	1,599,984	JPMorgan Chase Bank N.A.	6/21/17	(5,148)
USD	106,177	MXN	2,031,517	JPMorgan Chase Bank N.A.	6/21/17	(2,426)
USD	2,254	MXN	42,264	JPMorgan Chase Bank N.A.	6/30/17	(2)
USD	49,824	MXN	968,778	JPMorgan Chase Bank N.A.	6/30/17	(1,887)
USD	1,351	MXN	26,167	JPMorgan Chase Bank N.A.	6/30/17	(46)
USD	53,684	MXN	1,015,591	JPMorgan Chase Bank N.A.	6/30/17	(527)
MYR	363,168	USD	81,850	Goldman Sachs & Co.	6/21/17	2,750
MYR	590,927	USD	132,703	Goldman Sachs & Co.	6/21/17	4,954
MYR	478,310	USD	107,293	Goldman Sachs & Co.	6/21/17	4,130
MYR	471,911	USD	107,595	Goldman Sachs & Co.	6/21/17	2,337
MYR	479,749	USD	109,158	Goldman Sachs & Co.	6/21/17	2,600
MYR	510,506	USD	117,533	Goldman Sachs & Co.	6/21/17	1,390

20

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	470,641	USD	109,197	Goldman Sachs & Co.	6/21/17	$439
USD	76,183	MYR	338,900	Goldman Sachs & Co.	6/21/17	(2,764)
USD	114,612	MYR	499,480	Goldman Sachs & Co.	6/21/17	(1,742)
USD	138,538	MYR	619,474	Goldman Sachs & Co.	6/21/17	(5,769)
USD	23,634	MYR	106,058	Goldman Sachs & Co.	6/21/17	(1,072)
USD	81,863	MYR	367,973	Goldman Sachs & Co.	6/21/17	(3,857)
NOK	979,509	USD	115,158	JPMorgan Chase Bank N.A.	6/21/17	804
NOK	967,605	USD	114,905	JPMorgan Chase Bank N.A.	6/21/17	(352)
USD	81,631	NOK	694,015	JPMorgan Chase Bank N.A.	6/21/17	(532)
USD	82,509	NOK	708,962	JPMorgan Chase Bank N.A.	6/21/17	(1,424)
USD	36,450	NOK	307,334	JPMorgan Chase Bank N.A.	6/21/17	65
USD	102,389	NOK	877,911	JPMorgan Chase Bank N.A.	6/21/17	(1,545)
USD	22,540	NOK	193,926	JPMorgan Chase Bank N.A.	6/21/17	(418)
USD	122,561	NOK	1,056,671	JPMorgan Chase Bank N.A.	6/21/17	(2,536)
NZD	195,552	USD	136,959	JPMorgan Chase Bank N.A.	6/21/17	1,533
NZD	310,299	USD	218,499	JPMorgan Chase Bank N.A.	6/21/17	1,259
USD	66,545	NZD	95,112	JPMorgan Chase Bank N.A.	6/21/17	(815)
USD	70,493	NZD	100,383	JPMorgan Chase Bank N.A.	6/21/17	(600)
USD	64,423	NZD	92,295	JPMorgan Chase Bank N.A.	6/21/17	(941)
USD	238,985	NZD	344,062	JPMorgan Chase Bank N.A.	6/21/17	(4,684)
USD	123,352	NZD	179,339	JPMorgan Chase Bank N.A.	6/21/17	(3,658)
PHP	3,121,590	USD	61,962	Morgan Stanley	6/21/17	689
PHP	4,607,689	USD	92,901	Morgan Stanley	6/21/17	(423)
PHP	5,655,116	USD	112,753	Morgan Stanley	6/21/17	747
PHP	11,884,305	USD	238,019	Morgan Stanley	6/21/17	502
PHP	5,302,423	USD	106,078	Morgan Stanley	6/21/17	343
USD	95,028	PHP	4,799,855	Morgan Stanley	6/21/17	(1,306)
USD	164,866	PHP	8,366,951	Morgan Stanley	6/21/17	(3,061)
USD	78,893	PHP	4,009,344	Morgan Stanley	6/21/17	(1,575)
USD	22,241	PHP	1,125,010	Morgan Stanley	6/21/17	(338)
USD	123,000	PHP	6,174,944	Morgan Stanley	6/21/17	(933)
USD	222,658	PHP	11,071,690	Morgan Stanley	6/21/17	447
USD	223,612	PHP	11,142,574	Morgan Stanley	6/21/17	(22)
PLN	272,900	USD	67,820	Goldman Sachs & Co.	6/21/17	5,526
PLN	124,617	USD	31,613	Goldman Sachs & Co.	6/21/17	1,880
PLN	484,231	USD	123,946	Goldman Sachs & Co.	6/21/17	6,199
PLN	416,053	USD	107,131	Goldman Sachs & Co.	6/21/17	4,690
USD	22,007	PLN	82,251	Goldman Sachs & Co.	6/21/17	(100)
USD	108,213	PLN	405,183	Goldman Sachs & Co.	6/21/17	(686)
RUB	1,193,120	USD	19,852	Morgan Stanley	6/21/17	1,094
RUB	2,859,405	USD	49,141	Morgan Stanley	6/21/17	1,058
RUB	4,095,924	USD	70,668	Morgan Stanley	6/21/17	1,239
RUB	3,897,288	USD	68,158	Morgan Stanley	6/21/17	262
RUB	6,921,002	USD	121,208	Morgan Stanley	6/21/17	295
RUB	6,922,187	USD	122,387	Morgan Stanley	6/21/17	(862)
RUB	13,505,041	USD	232,525	Morgan Stanley	6/21/17	4,567
RUB	8,404,406	USD	140,307	Morgan Stanley	6/21/17	7,239
USD	120,197	RUB	7,006,266	Morgan Stanley	6/21/17	(2,804)
USD	118,628	RUB	6,780,259	Morgan Stanley	6/21/17	(405)
USD	106,664	RUB	6,068,104	Morgan Stanley	6/21/17	133
USD	78,791	RUB	4,777,910	Morgan Stanley	6/21/17	(5,089)
USD	80,092	RUB	4,548,847	Morgan Stanley	6/21/17	234
USD	217,466	RUB	12,536,682	Morgan Stanley	6/21/17	(2,626)
SEK	951,506	USD	108,230	JPMorgan Chase Bank N.A.	6/21/17	1,365

21

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	981,453	USD	112,217	JPMorgan Chase Bank N.A.	6/21/17	$827
USD	108,322	SEK	966,263	JPMorgan Chase Bank N.A.	6/21/17	(2,973)
USD	107,845	SEK	966,696	JPMorgan Chase Bank N.A.	6/21/17	(3,500)
USD	112,240	SEK	985,969	JPMorgan Chase Bank N.A.	6/21/17	(1,325)
SGD	131,553	USD	94,297	JPMorgan Chase Bank N.A.	6/21/17	800
SGD	155,645	USD	111,641	Morgan Stanley	6/21/17	872
SGD	28,238	USD	20,285	Credit Suisse AG	6/30/17	130
SGD	345,557	USD	247,516	Credit Suisse AG	6/30/17	2,306
USD	94,447	SGD	131,553	JPMorgan Chase Bank N.A.	6/21/17	(650)
USD	110,369	SGD	155,645	Morgan Stanley	6/21/17	(2,145)
USD	6,736	SGD	9,404	Credit Suisse AG	6/30/17	(63)
USD	251,610	SGD	350,286	Credit Suisse AG	6/30/17	(1,630)
USD	10,108	SGD	14,105	Credit Suisse AG	6/30/17	(90)
THB	4,643,677	USD	134,086	Goldman Sachs & Co.	6/21/17	2,300
THB	2,300,234	USD	66,731	Goldman Sachs & Co.	6/21/17	827
THB	7,698,962	USD	225,710	Goldman Sachs & Co.	6/21/17	411
USD	109,974	THB	3,802,913	Goldman Sachs & Co.	6/21/17	(1,718)
USD	91,641	THB	3,140,998	Goldman Sachs & Co.	6/21/17	(611)
USD	110,579	THB	3,800,608	Goldman Sachs & Co.	6/21/17	(1,046)
USD	112,790	THB	3,898,354	Goldman Sachs & Co.	6/21/17	(1,706)
TRY	604,741	USD	157,287	Goldman Sachs & Co.	6/21/17	13,137
TRY	253,162	USD	65,704	Goldman Sachs & Co.	6/21/17	5,640
TRY	464,529	USD	124,539	Goldman Sachs & Co.	6/21/17	6,372
TRY	284,361	USD	76,411	Goldman Sachs & Co.	6/21/17	3,726
TRY	411,210	USD	110,271	Goldman Sachs & Co.	6/21/17	5,613
TRY	386,550	USD	104,371	Goldman Sachs & Co.	6/21/17	4,564
TRY	399,990	USD	110,619	Goldman Sachs & Co.	6/21/17	2,103
TRY	229,400	USD	64,140	Goldman Sachs & Co.	6/21/17	508
USD	187,781	TRY	677,025	Goldman Sachs & Co.	6/21/17	(3,014)
USD	211,814	TRY	763,038	Goldman Sachs & Co.	6/21/17	(3,221)
USD	217,339	TRY	823,287	Goldman Sachs & Co.	6/21/17	(14,674)
TWD	1,548,628	USD	51,272	Morgan Stanley	6/21/17	134
TWD	961,844	USD	31,818	Morgan Stanley	6/21/17	111
TWD	6,880,072	USD	226,840	Morgan Stanley	6/21/17	1,542
TWD	3,352,926	USD	111,913	Morgan Stanley	6/21/17	(614)
TWD	2,528,214	USD	81,850	Morgan Stanley	6/21/17	2,074
TWD	3,564,333	USD	118,246	Morgan Stanley	6/21/17	71
USD	100,905	TWD	3,054,761	Morgan Stanley	6/21/17	(497)
USD	217,153	TWD	6,588,414	Morgan Stanley	6/21/17	(1,548)
USD	65,649	TWD	1,983,925	Morgan Stanley	6/21/17	(206)
USD	337,946	TWD	10,232,998	Morgan Stanley	6/21/17	(1,736)
USD	223,207	TWD	6,722,992	Morgan Stanley	6/21/17	39
ZAR	1,543,835	USD	116,226	Goldman Sachs & Co.	6/21/17	1,077
ZAR	1,429,124	USD	107,664	Goldman Sachs & Co.	6/21/17	924
ZAR	1,514,387	USD	114,890	Goldman Sachs & Co.	6/21/17	176
USD	111,076	ZAR	1,543,835	Goldman Sachs & Co.	6/21/17	(6,228)
USD	216,580	ZAR	2,943,511	Goldman Sachs & Co.	6/21/17	(7,074)
						$(48,731)
22

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
1	U.S. Treasury 10-Year Ultra Notes	September 2017	$135,734	$342

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
Markit CDX North America High Yield Index Series 26	$148,500	Sell	5.00%	6/20/21	2.71%	$10,763	$14,005
Markit CDX North America High Yield Index Series 27	148,500	Sell	5.00%	12/20/21	3.02%	6,795	13,353
						$17,558	$27,358

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
DAC	-	Designated Activity Company
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $1,076,343, which represented 2.0% of total net assets.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,758,827, which represented 5.0% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $26,952.

(8)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

23

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $27,913,733)	$29,062,006
Investment securities - affiliated, at value (cost of $24,913,368)	26,345,688
Total investment securities, at value (cost of $52,827,101)	55,407,694
Foreign currency holdings, at value (cost of $3,355)	3,360
Receivable for investments sold	353,614
Receivable for capital shares sold	6,938
Receivable for variation margin on futures contracts	605
Receivable for variation margin on swap agreements	17
Unrealized appreciation on forward foreign currency exchange contracts	249,367
Dividends and interest receivable	214,846
56,236,441

Liabilities
Disbursements in excess of demand deposit cash	57,193
Payable for investments purchased	692,366
Unrealized depreciation on forward foreign currency exchange contracts	298,098
Accrued management fees	25,139
Distribution and service fees payable	2,970
1,075,766

Net Assets	$55,160,675

Net Assets Consist of:
Capital (par value and paid-in surplus)	$53,546,644
Distributions in excess of net investment income	(122,880)
Accumulated net realized loss	(813,134)
Net unrealized appreciation	2,550,045
$55,160,675

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$44,999,900	4,451,418	$10.11
I Class, $0.01 Par Value	$1,886,293	186,529	$10.11
Y Class, $0.01 Par Value	$5,062	500	$10.12
A Class, $0.01 Par Value	$2,658,851	262,946	$10.11*
C Class, $0.01 Par Value	$1,912,015	189,170	$10.11
R Class, $0.01 Par Value	$1,858,381	183,828	$10.11
R5 Class, $0.01 Par Value	$5,062	500	$10.12
R6 Class, $0.01 Par Value	$1,835,111	181,477	$10.11
*Maximum offering price $10.73 (net asset value divided by 0.9425).

See Notes to Financial Statements.

24

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from underlying funds (including $639,420 from affiliated funds)	$961,416
Dividends (net of foreign taxes withheld of $4,279)	387,050
Interest	157,115
1,505,581

Expenses:
Management fees	241,490
Distribution and service fees:
A Class	3,165
C Class	9,230
R Class	4,502
Directors' fees and expenses	773
Other expenses	3,056
262,216
Fees waived(1)	(94,074)
168,142

Net investment income (loss)	1,337,439

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $83,003 from affiliated funds)	83,919
Futures contract transactions	4,338
Swap agreement transactions	4,474
Foreign currency transactions	83,249
Capital gain distributions received from affiliated funds	15,136
191,116

Change in net unrealized appreciation (depreciation) on:
Investments	2,436,370
Futures contracts	342
Swap agreements	9,682
Translation of assets and liabilities in foreign currencies	(105,289)
2,341,105

Net realized and unrealized gain (loss)	2,532,221

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,869,660

(1)	Amount consists of $77,255, $3,140, $3, $4,352, $3,172, $3,095, $3 and $3,054 for the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

25

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$1,337,439	$942,432
Net realized gain (loss)	191,116	(676,412)
Change in net unrealized appreciation (depreciation)	2,341,105	879,551
Net increase (decrease) in net assets resulting from operations	3,869,660	1,145,571

Distributions to Shareholders
From net investment income:
Investor Class	(1,261,038)	(542,473)
I Class	(53,039)	(91,140)
Y Class	(34)	—
A Class	(67,757)	(84,948)
C Class	(42,808)	(59,003)
R Class	(46,181)	(67,155)
R5 Class	(33)	—
R6 Class	(52,900)	(80,939)
Decrease in net assets from distributions	(1,523,790)	(925,658)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	160,545	35,535,653

Net increase (decrease) in net assets	2,506,415	35,755,566

Net Assets
Beginning of period	52,654,260	16,898,694
End of period	$55,160,675	$52,654,260

Undistributed (distributions in excess of) net investment income	$(122,880)	$63,471

See Notes to Financial Statements.

26

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Multi-Asset Income Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other American Century Investments funds (affiliated funds), unaffiliated funds such as exchange-traded funds, equity and debt securities, and certain derivative instruments. The fund may invest in affiliated and unaffiliated funds (collectively, the underlying funds) to an unlimited extent. The fund will assume the risks associated with the underlying funds. The fund's investment objective is to seek income. Long-term capital appreciation is a secondary objective.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

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If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions

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of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds. ACIM owns 65% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended May 31, 2017 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.90%	0.56%
I Class	0.70%	0.36%
Y Class	0.55%	0.21%
A Class	0.90%	0.56%
C Class	0.90%	0.56%
R Class	0.90%	0.56%
R5 Class	0.70%	0.36%
R6 Class	0.55%	0.21%

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Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended May 31, 2017 totaled $60,464,517, of which $569,811 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 totaled $59,891,690, of which $240,816 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017(1)		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		70,000,000
Sold	662,193	$6,583,862	3,832,643	$37,402,279
Issued in reinvestment of distributions	123,099	1,217,166	51,396	492,964
Redeemed	(803,334)	(8,028,849)	(325,053)	(3,105,776)
	(18,042)	(227,821)	3,558,986	34,789,467
I Class/Shares Authorized	45,000,000		45,000,000
Sold	—	—	2,572	25,000
Issued in reinvestment of distributions	5,359	53,039	9,584	91,140
Redeemed	—	—	(40,233)	(400,000)
	5,359	53,039	(28,077)	(283,860)
Y Class/Shares Authorized	50,000,000		N/A
Sold	497	5,000
Issued in reinvestment of distributions	3	34
	500	5,034
A Class/Shares Authorized	45,000,000		45,000,000
Sold	8,510	84,271	63,714	619,774
Issued in reinvestment of distributions	6,850	67,757	8,877	84,948
Redeemed	(107)	(1,059)	(114)	(1,090)
	15,253	150,969	72,477	703,632
C Class/Shares Authorized	45,000,000		45,000,000
Sold	3,282	32,645	11,611	112,482
Issued in reinvestment of distributions	4,335	42,808	6,200	59,003
Redeemed	(658)	(6,488)	(2,691)	(26,634)
	6,959	68,965	15,120	144,851
R Class/Shares Authorized	50,000,000		45,000,000
Sold	851	8,484	3,501	34,253
Issued in reinvestment of distributions	4,673	46,181	7,051	67,155
Redeemed	(225)	(2,239)	(81)	(784)
	5,299	52,426	10,471	100,624
R5 Class/Shares Authorized	50,000,000		N/A
Sold	497	5,000
Issued in reinvestment of distributions	3	33
	500	5,033
R6 Class/Shares Authorized	50,000,000		45,000,000
Issued in reinvestment of distributions	5,344	52,900	8,488	80,939
Net increase (decrease)	21,172	$160,545	3,637,465	$35,535,653

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the Y Class and R5 Class.

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2017 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	$5,806,261	$1,884,845	$440,164	$(806)	$163,515	$7,470,786
Emerging Markets Value Fund I Class (formerly Institutional Class)	1,320,577	104,284	414,855	34,361	20,393	1,146,879
High-Yield Fund R6 Class	11,352,296	2,832,598	3,112,662	9,900	305,304	11,400,989
International Value Fund R6 Class	4,479,438	1,639,761	944,304	40,103	135,210	5,776,632
Utilities Fund Investor Class	512,406	47,201	28,183	(555)	30,134	550,402
	$23,470,978	$6,508,689	$4,940,168	$83,003	$654,556	$26,345,688

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Mutual Funds	$26,345,688	—	—
Common Stocks	11,647,146	$868,210	—
Preferred Stocks	2,250,477	3,629,482	—
Convertible Bonds	—	2,623,960	—
Corporate Bonds	—	2,106,859	—
Collateralized Mortgage Obligations	—	1,286,627	—
Convertible Preferred Stocks	—	1,066,487	—
Asset-Backed Securities	—	615,887	—
Commercial Mortgage-Backed Securities	—	432,709	—
Exchange-Traded Funds	237,638	—	—
U.S. Treasury Securities	—	29,948	—
Temporary Cash Investments	2,266,576	—	—
	$42,747,525	$12,660,169	—
Other Financial Instruments
Futures Contracts	$342	—	—
Swap Agreements	—	$27,358	—
Forward Foreign Currency Exchange Contracts	—	249,367	—
	$342	$276,725	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$298,098	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $514,667.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in interest risk derivative instruments for temporary investment purposes.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $12,301,180.

Value of Derivative Instruments as of May 31, 2017
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$17	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	249,367	Unrealized depreciation on forward foreign currency exchange contracts	$298,098
Interest Rate Risk	Receivable for variation margin on futures contracts*	605	Payable for variation margin on futures contracts*	—
		$249,989		$298,098

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$4,474	Change in net unrealized appreciation (depreciation) on swap agreements	$9,682
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	85,827	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(107,143)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	4,338	Change in net unrealized appreciation (depreciation) on futures contracts	342
		$94,639		$(97,119)

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$53,421,025
Gross tax appreciation of investments	$2,448,716
Gross tax depreciation of investments	(462,047)
Net tax appreciation (depreciation) of investments	$1,986,669

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(227,143) and accumulated long-term capital losses of $(144,164), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

11. Recently Issued Accounting Guidance and Standards

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(4)	$9.69	0.24	0.46	0.70	(0.28)	—	(0.28)	$10.11	7.32%	0.57%(5)	0.91%(5)	4.92%(5)	4.58%(5)	117%	$45,000
2016	$9.40	0.42	0.31	0.73	(0.44)	—	(0.44)	$9.69	7.92%	0.61%	0.92%	4.50%	4.19%	195%	$43,297
2015	$10.00	0.39	(0.57)	(0.18)	(0.39)	(0.03)	(0.42)	$9.40	(1.84)%	0.59%	0.91%	4.08%	3.76%	127%	$8,559
I Class(6)
2017(4)	$9.69	0.25	0.46	0.71	(0.29)	—	(0.29)	$10.11	7.42%	0.37%(5)	0.71%(5)	5.12%(5)	4.78%(5)	117%	$1,886
2016	$9.40	0.47	0.28	0.75	(0.46)	—	(0.46)	$9.69	8.14%	0.41%	0.72%	4.70%	4.39%	195%	$1,756
2015	$10.00	0.42	(0.58)	(0.16)	(0.41)	(0.03)	(0.44)	$9.40	(1.65)%	0.39%	0.71%	4.28%	3.96%	127%	$1,967
Y Class
2017(7)	$10.06	0.04	0.09	0.13	(0.07)	—	(0.07)	$10.12	1.28%	0.22%(5)	0.56%(5)	2.87%(5)	2.53%(5)	117%(8)	$5
A Class
2017(4)	$9.69	0.23	0.46	0.69	(0.27)	—	(0.27)	$10.11	7.19%	0.82%(5)	1.16%(5)	4.67%(5)	4.33%(5)	117%	$2,659
2016	$9.40	0.42	0.28	0.70	(0.41)	—	(0.41)	$9.69	7.65%	0.86%	1.17%	4.25%	3.94%	195%	$2,400
2015	$10.00	0.38	(0.58)	(0.20)	(0.37)	(0.03)	(0.40)	$9.40	(2.08)%	0.84%	1.16%	3.83%	3.51%	127%	$1,647
C Class
2017(4)	$9.69	0.19	0.46	0.65	(0.23)	—	(0.23)	$10.11	6.80%	1.57%(5)	1.91%(5)	3.92%(5)	3.58%(5)	117%	$1,912
2016	$9.40	0.35	0.28	0.63	(0.34)	—	(0.34)	$9.69	6.83%	1.61%	1.92%	3.50%	3.19%	195%	$1,765
2015	$10.00	0.31	(0.58)	(0.27)	(0.31)	(0.03)	(0.33)	$9.40	(2.79)%	1.59%	1.91%	3.08%	2.76%	127%	$1,570

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(4)	$9.69	0.22	0.46	0.68	(0.26)	—	(0.26)	$10.11	7.06%	1.07%(5)	1.41%(5)	4.42%(5)	4.08%(5)	117%	$1,858
2016	$9.40	0.40	0.28	0.68	(0.39)	—	(0.39)	$9.69	7.37%	1.11%	1.42%	4.00%	3.69%	195%	$1,730
2015	$10.00	0.36	(0.58)	(0.22)	(0.35)	(0.03)	(0.38)	$9.40	(2.32)%	1.09%	1.41%	3.58%	3.26%	127%	$1,580
R5 Class
2017(7)	$10.06	0.04	0.09	0.13	(0.07)	—	(0.07)	$10.12	1.26%	0.37%(5)	0.71%(5)	2.72%(5)	2.38%(5)	117%(8)	$5
R6 Class
2017(4)	$9.69	0.26	0.46	0.72	(0.30)	—	(0.30)	$10.11	7.50%	0.22%(5)	0.56%(5)	5.27%(5)	4.93%(5)	117%	$1,835
2016	$9.40	0.48	0.28	0.76	(0.47)	—	(0.47)	$9.69	8.30%	0.26%	0.57%	4.85%	4.54%	195%	$1,707
2015	$10.00	0.44	(0.58)	(0.14)	(0.43)	(0.03)	(0.46)	$9.40	(1.51)%	0.24%	0.56%	4.43%	4.11%	127%	$1,576

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended May 31, 2017 (unaudited).

(5)	Annualized.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(7)	April 10, 2017 (commencement of sale) through May 31, 2017 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2017.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

38

Notes

39

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92643 1707

Semiannual Report

May 31, 2017

Strategic Allocation: Aggressive Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2017
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	1.6%
Apple, Inc.	1.2%
Amazon.com, Inc.	1.0%
Microsoft Corp.	0.9%
Facebook, Inc., Class A	0.6%
Wal-Mart Stores, Inc.	0.6%
Johnson & Johnson	0.6%
Applied Materials, Inc.	0.5%
Oracle Corp.(1)	0.5%
Tencent Holdings Ltd.	0.5%
(1) Includes shares traded on all exchanges.

Geographic Composition of Common Stocks	% of net assets
United States	53.8%
Japan	3.3%
United Kingdom	3.1%
China	2.5%
Other Countries	15.0%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.9 years
Average Duration (effective)	5.3 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	53.8%
Foreign Common Stocks(2)	23.9%
Corporate Bonds	7.7%
U.S. Treasury Securities	7.1%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.5%
Collateralized Mortgage Obligations	0.6%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.5%
Exchange-Traded Funds	0.4%
Municipal Securities	0.4%
Commercial Paper	0.3%
U.S. Government Agency Securities	0.2%
Convertible Preferred Stocks	—(3)
Temporary Cash Investments	1.9%
Other Assets and Liabilities	(1.1)%
(2) Includes depositary shares, dual listed securities and foreign ordinary shares.
(3) Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,100.60	$5.81	1.11%
Investor Class (before waiver)	$1,000	$1,100.60(2)	$6.08	1.16%
I Class (after waiver)	$1,000	$1,103.40	$4.77	0.91%
I Class (before waiver)	$1,000	$1,103.40(2)	$5.03	0.96%
A Class (after waiver)	$1,000	$1,099.90	$7.12	1.36%
A Class (before waiver)	$1,000	$1,099.90(2)	$7.38	1.41%
C Class (after waiver)	$1,000	$1,095.30	$11.02	2.11%
C Class (before waiver)	$1,000	$1,095.30(2)	$11.28	2.16%
R Class (after waiver)	$1,000	$1,098.70	$8.42	1.61%
R Class (before waiver)	$1,000	$1,098.70(2)	$8.69	1.66%
R5 Class (after waiver)	$1,000	$1,031.10(3)	$1.32(4)	0.91%
R5 Class (before waiver)	$1,000	$1,031.10(2)(3)	$1.39(4)	0.96%
R6 Class (after waiver)	$1,000	$1,103.80	$3.99	0.76%
R6 Class (before waiver)	$1,000	$1,103.80(2)	$4.25	0.81%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.40	$5.59	1.11%
Investor Class (before waiver)	$1,000	$1,019.15	$5.84	1.16%
I Class (after waiver)	$1,000	$1,020.39	$4.58	0.91%
I Class (before waiver)	$1,000	$1,020.15	$4.84	0.96%
A Class (after waiver)	$1,000	$1,018.15	$6.84	1.36%
A Class (before waiver)	$1,000	$1,017.90	$7.09	1.41%
C Class (after waiver)	$1,000	$1,014.41	$10.60	2.11%
C Class (before waiver)	$1,000	$1,014.16	$10.85	2.16%
R Class (after waiver)	$1,000	$1,016.90	$8.10	1.61%
R Class (before waiver)	$1,000	$1,016.65	$8.35	1.66%
R5 Class (after waiver)	$1,000	$1,020.39(5)	$4.58(5)	0.91%
R5 Class (before waiver)	$1,000	$1,020.14(5)	$4.84(5)	0.96%
R6 Class (after waiver)	$1,000	$1,021.14	$3.83	0.76%
R6 Class (before waiver)	$1,000	$1,020.89	$4.08	0.81%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

(3)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through May 31, 2017.

(4)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 52, the number of days in the period from April 10, 2017 (commencement of sale) through May 31, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

5

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 77.7%
Aerospace and Defense — 1.3%
AAR Corp.	1,772	$61,914
Astronics Corp.(1)	237	7,252
Boeing Co. (The)	18,056	3,387,847
Cubic Corp.	1,279	59,282
Curtiss-Wright Corp.	794	71,484
Hexcel Corp.	2,572	132,278
KLX, Inc.(1)	2,013	97,409
L3 Technologies, Inc.	3,883	654,635
Lockheed Martin Corp.	8,128	2,285,025
Mercury Systems, Inc.(1)	2,249	89,443
Textron, Inc.	37,223	1,779,259
United Technologies Corp.	30,513	3,700,616
		12,326,444
Air Freight and Logistics†
Royal Mail plc	49,178	279,686
XPO Logistics, Inc.(1)	2,083	109,566
		389,252
Airlines — 0.5%
American Airlines Group, Inc.	3,875	187,589
Delta Air Lines, Inc.	33,245	1,633,327
Deutsche Lufthansa AG	32,946	640,086
easyJet plc	12,260	223,361
Japan Airlines Co. Ltd.	5,700	167,011
JetBlue Airways Corp.(1)	9,432	211,465
Qantas Airways Ltd.	142,708	531,256
Ryanair Holdings plc ADR(1)	11,424	1,219,398
Spirit Airlines, Inc.(1)	7,386	392,197
		5,205,690
Auto Components — 0.7%
Bridgestone Corp.	15,600	655,270
Cie Generale des Etablissements Michelin, Class B	530	66,682
Delphi Automotive plc	26,273	2,311,236
Faurecia	7,628	400,425
Hota Industrial Manufacturing Co. Ltd.	70,851	352,147
Ichikoh Industries Ltd.	4,000	24,524
LCI Industries	2,269	201,941
Motherson Sumi Systems Ltd.(1)	93,938	655,979
NGK Spark Plug Co. Ltd.	8,700	176,828
Nokian Renkaat Oyj	8,091	330,659
Schaeffler AG Preference Shares	14,668	242,299
Stoneridge, Inc.(1)	2,211	34,182

6

	Shares/ Principal Amount	Value
Tenneco, Inc.	1,264	$71,858
Toyota Boshoku Corp.	13,700	264,351
TS Tech Co. Ltd.	7,400	208,135
Valeo SA	13,152	915,563
		6,912,079
Automobiles — 1.0%
Astra International Tbk PT	2,132,400	1,400,788
Brilliance China Automotive Holdings Ltd.	484,000	903,088
Daimler AG	216	15,677
Ferrari NV	2,670	230,950
Fiat Chrysler Automobiles NV(1)	18,345	192,580
Ford Motor Co.	116,565	1,296,203
Harley-Davidson, Inc.	2,522	133,691
Honda Motor Co. Ltd.	8,500	239,228
Honda Motor Co. Ltd. ADR	36,109	1,008,524
Peugeot SA	29,166	575,001
Subaru Corp.	18,500	625,576
Suzuki Motor Corp.	9,600	452,045
Tata Motors Ltd.	127,790	943,075
Tofas Turk Otomobil Fabrikasi AS	69,121	574,066
Toyota Motor Corp.	19,100	1,023,036
		9,613,528
Banks — 5.8%
Ameris Bancorp	1,303	56,485
Australia & New Zealand Banking Group Ltd.	48,601	1,011,525
Banco do Brasil SA	34,500	301,720
Banco Macro SA ADR	3,912	350,007
Banco Santander SA	143,815	933,947
Bank Mandiri Persero Tbk PT	754,400	713,622
Bank of America Corp.	141,745	3,176,505
Bank of Hawaii Corp.	3,199	248,658
Bank of the Ozarks, Inc.	3,388	149,750
Bank Rakyat Indonesia Persero Tbk PT	531,200	577,261
Bankia SA	93,320	107,347
BankUnited, Inc.	18,144	601,655
Barclays plc	88,465	239,364
BB&T Corp.	61,653	2,567,847
BNP Paribas SA	35,352	2,494,749
BOC Hong Kong Holdings Ltd.	118,000	532,265
Boston Private Financial Holdings, Inc.	4,226	61,277
CaixaBank SA	71,060	335,585
Capital Bank Financial Corp., Class A	2,458	91,192
Capitec Bank Holdings Ltd.	8,910	529,083
Cathay General Bancorp	3,022	107,281
China CITIC Bank Corp. Ltd., H Shares	258,000	159,252
China Construction Bank Corp., H Shares	379,000	313,217
Citigroup, Inc.	10,074	609,880

7

	Shares/ Principal Amount	Value
Citizens Financial Group, Inc.	13,184	$449,574
Comerica, Inc.	2,950	202,252
Commerce Bancshares, Inc.	9,614	514,637
Commercial International Bank Egypt S.A.E.	49,996	230,645
Commercial International Bank Egypt S.A.E. GDR	70,365	309,606
Commonwealth Bank of Australia	6,658	394,047
Credicorp Ltd.	1,606	269,037
DNB ASA	41,010	694,558
East West Bancorp, Inc.	13,699	749,746
Erste Group Bank AG	29,012	1,052,677
FCB Financial Holdings, Inc., Class A(1)	5,038	230,740
FinecoBank Banca Fineco SpA	20,810	156,391
First Financial Bankshares, Inc.	1,168	44,676
First Hawaiian, Inc.	3,058	84,278
FNB Corp.	7,806	103,039
Hana Financial Group, Inc.	4,356	159,712
HDFC Bank Ltd.	62,938	1,602,373
HSBC Holdings plc (Hong Kong)	105,200	913,955
HSBC Holdings plc (London)	239,141	2,081,668
Industrial & Commercial Bank of China Ltd., H Shares	1,629,770	1,089,644
ING Groep NV	70,459	1,178,545
Itau Unibanco Holding SA ADR	56,992	621,783
Itau Unibanco Holding SA Preference Shares	34,500	380,082
JPMorgan Chase & Co.	28,112	2,309,401
Kasikornbank PCL	53,600	294,281
KBC Group NV	28,378	2,135,216
LegacyTexas Financial Group, Inc.	2,948	103,829
Lloyds Banking Group plc	218,141	198,403
M&T Bank Corp.	12,057	1,886,559
Mitsubishi UFJ Financial Group, Inc.	125,500	782,916
Mizuho Financial Group, Inc.	322,100	560,730
Moneta Money Bank AS	131,770	448,549
National Australia Bank Ltd.	14,822	331,726
OTP Bank plc	15,172	473,023
Oversea-Chinese Banking Corp. Ltd.	13,000	98,558
PNC Financial Services Group, Inc. (The)	21,351	2,534,364
Regions Financial Corp.	27,798	384,724
Sberbank of Russia PJSC (London) ADR	64,143	715,194
Societe Generale SA	17,322	908,136
Southside Bancshares, Inc.	1,680	54,700
Sumitomo Mitsui Financial Group, Inc.	11,600	416,238
SunTrust Banks, Inc.	3,349	178,736
SVB Financial Group(1)	2,931	499,736
Texas Capital Bancshares, Inc.(1)	1,301	95,493
U.S. Bancorp	79,682	4,055,017
UMB Financial Corp.	4,115	288,173
UniCredit SpA(1)	38,814	678,878

8

	Shares/ Principal Amount	Value
Unione di Banche Italiane SpA	19,990	$75,496
United Overseas Bank Ltd.	8,800	146,153
Valley National Bancorp	39,724	448,087
Wells Fargo & Co.	62,314	3,186,738
Westamerica Bancorporation	7,979	409,402
Western Alliance Bancorp(1)	1,474	67,391
Westpac Banking Corp.	25,533	578,655
Yes Bank Ltd.	2,443	54,197
Zions Bancorporation	17,333	694,533
		55,876,371
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A(1)	2,419	345,312
Coca-Cola Bottling Co. Consolidated	438	99,750
Coca-Cola Co. (The)	3,065	139,366
Constellation Brands, Inc., Class A	4,342	793,501
Davide Campari-Milano SpA	5,740	40,139
Dr Pepper Snapple Group, Inc.	2,325	215,783
Heineken NV	6,740	663,782
MGP Ingredients, Inc.	1,142	58,482
Molson Coors Brewing Co., Class B	7,912	749,978
Monster Beverage Corp.(1)	17,803	900,120
PepsiCo, Inc.	22,880	2,673,986
Treasury Wine Estates Ltd.	154,234	1,492,139
		8,172,338
Biotechnology — 2.2%
AbbVie, Inc.	39,253	2,591,483
Aimmune Therapeutics, Inc.(1)	1,405	23,323
Alder Biopharmaceuticals, Inc.(1)	1,142	17,587
Alexion Pharmaceuticals, Inc.(1)	5,686	557,399
Alkermes plc(1)	3,452	199,388
Amgen, Inc.	28,612	4,441,727
Biogen, Inc.(1)	10,540	2,611,496
Biohaven Pharmaceutical Holding Co. Ltd.(1)	830	20,924
BioMarin Pharmaceutical, Inc.(1)	3,975	348,369
Celgene Corp.(1)	18,345	2,098,851
Clovis Oncology, Inc.(1)	567	29,291
CSL Ltd.	9,560	918,419
Exact Sciences Corp.(1)	1,270	46,317
Exelixis, Inc.(1)	2,454	45,914
FibroGen, Inc.(1)	1,272	33,454
Flexion Therapeutics, Inc.(1)	1,357	23,191
Galapagos NV(1)	2,035	169,348
Genmab A/S(1)	958	204,435
Gilead Sciences, Inc.	25,174	1,633,541
Halozyme Therapeutics, Inc.(1)	2,098	24,756
Incyte Corp.(1)	9,861	1,275,323
Ironwood Pharmaceuticals, Inc.(1)	1,557	27,574

9

	Shares/ Principal Amount	Value
Jounce Therapeutics, Inc.(1)	419	$8,485
Kite Pharma, Inc.(1)	683	49,395
Ligand Pharmaceuticals, Inc., Class B(1)	277	29,994
Medy-Tox, Inc.	1,737	809,855
Neurocrine Biosciences, Inc.(1)	330	14,345
Portola Pharmaceuticals, Inc.(1)	828	30,512
Prothena Corp. plc(1)	363	18,517
Puma Biotechnology, Inc.(1)	247	18,896
Radius Health, Inc.(1)	658	22,780
Regeneron Pharmaceuticals, Inc.(1)	2,420	1,110,925
Sage Therapeutics, Inc.(1)	443	29,287
Sarepta Therapeutics, Inc.(1)	547	16,322
Seegene, Inc.(1)	10,858	376,771
Shire plc	18,730	1,079,093
Spark Therapeutics, Inc.(1)	513	26,127
TESARO, Inc.(1)	357	53,304
Ultragenyx Pharmaceutical, Inc.(1)	497	26,763
		21,063,481
Building Products — 0.9%
Apogee Enterprises, Inc.	862	45,927
Continental Building Products, Inc.(1)	984	24,010
CSW Industrials, Inc.(1)	3,668	129,480
Daikin Industries Ltd.	9,400	921,327
dormakaba Holding AG	72	65,009
Fortune Brands Home & Security, Inc.	9,799	618,317
Johnson Controls International plc	106,622	4,452,535
Lennox International, Inc.	2,744	485,962
LIXIL Group Corp.	6,800	165,349
Masonite International Corp.(1)	1,108	81,604
NCI Building Systems, Inc.(1)	3,529	58,758
Nichias Corp.	8,000	95,061
Owens Corning	17,896	1,116,710
PGT Innovations, Inc.(1)	5,889	67,429
USG Corp.(1)	4,813	136,882
		8,464,360
Capital Markets — 2.3%
3i Group plc	45,993	530,374
Affiliated Managers Group, Inc.	7,917	1,218,031
Ameriprise Financial, Inc.	12,581	1,519,659
Ares Management LP	4,388	79,203
AURELIUS Equity Opportunities SE & Co. KGaA	3,500	203,899
Bank of New York Mellon Corp. (The)	43,760	2,061,971
BlackRock, Inc.	1,170	478,811
Brookfield Asset Management, Inc., Class A	6,211	235,134
CBOE Holdings, Inc.	5,898	509,410
Charles Schwab Corp. (The)	28,978	1,122,898
Daiwa Securities Group, Inc.	46,000	279,738

10

	Shares/ Principal Amount	Value
Deutsche Boerse AG	7,230	$751,106
Evercore Partners, Inc., Class A	17,581	1,191,992
Franklin Resources, Inc.	15,441	645,279
Goldman Sachs Group, Inc. (The)	7,427	1,569,028
Invesco Ltd.	73,979	2,345,134
Investec plc	23,267	182,269
Janus Henderson Group plc(1)	3,218	100,670
Julius Baer Group Ltd.	26,600	1,377,306
London Stock Exchange Group plc	29,240	1,290,345
NEX Group plc	18,920	157,113
Northern Trust Corp.	18,310	1,601,027
Partners Group Holding AG	380	232,853
S&P Global, Inc.	4,919	702,482
SBI Holdings, Inc.	17,800	230,476
SEI Investments Co.	16,059	804,395
State Street Corp.	4,598	374,553
T. Rowe Price Group, Inc.	6,626	466,736
UBS Group AG	22,551	358,562
		22,620,454
Chemicals — 1.6%
Air Products & Chemicals, Inc.	11,717	1,687,951
Arkema SA	10,980	1,147,344
Axalta Coating Systems Ltd.(1)	10,759	336,757
BASF SE	2,444	230,180
Cabot Corp.	20,548	1,073,222
Chase Corp.	147	15,508
Chr Hansen Holding A/S	10,090	706,602
Covestro AG	2,337	174,790
Dow Chemical Co. (The)	43,922	2,721,407
E.I. du Pont de Nemours & Co.	6,432	507,613
FMC Corp.	16,195	1,220,617
Hitachi Chemical Co. Ltd.	9,600	264,813
Ingevity Corp.(1)	9,093	537,123
Innophos Holdings, Inc.	2,340	98,959
Innospec, Inc.	1,353	86,592
Kanto Denka Kogyo Co. Ltd.	8,000	65,300
Koppers Holdings, Inc.(1)	1,003	36,158
Lenzing AG	660	118,218
Lotte Chemical Corp.	235	75,668
LyondellBasell Industries NV, Class A	11,043	889,182
Minerals Technologies, Inc.	1,329	95,622
Mitsubishi Chemical Holdings Corp.	56,400	427,010
Mitsui Chemicals, Inc.	28,000	139,052
Monsanto Co.	4,254	499,505
PolyOne Corp.	2,288	85,434
Scotts Miracle-Gro Co. (The), Class A	4,342	376,061
Sensient Technologies Corp.	1,672	134,245

11

	Shares/ Principal Amount	Value
Shin-Etsu Chemical Co. Ltd.	8,300	$744,339
Taiyo Nippon Sanso Corp.	13,900	141,071
Tosoh Corp.	53,000	450,321
Valvoline, Inc.	2,007	44,897
WR Grace & Co.	1,671	119,794
		15,251,355
Commercial Services and Supplies — 0.3%
ABM Industries, Inc.	1,442	62,064
Advanced Disposal Services, Inc.(1)	4,678	109,091
Brink's Co. (The)	7,499	473,187
Deluxe Corp.	798	54,392
Downer EDI Ltd.	66,666	317,032
G4S plc	86,926	363,999
InnerWorkings, Inc.(1)	4,305	46,666
Interface, Inc.	1,865	38,326
Intrum Justitia AB	4,381	148,295
Knoll, Inc.	1,717	36,915
Loomis AB, B Shares	3,175	119,637
Multi-Color Corp.	1,680	144,312
Rentokil Initial plc	59,170	202,487
Republic Services, Inc.	7,187	457,165
SP Plus Corp.(1)	201	5,929
Waste Management, Inc.	9,181	669,387
		3,248,884
Communications Equipment — 0.6%
ARRIS International plc(1)	291	8,159
Ciena Corp.(1)	2,687	63,091
Cisco Systems, Inc.	137,756	4,343,447
F5 Networks, Inc.(1)	530	67,909
Lumentum Holdings, Inc.(1)	615	35,086
Palo Alto Networks, Inc.(1)	14,987	1,777,308
		6,295,000
Construction and Engineering — 0.2%
China Railway Construction Corp. Ltd., H Shares	403,000	553,362
CIMIC Group Ltd.	1,718	51,701
Dycom Industries, Inc.(1)	421	35,444
Granite Construction, Inc.	2,233	104,638
Hyundai Development Co-Engineering & Construction	4,831	221,788
Jacobs Engineering Group, Inc.	7,330	384,239
Kier Group plc	1,865	30,181
Larsen & Toubro Ltd.	14,765	402,925
Maeda Corp.	4,000	43,233
NCC AB, B Shares	7,011	196,018
Peab AB	13,367	158,563
Toshiba Plant Systems & Services Corp.	5,800	86,306
Valmont Industries, Inc.	507	74,225
		2,342,623

12

	Shares/ Principal Amount	Value
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., H Shares	145,500	$482,663
Buzzi Unicem SpA	5,910	153,427
Cemex SAB de CV ADR(1)	56,289	465,510
CRH plc	42,611	1,534,378
Eagle Materials, Inc.	2,336	220,285
HeidelbergCement AG	10,720	998,066
Summit Materials, Inc., Class A(1)	4,522	121,461
Vulcan Materials Co.	8,161	1,017,269
Wienerberger AG	10,940	257,894
		5,250,953
Consumer Finance — 0.3%
Ally Financial, Inc.	4,246	78,721
American Express Co.	12,541	964,905
Bharat Financial Inclusion Ltd.(1)	26,863	306,310
Credit Acceptance Corp.(1)	1,305	280,601
Discover Financial Services	9,572	561,876
Enova International, Inc.(1)	4,057	53,958
Green Dot Corp., Class A(1)	1,733	63,670
KRUK SA	3,332	269,512
OneMain Holdings, Inc.(1)	3,815	86,066
Srisawad Power 1979 PCL	289,694	427,397
		3,093,016
Containers and Packaging — 0.5%
AptarGroup, Inc.	537	45,650
Ball Corp.	33,782	1,381,684
Bemis Co., Inc.	12,606	562,732
CCL Industries, Inc., Class B	940	222,104
Graphic Packaging Holding Co.	13,528	182,763
Klabin SA	50,100	261,651
Myers Industries, Inc.	1,025	17,322
RPC Group plc	30,530	337,506
Silgan Holdings, Inc.	4,455	141,714
Smurfit Kappa Group plc	9,082	255,618
Sonoco Products Co.	8,570	434,585
WestRock Co.	19,798	1,077,407
		4,920,736
Distributors — 0.1%
LKQ Corp.(1)	23,336	734,851
Diversified Consumer Services — 0.2%
AA plc	19,606	58,985
Bright Horizons Family Solutions, Inc.(1)	2,069	158,734
Capella Education Co.	310	26,831
Chegg, Inc.(1)	8,261	99,132
Kroton Educacional SA	93,000	414,713
New Oriental Education & Technology Group, Inc. ADR(1)	7,929	568,271
TAL Education Group ADR	6,858	798,751
		2,125,417
13

	Shares/ Principal Amount	Value
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	5,704	$942,757
Challenger Ltd.	38,290	363,893
Compass Diversified Holdings	8,000	129,200
Industrivarden AB, C Shares	7,918	187,123
Investor AB, B Shares	2,014	93,106
Kinnevik AB, B Shares	7,366	211,537
L E Lundbergforetagen AB, B Shares	918	72,087
Leucadia National Corp.	13,667	333,338
ORIX Corp.	82,900	1,308,435
Pargesa Holding SA	480	37,318
		3,678,794
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	24,244	934,121
Deutsche Telekom AG	12,023	239,395
Level 3 Communications, Inc.(1)	10,623	632,281
LG Uplus Corp.	12,860	186,077
Nippon Telegraph & Telephone Corp.	11,300	541,584
Orange SA	19,061	334,886
PCCW Ltd.	331,000	192,843
Swisscom AG	841	403,242
TDC A/S	34,420	205,487
Telefonica SA	54,552	607,540
Telekomunikasi Indonesia Persero Tbk PT	1,348,900	440,519
Telstra Corp. Ltd.	61,748	201,880
Verizon Communications, Inc.	55,437	2,585,582
		7,505,437
Electric Utilities — 1.0%
ALLETE, Inc.	935	68,620
Edison International	22,316	1,820,316
EDP - Energias de Portugal SA	130,126	478,583
Endesa SA	28,041	699,769
Enel SpA	37,459	200,214
Eversource Energy	4,002	248,404
FirstEnergy Corp.	36,233	1,059,453
PG&E Corp.	22,530	1,540,601
Pinnacle West Capital Corp.	4,661	411,799
PPL Corp.	32,461	1,295,519
Spark Energy, Inc., Class A	436	19,119
Tata Power Co. Ltd. (The)	84,922	106,613
Westar Energy, Inc.	4,403	233,139
Xcel Energy, Inc.	34,758	1,665,256
		9,847,405
Electrical Equipment — 0.6%
ABB Ltd.	10,506	263,911
AMETEK, Inc.	8,212	501,096
Eaton Corp. plc	17,412	1,347,340

14

	Shares/ Principal Amount	Value
Emerson Electric Co.	10,514	$621,588
Furukawa Electric Co. Ltd.	2,500	111,851
Generac Holdings, Inc.(1)	1,556	53,915
Havells India Ltd.	59,098	446,441
Hubbell, Inc.	6,061	702,530
Mabuchi Motor Co. Ltd.	3,500	197,201
Melrose Industries plc	123,806	381,647
Nexans SA	3,370	184,306
Rockwell Automation, Inc.	3,197	507,428
Schneider Electric SE	928	71,472
Thermon Group Holdings, Inc.(1)	1,036	19,187
Vestas Wind Systems A/S	6,759	600,725
		6,010,638
Electronic Equipment, Instruments and Components — 1.0%
AAC Technologies Holdings, Inc.	47,500	503,494
Alps Electric Co. Ltd.	4,700	131,982
Anritsu Corp.	11,300	97,746
AVX Corp.	1,498	24,522
Belden, Inc.	327	23,217
CDW Corp.	10,964	659,813
Coherent, Inc.(1)	384	95,290
Dolby Laboratories, Inc., Class A	15,264	769,153
Fabrinet(1)	841	29,628
Hexagon AB, B Shares	22,810	999,122
IPG Photonics Corp.(1)	145	20,161
KCE Electronics PCL	81,400	258,109
Keyence Corp.	2,200	999,386
Keysight Technologies, Inc.(1)	17,264	667,081
Largan Precision Co. Ltd.	1,000	157,917
LG Innotek Co. Ltd.	2,210	264,505
National Instruments Corp.	5,631	214,823
Omron Corp.	9,233	385,994
Orbotech Ltd.(1)	1,723	61,477
OSI Systems, Inc.(1)	1,114	88,218
Sunny Optical Technology Group Co. Ltd.	75,000	584,212
TE Connectivity Ltd.	22,391	1,765,530
Tongda Group Holdings Ltd.	614,000	174,921
Topcon Corp.	7,000	127,864
Trimble, Inc.(1)	18,075	651,423
TTM Technologies, Inc.(1)	4,048	65,739
VeriFone Systems, Inc.(1)	4,640	84,866
		9,906,193
Energy Equipment and Services — 1.1%
Baker Hughes, Inc.	50,012	2,758,162
Basic Energy Services, Inc.(1)	967	26,583
Dril-Quip, Inc.(1)	15,861	786,706
Halliburton Co.	13,875	627,011

15

	Shares/ Principal Amount	Value
Helix Energy Solutions Group, Inc.(1)	2,362	$11,763
Helmerich & Payne, Inc.	10,470	551,350
Keane Group, Inc.(1)	1,421	21,855
Mammoth Energy Services, Inc.(1)	1,661	30,180
National Oilwell Varco, Inc.	17,389	568,099
Petrofac Ltd.	13,417	65,691
Rowan Cos. plc(1)	7,416	89,289
Schlumberger Ltd.	55,364	3,852,781
Subsea 7 SA	33,985	488,700
TechnipFMC plc(1)	3,704	107,231
TMK PJSC	191,753	277,183
Trican Well Service Ltd.(1)	45,010	133,612
		10,396,196
Equity Real Estate Investment Trusts (REITs) — 3.4%
Activia Properties, Inc.	70	322,980
Alexandria Real Estate Equities, Inc.	6,650	775,922
American Homes 4 Rent, Class A	3,159	70,983
American Tower Corp.	5,346	701,342
Apartment Investment & Management Co., Class A	13,324	571,866
Armada Hoffler Properties, Inc.	3,428	45,284
Ascendas Real Estate Investment Trust	156,900	297,097
AvalonBay Communities, Inc.	5,266	1,007,070
Boston Properties, Inc.	5,230	634,504
British Land Co. plc (The)	45,584	372,365
BWP Trust	14,321	32,349
Canadian Apartment Properties REIT	5,986	148,359
Care Capital Properties, Inc.	22,701	596,809
CareTrust REIT, Inc.	2,275	41,519
Charter Hall Group	70,561	298,329
Chatham Lodging Trust	822	16,317
Colony Starwood Homes	19,624	678,402
Community Healthcare Trust, Inc.	1,415	34,950
Corporate Office Properties Trust	2,606	87,900
Crown Castle International Corp.	7,154	727,204
CyrusOne, Inc.	8,778	493,850
Daiwa House REIT Investment Corp.	150	386,275
Derwent London plc	4,275	152,355
Dexus	69,621	537,494
DiamondRock Hospitality Co.	1,851	20,528
Digital Realty Trust, Inc.	3,782	446,995
Duke Realty Corp.	6,635	190,225
DuPont Fabros Technology, Inc.	4,071	222,399
Empire State Realty Trust, Inc.	30,426	632,861
EPR Properties	216	15,317
Equinix, Inc.	3,550	1,565,585
Equity Residential	21,216	1,380,949
Essex Property Trust, Inc.	3,511	902,046

16

	Shares/ Principal Amount	Value
Extra Space Storage, Inc.	9,791	$758,509
Four Corners Property Trust, Inc.	918	22,601
Gaming and Leisure Properties, Inc.	11,847	434,903
Gecina SA	3,467	532,983
GGP, Inc.	15,201	338,678
Goodman Group	79,227	500,392
Healthcare Trust of America, Inc., Class A	7,679	235,668
Hudson Pacific Properties, Inc.	13,069	428,140
Hulic Reit, Inc.	217	358,956
Kite Realty Group Trust	6,129	110,138
Lexington Realty Trust	2,707	26,014
Link REIT	64,500	509,044
MedEquities Realty Trust, Inc.	5,341	62,383
Medical Properties Trust, Inc.	3,042	39,394
Merlin Properties Socimi SA	23,474	297,712
MGM Growth Properties LLC, Class A	27,434	772,267
Mirvac Group	18,282	30,973
National Health Investors, Inc.	971	73,330
Nippon Building Fund, Inc.	40	213,093
Orix JREIT, Inc.	134	212,222
Paramount Group, Inc.	22,063	340,211
Physicians Realty Trust	12,254	249,246
Piedmont Office Realty Trust, Inc., Class A	21,157	448,317
Prologis, Inc.	17,882	993,166
PS Business Parks, Inc.	424	53,543
Pure Industrial Real Estate Trust	41,231	206,636
QTS Realty Trust, Inc., Class A	1,966	102,665
Rayonier, Inc.	9,307	261,434
Regency Centers Corp.	6,624	403,137
RLJ Lodging Trust	982	19,984
Sabra Health Care REIT, Inc.	1,814	42,502
Safestore Holdings plc	55,643	315,450
SBA Communications Corp.(1)	14,316	1,978,185
Scentre Group	116,251	367,980
Segro plc	123,252	798,785
Simon Property Group, Inc.	5,152	794,696
Summit Hotel Properties, Inc.	2,078	37,196
Sun Communities, Inc.	371	31,958
Sunstone Hotel Investors, Inc.	24,999	390,234
UDR, Inc.	2,296	88,649
Unibail-Rodamco SE	2,485	641,073
UNITE Group plc (The)	23,021	186,867
Urban Edge Properties	8,514	202,974
Urstadt Biddle Properties, Inc., Class A	1,563	29,259
Ventas, Inc.	14,990	996,685
Welltower, Inc.	10,396	754,126
Westfield Corp.	20,825	131,220

17

	Shares/ Principal Amount	Value
Weyerhaeuser Co.	32,036	$1,055,907
WP Carey, Inc.	17,787	1,160,246
		33,448,161
Food and Staples Retailing — 1.7%
Ain Holdings, Inc.	1,300	104,587
Axfood AB	2,496	41,756
BIM Birlesik Magazalar AS	22,424	398,851
Costco Wholesale Corp.	3,251	586,578
CP ALL PCL	211,800	388,652
CVS Health Corp.	41,157	3,162,092
GS Retail Co. Ltd.	9,424	472,210
Jeronimo Martins SGPS SA	46,050	916,660
Kroger Co. (The)	20,099	598,548
METRO AG	2,979	99,724
President Chain Store Corp.	58,000	518,701
Raia Drogasil SA	13,700	304,741
Sysco Corp.	8,783	479,201
Wal-Mart Stores, Inc.	74,616	5,864,818
Walgreens Boots Alliance, Inc.	22,323	1,808,609
X5 Retail Group NV GDR(1)	17,521	634,260
		16,379,988
Food Products — 1.4%
a2 Milk Co. Ltd.(1)	63,820	150,800
Associated British Foods plc	16,960	654,690
Blue Buffalo Pet Products, Inc.(1)	16,687	391,978
Bunge Ltd.	5,302	424,001
Calbee, Inc.	28,100	1,088,478
Campbell Soup Co.	21,245	1,224,774
Conagra Brands, Inc.	22,364	861,909
Dean Foods Co.	28,602	521,700
General Mills, Inc.	19,277	1,093,777
Glanbia plc	4,860	98,817
Hormel Foods Corp.	19,107	642,568
Hostess Brands, Inc.(1)	4,109	64,676
Indofood Sukses Makmur Tbk PT	849,600	558,108
J.M. Smucker Co. (The)	3,189	407,714
John B Sanfilippo & Son, Inc.	328	21,245
Kellogg Co.	6,882	492,751
Lamb Weston Holdings, Inc.	3,794	176,079
Mead Johnson Nutrition Co.	2,723	243,491
Mondelez International, Inc., Class A	55,368	2,579,595
Nestle SA	1,582	134,998
Premium Brands Holdings Corp.	2,520	172,241
TreeHouse Foods, Inc.(1)	9,481	731,744
Tyson Foods, Inc., Class A	23,078	1,323,292
		14,059,426
Gas Utilities — 0.2%
Atmos Energy Corp.	4,139	344,820

18

	Shares/ Principal Amount	Value
China Gas Holdings Ltd.	222,000	$338,447
National Fuel Gas Co.	12,204	692,699
Spire, Inc.	6,078	430,626
		1,806,592
Health Care Equipment and Supplies — 2.5%
Abbott Laboratories	33,412	1,525,592
Ambu A/S, B Shares	986	66,116
Baxter International, Inc.	24,993	1,482,335
Becton Dickinson and Co.	9,619	1,820,203
BioMerieux	1,160	244,328
Cooper Cos., Inc. (The)	941	205,844
CR Bard, Inc.	2,033	625,005
Danaher Corp.	7,269	617,429
Edwards Lifesciences Corp.(1)	12,619	1,452,068
Essilor International SA	5,388	716,326
Hill-Rom Holdings, Inc.	211	16,323
Hologic, Inc.(1)	46,624	2,019,285
Intuitive Surgical, Inc.(1)	1,906	1,743,380
Ion Beam Applications	2,327	141,184
Masimo Corp.(1)	775	67,456
Medtronic plc	46,531	3,921,633
Merit Medical Systems, Inc.(1)	3,488	123,824
Nevro Corp.(1)	6,351	437,139
NuVasive, Inc.(1)	8,719	654,187
STERIS plc	5,105	395,944
Sysmex Corp.	10,200	606,014
Teleflex, Inc.	5,327	1,065,507
Utah Medical Products, Inc.	629	42,269
Varex Imaging Corp.(1)	2,021	69,421
West Pharmaceutical Services, Inc.	6,615	641,787
Zimmer Biomet Holdings, Inc.	33,096	3,945,374
		24,645,973
Health Care Providers and Services — 1.6%
Acadia Healthcare Co., Inc.(1)	1,670	69,038
Ambea AB(1)	10,481	110,642
Amedisys, Inc.(1)	9,372	561,570
American Renal Associates Holdings, Inc.(1)	2,382	38,588
AMN Healthcare Services, Inc.(1)	2,628	95,265
Anthem, Inc.	9,608	1,752,019
Cardinal Health, Inc.	15,018	1,115,687
Chartwell Retirement Residences	12,023	143,117
Cigna Corp.	2,178	351,159
CVS Group plc	12,360	224,068
Express Scripts Holding Co.(1)	17,966	1,073,469
Fresenius Medical Care AG & Co. KGaA	8,280	792,102
HCA Healthcare, Inc.(1)	12,993	1,064,257
HealthEquity, Inc.(1)	2,254	103,233

19

	Shares/ Principal Amount	Value
Humana, Inc.	4,188	$972,705
LifePoint Health, Inc.(1)	11,373	691,478
McKesson Corp.	5,501	897,158
Miraca Holdings, Inc.	8,300	348,862
Owens & Minor, Inc.	1,698	54,132
PharMerica Corp.(1)	894	22,082
Providence Service Corp. (The)(1)	1,264	59,079
Quest Diagnostics, Inc.	8,736	950,215
Tivity Health, Inc.(1)	4,192	142,318
UnitedHealth Group, Inc.	17,397	3,047,607
Universal Health Services, Inc., Class B	4,491	510,447
		15,190,297
Health Care Technology — 0.1%
Cerner Corp.(1)	11,501	751,590
CompuGroup Medical SE	2,019	114,718
Cotiviti Holdings, Inc.(1)	2,190	83,505
Evolent Health, Inc., Class A(1)	3,836	88,036
RaySearch Laboratories AB(1)	5,752	158,171
Veeva Systems, Inc., Class A(1)	2,534	161,010
		1,357,030
Hotels, Restaurants and Leisure — 1.7%
Accor SA	15,300	726,419
Alsea SAB de CV	107,921	389,236
Aramark	8,242	307,097
Carnival Corp.	35,504	2,274,741
Carnival plc	8,850	566,719
Cedar Fair LP	1,472	104,541
China Lodging Group Ltd. ADR(1)	8,708	665,291
Chipotle Mexican Grill, Inc.(1)	3,555	1,696,979
Churchill Downs, Inc.	1,391	233,201
ClubCorp Holdings, Inc.	11,026	146,646
Compass Group plc	39,830	857,027
Corporate Travel Management Ltd.	6,170	100,999
Darden Restaurants, Inc.	26,588	2,364,471
Elior Group	1,380	39,097
Hilton Worldwide Holdings, Inc.	12,654	841,111
Jack in the Box, Inc.	351	37,410
Las Vegas Sands Corp.	22,636	1,338,467
McDonald's Corp.	273	41,193
MGM Resorts International	24,741	784,785
Minor International PCL	425,600	468,585
NH Hotel Group SA(1)	14,420	84,395
Papa John's International, Inc.	5,641	454,495
Planet Fitness, Inc., Class A	3,811	83,270
Red Robin Gourmet Burgers, Inc.(1)	728	52,471
Royal Caribbean Cruises Ltd.	6,700	738,206
Sands China Ltd.	92,000	424,431

20

	Shares/ Principal Amount	Value
Texas Roadhouse, Inc.	816	$39,919
Vail Resorts, Inc.	2,695	576,460
		16,437,662
Household Durables — 0.6%
Cairn Homes plc(1)	136,071	243,040
DR Horton, Inc.	4,761	155,637
Electrolux AB Series B	22,246	714,368
Garmin Ltd.	5,384	280,183
Haier Electronics Group Co. Ltd.	279,000	709,624
Installed Building Products, Inc.(1)	1,645	81,592
Mohawk Industries, Inc.(1)	2,384	570,491
Newell Brands, Inc.	38,826	2,055,837
NVR, Inc.(1)	229	522,665
PulteGroup, Inc.	16,817	381,241
SEB SA	1,037	181,960
		5,896,638
Household Products — 0.8%
Church & Dwight Co., Inc.	14,985	774,125
Kimberly-Clark Corp.	9,496	1,231,916
Procter & Gamble Co. (The)	47,720	4,203,655
Reckitt Benckiser Group plc	6,840	699,576
Spectrum Brands Holdings, Inc.	10,086	1,356,063
		8,265,335
Independent Power and Renewable Electricity Producers†
eRex Co. Ltd.	7,700	72,863
Uniper SE(1)	14,613	284,891
		357,754
Industrial Conglomerates — 1.0%
3M Co.	8,608	1,760,078
Carlisle Cos., Inc.	12,033	1,219,304
DCC plc	3,038	288,681
General Electric Co.	142,664	3,906,140
Honeywell International, Inc.	9,547	1,269,655
Koninklijke Philips NV	17,077	603,511
Siemens AG	6,750	963,370
		10,010,739
Insurance — 2.3%
Aflac, Inc.	13,341	1,005,645
AIA Group Ltd.	205,400	1,456,308
Allianz SE	6,821	1,309,498
Allied World Assurance Co. Holdings AG	1,300	68,341
Allstate Corp. (The)	14,204	1,226,373
Arthur J Gallagher & Co.	3,499	198,498
Atlas Financial Holdings, Inc.(1)	664	9,960
Aviva plc	167,426	1,132,531
AXA SA	19,490	519,765
Brown & Brown, Inc.	8,066	350,306

21

	Shares/ Principal Amount	Value
Chubb Ltd.	19,639	$2,812,108
CNP Assurances	30,099	662,033
Dai-ichi Life Holdings, Inc.	5,600	93,266
Discovery Ltd.	52,525	513,115
Everest Re Group Ltd.	2,807	714,803
Hannover Rueck SE	4,102	488,446
Hanover Insurance Group, Inc. (The)	1,975	164,695
Infinity Property & Casualty Corp.	169	16,182
James River Group Holdings Ltd.	3,230	128,037
Kinsale Capital Group, Inc.	1,550	56,172
Legal & General Group plc	34,977	113,477
Lincoln National Corp.	2,007	130,415
Loews Corp.	5,128	241,836
Mapfre SA	112,844	401,332
MetLife, Inc.	17,668	893,824
Muenchener Rueckversicherungs-Gesellschaft AG	916	180,845
NN Group NV	6,394	229,846
Old Republic International Corp.	16,772	331,750
Ping An Insurance Group Co. of China Ltd., H Shares	140,000	897,396
ProAssurance Corp.	4,251	253,147
Reinsurance Group of America, Inc.	3,873	482,227
RLI Corp.	1,667	92,585
SCOR SE	1,935	76,177
Sompo Holdings, Inc.	2,400	92,619
Sony Financial Holdings, Inc.	6,300	96,989
St. James's Place plc	50,674	765,863
Storebrand ASA	14,870	97,059
Swiss Re AG	8,565	780,847
Torchmark Corp.	2,356	177,878
Travelers Cos., Inc. (The)	7,248	904,913
Trisura Group Ltd.(1)(2)	38	578
UnipolSai Assicurazioni SpA	57,663	130,588
Unum Group	11,733	527,750
Validus Holdings Ltd.	8,272	441,725
Zurich Insurance Group AG	3,303	970,899
		22,238,647
Internet and Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	10,082	10,027,759
ASOS plc(1)	14,408	1,191,252
Ctrip.com International Ltd. ADR(1)	10,650	582,022
Expedia, Inc.	13,384	1,924,351
Priceline Group, Inc. (The)(1)	66	123,888
Rakuten, Inc.	53,100	645,351
Shutterfly, Inc.(1)	3,300	163,317
Start Today Co. Ltd.	48,700	1,215,411
Zalando SE(1)	23,651	1,129,420
		17,002,771

22

	Shares/ Principal Amount	Value
Internet Software and Services — 3.7%
2U, Inc.(1)	2,613	$111,706
Alarm.com Holdings, Inc.(1)	2,563	83,426
Alibaba Group Holding Ltd. ADR(1)	30,195	3,697,680
Alphabet, Inc., Class A(1)	15,597	15,395,643
CoStar Group, Inc.(1)	2,068	540,927
Criteo SA ADR(1)	11,170	585,643
eBay, Inc.(1)	9,695	332,538
Facebook, Inc., Class A(1)	41,226	6,244,090
Five9, Inc.(1)	4,096	92,037
j2 Global, Inc.	763	64,565
Just Eat plc(1)	18,980	164,214
LogMeIn, Inc.	8,927	990,897
Mixi, Inc.	400	25,102
Momo, Inc. ADR(1)	6,706	255,096
NAVER Corp.	526	396,990
Q2 Holdings, Inc.(1)	2,610	103,356
Shopify, Inc., Class A(1)	1,061	97,463
Stamps.com, Inc.(1)	70	9,653
Tencent Holdings Ltd.	134,200	4,608,494
VeriSign, Inc.(1)	8,122	732,280
Weibo Corp. ADR(1)	5,227	384,341
Wix.com Ltd.(1)	749	55,201
Yandex NV, A Shares(1)	45,051	1,192,950
		36,164,292
IT Services — 1.8%
Accenture plc, Class A	354	44,062
Acxiom Corp.(1)	3,413	89,421
Alliance Data Systems Corp.	3,512	846,849
Amadeus IT Group SA, A Shares	4,540	264,435
Booz Allen Hamilton Holding Corp.	25,058	988,288
CSG Systems International, Inc.	3,642	145,279
CSRA, Inc.	3,479	104,927
DXC Technology Co.(1)	14,764	1,144,505
EVERTEC, Inc.	6,564	108,306
Fidelity National Information Services, Inc.	14,778	1,268,987
First Data Corp., Class A(1)	31,807	544,854
Fiserv, Inc.(1)	13,375	1,675,620
Global Payments, Inc.	7,814	715,841
GMO Payment Gateway, Inc.	2,100	122,302
International Business Machines Corp.	15,806	2,412,470
Jack Henry & Associates, Inc.	2,504	265,950
MAXIMUS, Inc.	412	25,577
My EG Services Bhd	879,050	435,417
Presidio, Inc.(1)	3,009	46,248
Science Applications International Corp.	1,234	93,772
Teradata Corp.(1)	4,312	117,545

23

	Shares/ Principal Amount	Value
Vakrangee Ltd.	73,145	$413,680
Vantiv, Inc., Class A(1)	13,869	869,864
Visa, Inc., Class A	36,093	3,437,136
Worldpay Group plc	273,109	1,092,962
		17,274,297
Leisure Products — 0.3%
Brunswick Corp.	24,229	1,338,895
Malibu Boats, Inc., Class A(1)	1,288	31,234
Mattel, Inc.	47,466	1,087,446
MCBC Holdings, Inc.	2,715	52,209
Sega Sammy Holdings, Inc.	16,800	213,129
		2,722,913
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	15,951	962,483
Bio-Techne Corp.	5,878	658,806
Eurofins Scientific SE	208	110,461
Illumina, Inc.(1)	4,983	883,785
Lonza Group AG	6,999	1,449,589
PRA Health Sciences, Inc.(1)	1,406	101,584
Waters Corp.(1)	3,219	578,197
		4,744,905
Machinery — 2.3%
Airtac International Group	33,000	364,241
Cargotec Oyj, B Shares	4,488	267,204
Caterpillar, Inc.	6,497	684,979
CIRCOR International, Inc.	1,003	64,653
Cummins, Inc.	17,370	2,739,249
DMG Mori Co. Ltd.	5,200	81,791
Donaldson Co., Inc.	5,469	262,293
EnPro Industries, Inc.	2,893	193,281
FANUC Corp.	3,400	668,334
Fortive Corp.	2,143	133,830
Gardner Denver Holdings, Inc.(1)	1,399	32,079
Global Brass & Copper Holdings, Inc.	2,957	89,597
Graham Corp.	1,062	22,228
Harsco Corp.(1)	2,902	43,240
Hitachi Construction Machinery Co. Ltd.	5,800	134,539
Industria Macchine Automatiche SpA	1,290	115,278
Ingersoll-Rand plc	29,806	2,670,618
ITT, Inc.	3,516	133,643
John Bean Technologies Corp.	6,319	545,330
Kennametal, Inc.	12,820	493,185
KION Group AG	2,894	214,109
Komatsu Ltd.	33,500	796,589
Konecranes Oyj, Class B	4,098	169,086
Middleby Corp. (The)(1)	8,752	1,123,407
NSK Ltd.	18,600	221,688

24

	Shares/ Principal Amount	Value
Oshkosh Corp.	6,838	$431,615
Parker-Hannifin Corp.	11,708	1,843,659
Rexnord Corp.(1)	1,938	44,186
Sandvik AB	80,949	1,268,524
SKF AB, B Shares	12,521	256,142
Snap-on, Inc.	7,625	1,232,658
Stanley Black & Decker, Inc.	1,697	233,575
Timken Co. (The)	2,513	115,975
Toro Co. (The)	11,495	787,293
WABCO Holdings, Inc.(1)	11,372	1,385,337
Wabtec Corp.	10,366	847,421
Weichai Power Co. Ltd., H Shares	198,000	321,168
Weir Group plc (The)	39,290	919,318
Woodward, Inc.	863	58,788
		22,010,130
Marine — 0.1%
AP Moller - Maersk A/S, B Shares	410	780,811
Media — 1.6%
AMC Entertainment Holdings, Inc., Class A	1,761	39,623
Charter Communications, Inc., Class A(1)	835	288,534
Cineworld Group plc	21,200	196,123
Comcast Corp., Class A	91,998	3,835,397
CyberAgent, Inc.	19,800	715,124
DISH Network Corp., Class A(1)	23,086	1,472,194
Emerald Expositions Events, Inc.(1)	1,181	24,187
Entravision Communications Corp., Class A	23,227	133,555
Gray Television, Inc.(1)	2,556	30,800
Liberty Media Corp-Liberty Formula One, Class C(1)	8,656	288,245
Madison Square Garden Co. (The)(1)	206	40,255
Metropole Television SA	3,431	81,709
MSG Networks, Inc., Class A(1)	12,866	270,829
Naspers Ltd., N Shares	6,207	1,285,206
Omnicom Group, Inc.	13,570	1,136,080
ProSiebenSat.1 Media SE	13,069	554,870
Publicis Groupe SA	12,010	919,441
RTL Group SA	2,656	206,705
Scripps Networks Interactive, Inc., Class A	5,765	381,758
Sirius XM Holdings, Inc.	106,617	559,739
Time Warner, Inc.	5,767	573,759
Townsquare Media, Inc.(1)	1,463	14,718
Twenty-First Century Fox, Inc., Class A	55,629	1,508,659
Walt Disney Co. (The)	10,985	1,185,721
		15,743,231
Metals and Mining — 0.8%
Anglo American plc(1)	12,396	164,747
Barrick Gold Corp.	60,336	997,957
BHP Billiton plc	4,912	74,238

25

	Shares/ Principal Amount	Value
Boliden AB	7,506	$205,453
Centamin plc	32,272	69,232
Evraz plc(1)	58,735	143,787
Fortescue Metals Group Ltd.	78,974	284,606
Gerdau SA Preference Shares	104,900	309,259
Glencore plc	5,534	20,328
Lundin Mining Corp.	20,390	112,301
Maanshan Iron & Steel Co. Ltd., H Shares(1)	806,000	284,438
Nucor Corp.	20,024	1,163,394
Regis Resources Ltd.	29,788	72,378
Reliance Steel & Aluminum Co.	4,401	321,053
Rio Tinto plc	43,628	1,743,994
Salzgitter AG	2,880	109,675
SSAB AB, A Shares(1)	21,510	87,783
Steel Dynamics, Inc.	6,320	214,817
Teck Resources Ltd., Class B	9,510	169,849
Vale SA ADR	68,368	572,240
Vedanta Resources plc	21,990	173,257
		7,294,786
Mortgage Real Estate Investment Trusts (REITs)†
Blackstone Mortgage Trust, Inc., Class A	702	21,797
New Residential Investment Corp.	883	14,208
Starwood Property Trust, Inc.	11,511	253,472
Two Harbors Investment Corp.	5,510	54,990
		344,467
Multi-Utilities — 0.2%
Ameren Corp.	7,047	399,917
Centrica plc	195,241	511,418
E.ON SE	53,659	469,444
Engie SA	19,370	295,600
NorthWestern Corp.	5,667	351,127
		2,027,506
Multiline Retail — 0.6%
B&M European Value Retail SA	32,400	152,080
Dollar General Corp.	7,728	567,158
Dollar Tree, Inc.(1)	28,485	2,213,284
Dollarama, Inc.	5,980	553,931
Don Quijote Holdings Co. Ltd.	5,300	207,214
Marks & Spencer Group plc	31,772	156,583
Nordstrom, Inc.	1,741	72,774
Ollie's Bargain Outlet Holdings, Inc.(1)	2,261	93,040
Ryohin Keikaku Co. Ltd.	1,600	416,506
Seria Co. Ltd.	4,600	222,628
Target Corp.	16,830	928,174
		5,583,372
Oil, Gas and Consumable Fuels — 3.4%
Aegean Marine Petroleum Network, Inc.	1,958	9,007

26

	Shares/ Principal Amount	Value
Anadarko Petroleum Corp.	31,825	$1,608,117
Apache Corp.	13,798	645,194
Ardmore Shipping Corp.	5,522	39,758
BP plc	77,898	468,416
Callon Petroleum Co.(1)	7,860	88,975
Chevron Corp.	26,634	2,756,086
Cimarex Energy Co.	1,530	164,567
Comstock Resources, Inc.(1)	179	1,174
Concho Resources, Inc.(1)	10,752	1,363,139
Contango Oil & Gas Co.(1)	4,054	24,973
Devon Energy Corp.	14,555	494,579
Eclipse Resources Corp.(1)	18,022	40,369
EQT Corp.	17,522	968,441
Extraction Oil & Gas, Inc.(1)	2,441	34,760
Exxon Mobil Corp.	30,807	2,479,964
Galp Energia SGPS SA	4,807	74,141
Imperial Oil Ltd.	81,041	2,292,917
JXTG Holdings, Inc.	161,400	703,019
Kinder Morgan, Inc.	42,139	790,528
Lundin Petroleum AB(1)	42,757	830,405
Marathon Petroleum Corp.	9,766	508,223
Noble Energy, Inc.	23,774	682,076
Novatek PJSC GDR	2,860	321,464
Occidental Petroleum Corp.	40,320	2,376,058
OMV AG	8,985	468,379
ONEOK, Inc.	5,852	290,727
Petroleo Brasileiro SAPetrobras ADR(1)	46,524	394,524
Repsol SA	28,420	476,170
Royal Dutch Shell plc, A Shares	28,343	768,914
Royal Dutch Shell plc ADR	12,810	720,050
Royal Dutch Shell plc, B Shares	56,233	1,553,040
RSP Permian, Inc.(1)	2,264	80,576
Scorpio Tankers, Inc.	7,982	29,693
Seven Generations Energy Ltd., Class A(1)	8,927	160,122
SK Innovation Co. Ltd.	2,101	317,139
Spectra Energy Partners LP	4,523	195,122
TOTAL SA	27,866	1,479,705
TOTAL SA ADR	46,140	2,413,122
Tullow Oil plc(1)	481,248	1,133,478
United Tractors Tbk PT	314,600	656,007
WildHorse Resource Development Corp.(1)	2,370	28,250
Williams Cos., Inc. (The)	48,994	1,401,228
YPF SA ADR	10,180	251,039
		32,583,635
Paper and Forest Products — 0.2%
KapStone Paper and Packaging Corp.	3,271	69,116
Nine Dragons Paper Holdings Ltd.	415,000	492,085

27

	Shares/ Principal Amount	Value
Sappi Ltd.	79,025	$582,128
UPM-Kymmene Oyj	13,133	370,299
		1,513,628
Personal Products — 0.6%
Cosmax, Inc.	744	85,059
Edgewell Personal Care Co.(1)	1,188	86,890
Estee Lauder Cos., Inc. (The), Class A	11,134	1,048,155
Godrej Consumer Products Ltd.	20,728	581,987
Inter Parfums, Inc.	1,589	55,297
Kose Corp.	900	97,111
L'Oreal SA	4,730	1,011,945
Medifast, Inc.	352	14,647
Nu Skin Enterprises, Inc., Class A	4,290	235,435
Pola Orbis Holdings, Inc.	1,800	50,384
Unilever NV CVA	38,630	2,200,126
		5,467,036
Pharmaceuticals — 2.7%
Aerie Pharmaceuticals, Inc.(1)	467	25,895
Allergan plc	4,929	1,102,864
AstraZeneca plc	1,568	105,742
Bristol-Myers Squibb Co.	17,753	957,774
Catalent, Inc.(1)	4,697	166,884
Dermira, Inc.(1)	798	21,881
Eli Lilly & Co.	5,471	435,327
GlaxoSmithKline plc	29,491	647,291
H Lundbeck A/S	2,444	130,404
Horizon Pharma plc(1)	3,122	31,220
Impax Laboratories, Inc.(1)	1,346	20,527
Indivior plc	19,423	81,508
Jazz Pharmaceuticals plc(1)	4,128	600,872
Johnson & Johnson	43,739	5,609,527
Medicines Co. (The)(1)	960	38,179
Merck & Co., Inc.	63,836	4,156,362
Nippon Shinyaku Co. Ltd.	2,500	145,824
Pacira Pharmaceuticals, Inc.(1)	719	31,924
Pfizer, Inc.	127,506	4,163,071
Richter Gedeon Nyrt	23,686	605,448
Roche Holding AG	15,508	4,255,874
Sanofi	3,849	381,227
Sawai Pharmaceutical Co. Ltd.	3,500	189,300
Supernus Pharmaceuticals, Inc.(1)	1,142	42,939
Teva Pharmaceutical Industries Ltd. ADR	7,570	210,900
Theravance Biopharma, Inc.(1)	455	16,608
Zoetis, Inc.	27,894	1,737,238
		25,912,610
Professional Services — 0.5%
Advisory Board Co. (The)(1)	660	34,122

28

	Shares/ Principal Amount	Value
Equifax, Inc.	6,839	$935,575
Huron Consulting Group, Inc.(1)	388	16,121
IHS Markit Ltd.(1)	11,290	517,646
Korn/Ferry International	2,253	72,344
ManpowerGroup, Inc.	1,850	188,460
On Assignment, Inc.(1)	547	28,663
Outsourcing, Inc.	2,800	127,928
RELX plc	41,200	882,790
Teleperformance	2,420	316,570
Temp Holdings Co. Ltd.	10,600	209,320
Verisk Analytics, Inc., Class A(1)	13,621	1,101,803
Yumeshin Holdings Co. Ltd.	7,200	47,848
		4,479,190
Real Estate Management and Development — 1.1%
Aroundtown Property Holdings plc	23,777	123,133
Ayala Land, Inc.	1,070,700	847,525
CapitaLand Ltd.	48,500	124,786
Central Pattana PCL	74,800	148,787
Cheung Kong Property Holdings Ltd.	94,000	705,674
China Overseas Land & Investment Ltd.	50,000	150,143
China Resources Land Ltd.	110,000	323,257
City Developments Ltd.	30,200	232,450
Country Garden Holdings Co. Ltd.	621,000	733,959
Daito Trust Construction Co. Ltd.	3,100	489,002
Daiwa House Industry Co. Ltd.	3,700	120,906
Deutsche Wohnen AG	31,220	1,224,503
Fabege AB	24,454	459,459
FirstService Corp.	1,154	72,195
Global Logistic Properties Ltd.	87,800	184,020
Grand City Properties SA	1,901	39,389
Hang Lung Properties Ltd.	31,000	80,160
Hongkong Land Holdings Ltd.	40,900	309,204
Iguatemi Empresa de Shopping Centers SA	16,900	165,086
Inmobiliaria Colonial SA	48,572	394,929
Kerry Properties Ltd.	18,000	63,638
Leopalace21 Corp.	40,500	238,429
Longfor Properties Co. Ltd.	123,500	251,357
Mitsubishi Estate Co. Ltd.	18,600	347,396
Mitsui Fudosan Co. Ltd.	20,700	489,884
Multiplan Empreendimentos Imobiliarios SA	22,045	436,683
New World Development Co. Ltd.	71,000	88,379
PT Bumi Serpong Damai Tbk	716,600	97,376
RE/MAX Holdings, Inc., Class A	1,094	58,146
Realogy Holdings Corp.	10,936	333,111
RMR Group, Inc. (The), Class A	123	6,039
Sumitomo Realty & Development Co. Ltd.	14,000	422,212
Sun Hung Kai Properties Ltd.	22,000	325,516

29

	Shares/ Principal Amount	Value
Wharf Holdings Ltd. (The)	37,000	$314,801
Wheelock & Co. Ltd.	15,000	112,223
		10,513,757
Road and Rail — 0.8%
Canadian Pacific Railway Ltd.	2,281	360,923
CJ Korea Express Corp.(1)	2,276	391,327
DSV A/S	26,543	1,615,882
Firstgroup plc(1)	38,283	73,890
Heartland Express, Inc.	29,953	582,586
Norfolk Southern Corp.	4,354	540,026
Saia, Inc.(1)	1,259	58,166
Union Pacific Corp.	34,457	3,800,607
		7,423,407
Semiconductors and Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.(1)	3,673	41,101
Analog Devices, Inc.	2,802	240,299
Applied Materials, Inc.	115,364	5,292,900
ASM Pacific Technology Ltd.	23,100	331,416
ASML Holding NV	12,272	1,619,825
ASPEED Technology, Inc.	12,000	302,005
Broadcom Ltd.	10,181	2,438,146
Cavium, Inc.(1)	6,335	462,265
Cypress Semiconductor Corp.	4,188	58,590
Dialog Semiconductor plc(1)	2,610	124,593
Disco Corp.	900	155,214
Infineon Technologies AG	32,790	725,274
Inphi Corp.(1)	990	39,283
Intel Corp.	95,488	3,448,072
KLA-Tencor Corp.	9,644	1,002,976
Kulicke & Soffa Industries, Inc.(1)	2,853	63,194
Lam Research Corp.	19,651	3,049,246
MACOM Technology Solutions Holdings, Inc.(1)	714	43,532
Marvell Technology Group Ltd.	16,658	287,184
Maxim Integrated Products, Inc.	31,488	1,505,126
Microsemi Corp.(1)	3,157	155,040
Monolithic Power Systems, Inc.	1,153	113,225
NVIDIA Corp.	6,600	952,710
Power Integrations, Inc.	648	43,384
Powertech Technology, Inc.	107,000	328,694
QUALCOMM, Inc.	42,693	2,445,028
Rohm Co. Ltd.	7,000	561,896
SK Hynix, Inc.	14,637	745,185
Skyworks Solutions, Inc.	923	98,235
Sumco Corp.	16,800	277,750
Taiwan Semiconductor Manufacturing Co. Ltd.	484,425	3,269,333
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,566	161,454
Teradyne, Inc.	19,038	676,801

30

	Shares/ Principal Amount	Value
Texas Instruments, Inc.	25,224	$2,080,728
Tower Semiconductor Ltd.(1)	2,443	63,245
X-Fab Silicon Foundries SE(1)	10,216	104,433
		33,307,382
Software — 3.5%
Activision Blizzard, Inc.	41,306	2,419,705
Adobe Systems, Inc.(1)	14,826	2,103,216
BroadSoft, Inc.(1)	3,113	124,520
Cadence Design Systems, Inc.(1)	370	13,002
Callidus Software, Inc.(1)	3,430	81,977
CDK Global, Inc.	9,655	593,396
Citrix Systems, Inc.(1)	2,741	226,242
Electronic Arts, Inc.(1)	22,433	2,542,332
Guidewire Software, Inc.(1)	8,624	572,806
Intuit, Inc.	9,376	1,318,641
Microsoft Corp.	130,627	9,122,990
Oracle Corp. (New York)	109,517	4,970,977
Oracle Corp. (Tokyo)(1)	900	52,984
Proofpoint, Inc.(1)	725	62,350
RealPage, Inc.(1)	2,894	100,132
RingCentral, Inc., Class A(1)	3,757	128,114
salesforce.com, Inc.(1)	13,816	1,238,466
SAP SE	13,220	1,417,349
ServiceNow, Inc.(1)	7,462	780,898
Splunk, Inc.(1)	22,681	1,388,984
SS&C Technologies Holdings, Inc.	188	7,065
Symantec Corp.	27,058	820,128
Synopsys, Inc.(1)	5,096	381,538
Take-Two Interactive Software, Inc.(1)	213	16,346
Tyler Technologies, Inc.(1)	5,874	1,003,749
VMware, Inc., Class A(1)	22,499	2,185,778
		33,673,685
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	12,694	1,696,299
AutoZone, Inc.(1)	667	404,149
Best Buy Co., Inc.	24,262	1,440,920
Burlington Stores, Inc.(1)	8,221	804,425
Camping World Holdings, Inc., Class A	2,164	58,428
Children's Place, Inc. (The)	2,085	225,597
CST Brands, Inc.	4,791	231,549
Foundation Building Materials, Inc.(1)	3,607	48,694
Home Depot, Inc. (The)	7,690	1,180,492
Industria de Diseno Textil SA	37,785	1,544,813
L Brands, Inc.	7,408	382,253
Lowe's Cos., Inc.	23,899	1,882,524
Maisons du Monde SA(1)	6,957	262,667
MarineMax, Inc.(1)	2,923	52,760
31

	Shares/ Principal Amount	Value
Michaels Cos., Inc. (The)(1)	11,485	$222,005
Nitori Holdings Co. Ltd.	8,900	1,301,047
O'Reilly Automotive, Inc.(1)	12,379	2,996,708
Penske Automotive Group, Inc.	1,006	42,604
Pier 1 Imports, Inc.	2,080	10,421
RH(1)	834	46,796
Ross Stores, Inc.	25,540	1,632,517
Sleep Country Canada Holdings, Inc.(3)	7,560	218,263
TJX Cos., Inc. (The)	19,246	1,447,492
Tokyo Base Co. Ltd.(1)	3,200	98,528
Ulta Salon Cosmetics & Fragrance, Inc.(1)	2,015	614,253
		18,846,204
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc.	75,414	11,520,243
Asetek A/S	6,690	87,492
Brother Industries Ltd.	9,000	199,747
Canon, Inc.	8,100	276,460
Cray, Inc.(1)	2,897	51,422
Lite-On Technology Corp.	48,000	80,588
Logitech International SA	11,864	433,623
NetApp, Inc.	235	9,515
Quanta Computer, Inc.	125,000	285,914
Samsung Electronics Co. Ltd.	1,851	3,695,056
		16,640,060
Textiles, Apparel and Luxury Goods — 0.7%
adidas AG	5,390	1,030,839
Cie Financiere Richemont SA	7,310	609,827
Coach, Inc.	24,116	1,114,400
Columbia Sportswear Co.	6,056	328,720
Culp, Inc.	764	24,524
HS Industries Co. Ltd.	32,873	282,457
Kering	5,150	1,703,177
Ralph Lauren Corp.	6,428	435,818
Salvatore Ferragamo SpA	7,012	195,742
Samsonite International SA	39,600	159,822
Shenzhou International Group Holdings Ltd.	79,000	540,856
Taiwan Paiho Ltd.	167,000	557,981
		6,984,163
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	33,040	456,613
Essent Group Ltd.(1)	42,810	1,552,719
		2,009,332
Tobacco — 0.5%
Altria Group, Inc.	20,127	1,518,381
British American Tobacco plc	26,530	1,890,297
Imperial Brands plc	6,531	305,376

32

	Shares/ Principal Amount	Value
Philip Morris International, Inc.	8,038	$962,952
		4,677,006
Trading Companies and Distributors — 0.5%
Ashtead Group plc	50,032	1,009,503
BMC Stock Holdings, Inc.(1)	5,935	115,733
Bunzl plc	21,250	665,871
DXP Enterprises, Inc.(1)	389	13,938
GMS, Inc.(1)	750	24,495
MonotaRO Co. Ltd.	18,500	623,070
MRC Global, Inc.(1)	4,788	86,423
SiteOne Landscape Supply, Inc.(1)	2,358	125,398
Sumitomo Corp.	9,200	117,336
Toyota Tsusho Corp.	8,400	257,499
United Rentals, Inc.(1)	7,288	792,424
Wolseley plc	16,700	1,099,525
		4,931,215
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	274,400	346,424
BBA Aviation plc	46,960	195,010
		541,434
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	898,000	719,087
Wireless Telecommunication Services — 0.1%
Drillisch AG	2,517	159,045
KDDI Corp.	9,200	254,693
NTT DOCOMO, Inc.	22,100	542,173
		955,911
TOTAL COMMON STOCKS (Cost $582,996,675)		754,217,960
CORPORATE BONDS — 7.7%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	$30,000	29,689
Bombardier, Inc., 4.75%, 4/15/19(3)	60,000	61,275
Bombardier, Inc., 5.75%, 3/15/22(3)	125,000	125,000
Bombardier, Inc., 6.00%, 10/15/22(3)	30,000	30,131
Bombardier, Inc., 7.50%, 3/15/25(3)	55,000	57,034
KLX, Inc., 5.875%, 12/1/22(3)	70,000	74,025
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	95,091
Lockheed Martin Corp., 3.55%, 1/15/26	60,000	62,506
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	19,664
Rockwell Collins, Inc., 4.35%, 4/15/47	20,000	20,836
TransDigm, Inc., 6.00%, 7/15/22	135,000	140,214
TransDigm, Inc., 6.375%, 6/15/26	50,000	51,375
United Technologies Corp., 3.125%, 5/4/27	30,000	30,239
United Technologies Corp., 6.05%, 6/1/36	66,000	84,324
		881,403
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(3)	70,000	74,582

33

		Shares/ Principal Amount	Value
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)		$125,000	$129,062
United Continental Holdings, Inc., 5.00%, 2/1/24		100,000	102,000
			231,062
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		75,000	77,812
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		70,000	73,850
Tenneco, Inc., 5.00%, 7/15/26		105,000	106,444
ZF North America Capital, Inc., 4.75%, 4/29/25(3)		110,000	116,017
			374,123
Automobiles — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(3)		30,000	30,017
American Honda Finance Corp., 2.125%, 10/10/18		50,000	50,364
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		125,000	128,281
Ford Motor Co., 4.35%, 12/8/26		40,000	40,899
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		20,000	20,585
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		330,000	368,485
General Motors Co., 5.00%, 4/1/35		30,000	29,850
General Motors Financial Co., Inc., 3.25%, 5/15/18		30,000	30,400
General Motors Financial Co., Inc., 3.10%, 1/15/19		90,000	91,354
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	131,370
General Motors Financial Co., Inc., 5.25%, 3/1/26		60,000	64,658
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(3)		80,000	81,300
			1,067,563
Banks — 0.6%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)		150,000	148,687
Bank of America Corp., MTN, 4.00%, 4/1/24		30,000	31,527
Bank of America Corp., MTN, 4.20%, 8/26/24		180,000	187,379
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	71,491
Bank of America Corp., MTN, 5.00%, 1/21/44		140,000	158,333
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		20,000	20,764
Bank of Montreal, MTN, 1.30%, 7/14/17		200,000	200,011
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	70,760
BPCE SA, VRN, 2.75%, 7/8/21	EUR	100,000	118,821
Branch Banking & Trust Co., 3.625%, 9/16/25		$30,000	31,216
Capital One Financial Corp., 4.20%, 10/29/25		225,000	229,750
Citigroup, Inc., 4.50%, 1/14/22		110,000	118,633
Citigroup, Inc., 4.05%, 7/30/22		80,000	84,043
Citigroup, Inc., 4.45%, 9/29/27		370,000	386,271
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	143,604
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$50,000	53,370
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	100,000	119,008
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	188,000	238,621
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	57,000	73,306
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	125,000	186,507
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	225,000	285,137

34

		Shares/ Principal Amount	Value
Fifth Third Bancorp, 4.30%, 1/16/24		$40,000	$42,410
Huntington Bancshares, Inc., 2.30%, 1/14/22		75,000	74,025
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	96,000	117,156
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)		$250,000	244,126
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	32,562
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	41,102
JPMorgan Chase & Co., 3.875%, 9/10/24		400,000	413,626
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	109,930
JPMorgan Chase & Co., 4.95%, 6/1/45		50,000	54,531
KeyCorp, MTN, 2.30%, 12/13/18		80,000	80,513
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	80,000	96,470
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	120,000	170,961
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	35,167
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(3)		$170,000	189,975
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		60,000	64,044
Royal Bank of Canada, MTN, 1.50%, 1/16/18		400,000	400,176
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	60,307
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	114,806
US Bancorp, MTN, 3.00%, 3/15/22		$50,000	51,455
US Bancorp, MTN, 3.60%, 9/11/24		110,000	114,698
Wells Fargo & Co., 3.07%, 1/24/23		80,000	81,293
Wells Fargo & Co., 4.125%, 8/15/23		100,000	106,139
Wells Fargo & Co., 3.00%, 4/22/26		140,000	136,940
Wells Fargo & Co., MTN, 2.60%, 7/22/20		90,000	91,364
Wells Fargo & Co., MTN, 4.10%, 6/3/26		70,000	72,888
Wells Fargo & Co., MTN, 4.65%, 11/4/44		36,000	37,344
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27		30,000	30,382
			6,021,629
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		180,000	185,894
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		150,000	154,545
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		130,000	144,693
Constellation Brands, Inc., 4.75%, 12/1/25		90,000	98,865
Molson Coors Brewing Co., 3.00%, 7/15/26		70,000	68,117
			652,114
Biotechnology — 0.1%
AbbVie, Inc., 2.90%, 11/6/22		170,000	171,559
AbbVie, Inc., 3.60%, 5/14/25		20,000	20,483
AbbVie, Inc., 4.40%, 11/6/42		80,000	79,642
AbbVie, Inc., 4.45%, 5/14/46		10,000	10,021
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(3)		110,000	106,975
Amgen, Inc., 4.66%, 6/15/51		80,000	83,036
Biogen, Inc., 3.625%, 9/15/22		70,000	73,592
Celgene Corp., 3.25%, 8/15/22		50,000	51,626
Celgene Corp., 3.625%, 5/15/24		150,000	155,563
Celgene Corp., 3.875%, 8/15/25		40,000	41,880

35

	Shares/ Principal Amount	Value
Celgene Corp., 5.00%, 8/15/45	$10,000	$10,961
Concordia International Corp., 9.50%, 10/21/22(3)	45,000	10,575
Concordia International Corp., 7.00%, 4/15/23(3)	65,000	13,488
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	43,418
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	236,387
		1,109,206
Building Products†
Masco Corp., 5.95%, 3/15/22	65,000	73,923
Masco Corp., 4.45%, 4/1/25	60,000	64,530
		138,453
Capital Markets†
Dresdner Funding Trust I, 8.15%, 6/30/31(3)	105,000	130,785
Jefferies Group LLC, 5.125%, 4/13/18	70,000	71,945
Jefferies Group LLC, 4.85%, 1/15/27	30,000	31,581
		234,311
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	140,000	146,300
Blue Cube Spinco, Inc., 9.75%, 10/15/23	65,000	79,625
CF Industries, Inc., 3.45%, 6/1/23	95,000	89,181
Chemours Co. (The), 6.625%, 5/15/23	100,000	107,239
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,683
Huntsman International LLC, 5.125%, 11/15/22	85,000	92,012
INEOS Group Holdings SA, 5.625%, 8/1/24(3)	120,000	123,600
LyondellBasell Industries NV, 4.625%, 2/26/55	20,000	19,630
Mosaic Co. (The), 5.625%, 11/15/43	40,000	41,066
NOVA Chemicals Corp., 4.875%, 6/1/24(2)(3)	160,000	160,600
Platform Specialty Products Corp., 6.50%, 2/1/22(3)	50,000	51,750
Sherwin-Williams Co. (The), 3.45%, 6/1/27	50,000	50,608
Tronox Finance LLC, 6.375%, 8/15/20	75,000	75,938
		1,070,232
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	100,000	110,500
Clean Harbors, Inc., 5.25%, 8/1/20	50,000	50,875
Covanta Holding Corp., 5.875%, 3/1/24	145,000	143,550
Envision Healthcare Corp., 5.125%, 7/1/22(3)	100,000	103,000
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	159,844
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)	90,000	98,626
Republic Services, Inc., 3.55%, 6/1/22	100,000	104,815
Waste Management, Inc., 4.10%, 3/1/45	40,000	41,356
		812,566
Communications Equipment†
CommScope Technologies LLC, 5.00%, 3/15/27(3)	100,000	100,250
CommScope, Inc., 5.50%, 6/15/24(3)	65,000	68,412
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	140,000	148,750
		317,412
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	125,000	129,531

36

	Shares/ Principal Amount	Value
Construction Materials — 0.1%
Builders FirstSource, Inc., 10.75%, 8/15/23(3)	$40,000	$46,500
Builders FirstSource, Inc., 5.625%, 9/1/24(3)	100,000	104,125
Owens Corning, 4.20%, 12/15/22	50,000	53,152
Ply Gem Industries, Inc., 6.50%, 2/1/22	150,000	157,500
Standard Industries, Inc., 6.00%, 10/15/25(3)	60,000	65,100
USG Corp., 5.50%, 3/1/25(3)	60,000	63,825
		490,202
Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18	50,000	49,987
American Express Credit Corp., 2.60%, 9/14/20	30,000	30,509
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	140,175
American Express Credit Corp., MTN, 3.30%, 5/3/27	50,000	50,180
CIT Group, Inc., 5.00%, 8/15/22	220,000	238,634
CIT Group, Inc., 5.00%, 8/1/23	50,000	54,063
Discover Financial Services, 3.75%, 3/4/25	150,000	149,628
Equifax, Inc., 3.30%, 12/15/22	60,000	61,731
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	76,037
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	70,000	75,950
Harland Clarke Holdings Corp., 9.25%, 3/1/21(3)	35,000	34,300
Navient Corp., 5.00%, 10/26/20	65,000	66,625
Navient Corp., 5.50%, 1/25/23	200,000	198,188
OneMain Financial Holdings LLC, 6.75%, 12/15/19(3)	75,000	78,844
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)	90,000	94,781
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	125,000	128,437
Synchrony Financial, 2.60%, 1/15/19	30,000	30,175
Synchrony Financial, 3.00%, 8/15/19	10,000	10,148
		1,568,392
Containers and Packaging — 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(3)	200,000	219,000
Ball Corp., 5.00%, 3/15/22	40,000	42,880
Ball Corp., 4.00%, 11/15/23	140,000	143,150
Ball Corp., 5.25%, 7/1/25	35,000	38,159
Berry Plastics Corp., 5.50%, 5/15/22	85,000	88,719
Berry Plastics Corp., 5.125%, 7/15/23	60,000	63,105
BWAY Holding Co., 5.50%, 4/15/24(3)	40,000	41,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	190,000	198,550
Novelis Corp., 6.25%, 8/15/24(3)	50,000	52,805
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(3)	70,000	76,606
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)	100,000	103,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)	245,000	264,139
Sealed Air Corp., 5.125%, 12/1/24(3)	105,000	111,038
		1,443,026
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	40,000	38,928

37

		Shares/ Principal Amount	Value
Service Corp., International/US, 5.375%, 1/15/22		$75,000	$77,531
			116,459
Diversified Financial Services — 0.3%
Ally Financial, Inc., 3.60%, 5/21/18		70,000	71,138
Ally Financial, Inc., 4.75%, 9/10/18		150,000	154,875
Ally Financial, Inc., 8.00%, 3/15/20		141,000	161,022
Ally Financial, Inc., 4.625%, 3/30/25		155,000	156,000
Ally Financial, Inc., 5.75%, 11/20/25		60,000	62,550
Ally Financial, Inc., 8.00%, 11/1/31		70,000	84,875
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	85,128
GE Capital International Funding Co. Unlimited. Co., 2.34%, 11/15/20		$200,000	202,109
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		370,000	371,570
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		20,000	20,279
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	74,826
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$50,000	56,544
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		130,000	131,572
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		195,000	202,603
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		110,000	120,087
HSBC Holdings plc, 2.95%, 5/25/21		200,000	202,681
HUB International Ltd., 7.875%, 10/1/21(3)		75,000	78,562
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	92,587
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	82,300
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(3)		70,000	72,712
Morgan Stanley, 2.75%, 5/19/22		30,000	30,065
Morgan Stanley, 4.375%, 1/22/47		30,000	31,009
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	269,461
Morgan Stanley, MTN, 3.70%, 10/23/24		270,000	278,742
Morgan Stanley, MTN, 4.00%, 7/23/25		160,000	167,432
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		70,000	71,837
			3,332,566
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 5.00%, 3/1/21		70,000	76,120
AT&T, Inc., 3.60%, 2/17/23		80,000	81,948
AT&T, Inc., 4.45%, 4/1/24		50,000	52,927
AT&T, Inc., 3.40%, 5/15/25		145,000	142,697
AT&T, Inc., 6.55%, 2/15/39		91,000	109,584
AT&T, Inc., 4.30%, 12/15/42		60,000	55,038
British Telecommunications plc, 5.95%, 1/15/18		70,000	71,845
CenturyLink, Inc., 5.625%, 4/1/20		200,000	212,750
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		90,000	94,500
Frontier Communications Corp., 7.125%, 3/15/19		205,000	217,300
Frontier Communications Corp., 10.50%, 9/15/22		50,000	49,250
Frontier Communications Corp., 7.125%, 1/15/23		145,000	126,331

38

	Shares/ Principal Amount	Value
Frontier Communications Corp., 6.875%, 1/15/25	$140,000	$113,313
Frontier Communications Corp., 11.00%, 9/15/25	10,000	9,388
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	103,125
Inmarsat Finance plc, 4.875%, 5/15/22(3)	50,000	51,375
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	105,000	100,800
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	175,000	158,813
Level 3 Financing, Inc., 5.375%, 8/15/22	100,000	103,250
Level 3 Financing, Inc., 5.375%, 5/1/25	55,000	57,956
Orange SA, 4.125%, 9/14/21	70,000	74,903
Sprint Capital Corp., 8.75%, 3/15/32	100,000	126,313
Telecom Italia Capital SA, 6.375%, 11/15/33	200,000	216,000
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	11,072
Verizon Communications, Inc., 3.65%, 9/14/18	138,000	141,351
Verizon Communications, Inc., 2.45%, 11/1/22	10,000	9,862
Verizon Communications, Inc., 2.625%, 8/15/26	40,000	37,214
Verizon Communications, Inc., 4.125%, 3/16/27	100,000	103,863
Verizon Communications, Inc., 5.05%, 3/15/34	170,000	178,990
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	39,582
Verizon Communications, Inc., 4.86%, 8/21/46	33,000	32,653
Verizon Communications, Inc., 5.01%, 8/21/54	49,000	48,243
Windstream Services LLC, 7.75%, 10/15/20	65,000	65,792
Windstream Services LLC, 6.375%, 8/1/23	95,000	81,050
		3,155,198
Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(3)	125,000	128,438
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	50,000	50,750
Ensco plc, 8.00%, 1/31/24	46,000	45,511
FTS International, Inc., 6.25%, 5/1/22	60,000	53,100
Halliburton Co., 3.80%, 11/15/25	60,000	62,043
Noble Holding International Ltd., 7.75%, 1/15/24	235,000	208,490
Precision Drilling Corp., 5.25%, 11/15/24	105,000	97,650
SESI LLC, 6.375%, 5/1/19	50,000	49,500
Transocean, Inc., 4.50%, 10/15/17	105,000	106,378
Transocean, Inc., 6.00%, 3/15/18	40,000	41,100
Transocean, Inc., 9.00%, 7/15/23(3)	130,000	136,500
Weatherford International Ltd., 7.75%, 6/15/21	95,000	100,617
Weatherford International Ltd., 4.50%, 4/15/22	185,000	172,513
		1,124,152
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	60,000	64,980
American Tower Corp., 3.375%, 10/15/26	70,000	68,989
Boston Properties LP, 3.65%, 2/1/26	50,000	51,108
CoreCivic, Inc., 4.125%, 4/1/20	70,000	72,275
Crown Castle International Corp., 5.25%, 1/15/23	45,000	50,308
Crown Castle International Corp., 4.45%, 2/15/26	80,000	85,383

39

		Shares/ Principal Amount	Value
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		$75,000	$77,243
Equinix, Inc., 5.375%, 4/1/23		70,000	73,654
Essex Portfolio LP, 3.625%, 8/15/22		70,000	72,486
Essex Portfolio LP, 3.25%, 5/1/23		20,000	20,206
Hospitality Properties Trust, 4.65%, 3/15/24		80,000	83,517
Kilroy Realty LP, 3.80%, 1/15/23		70,000	72,743
Kilroy Realty LP, 4.375%, 10/1/25		20,000	21,129
Kimco Realty Corp., 2.80%, 10/1/26		50,000	46,651
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	97,538
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	77,063
Simon Property Group LP, 3.25%, 11/30/26		60,000	59,878
Uniti Group, Inc. / CSL Capital LLC, 8.25%, 10/15/23		135,000	142,762
Uniti Group, Inc. / CSL Capital LLC, 7.125%, 12/15/24(3)		95,000	95,475
VEREIT Operating Partnership LP, 4.125%, 6/1/21		60,000	63,211
Welltower, Inc., 3.75%, 3/15/23		60,000	62,246
			1,458,845
Financial Services — 0.1%
PetSmart, Inc., 7.125%, 3/15/23(3)		250,000	233,750
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(3)		225,000	258,750
			492,500
Food and Staples Retailing — 0.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(3)		100,000	103,750
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(3)		40,000	34,300
CVS Health Corp., 3.50%, 7/20/22		50,000	52,142
CVS Health Corp., 5.125%, 7/20/45		40,000	45,472
Dollar General Corp., 3.25%, 4/15/23		30,000	30,610
Dollar Tree, Inc., 5.75%, 3/1/23		60,000	63,840
Horizon Pharma, Inc., 6.625%, 5/1/23		75,000	70,687
Kroger Co. (The), 3.30%, 1/15/21		70,000	72,363
Kroger Co. (The), 3.875%, 10/15/46		30,000	27,800
Rite Aid Corp., 6.125%, 4/1/23(3)		150,000	149,557
SUPERVALU, Inc., 6.75%, 6/1/21		50,000	51,312
Sysco Corp., 3.30%, 7/15/26		30,000	30,128
Target Corp., 2.50%, 4/15/26		60,000	57,529
Tesco plc, 6.15%, 11/15/37(3)		75,000	77,875
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	84,940
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$20,000	20,343
Wal-Mart Stores, Inc., 4.30%, 4/22/44		95,000	103,630
			1,076,278
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		80,000	83,000
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(3)		70,000	70,525
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)		135,000	130,950
Kraft Heinz Foods Co., 3.95%, 7/15/25		120,000	123,837

40

	Shares/ Principal Amount	Value
Kraft Heinz Foods Co., 5.20%, 7/15/45	$30,000	$32,226
Kraft Heinz Foods Co., 4.375%, 6/1/46	10,000	9,595
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	90,000	92,700
Nature's Bounty Co. (The), 7.625%, 5/15/21(3)	55,000	57,612
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)	215,000	221,450
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	100,000	102,750
Post Holdings, Inc., 5.00%, 8/15/26(3)	330,000	333,300
		1,257,945
Gas Utilities — 0.3%
Boardwalk Pipelines LP, 4.45%, 7/15/27	30,000	30,982
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	50,000	56,250
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	70,000	75,425
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27(3)	90,000	91,350
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	41,675
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25(3)	90,000	92,250
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	93,544
Enbridge, Inc., 4.00%, 10/1/23	40,000	42,010
Enbridge, Inc., 4.50%, 6/10/44	40,000	39,227
Energy Transfer Equity LP, 5.875%, 1/15/24	110,000	117,975
Energy Transfer Equity LP, 5.50%, 6/1/27	75,000	79,313
Energy Transfer LP, 4.15%, 10/1/20	70,000	73,242
Energy Transfer LP, 3.60%, 2/1/23	60,000	61,086
Energy Transfer LP, 6.50%, 2/1/42	40,000	45,554
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	137,267
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	45,000	46,631
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	160,000	156,400
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	50,000	55,320
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	104,044
Magellan Midstream Partners LP, 6.55%, 7/15/19	36,000	39,285
MPLX LP, 4.875%, 12/1/24	100,000	107,512
MPLX LP, 4.875%, 6/1/25	140,000	150,160
MPLX LP, 5.20%, 3/1/47	10,000	10,388
NGPL PipeCo LLC, 7.12%, 12/15/17(3)	100,000	102,750
NuStar Logistics LP, 4.75%, 2/1/22	40,000	41,300
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	90,000	92,329
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	50,000	52,200
Rockies Express Pipeline LLC, 5.625%, 4/15/20(3)	180,000	192,600
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	205,000	227,858
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	111,768
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	54,988
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	90,000	89,550

41

	Shares/ Principal Amount	Value
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(3)	$94,000	$97,642
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	50,000	53,125
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	60,000	64,463
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	60,158
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	49,500
Williams Cos., Inc. (The), 4.55%, 6/24/24	240,000	247,800
Williams Partners LP, 5.10%, 9/15/45	50,000	51,763
		3,336,684
Health Care Equipment and Supplies — 0.1%
Abbott Laboratories, 2.00%, 9/15/18	20,000	20,070
Abbott Laboratories, 3.75%, 11/30/26	115,000	117,517
Alere, Inc., 6.50%, 6/15/20	50,000	51,125
Alere, Inc., 6.375%, 7/1/23(3)	60,000	65,175
Becton Dickinson and Co., 3.73%, 12/15/24	80,000	81,640
Becton Dickinson and Co., 3.70%, 6/6/27(2)	40,000	40,065
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(3)	70,000	65,450
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	151,300
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(3)	105,000	103,688
Medtronic, Inc., 2.50%, 3/15/20	40,000	40,713
Medtronic, Inc., 3.50%, 3/15/25	130,000	135,689
Medtronic, Inc., 4.375%, 3/15/35	50,000	54,037
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(3)	50,000	48,000
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	67,900
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	27,000	27,935
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	40,000	46,212
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	30,374
		1,146,890
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	105,000	107,625
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	73,063
Aetna, Inc., 2.75%, 11/15/22	60,000	60,524
Ascension Health, 3.95%, 11/15/46	10,000	9,954
Centene Corp., 5.625%, 2/15/21	100,000	104,688
Centene Corp., 6.125%, 2/15/24	115,000	125,242
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	150,000	151,312
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	55,000	54,313
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	53,550
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	100,000	103,700
CHS/Community Health Systems, Inc., 5.125%, 8/1/21	35,000	35,656
DaVita, Inc., 5.75%, 8/15/22	60,000	62,288
DaVita, Inc., 5.125%, 7/15/24	107,000	109,073
DaVita, Inc., 5.00%, 5/1/25	105,000	104,606
Envision Healthcare Corp., 5.625%, 7/15/22	155,000	162,343

42

	Shares/ Principal Amount	Value
Express Scripts Holding Co., 3.40%, 3/1/27	$130,000	$125,596
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(3)	50,000	55,750
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(3)	100,000	106,001
HCA, Inc., 3.75%, 3/15/19	120,000	122,850
HCA, Inc., 4.25%, 10/15/19	125,000	130,463
HCA, Inc., 7.50%, 2/15/22	215,000	248,325
HCA, Inc., 4.75%, 5/1/23	155,000	165,718
HCA, Inc., 5.375%, 2/1/25	270,000	284,512
HCA, Inc., 4.50%, 2/15/27	60,000	61,875
HealthSouth Corp., 5.75%, 11/1/24	55,000	57,063
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	195,000	197,559
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	95,000	100,700
Kindred Healthcare, Inc., 8.00%, 1/15/20	60,000	63,525
Kindred Healthcare, Inc., 6.375%, 4/15/22	60,000	58,725
LifePoint Health, Inc., 5.50%, 12/1/21	75,000	77,953
Mylan NV, 3.95%, 6/15/26	30,000	30,137
NYU Hospitals Center, 4.43%, 7/1/42	30,000	30,835
Tenet Healthcare Corp., 5.00%, 3/1/19	160,000	164,000
Tenet Healthcare Corp., 8.00%, 8/1/20	100,000	102,000
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	51,565
Tenet Healthcare Corp., 8.125%, 4/1/22	230,000	243,512
Tenet Healthcare Corp., 6.75%, 6/15/23	150,000	149,625
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	82,303
UnitedHealth Group, Inc., 3.75%, 7/15/25	80,000	84,693
Universal Health Services, Inc., 5.00%, 6/1/26(3)	85,000	87,763
		4,200,985
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(3)	150,000	156,517
Aramark Services, Inc., 5.125%, 1/15/24	65,000	68,737
Aramark Services, Inc., 5.00%, 4/1/25(3)	30,000	31,575
Boyd Gaming Corp., 6.875%, 5/15/23	91,000	98,849
Boyd Gaming Corp., 6.375%, 4/1/26	75,000	82,020
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	62,287
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	118,679
Eldorado Resorts, Inc., 7.00%, 8/1/23	100,000	108,875
Golden Nugget, Inc., 8.50%, 12/1/21(3)	175,000	187,687
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(3)	150,000	151,875
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25(3)	90,000	93,150
International Game Technology plc, 6.25%, 2/15/22(3)	170,000	184,705
International Game Technology plc, 6.50%, 2/15/25(3)	45,000	49,360
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(3)	85,000	88,294

43

	Shares/ Principal Amount	Value
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/1/26(3)	$25,000	$26,294
McDonald's Corp., MTN, 3.375%, 5/26/25	30,000	30,751
McDonald's Corp., MTN, 4.70%, 12/9/35	20,000	21,799
McDonald's Corp., MTN, 4.45%, 3/1/47	70,000	73,521
MGM Resorts International, 5.25%, 3/31/20	140,000	149,358
MGM Resorts International, 6.00%, 3/15/23	135,000	148,540
MGM Resorts International, 4.625%, 9/1/26	50,000	50,313
Penn National Gaming, Inc., 5.625%, 1/15/27(3)	175,000	177,406
Pinnacle Entertainment, Inc., 5.625%, 5/1/24(3)	30,000	31,125
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(3)	50,000	50,750
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	88,600
Scientific Games International, Inc., 6.25%, 9/1/20	70,000	69,387
Scientific Games International, Inc., 7.00%, 1/1/22(3)	195,000	208,650
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	114,712
Station Casinos LLC, 7.50%, 3/1/21	72,000	75,060
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)	130,000	137,800
Yum! Brands, Inc., 3.75%, 11/1/21	50,000	51,063
		2,987,739
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.25%, 2/1/23	95,000	99,750
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)	75,000	77,438
CalAtlantic Group, Inc., 5.375%, 10/1/22	45,000	48,431
Century Communities, Inc., 6.875%, 5/15/22	30,000	31,613
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(3)	50,000	48,625
KB Home, 4.75%, 5/15/19	35,000	36,225
KB Home, 7.00%, 12/15/21	55,000	62,425
Lennar Corp., 4.50%, 4/30/24	110,000	111,925
Newell Brands, Inc., 4.20%, 4/1/26	105,000	111,539
Newell Brands, Inc., 5.50%, 4/1/46	30,000	35,552
PulteGroup, Inc., 5.50%, 3/1/26	100,000	106,063
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)	60,000	61,800
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(3)	225,000	236,812
Toll Brothers Finance Corp., 4.00%, 12/31/18	50,000	51,587
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	185,000	194,712
WCI Communities, Inc. / Lennar Corp., 6.875%, 8/15/21	100,000	104,750
William Lyon Homes, Inc., 5.875%, 1/31/25(3)	115,000	119,025
		1,538,272
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)	65,000	68,819
Spectrum Brands, Inc., 6.625%, 11/15/22	155,000	163,912
Spectrum Brands, Inc., 5.75%, 7/15/25	40,000	42,704
		275,435

44

		Shares/ Principal Amount	Value
Industrial Conglomerates — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(3)		$25,000	$27,797
FedEx Corp., 4.40%, 1/15/47		30,000	30,274
General Electric Co., 4.125%, 10/9/42		90,000	94,109
General Electric Co., MTN, 5.625%, 9/15/17		212,000	214,497
General Electric Co., MTN, 4.375%, 9/16/20		220,000	236,673
HD Supply, Inc., 5.25%, 12/15/21(3)		50,000	52,863
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		50,000	51,610
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(3)		203,000	212,642
			920,465
Insurance — 0.2%
American International Group, Inc., 4.125%, 2/15/24		180,000	190,552
American International Group, Inc., 4.50%, 7/16/44		40,000	40,969
AXA SA, 7.125%, 12/15/20	GBP	20,000	30,928
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$78,000	80,790
Berkshire Hathaway, Inc., 2.75%, 3/15/23		30,000	30,337
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	55,056
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	71,424
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	30,979
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	100,000	114,019
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	33,425
Genworth Holdings, Inc., VRN, 3.18%, 6/16/17		25,000	10,813
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	24,222
International Lease Finance Corp., 3.875%, 4/15/18		80,000	81,317
International Lease Finance Corp., 6.25%, 5/15/19		100,000	107,555
Liberty Mutual Group, Inc., VRN, 4.04%, 9/15/17(3)		125,000	121,562
Markel Corp., 4.90%, 7/1/22		70,000	77,151
Markel Corp., 3.625%, 3/30/23		20,000	20,804
MetLife, Inc., 4.125%, 8/13/42		30,000	30,582
MetLife, Inc., 4.875%, 11/13/43		30,000	33,974
Principal Financial Group, Inc., 3.30%, 9/15/22		30,000	31,035
Prudential Financial, Inc., 5.375%, 6/21/20		60,000	65,766
Prudential Financial, Inc., 5.625%, 5/12/41		70,000	84,506
Travelers Cos., Inc. (The), 4.30%, 8/25/45		20,000	21,572
Voya Financial, Inc., 5.70%, 7/15/43		50,000	57,749
Voya Financial, Inc., VRN, 5.65%, 5/15/23		75,000	78,938
WR Berkley Corp., 4.625%, 3/15/22		40,000	43,221
WR Berkley Corp., 4.75%, 8/1/44		30,000	30,667
			1,599,913
Internet Software and Services†
Match Group, Inc., 6.75%, 12/15/22		80,000	84,100
Netflix, Inc., 5.375%, 2/1/21		40,000	43,600
Netflix, Inc., 5.75%, 3/1/24		100,000	108,750
VeriSign, Inc., 5.25%, 4/1/25		40,000	42,650
			279,100

45

	Shares/ Principal Amount	Value
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	$15,000	$15,525
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	97,650
Fidelity National Information Services, Inc., 3.875%, 6/5/24	48,000	50,249
Fidelity National Information Services, Inc., 3.00%, 8/15/26	100,000	97,120
First Data Corp., 7.00%, 12/1/23(3)	150,000	162,000
First Data Corp., 5.00%, 1/15/24(3)	100,000	104,000
First Data Corp., 5.75%, 1/15/24(3)	180,000	191,025
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	80,000	83,249
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	50,000	52,948
		853,766
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(3)	65,000	68,087
CNH Industrial Capital LLC, 3.375%, 7/15/19	75,000	76,781
Navistar International Corp., 8.25%, 11/1/21	50,000	50,844
		195,712
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	220,000	226,600
Media — 0.8%
21st Century Fox America, Inc., 6.90%, 8/15/39	40,000	52,867
21st Century Fox America, Inc., 4.75%, 9/15/44	10,000	10,335
21st Century Fox America, Inc., 4.75%, 11/15/46	20,000	20,776
Altice Financing SA, 6.625%, 2/15/23(3)	260,000	277,290
Altice Financing SA, 7.50%, 5/15/26(3)	50,000	55,187
Altice Finco SA, 7.625%, 2/15/25(3)	115,000	120,319
Altice Luxembourg SA, 7.75%, 5/15/22(3)	105,000	111,694
Altice Luxembourg SA, 7.625%, 2/15/25(3)	115,000	125,925
Altice US Finance I Corp., 5.375%, 7/15/23(3)	100,000	104,625
Altice US Finance I Corp., 5.50%, 5/15/26(3)	50,000	52,500
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	100,000	104,060
Cablevision Systems Corp., 5.875%, 9/15/22	125,000	130,000
CBS Corp., 3.50%, 1/15/25	50,000	50,388
CBS Corp., 4.85%, 7/1/42	30,000	31,246
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	250,000	259,455
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(3)	170,000	179,245
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)	120,000	128,850
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)	25,000	25,641
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(3)	130,000	133,250
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	170,000	184,292
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	90,000	107,920
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	56,787

46

	Shares/ Principal Amount	Value
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	$220,000	$221,925
Comcast Corp., 6.40%, 5/15/38	100,000	131,501
Comcast Corp., 4.75%, 3/1/44	30,000	33,066
CSC Holdings LLC, 7.625%, 7/15/18	50,000	53,125
CSC Holdings LLC, 6.75%, 11/15/21	120,000	133,050
CSC Holdings LLC, 10.125%, 1/15/23(3)	70,000	81,683
CSC Holdings LLC, 6.625%, 10/15/25(3)	100,000	110,415
CSC Holdings LLC, 10.875%, 10/15/25(3)	45,000	54,900
CSC Holdings LLC, 5.50%, 4/15/27(3)	90,000	94,484
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	13,438
Discovery Communications LLC, 5.625%, 8/15/19	32,000	34,387
Discovery Communications LLC, 3.25%, 4/1/23	40,000	39,525
Discovery Communications LLC, 4.90%, 3/11/26	30,000	31,641
DISH DBS Corp., 4.625%, 7/15/17	130,000	130,487
DISH DBS Corp., 6.75%, 6/1/21	100,000	110,875
DISH DBS Corp., 5.00%, 3/15/23	130,000	133,942
DISH DBS Corp., 5.875%, 11/15/24	45,000	48,094
Gray Television, Inc., 5.125%, 10/15/24(3)	100,000	100,250
Gray Television, Inc., 5.875%, 7/15/26(3)	25,000	25,438
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	30,000	31,485
Lamar Media Corp., 5.875%, 2/1/22	70,000	72,800
Lamar Media Corp., 5.00%, 5/1/23	90,000	94,275
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,665
McClatchy Co. (The), 9.00%, 12/15/22	35,000	36,575
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	54,255
NBCUniversal Media LLC, 2.875%, 1/15/23	50,000	51,064
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)	140,000	141,400
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	160,000	165,000
Omnicom Group, Inc., 3.60%, 4/15/26	60,000	61,151
Regal Entertainment Group, 5.75%, 3/15/22	100,000	104,875
RR Donnelley & Sons Co., 6.00%, 4/1/24	90,000	88,650
SFR Group SA, 6.00%, 5/15/22(3)	165,000	173,044
SFR Group SA, 7.375%, 5/1/26(3)	140,000	152,162
Sinclair Television Group, Inc., 5.375%, 4/1/21	50,000	51,500
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)	80,000	82,500
Sirius XM Radio, Inc., 5.75%, 8/1/21(3)	125,000	129,687
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)	95,000	96,722
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)	55,000	56,650
TEGNA, Inc., 5.50%, 9/15/24(3)	130,000	134,550
Time Warner Cable LLC, 6.75%, 7/1/18	35,000	36,797
Time Warner Cable LLC, 5.50%, 9/1/41	30,000	32,110
Time Warner Cable LLC, 4.50%, 9/15/42	30,000	28,781
Time Warner, Inc., 3.60%, 7/15/25	105,000	105,124
Time Warner, Inc., 3.80%, 2/15/27	60,000	59,968
Time Warner, Inc., 5.35%, 12/15/43	30,000	31,837
Unitymedia GmbH, 6.125%, 1/15/25(3)	90,000	96,750

47

	Shares/ Principal Amount	Value
Univision Communications, Inc., 5.125%, 2/15/25(3)	$170,000	$168,512
Viacom, Inc., 3.125%, 6/15/22	10,000	10,029
Viacom, Inc., 4.25%, 9/1/23	55,000	57,578
Videotron Ltd., 5.00%, 7/15/22	75,000	80,156
Virgin Media Finance plc, 5.75%, 1/15/25(3)	100,000	102,625
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)	150,000	153,187
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	60,146
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	66,000	68,554
Wind Acquisition Finance SA, 7.375%, 4/23/21(3)	190,000	198,099
WMG Acquisition Corp., 5.625%, 4/15/22(3)	144,000	150,300
Ziggo Bond Finance BV, 5.875%, 1/15/25(3)	85,000	87,337
		7,242,778
Metals and Mining — 0.3%
AK Steel Corp., 7.00%, 3/15/27	90,000	90,900
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)	75,000	81,375
Aleris International, Inc., 9.50%, 4/1/21(3)	40,000	42,000
Allegheny Technologies, Inc., 5.95%, 1/15/21	145,000	145,000
Anglo American Capital plc, 3.625%, 5/14/20(3)	125,000	127,255
ArcelorMittal, 6.00%, 3/1/21	70,000	76,125
ArcelorMittal, 6.125%, 6/1/25	75,000	84,900
ArcelorMittal, 7.25%, 3/1/41	140,000	155,400
Arconic, Inc., 5.40%, 4/15/21	45,000	48,622
Arconic, Inc., 5.125%, 10/1/24	160,000	170,880
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	36,240
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(3)	93,000	102,765
Cliffs Natural Resources, Inc., 5.75%, 3/1/25(3)	90,000	86,400
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)	160,000	165,600
Freeport-McMoRan, Inc., 3.55%, 3/1/22	220,000	206,800
Freeport-McMoRan, Inc., 3.875%, 3/15/23	4,000	3,738
Freeport-McMoRan, Inc., 5.40%, 11/14/34	275,000	244,750
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	50,000	53,659
Kinross Gold Corp., 5.125%, 9/1/21	25,000	26,500
Lundin Mining Corp., 7.875%, 11/1/22(3)	70,000	77,000
New Gold, Inc., 6.25%, 11/15/22(3)	35,000	36,137
Novelis Corp., 5.875%, 9/30/26(3)	150,000	155,625
Southern Copper Corp., 5.25%, 11/8/42	20,000	19,618
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	119,456
Steel Dynamics, Inc., 5.00%, 12/15/26	25,000	25,500
Teck Resources Ltd., 4.75%, 1/15/22	165,000	173,456
Teck Resources Ltd., 6.25%, 7/15/41	40,000	42,000
United States Steel Corp., 7.375%, 4/1/20	94,000	102,084
Vale Overseas Ltd., 5.625%, 9/15/19	30,000	31,800
Vale Overseas Ltd., 6.25%, 8/10/26	30,000	32,475
		2,764,060
Multi-Utilities — 0.3%
AES Corp., 4.875%, 5/15/23	315,000	321,694

48

	Shares/ Principal Amount	Value
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	$30,000	$30,972
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	76,875
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	100,000	101,500
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	51,739
Calpine Corp., 5.375%, 1/15/23	100,000	98,250
Calpine Corp., 5.75%, 1/15/25	250,000	238,437
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	40,517
Dominion Energy, Inc., 6.40%, 6/15/18	120,000	125,747
Dominion Energy, Inc., 2.75%, 9/15/22	10,000	10,018
Dominion Energy, Inc., 3.625%, 12/1/24	90,000	92,243
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	32,530
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	69,144
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	39,901
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	41,963
Dynegy, Inc., 7.375%, 11/1/22	180,000	177,750
Dynegy, Inc., 7.625%, 11/1/24	60,000	58,500
Exelon Corp., 5.15%, 12/1/20	70,000	75,988
Exelon Corp., 4.45%, 4/15/46	20,000	20,497
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	42,379
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	29,856
FirstEnergy Corp., 4.25%, 3/15/23	70,000	73,066
Florida Power & Light Co., 4.125%, 2/1/42	75,000	79,441
GenOn Energy, Inc., 9.50%, 10/15/18(9)	40,000	29,000
GenOn Energy, Inc., 9.875%, 10/15/20(9)	30,000	21,975
Georgia Power Co., 4.30%, 3/15/42	30,000	30,412
MidAmerican Energy Co., 4.40%, 10/15/44	100,000	109,182
NiSource Finance Corp., 5.65%, 2/1/45	40,000	48,322
NRG Energy, Inc., 6.25%, 7/15/22	150,000	154,030
NRG Energy, Inc., 6.25%, 5/1/24	155,000	156,627
NRG Energy, Inc., 7.25%, 5/15/26	75,000	77,062
Pacific Gas & Electric Co., 4.00%, 12/1/46	50,000	51,265
Potomac Electric Power Co., 3.60%, 3/15/24	40,000	41,863
Progress Energy, Inc., 3.15%, 4/1/22	40,000	41,074
Sempra Energy, 2.875%, 10/1/22	70,000	70,418
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	18,983
Southern Power Co., 5.15%, 9/15/41	20,000	21,099
Talen Energy Supply LLC, 4.625%, 7/15/19(3)	15,000	14,662
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	71,250
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	30,564
Xcel Energy, Inc., 4.80%, 9/15/41	20,000	21,324
		2,938,119
Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	70,000	26,250
JC Penney Corp., Inc., 5.65%, 6/1/20	70,000	69,737
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	80,000	74,346
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)	60,000	31,350
		201,683

49

	Shares/ Principal Amount	Value
Oil, Gas and Consumable Fuels — 0.7%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(3)	$140,000	$147,350
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	33,738
Anadarko Petroleum Corp., 6.45%, 9/15/36	40,000	47,692
Antero Resources Corp., 5.125%, 12/1/22	145,000	147,356
Antero Resources Corp., 5.625%, 6/1/23	35,000	36,138
Antero Resources Corp., 5.00%, 3/1/25(3)	40,000	39,400
Apache Corp., 4.75%, 4/15/43	50,000	51,063
BP Capital Markets plc, 2.75%, 5/10/23	50,000	50,308
California Resources Corp., 8.00%, 12/15/22(3)	150,000	112,875
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	63,000
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	60,000	61,575
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	68,425
Cenovus Energy, Inc., 4.25%, 4/15/27(3)	30,000	29,919
Cenovus Energy, Inc., 6.75%, 11/15/39	110,000	123,159
Chesapeake Energy Corp., 8.00%, 12/15/22(3)	155,000	168,175
Chesapeake Energy Corp., 8.00%, 1/15/25(3)	115,000	114,856
Chevron Corp., 2.10%, 5/16/21	50,000	50,009
Cimarex Energy Co., 4.375%, 6/1/24	50,000	52,756
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	52,808
Comstock Resources, Inc., PIK, 10.00%, 3/15/20	65,000	66,300
Concho Resources, Inc., 5.50%, 10/1/22	50,000	51,750
Concho Resources, Inc., 5.50%, 4/1/23	195,000	202,556
Concho Resources, Inc., 4.375%, 1/15/25	80,000	82,000
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	39,311
CONSOL Energy, Inc., 5.875%, 4/15/22	250,000	247,812
Continental Resources, Inc., 5.00%, 9/15/22	165,000	165,825
Continental Resources, Inc., 3.80%, 6/1/24	125,000	117,425
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	50,438
Diamondback Energy, Inc., 4.75%, 11/1/24(3)	105,000	105,787
Ecopetrol SA, 4.125%, 1/16/25	30,000	29,475
Ecopetrol SA, 5.875%, 5/28/45	40,000	36,950
Encana Corp., 6.50%, 2/1/38	30,000	34,914
EOG Resources, Inc., 5.625%, 6/1/19	120,000	128,482
EOG Resources, Inc., 4.10%, 2/1/21	40,000	42,394
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	155,000	140,662
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	90,000	93,600
Exxon Mobil Corp., 2.71%, 3/6/25	80,000	79,890
Exxon Mobil Corp., 3.04%, 3/1/26	90,000	91,417
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	60,000	58,200
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	105,000	102,113
Gulfport Energy Corp., 6.00%, 10/15/24(3)	75,000	73,875
Gulfport Energy Corp., 6.375%, 5/15/25(3)	65,000	64,756
Halcon Resources Corp., 12.00%, 2/15/22(3)	33,000	38,280
50

	Shares/ Principal Amount	Value
Halcon Resources Corp., 6.75%, 2/15/25(3)	$135,000	$126,562
Hess Corp., 6.00%, 1/15/40	40,000	42,444
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(3)	70,000	68,775
Laredo Petroleum, Inc., 6.25%, 3/15/23	80,000	80,300
Marathon Oil Corp., 3.85%, 6/1/25	40,000	39,908
Marathon Oil Corp., 5.20%, 6/1/45	30,000	30,358
MEG Energy Corp., 7.00%, 3/31/24(3)	100,000	87,000
MEG Energy Corp., 6.50%, 1/15/25(3)	75,000	73,594
Murphy Oil Corp., 4.70%, 12/1/22	90,000	88,200
Newfield Exploration Co., 5.75%, 1/30/22	85,000	90,950
Newfield Exploration Co., 5.625%, 7/1/24	88,000	93,720
Noble Energy, Inc., 4.15%, 12/15/21	60,000	63,513
Oasis Petroleum, Inc., 6.875%, 3/15/22	125,000	126,875
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	86,670
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,908
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	29,168
Petroleos Mexicanos, 6.625%, 6/15/35	30,000	31,713
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	54,054
Phillips 66, 4.30%, 4/1/22	70,000	75,824
QEP Resources, Inc., 5.375%, 10/1/22	150,000	147,375
Range Resources Corp., 5.00%, 8/15/22(3)	155,000	153,062
Rice Energy, Inc., 6.25%, 5/1/22	50,000	52,125
Sanchez Energy Corp., 7.75%, 6/15/21	75,000	71,250
Shell International Finance BV, 2.375%, 8/21/22	80,000	80,173
Shell International Finance BV, 3.625%, 8/21/42	55,000	51,354
Shell International Finance BV, 4.55%, 8/12/43	4,000	4,265
SM Energy Co., 6.50%, 1/1/23	45,000	44,550
SM Energy Co., 5.00%, 1/15/24	70,000	65,100
Southwestern Energy Co., 6.70%, 1/23/25	80,000	79,400
Statoil ASA, 2.45%, 1/17/23	80,000	79,716
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	50,375
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	135,337
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	25,652
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	100,000	103,375
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	68,000	72,760
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	40,582
Whiting Petroleum Corp., 5.75%, 3/15/21	100,000	98,750
WPX Energy, Inc., 6.00%, 1/15/22	50,000	50,750
WPX Energy, Inc., 8.25%, 8/1/23	65,000	71,500
		6,382,801
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	50,000	50,329
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	85,000	79,263

51

	Shares/ Principal Amount	Value
Pharmaceuticals — 0.2%
Actavis, Inc., 3.25%, 10/1/22	$18,000	$18,437
Allergan Funding SCS, 3.85%, 6/15/24	120,000	125,140
Allergan Funding SCS, 4.55%, 3/15/35	40,000	41,537
Capsugel SA, PIK, 7.00%, 5/15/19(3)	31,000	31,031
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(3)	35,000	32,419
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(3)	130,000	117,130
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(3)	130,000	118,625
Merck & Co., Inc., 2.40%, 9/15/22	60,000	60,602
Quintiles IMS, Inc., 4.875%, 5/15/23(3)	90,000	92,925
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	200,000	198,874
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(3)	100,000	93,500
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(3)	20,000	18,825
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(3)	115,000	104,075
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(3)	210,000	187,425
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(3)	150,000	121,125
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(3)	50,000	53,000
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(3)	120,000	96,150
		1,510,820
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	45,000	43,819
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(3)	110,000	114,538
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	108,153
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	20,000	20,606
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	34,541
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	13,004
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	55,000	57,016
CSX Corp., 3.40%, 8/1/24	60,000	62,188
CSX Corp., 3.25%, 6/1/27	40,000	40,549
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	20,692
Union Pacific Corp., 4.75%, 9/15/41	80,000	89,322
		446,071
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	23,000	25,501
Advanced Micro Devices, Inc., 7.00%, 7/1/24	45,000	47,475
Amkor Technology, Inc., 6.375%, 10/1/22	75,000	78,469
Intel Corp., 3.15%, 5/11/27	60,000	60,553
Lam Research Corp., 2.80%, 6/15/21	70,000	70,956
Micron Technology, Inc., 5.25%, 8/1/23(3)	100,000	103,250

52

	Shares/ Principal Amount	Value
Micron Technology, Inc., 5.50%, 2/1/25	$23,000	$24,107
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)	75,000	78,469
QUALCOMM, Inc., 3.25%, 5/20/27	60,000	59,903
		548,683
Software — 0.1%
Activision Blizzard, Inc., 2.30%, 9/15/21(3)	50,000	49,614
Infor US, Inc., 6.50%, 5/15/22	263,000	275,164
Microsoft Corp., 2.70%, 2/12/25	100,000	100,137
Microsoft Corp., 3.125%, 11/3/25	90,000	92,529
Microsoft Corp., 3.45%, 8/8/36	20,000	19,615
Microsoft Corp., 4.25%, 2/6/47	90,000	95,903
Oracle Corp., 3.625%, 7/15/23	90,000	95,594
Oracle Corp., 2.65%, 7/15/26	50,000	48,554
Oracle Corp., 4.00%, 7/15/46	100,000	99,543
Quintiles IMS, Inc., 5.00%, 10/15/26(3)	45,000	46,565
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)	125,000	133,750
		1,056,968
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	160,000	164,500
Ashtead Capital, Inc., 5.625%, 10/1/24(3)	168,000	180,180
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(3)	70,000	68,688
Herc Rentals, Inc., 7.50%, 6/1/22(3)	68,000	72,590
Hertz Corp. (The), 6.75%, 4/15/19	45,000	45,068
Hertz Corp. (The), 6.25%, 10/15/22	65,000	55,819
Home Depot, Inc. (The), 3.75%, 2/15/24	130,000	139,216
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	92,143
Lowe's Cos., Inc., 3.10%, 5/3/27	50,000	50,147
Michaels Stores, Inc., 5.875%, 12/15/20(3)	105,000	107,756
Party City Holdings, Inc., 6.125%, 8/15/23(3)	75,000	77,625
PetSmart, Inc., 5.875%, 6/1/25(3)	60,000	60,450
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	65,100
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	76,406
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	47,875
United Rentals North America, Inc., 6.125%, 6/15/23	25,000	26,450
United Rentals North America, Inc., 4.625%, 7/15/23	160,000	167,144
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	211,550
United Rentals North America, Inc., 5.50%, 5/15/27	50,000	51,500
		1,760,207
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21	60,000	61,917
Apple, Inc., 3.00%, 2/9/24	20,000	20,468
Apple, Inc., 2.50%, 2/9/25	205,000	201,353
Apple, Inc., 3.20%, 5/11/27	70,000	71,016
Apple, Inc., 4.65%, 2/23/46	10,000	11,121
CommScope Technologies LLC, 6.00%, 6/15/25(3)	170,000	181,509
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	245,000	273,114

53

	Shares/ Principal Amount	Value
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	$170,000	$187,834
Dell, Inc., 5.875%, 6/15/19	120,000	127,350
EMC Corp., 2.65%, 6/1/20	50,000	49,337
NCR Corp., 5.00%, 7/15/22	100,000	102,625
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	51,381
Western Digital Corp., 10.50%, 4/1/24	125,000	146,875
		1,485,900
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	90,000	90,450
L Brands, Inc., 5.625%, 2/15/22	140,000	149,450
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	195,000	167,700
		407,600
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	140,000	142,624
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	118,019
		260,643
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(3)	37,000	40,654
Sprint Communications, Inc., 6.00%, 11/15/22	220,000	234,850
Sprint Corp., 7.25%, 9/15/21	160,000	182,050
Sprint Corp., 7.875%, 9/15/23	70,000	81,112
Sprint Corp., 7.125%, 6/15/24	255,000	287,481
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	79,125
T-Mobile USA, Inc., 6.625%, 4/1/23	95,000	101,384
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	141,212
T-Mobile USA, Inc., 6.50%, 1/15/26	50,000	55,312
		1,203,180
TOTAL CORPORATE BONDS (Cost $73,147,999)		74,817,211
U.S. TREASURY SECURITIES — 7.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	850,000	961,014
U.S. Treasury Bonds, 4.375%, 11/15/39	100,000	127,441
U.S. Treasury Bonds, 2.875%, 5/15/43	950,000	953,526
U.S. Treasury Bonds, 3.75%, 11/15/43	140,000	163,822
U.S. Treasury Bonds, 3.125%, 8/15/44	210,000	220,783
U.S. Treasury Bonds, 3.00%, 11/15/44	100,000	102,701
U.S. Treasury Bonds, 2.50%, 2/15/45	2,010,000	1,865,845
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	205,109
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,586,800	2,987,956
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,412,614	1,607,207
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	241,788	286,713
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,441,411	2,994,483
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	406,073	514,444
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	712,107	690,297
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	328,727	308,352
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,203,004	1,332,524
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,263,103	1,209,307

54

	Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	$605,988	$599,594
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	884,391	890,457
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	676,452	707,317
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	4,164,320	4,201,649
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	2,563,373	2,687,335
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	2,365,941	2,384,864
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,400,321	1,411,972
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	150,374	151,224
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,438,391	2,463,489
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,531,534	1,534,555
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	1,466,668	1,494,082
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	783,653	804,912
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,881,368	1,893,909
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	615,630	629,259
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,661,560	3,589,043
U.S. Treasury Notes, 1.00%, 2/15/18	60,000	59,911
U.S. Treasury Notes, 1.00%, 3/15/18	3,400,000	3,394,155
U.S. Treasury Notes, 0.75%, 4/15/18	500,000	497,969
U.S. Treasury Notes, 1.375%, 9/30/18	3,300,000	3,306,574
U.S. Treasury Notes, 1.25%, 11/30/18	200,000	200,031
U.S. Treasury Notes, 1.25%, 12/15/18	1,100,000	1,100,172
U.S. Treasury Notes, 1.125%, 1/31/19	4,300,000	4,291,348
U.S. Treasury Notes, 1.75%, 9/30/19	50,000	50,490
U.S. Treasury Notes, 1.50%, 11/30/19	1,350,000	1,354,772
U.S. Treasury Notes, 1.625%, 12/31/19	350,000	352,276
U.S. Treasury Notes, 1.375%, 1/15/20	600,000	600,094
U.S. Treasury Notes, 1.375%, 2/29/20	850,000	849,303
U.S. Treasury Notes, 1.50%, 5/31/20	200,000	200,289
U.S. Treasury Notes, 1.625%, 6/30/20	450,000	452,057
U.S. Treasury Notes, 1.375%, 9/30/20	500,000	497,608
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	253,789
U.S. Treasury Notes, 1.75%, 12/31/20	100,000	100,619
U.S. Treasury Notes, 2.25%, 4/30/21	150,000	153,527
U.S. Treasury Notes, 1.375%, 5/31/21	250,000	247,437
U.S. Treasury Notes, 1.125%, 8/31/21	80,000	78,180
U.S. Treasury Notes, 2.00%, 10/31/21	4,010,000	4,059,419
U.S. Treasury Notes, 2.00%, 12/31/21(5)	500,000	506,006
U.S. Treasury Notes, 1.875%, 1/31/22	2,550,000	2,565,639
U.S. Treasury Notes, 1.875%, 4/30/22	1,000,000	1,005,352
U.S. Treasury Notes, 1.75%, 9/30/22(5)	100,000	99,617
U.S. Treasury Notes, 1.25%, 7/31/23	50,000	48,015
U.S. Treasury Notes, 2.00%, 11/15/26	350,000	343,875
TOTAL U.S. TREASURY SECURITIES (Cost $67,779,770)		68,643,709
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 2.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 1.81%, 6/15/17	38,358	39,684

55

	Shares/ Principal Amount	Value
FHLMC, VRN, 1.91%, 6/15/17	$53,902	$55,654
FHLMC, VRN, 1.99%, 6/15/17	64,695	67,206
FHLMC, VRN, 2.32%, 6/15/17	155,379	157,832
FHLMC, VRN, 2.38%, 6/15/17	173,914	178,064
FHLMC, VRN, 2.68%, 6/15/17	75,987	80,323
FHLMC, VRN, 2.86%, 6/15/17	38,244	40,382
FHLMC, VRN, 2.90%, 6/15/17	156,325	164,809
FHLMC, VRN, 2.93%, 6/15/17	23,770	25,075
FHLMC, VRN, 2.93%, 6/15/17	80,678	85,020
FHLMC, VRN, 3.14%, 6/15/17	47,466	49,630
FHLMC, VRN, 3.34%, 6/15/17	49,192	51,891
FHLMC, VRN, 3.63%, 6/15/17	15,649	16,554
FHLMC, VRN, 3.67%, 6/15/17	52,518	54,961
FHLMC, VRN, 4.07%, 6/15/17	54,726	56,761
FHLMC, VRN, 4.12%, 6/15/17	41,203	42,716
FHLMC, VRN, 4.25%, 6/15/17	64,730	67,320
FHLMC, VRN, 5.12%, 6/15/17	3,397	3,524
FNMA, VRN, 2.82%, 6/25/17	20,664	21,544
FNMA, VRN, 2.82%, 6/25/17	88,543	92,196
FNMA, VRN, 2.82%, 6/25/17	94,870	100,094
FNMA, VRN, 2.83%, 6/25/17	63,747	66,724
FNMA, VRN, 2.87%, 6/25/17	170,998	178,189
FNMA, VRN, 2.88%, 6/25/17	23,796	24,691
FNMA, VRN, 2.89%, 6/25/17	82,654	86,175
FNMA, VRN, 2.89%, 6/25/17	137,256	142,875
FNMA, VRN, 2.93%, 6/25/17	200,000	206,644
FNMA, VRN, 3.07%, 6/25/17	33,638	35,333
FNMA, VRN, 3.18%, 6/25/17	124,227	127,828
FNMA, VRN, 3.21%, 6/25/17	148,714	153,039
FNMA, VRN, 3.30%, 6/25/17	28,048	29,599
FNMA, VRN, 3.31%, 6/25/17	62,495	65,267
FNMA, VRN, 3.32%, 6/25/17	23,111	24,206
FNMA, VRN, 3.60%, 6/25/17	44,076	46,109
FNMA, VRN, 3.93%, 6/25/17	53,760	55,932
FNMA, VRN, 4.96%, 6/25/17	60,364	63,890
		2,757,741
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.0%
FHLMC, 4.50%, 1/1/19	17,041	17,464
FHLMC, 7.00%, 8/1/29	751	819
FHLMC, 8.00%, 7/1/30	6,639	7,811
FHLMC, 5.50%, 12/1/33	42,248	47,925
FHLMC, 6.00%, 11/1/38	182,282	206,480
FHLMC, 6.50%, 7/1/47	5,214	5,599
FNMA, 3.00%, 6/13/17(7)	1,700,000	1,707,836
FNMA, 3.50%, 6/13/17(7)	3,985,000	4,113,404
FNMA, 4.00%, 6/13/17(7)	2,350,000	2,481,453
FNMA, 4.50%, 6/13/17(7)	500,000	538,943

56

	Shares/ Principal Amount	Value
FNMA, 5.00%, 9/1/20	$14,966	$15,404
FNMA, 7.00%, 6/1/26	316	355
FNMA, 7.50%, 3/1/27	300	300
FNMA, 7.00%, 1/1/29	3,936	4,286
FNMA, 6.50%, 4/1/29	9,073	10,085
FNMA, 6.50%, 8/1/29	4,522	5,172
FNMA, 6.50%, 12/1/29	11,665	12,967
FNMA, 7.00%, 3/1/30	2,954	3,268
FNMA, 8.00%, 7/1/30	5,196	5,333
FNMA, 7.50%, 9/1/30	1,803	2,172
FNMA, 5.00%, 7/1/31	6,500	7,172
FNMA, 7.00%, 9/1/31	9,117	10,055
FNMA, 6.50%, 1/1/32	2,536	2,819
FNMA, 6.50%, 8/1/32	4,867	5,583
FNMA, 6.50%, 11/1/32	46,111	52,076
FNMA, 5.50%, 6/1/33	15,799	17,783
FNMA, 5.50%, 8/1/33	25,972	29,178
FNMA, 5.00%, 11/1/33	194,394	214,519
FNMA, 4.50%, 9/1/35	103,911	112,461
FNMA, 5.00%, 2/1/36	145,920	161,217
FNMA, 5.50%, 1/1/37	101,560	113,883
FNMA, 6.50%, 8/1/37	90,931	100,773
FNMA, 5.00%, 4/1/40	374,428	412,118
FNMA, 4.00%, 1/1/41	1,153,562	1,235,021
FNMA, 4.50%, 7/1/41	504,588	547,841
FNMA, 4.50%, 9/1/41	45,368	49,117
FNMA, 4.00%, 12/1/41	343,562	366,255
FNMA, 3.50%, 5/1/42	257,207	266,867
FNMA, 3.50%, 6/1/42	155,440	161,326
FNMA, 3.00%, 11/1/42	538,505	544,083
FNMA, 3.50%, 5/1/45	776,984	803,670
FNMA, 3.50%, 2/1/46	1,339,623	1,385,835
FNMA, 6.50%, 8/1/47	10,111	10,935
FNMA, 6.50%, 9/1/47	23,237	25,079
FNMA, 6.50%, 9/1/47	1,045	1,130
FNMA, 6.50%, 9/1/47	17,161	18,511
FNMA, 6.50%, 9/1/47	4,579	4,928
GNMA, 2.50%, 6/21/17(7)	35,000	34,441
GNMA, 3.50%, 6/21/17(7)	275,000	286,773
GNMA, 4.00%, 6/21/17(7)	585,000	619,003
GNMA, 3.00%, 6/21/17(7)	700,000	712,852
GNMA, 7.50%, 10/15/25	1,160	1,193
GNMA, 6.00%, 3/15/26	3,502	3,974
GNMA, 7.00%, 12/15/27	3,093	3,125
GNMA, 6.50%, 2/15/28	521	576
GNMA, 7.50%, 5/15/30	2,851	2,940
GNMA, 7.00%, 5/15/31	12,721	15,009

57

		Shares/ Principal Amount	Value
GNMA, 5.50%, 11/15/32		$25,562	$28,939
GNMA, 6.50%, 10/15/38		402,495	474,973
GNMA, 4.50%, 5/20/41		330,841	358,008
GNMA, 4.50%, 6/15/41		400,243	440,446
GNMA, 3.50%, 4/20/45		108,328	113,110
GNMA, 2.50%, 7/20/46		142,516	140,397
GNMA, 2.50%, 8/20/46		311,852	307,214
			19,390,284
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,786,008)			22,148,025
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Australia — 0.1%
Australia Government Bond, 4.50%, 4/15/20	AUD	175,000	140,410
Australia Government Bond, 2.75%, 4/21/24	AUD	217,000	167,450
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	82,956
			390,816
Austria†
Republic of Austria Government Bond, 3.50%, 9/15/21(3)	EUR	85,000	111,600
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	50,000	57,502
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	23,000	39,382
			208,484
Belgium†
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	65,000	83,566
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	25,000	43,890
			127,456
Canada — 0.1%
Canadian Government Bond, 4.00%, 6/1/41	CAD	100,000	101,116
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	170,000	136,275
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	160,000	127,147
Province of Quebec Canada, 3.00%, 9/1/23	CAD	135,000	107,838
Province of Quebec Canada, 5.75%, 12/1/36	CAD	100,000	106,474
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	16,588
			595,438
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	106,850
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	129,250
			236,100
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	32,684
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	315,000	47,313
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	15,725
			63,038
Finland†
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	59,000	86,638
France — 0.2%
French Republic Government Bond OAT, 0.00%, 5/25/21(8)	EUR	560,000	638,611

58

		Shares/ Principal Amount	Value
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	90,000	$117,174
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	225,000	280,980
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	77,000	131,992
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	140,000	210,913
			1,379,670
Germany — 0.1%
Bundesobligation, 0.00%, 10/8/21(8)	EUR	30,000	34,474
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	120,000	140,153
Bundesrepublik Deutschland, 0.00%, 8/15/26(8)	EUR	370,000	406,995
Bundesrepublik Deutschland, 0.25%, 2/15/27	EUR	168,000	187,981
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	107,000	176,816
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	35,000	70,004
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	25,000	36,999
			1,053,422
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	71,000	96,404
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	463,000	518,408
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	245,000	277,218
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	85,000	119,787
Republic of Italy Government International Bond, 6.875%, 9/27/23		$60,000	71,145
			986,558
Japan — 0.5%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	120,450,000	1,143,010
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	46,300,000	440,680
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	62,700,000	760,707
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,100,000	339,587
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	20,150,000	211,146
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	128,100,000	1,383,787
			4,278,917
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	300,000	70,073
Mexico†
Mexican Bonos, 6.50%, 6/9/22	MXN	2,160,000	112,051
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	206,740
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$48,000	47,712
			366,503
Netherlands†
Netherlands Government Bond, 0.00%, 1/15/22(3)(8)	EUR	240,000	274,139
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	55,000	62,621
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	11,000	17,084
			353,844
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	122,000	91,079
Norway — 0.2%
Norway Government Bond, 3.75%, 5/25/21(3)	NOK	11,387,000	1,500,300

59

		Shares/ Principal Amount	Value
Norway Government Bond, 1.50%, 2/19/26(3)	NOK	495,000	$59,003
			1,559,303
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	53,200
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	73,830
			127,030
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	200,000	57,436
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	77,420
			134,856
Russia†
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	355,497
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	50,000	38,874
South Africa†
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	1,500,000	113,010
Spain — 0.1%
Spain Government Bond, 4.30%, 10/31/19(3)	EUR	115,000	143,185
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	170,000	197,775
Spain Government Bond, 1.95%, 4/30/26(3)	EUR	20,000	23,632
Spain Government Bond, 5.15%, 10/31/28(3)	EUR	28,000	42,659
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	57,000	92,848
			500,099
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	260,000	35,429
Sweden Government Bond, 2.50%, 5/12/25	SEK	370,000	50,003
			85,432
Switzerland†
Swiss Confederation Government Bond, 2.00%, 4/28/21	CHF	282,000	322,960
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	30,000	35,254
			358,214
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	2,500,000	80,857
United Kingdom — 0.1%
United Kingdom Gilt, 4.25%, 12/7/27	GBP	20,000	34,029
United Kingdom Gilt, 4.50%, 12/7/42	GBP	201,000	409,199
United Kingdom Gilt, 4.25%, 12/7/55	GBP	11,000	25,136
			468,364
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	27,300
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,862,791)			14,265,960
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		15,122	15,283

60

	Shares/ Principal Amount	Value
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.32%, 6/1/17	$26,912	$26,872
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.65%, 6/1/17	123,836	123,207
Banc of America Mortgage Trust, Series 2005-1, Class 1A15, 5.50%, 2/25/35	37,435	38,571
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.32%, 6/1/17	34,582	33,449
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.21%, 6/1/17	43,019	41,958
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.75%, 6/1/17	102,364	101,438
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.06%, 6/1/17	42,728	42,279
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.44%, 6/1/17	96,967	93,085
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.16%, 6/1/17	93,740	92,553
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.97%, 6/1/17	32,177	31,508
FNMA, Series 2017-C03, Class 1M1, VRN, 1.97%, 6/26/17	245,765	246,597
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.90%, 6/1/17	64,169	62,649
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.57%, 6/1/17	93,435	93,123
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.10%, 6/1/17	88,610	88,071
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.10%, 6/1/17	136,812	141,947
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.06%, 6/1/17	44,082	44,295
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.22%, 6/1/17	40,877	40,833
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.48%, 6/1/17	28,580	28,573
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.61%, 6/1/17	71,001	71,956
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/17(3)	89,851	90,061
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 6/1/17(3)	68,524	70,028
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 6/1/17(3)	245,530	250,919
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.09%, 6/1/17	189,683	194,804
Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2005-3, Class 2A, VRN, 3.12%, 6/25/17	78,427	77,428
Merrill Lynch Mortgage Investors Trust Series MLMI, Series 2005-A2, Class A1, VRN, 2.98%, 6/1/17	55,790	55,091
Merrill Lynch Mortgage Investors Trust Series MLMI, Series 2005-A2, Class A2, VRN, 2.98%, 6/1/17	22,316	22,774
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 6/1/17(3)	193,960	202,830
PHHMC Series Trust, Series 2007-6, Class A1, VRN, 5.83%, 6/1/17	16,765	17,301
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/17	18,070	18,340

61

	Shares/ Principal Amount	Value
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	$74,969	$77,819
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 6/1/17(3)	171,782	175,303
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 6/1/17(3)	71,395	70,313
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.23%, 6/1/17	52,427	52,606
Structured Adjustable Rate Mortgage Loan Trust Series, Series 2004-6, Class 3A2, VRN, 3.25%, 6/1/17	99,381	103,465
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.76%, 6/26/17	73,080	67,939
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	57,224	60,274
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.03%, 6/1/17	167,760	164,813
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.83%, 6/1/17	91,454	92,259
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 6/1/17	92,520	94,034
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.31%, 6/1/17	50,381	50,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.33%, 6/1/17	124,538	124,993
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	55,987	56,550
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.18%, 6/1/17	77,027	74,702
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.25%, 6/1/17	71,859	68,429
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	49,830	49,624
Wells Fargo-Mortgage Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.08%, 6/1/17	76,880	78,625
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	45,961	45,288
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	91,815	94,588
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.12%, 6/1/17	183,952	192,950
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.12%, 6/1/17	79,939	81,840
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.14%, 6/1/17	25,897	26,634
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.20%, 6/1/17	51,803	52,262
Wells Fargo-Mortgage Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	74,031	74,072
Wells Fargo-Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.07%, 6/1/17	60,558	57,230
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	37,514	37,861
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	22,214	22,824
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	20,433	21,406
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.39%, 6/1/17	78,316	76,110

62

	Shares/ Principal Amount	Value
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.16%, 6/1/17	$51,670	$49,888
Wells Fargo-Mortgage Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	38,422	40,567
		4,793,654
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.32%, 6/26/17	5,000	5,046
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.37%, 6/26/17	75,000	76,019
FHLMC, Series KF29, Class A, VRN, 1.34%, 6/25/17	399,957	400,564
FNMA, Series 2014-C02, Class 1M2, VRN, 3.62%, 6/26/17	125,000	130,887
FNMA, Series 2014-C02, Class 2M2, VRN, 3.62%, 6/26/17	300,000	311,300
FNMA, Series 2016-C04, Class 1M1, VRN, 2.47%, 6/26/17	152,238	154,108
FNMA, Series 2016-C04, Class 1M2, VRN, 5.27%, 6/26/17	50,000	55,189
FNMA, Series 2016-C05, Class 2M1, VRN, 2.37%, 6/26/17	91,530	92,263
FNMA, Series 2016-C05, Class 2M2, VRN, 5.47%, 6/26/17	50,000	55,155
FNMA, Series 2017-C01, Class 1M1, VRN, 2.32%, 6/26/17	146,856	148,106
FNMA, Series 2017-C01, Class 1M2, VRN, 4.57%, 6/26/17	75,000	79,254
		1,507,891
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,268,311)		6,301,545
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.5%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.79%, 6/15/17(3)	275,000	275,350
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	225,000	230,822
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	300,000	310,385
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.94%, 6/15/17(3)	322,322	322,800
CD 2016-CD2 Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 6/1/17	200,000	208,884
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.79%, 6/15/17(3)	125,000	125,440
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 6/1/17	250,000	271,176
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/17	225,000	239,277
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 6/1/17	200,000	211,700
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 6/1/17	275,000	283,281
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/17	50,000	53,427
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	300,000	308,238
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	75,000	77,338
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 6/1/17	200,000	206,223
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	400,000	394,054

63

	Shares/ Principal Amount	Value
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/17(3)	$350,000	$363,053
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 6/1/17	100,000	105,053
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	80,000	83,005
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	100,000	108,433
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.89%, 6/15/17(3)	400,000	400,232
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	100,000	98,750
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 8/15/49	100,000	99,609
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 6/1/17(3)	225,000	229,365
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50(2)	250,000	252,482
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,169,169)		5,258,377
ASSET-BACKED SECURITIES(6) — 0.5%
American Airlines Pass Through Trust, 7.00%, 7/31/19(3)	42,163	43,480
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	100,000	100,237
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	75,000	76,740
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	193,408	194,689
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.64%, 6/22/17	300,000	301,777
Colony American Homes, Series 2014-2A, Class A, VRN, 1.98%, 6/17/17(3)	191,785	191,638
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.25%, 6/17/17(3)	419,039	422,511
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	144,989	145,034
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	170,098	170,209
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	150,000	150,554
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.39%, 6/10/17(3)	53,605	53,599
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	175,000	174,609
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	34,999	34,945
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	178,919	176,415
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	168,175	168,823
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	200,000	200,009
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	200,000	200,314
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.20%, 6/17/17(3)	79,909	80,006

64

	Shares/ Principal Amount	Value
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	$107,239	$106,773
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	96,922	96,698
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	107,327	106,401
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.40%, 6/17/17(3)	175,000	176,745
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	180,386	182,652
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(3)	43,472	43,387
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(3)	24,757	24,782
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	120,983	120,919
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	127,133	127,575
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	59,173	59,237
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 6/1/17(3)	200,000	202,162
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	70,109	75,543
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	48,333	50,025
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	241,162	240,847
TOTAL ASSET-BACKED SECURITIES (Cost $4,481,732)		4,499,335
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF	3,722	444,183
iShares Russell 1000 Value ETF	12,620	1,445,369
iShares Russell Mid-Cap Value ETF	12,167	1,008,158
SPDR S&P Bank ETF	30,862	1,269,354
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,965,490)		4,167,064
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	$100,000	137,584
Chicago Midway International Airport Rev., VRDN, 0.76%, 6/1/17 (LOC: Bank of Montreal)	435,000	435,000
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	68,243
Los Angeles Department of Water & Power Power System Rev. Rev., VRDN, 0.60%, 6/1/17 (SBBPA: Citibank N.A.)	410,000	410,000
Massachusetts Health & Educational Facilities Authority Rev., (Harrington Memorial Hospital, Inc.), VRDN, 0.77%, 6/7/17 (LOC: TD Bank N.A.)	300,000	300,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	20,372
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	13,729
New Jersey State Turnpike Authority Rev., 7.41%, 1/1/40	70,000	103,246
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	42,936
New York City GO, 6.27%, 12/1/37	5,000	6,649
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	92,024

65

	Shares/ Principal Amount	Value
Pasadena Public Financing Authority Rev., VRDN, 1.00%, 6/1/17 (SBBPA: Bank of the West)	$570,000	$570,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	10,783
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 0.77%, 6/7/17 (SBBPA: Northern Trust Company)	500,000	500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	108,286
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	140,000	176,135
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	52,782
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	12,556
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,284
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	55,000	68,319
State of California GO, 6.65%, 3/1/22	20,000	23,585
State of California GO, 7.55%, 4/1/39	20,000	30,234
State of California GO, 7.30%, 10/1/39	45,000	64,995
State of California GO, (Building Bonds), 7.60%, 11/1/40	40,000	61,511
State of Connecticut GO, 1.42%, 3/15/18	240,000	240,077
State of Illinois GO, 5.10%, 6/1/33	45,000	40,702
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	50,000	57,132
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	64,539
State of Washington GO, 5.14%, 8/1/40	20,000	24,516
TOTAL MUNICIPAL SECURITIES (Cost $3,486,323)		3,743,219
COMMERCIAL PAPER(4) — 0.3%
BASF SE, 0.99%, 6/26/17(3)	475,000	474,691
Canadian Imperial Bank of Commerce, 1.19%, 6/1/17	450,000	450,848
Societe Generale SA, 1.12%, 6/1/17	400,000	399,990
State of California, 1.05%, 6/20/17	500,000	500,005
Thunder Bay Funding LLC, 1.12%, 6/22/17(3)	400,000	399,755
University of Texas System (The), 0.77%, 6/6/17	400,000	399,996
TOTAL COMMERCIAL PAPER (Cost $2,625,168)		2,625,285
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 2.125%, 4/24/26	80,000	78,238
FNMA, 6.625%, 11/15/30	1,230,000	1,768,734
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,735,451)		1,846,972
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $45,958)	918	48,737

66

	Shares/ Principal Amount	Value
TEMPORARY CASH INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $18,788,513)	18,788,513	$18,788,513
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $806,139,358)		981,371,912
OTHER ASSETS AND LIABILITIES — (1.1)%		(10,809,011)
TOTAL NET ASSETS — 100.0%		$970,562,901

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	83,058	USD	63,468	JPMorgan Chase Bank N.A.	6/21/17	$(1,772)
AUD	25,678	USD	19,285	JPMorgan Chase Bank N.A.	6/21/17	(211)
AUD	46,573	USD	34,437	JPMorgan Chase Bank N.A.	6/21/17	158
AUD	40,612	USD	30,295	JPMorgan Chase Bank N.A.	6/21/17	(128)
USD	454,439	AUD	603,567	JPMorgan Chase Bank N.A.	6/21/17	6,101
USD	56,472	AUD	74,949	JPMorgan Chase Bank N.A.	6/21/17	799
USD	57,354	AUD	76,706	JPMorgan Chase Bank N.A.	6/21/17	376
USD	64,575	AUD	85,923	JPMorgan Chase Bank N.A.	6/21/17	750
USD	28,145	AUD	38,330	JPMorgan Chase Bank N.A.	6/21/17	(328)
BRL	378,090	USD	118,520	Goldman Sachs & Co.	6/21/17	(2,174)
USD	120,796	BRL	378,090	Goldman Sachs & Co.	6/21/17	4,449
USD	54,466	BRL	187,228	Goldman Sachs & Co.	6/21/17	(3,148)
CAD	10,603	USD	7,940	JPMorgan Chase Bank N.A.	6/21/17	(88)
CAD	21,717	USD	16,071	JPMorgan Chase Bank N.A.	6/21/17	11
CAD	121,191	USD	90,061	JPMorgan Chase Bank N.A.	6/21/17	(316)
CAD	33,418	USD	25,155	Morgan Stanley	6/30/17	(403)
CAD	39,846	USD	29,789	Morgan Stanley	6/30/17	(277)
CAD	3,628	USD	2,708	Morgan Stanley	6/30/17	(20)
CAD	2,343	USD	1,761	Morgan Stanley	6/30/17	(26)
CAD	50,266	USD	37,780	Morgan Stanley	6/30/17	(551)
CAD	11,521	USD	8,661	Morgan Stanley	6/30/17	(128)
CAD	4,103	USD	3,067	Morgan Stanley	6/30/17	(28)
CAD	66,453	USD	49,375	Morgan Stanley	6/30/17	(157)
CAD	9,535	USD	7,101	Morgan Stanley	6/30/17	(39)
CAD	7,806	USD	5,759	Morgan Stanley	6/30/17	22
CAD	26,015	USD	18,971	Morgan Stanley	6/30/17	297
CAD	46,330	USD	33,874	Morgan Stanley	6/30/17	440
CAD	1,931	USD	1,410	Morgan Stanley	6/30/17	20
CAD	12,486	USD	9,176	Morgan Stanley	6/30/17	72
USD	608,978	CAD	818,796	JPMorgan Chase Bank N.A.	6/21/17	2,639
USD	56,168	CAD	75,518	JPMorgan Chase Bank N.A.	6/21/17	245
USD	17,692	CAD	24,174	JPMorgan Chase Bank N.A.	6/21/17	(209)
USD	58,863	CAD	80,810	JPMorgan Chase Bank N.A.	6/21/17	(978)
USD	56,516	CAD	77,606	JPMorgan Chase Bank N.A.	6/21/17	(954)
USD	7,075	CAD	9,554	JPMorgan Chase Bank N.A.	6/21/17	—
USD	79,528	CAD	106,271	Morgan Stanley	6/30/17	818
USD	823,840	CAD	1,100,876	Morgan Stanley	6/30/17	8,476

67

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	357,451	CAD	477,653	Morgan Stanley	6/30/17	$3,678
USD	1,262,445	CAD	1,686,973	Morgan Stanley	6/30/17	12,989
USD	8,377	CAD	11,229	Morgan Stanley	6/30/17	60
USD	30,518	CAD	40,907	Morgan Stanley	6/30/17	220
USD	8,457	CAD	11,263	Morgan Stanley	6/30/17	115
USD	2,831	CAD	3,811	Morgan Stanley	6/30/17	9
USD	41,875	CAD	56,968	Morgan Stanley	6/30/17	(318)
USD	1,253	CAD	1,708	Morgan Stanley	6/30/17	(12)
USD	2,365	CAD	3,225	Morgan Stanley	6/30/17	(23)
USD	9,849	CAD	13,506	Morgan Stanley	6/30/17	(154)
USD	1,693	CAD	2,323	Morgan Stanley	6/30/17	(27)
USD	7,466	CAD	10,045	Morgan Stanley	6/30/17	26
USD	1,716	CAD	2,311	Morgan Stanley	6/30/17	5
CHF	22,627	USD	22,525	Credit Suisse AG	6/21/17	866
CHF	64,947	USD	65,045	Credit Suisse AG	6/21/17	2,095
CHF	58,803	USD	59,197	Credit Suisse AG	6/21/17	1,592
CHF	64,764	USD	66,380	Credit Suisse AG	6/21/17	570
CHF	23,880	USD	24,031	Credit Suisse AG	6/30/17	670
USD	434,913	CHF	438,477	Credit Suisse AG	6/21/17	(18,368)
USD	59,081	CHF	58,697	Credit Suisse AG	6/21/17	(1,598)
USD	60,727	CHF	61,020	Credit Suisse AG	6/21/17	(2,353)
USD	376,750	CHF	371,889	Credit Suisse AG	6/30/17	(7,938)
USD	37,170	CHF	36,867	Credit Suisse AG	6/30/17	(965)
USD	40,833	CHF	40,620	Credit Suisse AG	6/30/17	(1,185)
USD	46,245	CHF	46,050	Credit Suisse AG	6/30/17	(1,390)
USD	35,215	CHF	35,103	Credit Suisse AG	6/30/17	(1,096)
USD	99,011	CHF	98,826	Credit Suisse AG	6/30/17	(3,216)
USD	39,025	CHF	39,102	Credit Suisse AG	6/30/17	(1,422)
USD	17,405	CHF	17,420	Credit Suisse AG	6/30/17	(614)
USD	36,616	CHF	36,349	Credit Suisse AG	6/30/17	(984)
USD	30,633	CHF	30,450	Credit Suisse AG	6/30/17	(864)
USD	19,812	CHF	19,666	Credit Suisse AG	6/30/17	(532)
USD	18,887	CHF	18,718	Credit Suisse AG	6/30/17	(475)
USD	41,248	CHF	40,860	Credit Suisse AG	6/30/17	(1,018)
USD	24,664	CHF	24,290	Credit Suisse AG	6/30/17	(462)
USD	117,640	CHF	114,546	Credit Suisse AG	6/30/17	(848)
USD	52,346	CHF	50,584	Credit Suisse AG	6/30/17	22
USD	58,074	CLP	38,722,314	Goldman Sachs & Co.	6/21/17	642
USD	30,932	CLP	20,668,528	Goldman Sachs & Co.	6/21/17	277
USD	60,909	CLP	41,509,716	Goldman Sachs & Co.	6/21/17	(657)
COP	172,944,820	USD	58,035	Goldman Sachs & Co.	6/21/17	1,102
COP	170,029,426	USD	57,770	Goldman Sachs & Co.	6/21/17	370
COP	168,848,315	USD	58,244	Goldman Sachs & Co.	6/21/17	(507)
USD	58,791	COP	172,944,820	Goldman Sachs & Co.	6/21/17	(347)
USD	57,808	COP	170,592,735	Goldman Sachs & Co.	6/21/17	(525)
USD	56,671	COP	168,285,006	Goldman Sachs & Co.	6/21/17	(873)
USD	30,750	CZK	781,704	Goldman Sachs & Co.	6/21/17	(2,614)
DKK	473,126	USD	68,059	JPMorgan Chase Bank N.A.	6/21/17	3,469
DKK	20,020	USD	2,863	JPMorgan Chase Bank N.A.	6/21/17	164
USD	81,930	DKK	574,265	JPMorgan Chase Bank N.A.	6/21/17	(4,889)

68

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,130	DKK	334,772	JPMorgan Chase Bank N.A.	6/21/17	$(2,482)
EUR	33,461	USD	35,586	JPMorgan Chase Bank N.A.	6/21/17	2,040
EUR	251	USD	267	JPMorgan Chase Bank N.A.	6/21/17	15
EUR	94,403	USD	103,176	JPMorgan Chase Bank N.A.	6/21/17	2,976
EUR	217,792	USD	238,314	JPMorgan Chase Bank N.A.	6/21/17	6,586
EUR	107,874	USD	117,758	JPMorgan Chase Bank N.A.	6/21/17	3,542
EUR	98,992	USD	108,068	JPMorgan Chase Bank N.A.	6/21/17	3,246
EUR	120,336	USD	131,074	JPMorgan Chase Bank N.A.	6/21/17	4,241
EUR	83,565	USD	90,967	JPMorgan Chase Bank N.A.	6/21/17	3,000
EUR	8,773	USD	9,549	JPMorgan Chase Bank N.A.	6/21/17	316
EUR	225,915	USD	253,514	JPMorgan Chase Bank N.A.	6/21/17	520
EUR	43,227	USD	48,507	JPMorgan Chase Bank N.A.	6/21/17	100
EUR	32,950	USD	37,065	JPMorgan Chase Bank N.A.	6/21/17	(13)
EUR	80,183	USD	90,201	JPMorgan Chase Bank N.A.	6/21/17	(37)
EUR	27,911	USD	31,416	JPMorgan Chase Bank N.A.	6/21/17	(30)
EUR	17,792	USD	19,318	UBS AG	6/30/17	699
EUR	15,715	USD	16,830	UBS AG	6/30/17	850
EUR	444	USD	475	UBS AG	6/30/17	25
EUR	1,304	USD	1,387	UBS AG	6/30/17	80
EUR	11,395	USD	12,124	UBS AG	6/30/17	696
EUR	250	USD	267	UBS AG	6/30/17	15
EUR	11,995	USD	12,937	UBS AG	6/30/17	557
EUR	16,780	USD	18,268	UBS AG	6/30/17	610
EUR	60,791	USD	66,183	UBS AG	6/30/17	2,210
EUR	1,059	USD	1,161	UBS AG	6/30/17	30
EUR	2,662	USD	2,903	UBS AG	6/30/17	92
EUR	26,672	USD	29,086	UBS AG	6/30/17	921
EUR	986	USD	1,076	UBS AG	6/30/17	33
EUR	590	USD	644	UBS AG	6/30/17	20
EUR	4,637	USD	5,045	UBS AG	6/30/17	171
EUR	17,003	USD	18,987	UBS AG	6/30/17	142
EUR	138,879	USD	155,636	UBS AG	6/30/17	608
EUR	13,542	USD	15,190	UBS AG	6/30/17	46
EUR	29,806	USD	33,436	UBS AG	6/30/17	97
EUR	58,950	USD	66,129	UBS AG	6/30/17	192
EUR	60,215	USD	67,757	UBS AG	6/30/17	(13)
USD	560,722	EUR	527,324	JPMorgan Chase Bank N.A.	6/21/17	(32,237)
USD	48,591	EUR	45,692	JPMorgan Chase Bank N.A.	6/21/17	(2,788)
USD	2,004	EUR	1,882	JPMorgan Chase Bank N.A.	6/21/17	(113)
USD	1,531	EUR	1,425	JPMorgan Chase Bank N.A.	6/21/17	(72)
USD	6,179,563	EUR	5,651,488	JPMorgan Chase Bank N.A.	6/21/17	(175,359)
USD	5,643	EUR	5,133	JPMorgan Chase Bank N.A.	6/21/17	(128)
USD	3,147	EUR	2,862	JPMorgan Chase Bank N.A.	6/21/17	(72)
USD	212,667	EUR	194,182	JPMorgan Chase Bank N.A.	6/21/17	(5,684)
USD	19,109	EUR	17,556	JPMorgan Chase Bank N.A.	6/21/17	(632)
USD	737	EUR	674	JPMorgan Chase Bank N.A.	6/21/17	(21)
USD	14,557	EUR	12,943	JPMorgan Chase Bank N.A.	6/21/17	3
USD	22,312	EUR	19,937	JPMorgan Chase Bank N.A.	6/21/17	(106)
USD	54,815	EUR	48,956	JPMorgan Chase Bank N.A.	6/21/17	(235)
USD	81,519	EUR	72,504	JPMorgan Chase Bank N.A.	6/21/17	(9)
69

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	515,572	EUR	473,149	UBS AG	6/30/17	$(16,740)
USD	581,250	EUR	533,423	UBS AG	6/30/17	(18,872)
USD	12,165	EUR	11,164	UBS AG	6/30/17	(395)
USD	2,567,197	EUR	2,355,961	UBS AG	6/30/17	(83,352)
USD	14,465	EUR	13,384	UBS AG	6/30/17	(592)
USD	108,952	EUR	101,899	UBS AG	6/30/17	(5,689)
USD	416	EUR	391	UBS AG	6/30/17	(24)
USD	401	EUR	377	UBS AG	6/30/17	(23)
USD	12,521	EUR	11,414	UBS AG	6/30/17	(320)
USD	19,205	EUR	17,507	UBS AG	6/30/17	(491)
USD	17,495	EUR	15,985	UBS AG	6/30/17	(489)
USD	15,518	EUR	14,089	UBS AG	6/30/17	(333)
USD	85,874	EUR	76,900	UBS AG	6/30/17	(642)
GBP	6,199	USD	7,596	Credit Suisse AG	6/21/17	396
GBP	52,359	USD	65,523	Credit Suisse AG	6/21/17	1,979
GBP	6,523	USD	8,170	Credit Suisse AG	6/21/17	239
GBP	22,862	USD	28,501	Credit Suisse AG	6/21/17	973
GBP	48,507	USD	61,815	Credit Suisse AG	6/21/17	721
GBP	19,999	USD	25,704	Credit Suisse AG	6/21/17	80
GBP	33,342	USD	43,264	Credit Suisse AG	6/21/17	(279)
GBP	7,820	USD	10,126	Credit Suisse AG	6/21/17	(44)
GBP	19,519	USD	25,425	Credit Suisse AG	6/21/17	(261)
GBP	21,577	USD	27,643	Credit Suisse AG	6/30/17	182
GBP	21,977	USD	28,472	Credit Suisse AG	6/30/17	(131)
GBP	12,374	USD	16,145	Credit Suisse AG	6/30/17	(187)
USD	1,036,292	GBP	849,838	Credit Suisse AG	6/21/17	(59,328)
USD	5,498	GBP	4,439	Credit Suisse AG	6/21/17	(225)
USD	13,544	GBP	10,813	Credit Suisse AG	6/21/17	(396)
USD	102,681	GBP	80,196	Credit Suisse AG	6/21/17	(709)
USD	8,163	GBP	6,346	Credit Suisse AG	6/21/17	(18)
USD	33,726	GBP	26,037	Credit Suisse AG	6/21/17	159
USD	2,292	GBP	1,772	Credit Suisse AG	6/21/17	8
USD	55,869	GBP	43,407	Credit Suisse AG	6/21/17	(92)
USD	10,996	GBP	8,514	Credit Suisse AG	6/21/17	20
USD	591,005	GBP	471,815	Credit Suisse AG	6/30/17	(17,451)
USD	21,257	GBP	17,016	Credit Suisse AG	6/30/17	(686)
USD	16,905	GBP	13,070	Credit Suisse AG	6/30/17	50
USD	15,691	GBP	12,110	Credit Suisse AG	6/30/17	74
USD	18,247	GBP	14,157	Credit Suisse AG	6/30/17	(9)
HUF	17,082,250	USD	61,374	Goldman Sachs & Co.	6/21/17	923
USD	56,995	HUF	16,733,926	Goldman Sachs & Co.	6/21/17	(4,032)
USD	30,813	HUF	8,809,007	Goldman Sachs & Co.	6/21/17	(1,312)
USD	29,012	HUF	8,295,298	Goldman Sachs & Co.	6/21/17	(1,241)
USD	26,391	HUF	7,272,479	Goldman Sachs & Co.	6/21/17	(131)
IDR	1,564,418,592	USD	116,141	Goldman Sachs & Co.	6/21/17	1,299
IDR	792,875,703	USD	59,436	Goldman Sachs & Co.	6/21/17	85
USD	116,141	IDR	1,564,418,592	Goldman Sachs & Co.	6/21/17	(1,299)
ILS	208,326	USD	58,857	Goldman Sachs & Co.	6/21/17	18
INR	11,864,783	USD	175,801	Morgan Stanley	6/21/17	7,900
INR	3,874,725	USD	60,087	Morgan Stanley	6/21/17	(95)

70

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,087	INR	200,247	Morgan Stanley	6/21/17	$(13)
USD	62,604	INR	4,064,244	Morgan Stanley	6/21/17	(322)
USD	87,727	INR	5,725,063	Morgan Stanley	6/21/17	(913)
JPY	6,996,543	USD	62,458	Credit Suisse AG	6/21/17	768
JPY	25,194,964	USD	226,926	Credit Suisse AG	6/21/17	754
JPY	2,468,763	USD	22,259	Credit Suisse AG	6/21/17	51
JPY	951,341	USD	8,570	Credit Suisse AG	6/21/17	27
JPY	1,267,678	USD	11,466	Credit Suisse AG	6/30/17	(5)
JPY	1,375,586	USD	12,149	Credit Suisse AG	6/30/17	288
JPY	2,569,306	USD	23,224	Credit Suisse AG	6/30/17	5
JPY	2,304,582	USD	20,831	Credit Suisse AG	6/30/17	4
USD	4,335,375	JPY	486,212,293	Credit Suisse AG	6/21/17	(58,398)
USD	86,064	JPY	9,654,421	Credit Suisse AG	6/21/17	(1,181)
USD	10,599	JPY	1,207,569	Credit Suisse AG	6/21/17	(313)
USD	127,010	JPY	14,167,621	Credit Suisse AG	6/21/17	(1,019)
USD	7,084	JPY	784,047	Credit Suisse AG	6/21/17	(1)
USD	309,721	JPY	34,034,750	Credit Suisse AG	6/30/17	2,022
USD	12,002	JPY	1,324,777	Credit Suisse AG	6/30/17	25
USD	5,731	JPY	639,702	Credit Suisse AG	6/30/17	(52)
USD	21,999	JPY	2,462,144	Credit Suisse AG	6/30/17	(260)
USD	10,540	JPY	1,180,836	Credit Suisse AG	6/30/17	(136)
USD	76,176	JPY	8,534,616	Credit Suisse AG	6/30/17	(983)
USD	11,717	JPY	1,317,760	Credit Suisse AG	6/30/17	(197)
USD	55,133	JPY	6,173,931	Credit Suisse AG	6/30/17	(684)
USD	12,489	JPY	1,401,321	Credit Suisse AG	6/30/17	(180)
USD	52,835	JPY	5,954,376	Credit Suisse AG	6/30/17	(997)
USD	51,851	JPY	5,827,100	Credit Suisse AG	6/30/17	(830)
USD	42,597	JPY	4,797,148	Credit Suisse AG	6/30/17	(773)
USD	25,291	JPY	2,852,755	Credit Suisse AG	6/30/17	(500)
USD	22,183	JPY	2,530,763	Credit Suisse AG	6/30/17	(697)
USD	35,321	JPY	4,021,964	Credit Suisse AG	6/30/17	(1,041)
USD	21,892	JPY	2,474,830	Credit Suisse AG	6/30/17	(482)
USD	11,422	JPY	1,295,217	Credit Suisse AG	6/30/17	(288)
KRW	50,665,554	USD	43,741	Morgan Stanley	6/21/17	1,532
KRW	43,949,656	USD	38,791	Morgan Stanley	6/21/17	482
KRW	99,500,196	USD	87,774	Morgan Stanley	6/21/17	1,137
KRW	33,867,156	USD	30,222	Morgan Stanley	6/21/17	41
USD	225,336	KRW	254,573,549	Morgan Stanley	6/21/17	(2,144)
MXN	1,248,715	USD	65,176	JPMorgan Chase Bank N.A.	6/21/17	1,579
USD	101,541	MXN	2,018,782	JPMorgan Chase Bank N.A.	6/21/17	(6,381)
USD	13,139	MXN	246,136	JPMorgan Chase Bank N.A.	6/21/17	(19)
MYR	244,459	USD	55,736	Goldman Sachs & Co.	6/21/17	1,211
MYR	246,392	USD	56,818	Goldman Sachs & Co.	6/21/17	579
MYR	276,388	USD	64,127	Goldman Sachs & Co.	6/21/17	258
USD	65,647	MYR	293,542	Goldman Sachs & Co.	6/21/17	(2,734)
USD	89,281	MYR	389,085	Goldman Sachs & Co.	6/21/17	(1,357)
NOK	502,724	USD	59,700	JPMorgan Chase Bank N.A.	6/21/17	(183)
USD	1,537,193	NOK	13,052,610	JPMorgan Chase Bank N.A.	6/21/17	(8,081)
USD	72,298	NOK	611,729	JPMorgan Chase Bank N.A.	6/21/17	(123)
USD	19,254	NOK	165,388	JPMorgan Chase Bank N.A.	6/21/17	(326)

71

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,197	NOK	61,578	JPMorgan Chase Bank N.A.	6/21/17	$(93)
USD	56,817	NOK	487,237	JPMorgan Chase Bank N.A.	6/21/17	(866)
USD	23,307	NOK	200,460	JPMorgan Chase Bank N.A.	6/21/17	(425)
USD	58,420	NOK	503,668	JPMorgan Chase Bank N.A.	6/21/17	(1,209)
NZD	135,106	USD	94,994	JPMorgan Chase Bank N.A.	6/21/17	690
USD	90,500	NZD	131,063	JPMorgan Chase Bank N.A.	6/21/17	(2,320)
USD	57,123	NZD	82,097	JPMorgan Chase Bank N.A.	6/21/17	(1,019)
USD	58,075	NZD	84,581	JPMorgan Chase Bank N.A.	6/21/17	(1,827)
USD	62,931	NZD	91,494	JPMorgan Chase Bank N.A.	6/21/17	(1,866)
PEN	190,840	USD	58,486	Goldman Sachs & Co.	6/21/17	(245)
PHP	2,925,706	USD	58,333	Morgan Stanley	6/21/17	386
USD	169,055	PHP	8,579,548	Morgan Stanley	6/21/17	(3,139)
USD	5,485	PHP	273,130	Morgan Stanley	6/21/17	3
USD	59,254	PHP	2,952,644	Morgan Stanley	6/21/17	(6)
PLN	137,821	USD	33,702	Goldman Sachs & Co.	6/21/17	3,340
PLN	596,548	USD	150,621	Goldman Sachs & Co.	6/21/17	9,711
PLN	232,932	USD	58,423	Goldman Sachs & Co.	6/21/17	4,181
PLN	232,845	USD	59,600	Goldman Sachs & Co.	6/21/17	2,981
USD	231,486	PLN	946,220	Goldman Sachs & Co.	6/21/17	(22,825)
USD	9,469	PLN	35,303	Goldman Sachs & Co.	6/21/17	(19)
USD	58,456	PLN	218,560	Goldman Sachs & Co.	6/21/17	(286)
RUB	3,434,629	USD	57,339	Morgan Stanley	6/21/17	2,958
RUB	3,507,059	USD	60,383	Morgan Stanley	6/21/17	1,186
USD	64,020	RUB	3,659,089	Morgan Stanley	6/21/17	(219)
USD	57,701	RUB	3,282,599	Morgan Stanley	6/21/17	72
SEK	111,949	USD	12,460	JPMorgan Chase Bank N.A.	6/21/17	434
SEK	349,772	USD	39,067	JPMorgan Chase Bank N.A.	6/21/17	1,220
SEK	535,624	USD	61,242	JPMorgan Chase Bank N.A.	6/21/17	451
USD	6,722	SEK	60,506	JPMorgan Chase Bank N.A.	6/21/17	(247)
USD	63,718	SEK	557,570	JPMorgan Chase Bank N.A.	6/21/17	(503)
USD	109,077	SEK	977,741	JPMorgan Chase Bank N.A.	6/21/17	(3,540)
USD	11,427	SEK	100,225	JPMorgan Chase Bank N.A.	6/21/17	(117)
USD	38,629	SGD	54,752	JPMorgan Chase Bank N.A.	6/21/17	(950)
THB	3,063,483	USD	89,812	Goldman Sachs & Co.	6/21/17	164
USD	70,218	THB	2,453,400	Goldman Sachs & Co.	6/21/17	(1,840)
USD	9,004	THB	312,217	Goldman Sachs & Co.	6/21/17	(166)
USD	59,112	THB	2,040,260	Goldman Sachs & Co.	6/21/17	(811)
USD	27,342	THB	945,007	Goldman Sachs & Co.	6/21/17	(414)
TRY	43,250	USD	11,249	Goldman Sachs & Co.	6/21/17	940
TRY	163,589	USD	42,235	Goldman Sachs & Co.	6/21/17	3,866
TRY	172,508	USD	46,566	Goldman Sachs & Co.	6/21/17	2,049
TRY	243,959	USD	67,481	Goldman Sachs & Co.	6/21/17	1,270
TRY	433,855	USD	121,305	Goldman Sachs & Co.	6/21/17	961
TWD	1,878,970	USD	61,788	Morgan Stanley	6/21/17	584
TWD	1,787,897	USD	58,948	Morgan Stanley	6/21/17	401
USD	62,218	TWD	1,878,970	Morgan Stanley	6/21/17	(154)
USD	118,216	TWD	3,579,568	Morgan Stanley	6/21/17	(607)
USD	59,533	TWD	1,793,127	Morgan Stanley	6/21/17	10
USD	59,773	TWD	1,813,498	Morgan Stanley	6/21/17	(426)
ZAR	805,009	USD	60,829	Goldman Sachs & Co.	6/21/17	337

72

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	112,822	ZAR	1,503,701	Goldman Sachs & Co.	6/21/17	$(1,432)
USD	61,586	ZAR	810,468	Goldman Sachs & Co.	6/21/17	5
						$(489,950)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
10	Euro-Schatz 2-Year Bonds	September 2017	$1,259,893	$205
3	Korean Treasury 10-Year Bonds	June 2017	334,432	(5)
15	U.S. Treasury 10-Year Notes	September 2017	1,894,453	2,544
22	U.S. Treasury 2-Year Notes	September 2017	4,762,656	1,326
16	U.S. Treasury 5-Year Notes	September 2017	1,893,000	2,409
4	U.S. Treasury Long Bonds	September 2017	615,250	1,960
1	U.S. Treasury Ultra Bonds	September 2017	165,125	873
			$10,924,809	$9,312

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
10	Euro-Bobl 5-Year Bonds	September 2017	$1,494,055	$74
1	Euro-Bund 10-Year Bonds	September 2017	184,566	32
5	U.K. Gilt 10-Year Bonds	September 2017	824,222	2,247
			$2,502,843	$2,353

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
Markit CDX North America High Yield Index Series 26	$1,291,950	Sell	5.00%	6/20/21	2.71%	$104,088	$121,846
Markit CDX North America High Yield Index Series 27	287,100	Sell	5.00%	12/20/21	3.02%	16,846	25,815
Markit CDX North America High Yield Index Series 28	650,000	Sell	5.00%	6/20/22	3.30%	5,857	54,945
						$126,791	$202,606

73

INTEREST RATE
Counterparty		Notional Amount	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	BRL	6,914,000	BZDIOVRA	Receive	9.60%	1/2/19	$(9,483)
Bank of America N.A.	BRL	1,694,000	BZDIOVRA	Pay	10.78%	1/2/23	5,696
							$(3,787)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

74

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	LOC	-	Letter of Credit
AUD	-	Australian Dollar	MTN	-	Medium Term Note
BRL	-	Brazilian Real	MXN	-	Mexican Peso
BZDIOVRA	-	Brazil Interbank Deposit Rate	MYR	-	Malaysian Ringgit
CAD	-	Canadian Dollar	NOK	-	Norwegian Krone
CDX	-	Credit Derivatives Indexes	NZD	-	New Zealand Dollar
CHF	-	Swiss Franc	PEN	-	Peruvian Sol
CLP	-	Chilean Peso	PHP	-	Philippine Peso
COP	-	Colombian Peso	PIK	-	Payment in Kind
CVA	-	Certificaten Van Aandelen	PLN	-	Polish Zloty
CZK	-	Czech Koruna	RUB	-	Russian Ruble
DKK	-	Danish Krone	SBBPA	-	Standby Bond Purchase Agreement
EUR	-	Euro	SEK	-	Swedish Krona
FHLMC	-	Federal Home Loan Mortgage Corporation	SEQ	-	Sequential Payer
FNMA	-	Federal National Mortgage Association	SGD	-	Singapore Dollar
GBP	-	British Pound	THB	-	Thai Baht
GDR	-	Global Depositary Receipt	TRY	-	Turkish Lira
GNMA	-	Government National Mortgage Association	TWD	-	Taiwanese Dollar
GO	-	General Obligation	USD	-	United States Dollar
HUF	-	Hungarian Forint	VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
INR	-	Indian Rupee
JPY	-	Japanese Yen	ZAR	-	South African Rand
KRW	-	South Korean Won

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $31,296,546, which represented 3.2% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(5)	Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $132,532.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	Security is a zero-coupon bond.

(9)	Security is in default.

See Notes to Financial Statements.

75

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $806,139,358)	$981,371,912
Cash	3,397
Foreign currency holdings, at value (cost of $430,403)	430,400
Deposits with broker for futures contracts and swap agreements	111,522
Receivable for investments sold	3,246,293
Receivable for capital shares sold	351,976
Receivable for variation margin on futures contracts	12,543
Receivable for variation margin on swap agreements	64
Unrealized appreciation on forward foreign currency exchange contracts	153,362
Swap agreements, at value	5,696
Dividends and interest receivable	3,671,733
Other assets	23,494
989,382,392

Liabilities
Payable for investments purchased	13,546,542
Payable for capital shares redeemed	3,544,495
Unrealized depreciation on forward foreign currency exchange contracts	643,312
Swap agreements, at value	9,483
Accrued management fees	875,770
Distribution and service fees payable	116,167
Accrued foreign taxes	83,722
18,819,491

Net Assets	$970,562,901

Net Assets Consist of:
Capital (par value and paid-in surplus)	$767,259,996
Undistributed net investment income	2,746,236
Undistributed net realized gain	25,764,741
Net unrealized appreciation	174,791,928
$970,562,901

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$458,970,950	55,010,691	$8.34
I Class, $0.01 Par Value	$126,790,205	15,276,674	$8.30
A Class, $0.01 Par Value	$225,373,427	26,839,157	$8.40*
C Class, $0.01 Par Value	$67,423,098	8,209,872	$8.21
R Class, $0.01 Par Value	$22,346,091	2,664,668	$8.39
R5 Class, $0.01 Par Value	$5,156	621	$8.30
R6 Class, $0.01 Par Value	$69,653,974	8,406,801	$8.29
*Maximum offering price $8.91 (net asset value divided by 0.9425).

See Notes to Financial Statements.

76

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $363,634)	$8,147,845
Interest	3,220,691
11,368,536

Expenses:
Management fees	5,327,586
Distribution and service fees:
A Class	302,394
C Class	340,976
R Class	60,030
Directors' fees and expenses	13,764
Other expenses	24,612
6,069,362
Fees waived(1)	(241,709)
5,827,653

Net investment income (loss)	5,540,883

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $13,557)	36,790,876
Futures contract transactions	41,267
Swap agreement transactions	96,698
Foreign currency transactions	1,261,649
38,190,490

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(83,722))	51,359,050
Futures contracts	23,207
Swap agreements	21,649
Translation of assets and liabilities in foreign currencies	(1,979,124)
49,424,782

Net realized and unrealized gain (loss)	87,615,272

Net Increase (Decrease) in Net Assets Resulting from Operations	$93,156,155

(1)	Amount consists of $111,726, $31,147, $60,479, $17,049, $6,002, $1 and $15,305 for the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

77

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$5,540,883	$10,973,352
Net realized gain (loss)	38,190,490	14,081,637
Change in net unrealized appreciation (depreciation)	49,424,782	4,697,030
Net increase (decrease) in net assets resulting from operations	93,156,155	29,752,019

Distributions to Shareholders
From net investment income:
Investor Class	(6,025,744)	(5,071,352)
I Class	(1,882,284)	(1,777,887)
A Class	(2,729,951)	(2,282,641)
C Class	(253,034)	(54,355)
R Class	(212,585)	(133,864)
R6 Class	(898,697)	(518,683)
From net realized gains:
Investor Class	(6,631,519)	(33,343,841)
I Class	(1,805,880)	(9,845,003)
A Class	(3,678,967)	(19,567,988)
C Class	(1,052,993)	(5,262,095)
R Class	(370,021)	(1,648,355)
R6 Class	(786,747)	(2,570,523)
Decrease in net assets from distributions	(26,328,422)	(82,076,587)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(47,948,168)	(50,282,982)

Net increase (decrease) in net assets	18,879,565	(102,607,550)

Net Assets
Beginning of period	951,683,336	1,054,290,886
End of period	$970,562,901	$951,683,336

Undistributed net investment income	$2,746,236	$9,207,648

See Notes to Financial Statements.

78

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

79

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Income and capital gain distributions, if any, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

80

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended May 31, 2017, the investment advisor agreed to waive 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until April 9, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

81

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2017 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	1.10%
I Class	0.70% to 0.95%	0.95%	0.90%
A Class	0.90% to 1.15%	1.15%	1.10%
C Class	0.90% to 1.15%	1.15%	1.10%
R Class	0.90% to 1.15%	1.15%	1.10%
R5 Class	0.70% to 0.95%	0.95%	0.90%
R6 Class	0.55% to 0.80%	0.80%	0.75%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,282,072 and $2,995,241, respectively. The effect of interfund transactions on the Statement of Operations was $312,973 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended May 31, 2017 totaled $385,956,725, of which $79,513,891 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 totaled $452,838,564, of which $65,989,317 represented U.S. Treasury and Government Agency obligations.

82

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017(1)		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	600,000,000		600,000,000
Sold	5,849,795	$47,349,536	5,813,408	$43,576,048
Issued in reinvestment of distributions	1,620,801	12,464,888	5,139,942	37,829,972
Redeemed	(8,642,314)	(69,517,300)	(14,918,716)	(112,567,049)
	(1,171,718)	(9,702,876)	(3,965,366)	(31,161,029)
I Class/Shares Authorized	150,000,000		150,000,000
Sold	4,476,733	36,335,289	2,953,484	22,074,915
Issued in reinvestment of distributions	475,813	3,635,473	1,571,260	11,501,624
Redeemed	(5,607,294)	(45,192,063)	(6,311,299)	(46,003,969)
	(654,748)	(5,221,301)	(1,786,555)	(12,427,430)
A Class/Shares Authorized	375,000,000		375,000,000
Sold	1,900,711	15,309,607	3,120,587	23,438,961
Issued in reinvestment of distributions	808,422	6,265,765	2,884,961	21,406,412
Redeemed	(7,260,647)	(59,032,675)	(10,943,818)	(82,826,224)
	(4,551,514)	(37,457,303)	(4,938,270)	(37,980,851)
C Class/Shares Authorized	90,000,000		80,000,000
Sold	477,539	3,768,793	999,782	7,311,612
Issued in reinvestment of distributions	165,938	1,261,263	703,385	5,120,645
Redeemed	(1,327,278)	(10,501,561)	(2,262,926)	(16,840,664)
	(683,801)	(5,471,505)	(559,759)	(4,408,407)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	283,388	2,284,333	800,919	6,089,598
Issued in reinvestment of distributions	74,055	573,976	239,573	1,775,235
Redeemed	(850,545)	(6,880,613)	(821,189)	(6,198,433)
	(493,102)	(4,022,304)	219,303	1,666,400
R5 Class/Shares Authorized	50,000,000		N/A
Sold	621	5,000
R6 Class/Shares Authorized	90,000,000		50,000,000
Sold	1,975,984	15,576,527	5,277,365	40,872,583
Issued in reinvestment of distributions	221,169	1,685,444	423,179	3,089,206
Redeemed	(419,735)	(3,339,850)	(1,345,995)	(9,933,454)
	1,777,418	13,922,121	4,354,549	34,028,335
Net increase (decrease)	(5,776,844)	$(47,948,168)	(6,676,098)	$(50,282,982)

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

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•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$533,902,121	$220,315,839	—
Corporate Bonds	—	74,817,211	—
U.S. Treasury Securities	—	68,643,709	—
U.S. Government Agency Mortgage-Backed Securities	—	22,148,025	—
Sovereign Governments and Agencies	—	14,265,960	—
Collateralized Mortgage Obligations	—	6,301,545	—
Commercial Mortgage-Backed Securities	—	5,258,377	—
Asset-Backed Securities	—	4,499,335	—
Exchange-Traded Funds	4,167,064	—	—
Municipal Securities	—	3,743,219	—
Commercial Paper	—	2,625,285	—
U.S. Government Agency Securities	—	1,846,972	—
Convertible Preferred Stocks	—	48,737	—
Temporary Cash Investments	18,788,513	—	—
	$556,857,698	$424,514,214	—
Other Financial Instruments
Futures Contracts	$9,112	$2,558	—
Swap Agreements	—	208,302	—
Forward Foreign Currency Exchange Contracts	—	153,362	—
	$9,112	$364,222	—

Liabilities
Other Financial Instruments
Futures Contracts	—	$5	—
Swap Agreements	—	9,483	—
Forward Foreign Currency Exchange Contracts	—	643,312	—
	—	$652,800	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the

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possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,455,700.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $30,806,876.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average exposure to these interest rate risk derivative instruments during the period was 74 futures contracts.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund began investing in interest rate swap agreements in May 2017. The fund’s notional amount exposure to interest rate swap agreements at period end was $2,660,115.

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Value of Derivative Instruments as of May 31, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$64	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	153,362	Unrealized depreciation on forward foreign currency exchange contracts	$643,312
Interest Rate Risk	Receivable for variation margin on futures contracts*	12,543	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Swap agreements	5,696	Swap agreements	9,483
		$171,665		$652,795

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$96,698	Change in net unrealized appreciation (depreciation) on swap agreements	$25,436
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	1,279,367	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(2,046,909)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	41,267	Change in net unrealized appreciation (depreciation) on futures contracts	23,207
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(3,787)
		$1,417,332		$(2,002,053)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$817,192,561
Gross tax appreciation of investments	$173,319,843
Gross tax depreciation of investments	(9,140,492)
Net tax appreciation (depreciation) of investments	$164,179,351

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Guidance and Standards

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$7.80	0.05	0.72	0.77	(0.11)	(0.12)	(0.23)	$8.34	10.06%	1.11%(4)	1.16%(4)	1.24%(4)	1.19%(4)	40%	$458,971
2016	$8.19	0.09	0.17	0.26	(0.09)	(0.56)	(0.65)	$7.80	3.61%	1.11%	1.16%	1.23%	1.18%	82%	$438,001
2015	$9.19	0.08	(0.14)	(0.06)	(0.03)	(0.91)	(0.94)	$8.19	(0.27)%	1.13%	1.15%	0.98%	0.96%	94%	$492,452
2014	$9.46	0.07	0.71	0.78	(0.12)	(0.93)	(1.05)	$9.19	9.47%	1.17%	1.17%	0.76%	0.76%	77%	$527,740
2013	$8.31	0.08	1.48	1.56	(0.11)	(0.30)	(0.41)	$9.46	19.71%	1.20%	1.20%	0.96%	0.96%	79%	$507,497
2012	$7.46	0.10	0.85	0.95	(0.10)	—	(0.10)	$8.31	12.92%	1.20%	1.20%	1.30%	1.30%	80%	$442,983
I Class(5)
2017(3)	$7.76	0.06	0.72	0.78	(0.12)	(0.12)	(0.24)	$8.30	10.34%	0.91%(4)	0.96%(4)	1.44%(4)	1.39%(4)	40%	$126,790
2016	$8.16	0.11	0.15	0.26	(0.10)	(0.56)	(0.66)	$7.76	3.71%	0.91%	0.96%	1.43%	1.38%	82%	$123,699
2015	$9.16	0.10	(0.14)	(0.04)	(0.05)	(0.91)	(0.96)	$8.16	(0.06)%	0.93%	0.95%	1.18%	1.16%	94%	$144,546
2014	$9.44	0.08	0.71	0.79	(0.14)	(0.93)	(1.07)	$9.16	9.62%	0.97%	0.97%	0.96%	0.96%	77%	$134,763
2013	$8.28	0.10	1.48	1.58	(0.12)	(0.30)	(0.42)	$9.44	20.13%	1.00%	1.00%	1.16%	1.16%	79%	$104,332
2012	$7.44	0.12	0.85	0.97	(0.13)	—	(0.13)	$8.28	13.13%	1.00%	1.00%	1.50%	1.50%	80%	$163,871

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$7.84	0.04	0.73	0.77	(0.09)	(0.12)	(0.21)	$8.40	9.99%	1.36%(4)	1.41%(4)	0.99%(4)	0.94%(4)	40%	$225,373
2016	$8.22	0.07	0.18	0.25	(0.07)	(0.56)	(0.63)	$7.84	3.44%	1.36%	1.41%	0.98%	0.93%	82%	$245,955
2015	$9.22	0.06	(0.14)	(0.08)	(0.01)	(0.91)	(0.92)	$8.22	(0.56)%	1.38%	1.40%	0.73%	0.71%	94%	$298,762
2014	$9.49	0.05	0.70	0.75	(0.09)	(0.93)	(1.02)	$9.22	9.13%	1.42%	1.42%	0.51%	0.51%	77%	$346,972
2013	$8.34	0.06	1.50	1.56	(0.11)	(0.30)	(0.41)	$9.49	19.54%	1.45%	1.45%	0.71%	0.71%	79%	$391,638
2012	$7.47	0.08	0.85	0.93	(0.06)	—	(0.06)	$8.34	12.61%	1.45%	1.45%	1.05%	1.05%	80%	$351,492
C Class
2017(3)	$7.64	0.01	0.71	0.72	(0.03)	(0.12)	(0.15)	$8.21	9.53%	2.11%(4)	2.16%(4)	0.24%(4)	0.19%(4)	40%	$67,423
2016	$8.03	0.02	0.16	0.18	(0.01)	(0.56)	(0.57)	$7.64	2.56%	2.11%	2.16%	0.23%	0.18%	82%	$67,920
2015	$9.08	—(6)	(0.14)	(0.14)	—	(0.91)	(0.91)	$8.03	(1.27)%	2.13%	2.15%	(0.02)%	(0.04)%	94%	$75,881
2014	$9.35	(0.02)	0.70	0.68	(0.02)	(0.93)	(0.95)	$9.08	8.36%	2.17%	2.17%	(0.24)%	(0.24)%	77%	$77,937
2013	$8.27	—(6)	1.47	1.47	(0.09)	(0.30)	(0.39)	$9.35	18.57%	2.20%	2.20%	(0.04)%	(0.04)%	79%	$72,756
2012	$7.39	0.02	0.86	0.88	—	—	—	$8.27	11.91%	2.20%	2.20%	0.30%	0.30%	80%	$57,519

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$7.82	0.03	0.73	0.76	(0.07)	(0.12)	(0.19)	$8.39	9.87%	1.61%(4)	1.66%(4)	0.74%(4)	0.69%(4)	40%	$22,346
2016	$8.20	0.06	0.17	0.23	(0.05)	(0.56)	(0.61)	$7.82	3.18%	1.61%	1.66%	0.73%	0.68%	82%	$24,678
2015	$9.22	0.04	(0.15)	(0.11)	—	(0.91)	(0.91)	$8.20	(0.89)%	1.63%	1.65%	0.48%	0.46%	94%	$24,106
2014	$9.48	0.02	0.72	0.74	(0.07)	(0.93)	(1.00)	$9.22	8.96%	1.67%	1.67%	0.26%	0.26%	77%	$24,106
2013	$8.35	0.04	1.49	1.53	(0.10)	(0.30)	(0.40)	$9.48	19.18%	1.70%	1.70%	0.46%	0.46%	79%	$22,513
2012	$7.47	0.06	0.85	0.91	(0.03)	—	(0.03)	$8.35	12.30%	1.70%	1.70%	0.80%	0.80%	80%	$21,458
R5 Class
2017(9)	$8.05	0.02	0.23	0.25	—	—	—	$8.30	3.11%	0.91%(4)	0.96%(4)	1.97%(4)	1.92%(4)	40%(10)	$5
R6 Class
2017(3)	$7.76	0.06	0.73	0.79	(0.14)	(0.12)	(0.26)	$8.29	10.38%	0.76%(4)	0.81%(4)	1.59%(4)	1.54%(4)	40%	$69,654
2016	$8.15	0.12	0.16	0.28	(0.11)	(0.56)	(0.67)	$7.76	4.02%	0.76%	0.81%	1.58%	1.53%	82%	$51,430
2015	$9.16	0.11	(0.15)	(0.04)	(0.06)	(0.91)	(0.97)	$8.15	0.00%	0.78%	0.80%	1.33%	1.31%	94%	$18,544
2014	$9.44	0.08	0.72	0.80	(0.15)	(0.93)	(1.08)	$9.16	9.82%	0.80%	0.80%	1.13%	1.13%	77%	$5,136
2013(7)	$8.88	0.03	0.53	0.56	—	—	—	$9.44	6.31%	0.85%(4)	0.85%(4)	1.12%(4)	1.12%(4)	79%(8)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	Per-share amount was less than $0.005.

(7)	July 26, 2013 (commencement of sale) through November 30, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

(9)	April 10, 2017 (commencement of sale) through May 31, 2017 (unaudited).

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92640 1707

Semiannual Report

May 31, 2017

Strategic Allocation: Conservative Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2017
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	0.8%
Apple, Inc.	0.6%
Amazon.com, Inc.	0.5%
Microsoft Corp.	0.5%
Johnson Controls International plc	0.4%
Wal-Mart Stores, Inc.	0.4%
Applied Materials, Inc.	0.4%
Facebook, Inc., Class A	0.4%
Johnson & Johnson	0.4%
Oracle Corp.(1)	0.3%
(1) Includes shares traded on all exchanges.

Geographic Composition of Common Stocks	% of net assets
United States	33.0%
United Kingdom	2.2%
Japan	2.0%
France	1.6%
Other Countries	5.2%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.6 years
Average Duration (effective)	5.2 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	33.0%
Foreign Common Stocks(2)	11.0%
U.S. Treasury Securities	19.2%
Corporate Bonds	12.3%
Sovereign Governments and Agencies	8.3%
U.S. Government Agency Mortgage-Backed Securities	6.3%
Municipal Securities	3.1%
Collateralized Mortgage Obligations	1.7%
Commercial Mortgage-Backed Securities	1.4%
Commercial Paper	1.4%
Asset-Backed Securities	1.3%
U.S. Government Agency Securities	0.6%
Exchange-Traded Funds	0.3%
Convertible Preferred Stocks	—(3)
Temporary Cash Investments	2.0%
Other Assets and Liabilities	(1.9)%
(2) Includes depositary shares, dual listed securities and foreign ordinary shares.
(3) Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,062.10	$5.14	1.00%
I Class	$1,000	$1,060.80	$4.11	0.80%
A Class	$1,000	$1,059.60	$6.42	1.25%
C Class	$1,000	$1,056.30	$10.25	2.00%
R Class	$1,000	$1,057.10	$7.69	1.50%
R5 Class	$1,000	$1,019.20(2)	$1.15(3)	0.80%
R6 Class	$1,000	$1,063.10	$3.34	0.65%
Hypothetical
Investor Class	$1,000	$1,019.95	$5.04	1.00%
I Class	$1,000	$1,020.94	$4.03	0.80%
A Class	$1,000	$1,018.70	$6.29	1.25%
C Class	$1,000	$1,014.96	$10.05	2.00%
R Class	$1,000	$1,017.45	$7.54	1.50%
R5 Class	$1,000	$1,020.94(4)	$4.03(4)	0.80%
R6 Class	$1,000	$1,021.69	$3.28	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through May 31, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 52, the number of days in the period from April 10, 2017 (commencement of sale) through May 31, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 44.0%
Aerospace and Defense — 0.8%
AAR Corp.	471	$16,457
Astronics Corp.(1)	109	3,335
Boeing Co. (The)	5,935	1,113,584
Cubic Corp.	339	15,713
Curtiss-Wright Corp.	198	17,826
Hexcel Corp.	738	37,955
KLX, Inc.(1)	535	25,889
L3 Technologies, Inc.	807	136,052
Lockheed Martin Corp.	2,004	563,385
Mercury Systems, Inc.(1)	599	23,822
Textron, Inc.	17,028	813,938
United Technologies Corp.	11,533	1,398,722
		4,166,678
Air Freight and Logistics†
Royal Mail plc	15,988	90,927
XPO Logistics, Inc.(1)	554	29,141
		120,068
Airlines — 0.3%
American Airlines Group, Inc.	873	42,262
Delta Air Lines, Inc.	8,174	401,589
Deutsche Lufthansa AG	9,954	193,390
easyJet plc	2,930	53,381
Japan Airlines Co. Ltd.	2,100	61,530
JetBlue Airways Corp.(1)	3,165	70,959
Qantas Airways Ltd.	42,518	158,281
Ryanair Holdings plc ADR(1)	3,524	376,152
Spirit Airlines, Inc.(1)	1,713	90,960
		1,448,504
Auto Components — 0.4%
Bridgestone Corp.	4,900	205,822
Cie Generale des Etablissements Michelin, Class B	170	21,389
Delphi Automotive plc	10,027	882,075
Faurecia	2,452	128,716
LCI Industries	674	59,986
NGK Spark Plug Co. Ltd.	2,600	52,845
Nokian Renkaat Oyj	2,293	93,709
Schaeffler AG Preference Shares	4,330	71,527
Stoneridge, Inc.(1)	555	8,580
Tenneco, Inc.	338	19,215
Toyota Boshoku Corp.	4,000	77,183
TS Tech Co. Ltd.	2,400	67,503

6

	Shares/ Principal Amount	Value
Valeo SA	4,455	$310,130
		1,998,680
Automobiles — 0.4%
Brilliance China Automotive Holdings Ltd.	40,000	74,635
Daimler AG	73	5,298
Ferrari NV	780	67,468
Fiat Chrysler Automobiles NV(1)	5,168	54,252
Ford Motor Co.	39,423	438,384
Harley-Davidson, Inc.	670	35,517
Honda Motor Co. Ltd.	2,500	70,361
Honda Motor Co. Ltd. ADR	17,245	481,653
Peugeot SA	8,769	172,879
Subaru Corp.	5,700	192,745
Suzuki Motor Corp.	2,700	127,138
Toyota Motor Corp.	5,800	310,660
		2,030,990
Banks — 3.2%
Ameris Bancorp	352	15,259
Australia & New Zealand Banking Group Ltd.	15,099	314,253
Banco Santander SA	44,262	287,441
Bank of America Corp.	51,864	1,162,272
Bank of Hawaii Corp.	1,781	138,437
Bank of the Ozarks, Inc.	1,204	53,217
Bankia SA	26,290	30,242
BankUnited, Inc.	4,303	142,688
Barclays plc	27,800	75,220
BB&T Corp.	26,899	1,120,343
BNP Paribas SA	12,366	872,654
BOC Hong Kong Holdings Ltd.	38,000	171,407
Boston Private Financial Holdings, Inc.	1,509	21,881
CaixaBank SA	30,360	143,377
Capital Bank Financial Corp., Class A	873	32,388
Cathay General Bancorp	808	28,684
China CITIC Bank Corp. Ltd., H Shares	60,000	37,035
China Construction Bank Corp., H Shares	104,000	85,949
Citigroup, Inc.	3,193	193,304
Citizens Financial Group, Inc.	3,219	109,768
Comerica, Inc.	1,663	114,015
Commerce Bancshares, Inc.	5,374	287,670
Commonwealth Bank of Australia	2,108	124,760
DNB ASA	14,690	248,795
East West Bancorp, Inc.	4,896	267,958
Erste Group Bank AG	10,413	377,827
FCB Financial Holdings, Inc., Class A(1)	1,557	71,311
FinecoBank Banca Fineco SpA	5,660	42,536
First Financial Bankshares, Inc.	417	15,950
First Hawaiian, Inc.	1,081	29,792

7

	Shares/ Principal Amount	Value
FNB Corp.	2,786	$36,775
HSBC Holdings plc (Hong Kong)	41,600	361,412
HSBC Holdings plc (London)	72,378	630,034
Industrial & Commercial Bank of China Ltd., H Shares	62,000	41,452
ING Groep NV	21,975	367,569
JPMorgan Chase & Co.	10,692	878,348
KBC Group NV	9,237	695,010
LegacyTexas Financial Group, Inc.	1,052	37,051
Lloyds Banking Group plc	54,164	49,263
M&T Bank Corp.	5,372	840,557
Mitsubishi UFJ Financial Group, Inc.	37,400	233,315
Mizuho Financial Group, Inc.	95,900	166,948
National Australia Bank Ltd.	4,539	101,586
Oversea-Chinese Banking Corp. Ltd.	1,300	9,856
PNC Financial Services Group, Inc. (The)	8,958	1,063,315
Regions Financial Corp.	6,792	94,001
Societe Generale SA	5,254	275,450
Southside Bancshares, Inc.	604	19,657
Sumitomo Mitsui Financial Group, Inc.	3,500	125,589
SunTrust Banks, Inc.	1,925	102,737
SVB Financial Group(1)	694	118,327
Texas Capital Bancshares, Inc.(1)	461	33,837
U.S. Bancorp	29,777	1,515,352
UMB Financial Corp.	2,030	142,161
UniCredit SpA(1)	9,390	164,236
Unione di Banche Italiane SpA	5,470	20,659
United Overseas Bank Ltd.	3,200	53,146
Valley National Bancorp	12,982	146,437
Wells Fargo & Co.	24,104	1,232,679
Westamerica Bancorporation	4,460	228,843
Western Alliance Bancorp(1)	527	24,094
Westpac Banking Corp.	8,066	182,800
Yes Bank Ltd.	791	17,548
Zions Bancorporation	3,641	145,895
		16,772,372
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(1)	721	102,923
Coca-Cola Bottling Co. Consolidated	118	26,873
Coca-Cola Co. (The)	620	28,191
Constellation Brands, Inc., Class A	969	177,085
Davide Campari-Milano SpA	1,570	10,979
Dr Pepper Snapple Group, Inc.	568	52,716
Heineken NV	2,490	245,225
MGP Ingredients, Inc.	309	15,824
Molson Coors Brewing Co., Class B	1,594	151,095
Monster Beverage Corp.(1)	4,012	202,847
PepsiCo, Inc.	5,582	652,368
8

	Shares/ Principal Amount	Value
Remy Cointreau SA	1,970	$215,723
Treasury Wine Estates Ltd.	54,913	531,257
		2,413,106
Biotechnology — 1.1%
AbbVie, Inc.	13,447	887,771
Aimmune Therapeutics, Inc.(1)	383	6,358
Alder Biopharmaceuticals, Inc.(1)	306	4,712
Alexion Pharmaceuticals, Inc.(1)	1,146	112,342
Alkermes plc(1)	746	43,089
Amgen, Inc.	8,234	1,278,246
Biogen, Inc.(1)	2,944	729,435
Biohaven Pharmaceutical Holding Co. Ltd.(1)	222	5,597
BioMarin Pharmaceutical, Inc.(1)	951	83,346
Celgene Corp.(1)	5,835	667,582
Clovis Oncology, Inc.(1)	150	7,749
CSL Ltd.	3,130	300,696
Exact Sciences Corp.(1)	345	12,582
Exelixis, Inc.(1)	648	12,124
FibroGen, Inc.(1)	335	8,811
Flexion Therapeutics, Inc.(1)	366	6,255
Galapagos NV(1)	533	44,355
Genmab A/S(1)	257	54,843
Gilead Sciences, Inc.	7,402	480,316
Halozyme Therapeutics, Inc.(1)	553	6,525
Incyte Corp.(1)	2,276	294,355
Ironwood Pharmaceuticals, Inc.(1)	418	7,403
Jounce Therapeutics, Inc.(1)	107	2,167
Kite Pharma, Inc.(1)	184	13,307
Ligand Pharmaceuticals, Inc., Class B(1)	75	8,121
Neurocrine Biosciences, Inc.(1)	87	3,782
Portola Pharmaceuticals, Inc.(1)	228	8,402
Prothena Corp. plc(1)	98	4,999
Puma Biotechnology, Inc.(1)	66	5,049
Radius Health, Inc.(1)	173	5,989
Regeneron Pharmaceuticals, Inc.(1)	600	275,436
Sage Therapeutics, Inc.(1)	117	7,735
Sarepta Therapeutics, Inc.(1)	141	4,207
Shire plc	6,150	354,320
Spark Therapeutics, Inc.(1)	140	7,130
TESARO, Inc.(1)	96	14,334
Ultragenyx Pharmaceutical, Inc.(1)	131	7,054
		5,776,524
Building Products — 0.6%
Apogee Enterprises, Inc.	307	16,357
Continental Building Products, Inc.(1)	353	8,613
CSW Industrials, Inc.(1)	1,309	46,208
Daikin Industries Ltd.	3,000	294,041

9

	Shares/ Principal Amount	Value
dormakaba Holding AG	23	$20,767
Fortune Brands Home & Security, Inc.	2,307	145,572
Johnson Controls International plc	48,615	2,030,162
Lennox International, Inc.	645	114,229
LIXIL Group Corp.	1,800	43,769
Masonite International Corp.(1)	297	21,874
NCI Building Systems, Inc.(1)	1,243	20,696
Nichias Corp.	2,000	23,765
Owens Corning	6,041	376,958
PGT Innovations, Inc.(1)	1,698	19,442
USG Corp.(1)	2,016	57,335
		3,239,788
Capital Markets — 1.6%
3i Group plc	16,931	195,242
Affiliated Managers Group, Inc.	2,134	328,316
Ameriprise Financial, Inc.	5,937	717,130
Ares Management LP	1,554	28,050
AURELIUS Equity Opportunities SE & Co. KGaA	980	57,092
Bank of New York Mellon Corp. (The)	17,240	812,349
BlackRock, Inc.	460	188,250
Brookfield Asset Management, Inc., Class A	2,281	86,353
CBOE Holdings, Inc.	1,284	110,899
Charles Schwab Corp. (The)	7,051	273,226
Daiwa Securities Group, Inc.	14,000	85,138
Deutsche Boerse AG	2,730	283,613
Evercore Partners, Inc., Class A	5,828	395,138
Franklin Resources, Inc.	5,571	232,812
Goldman Sachs Group, Inc. (The)	2,555	539,769
Invesco Ltd.	33,496	1,061,823
Investec plc	7,079	55,455
Janus Henderson Group plc(1)	1,219	38,143
Julius Baer Group Ltd.	9,227	477,760
London Stock Exchange Group plc	9,620	424,525
NEX Group plc	4,840	40,192
Northern Trust Corp.	10,131	885,855
Partners Group Holding AG	100	61,277
S&P Global, Inc.	1,073	153,235
SBI Holdings, Inc.	5,600	72,509
SEI Investments Co.	3,723	186,485
State Street Corp.	2,544	207,234
T. Rowe Price Group, Inc.	3,736	263,164
UBS Group AG	7,265	115,514
		8,376,548
Chemicals — 0.9%
Air Products & Chemicals, Inc.	3,840	553,190
Arkema SA	3,530	368,864
Axalta Coating Systems Ltd.(1)	2,641	82,663

10

	Shares/ Principal Amount	Value
BASF SE	851	$80,149
Cabot Corp.	7,009	366,080
Chase Corp.	52	5,486
Chr Hansen Holding A/S	3,510	245,805
Covestro AG	558	41,734
Dow Chemical Co. (The)	13,583	841,603
E.I. du Pont de Nemours & Co.	2,303	181,753
FMC Corp.	5,333	401,948
Hitachi Chemical Co. Ltd.	3,100	85,512
Ingevity Corp.(1)	2,164	127,828
Innophos Holdings, Inc.	788	33,325
Innospec, Inc.	483	30,912
Kanto Denka Kogyo Co. Ltd.	2,300	18,774
Koppers Holdings, Inc.(1)	270	9,734
Lenzing AG	210	37,615
Lotte Chemical Corp.	78	25,115
LyondellBasell Industries NV, Class A	2,739	220,544
Minerals Technologies, Inc.	474	34,104
Mitsubishi Chemical Holdings Corp.	17,300	130,980
Mitsui Chemicals, Inc.	9,000	44,695
Monsanto Co.	1,396	163,918
PolyOne Corp.	809	30,208
Scotts Miracle-Gro Co. (The), Class A	979	84,791
Sensient Technologies Corp.	448	35,970
Shin-Etsu Chemical Co. Ltd.	2,800	251,103
Taiyo Nippon Sanso Corp.	4,100	41,611
Tosoh Corp.	16,000	135,946
Valvoline, Inc.	533	11,923
WR Grace & Co.	412	29,536
		4,753,419
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	388	16,700
Advanced Disposal Services, Inc.(1)	1,257	29,313
Brink's Co. (The)	1,521	95,975
Deluxe Corp.	284	19,357
Downer EDI Ltd.	20,983	99,785
G4S plc	24,722	103,522
InnerWorkings, Inc.(1)	1,537	16,661
Interface, Inc.	666	13,686
Intrum Justitia AB	1,629	55,141
Knoll, Inc.	459	9,869
Loomis AB, B Shares	868	32,707
Multi-Color Corp.	507	43,551
Rentokil Initial plc	16,390	56,089
Republic Services, Inc.	4,053	257,811
SP Plus Corp.(1)	111	3,275
Waste Management, Inc.	3,314	241,624
		1,095,066

11

	Shares/ Principal Amount	Value
Communications Equipment — 0.4%
ARRIS International plc(1)	121	$3,393
Ciena Corp.(1)	723	16,976
Cisco Systems, Inc.	50,949	1,606,422
F5 Networks, Inc.(1)	136	17,425
Lumentum Holdings, Inc.(1)	165	9,413
Palo Alto Networks, Inc.(1)	3,569	423,248
		2,076,877
Construction and Engineering — 0.1%
CIMIC Group Ltd.	695	20,915
Dycom Industries, Inc.(1)	151	12,713
Granite Construction, Inc.	596	27,929
Hyundai Development Co-Engineering & Construction	1,396	64,089
Jacobs Engineering Group, Inc.	1,694	88,800
Kier Group plc	550	8,901
Maeda Corp.	2,000	21,616
NCC AB, B Shares	1,928	53,904
Peab AB	4,720	55,990
Toshiba Plant Systems & Services Corp.	2,300	34,225
Valmont Industries, Inc.	181	26,498
		415,580
Construction Materials — 0.3%
Buzzi Unicem SpA	1,620	42,056
CRH plc	14,467	520,942
Eagle Materials, Inc.	617	58,183
HeidelbergCement AG	4,160	387,309
Summit Materials, Inc., Class A(1)	1,209	32,474
Vulcan Materials Co.	1,897	236,461
Wienerberger AG	2,920	68,835
		1,346,260
Consumer Finance — 0.1%
Ally Financial, Inc.	1,262	23,398
American Express Co.	3,035	233,513
Credit Acceptance Corp.(1)	463	99,554
Discover Financial Services	2,142	125,735
Enova International, Inc.(1)	1,087	14,457
Green Dot Corp., Class A(1)	465	17,084
OneMain Holdings, Inc.(1)	1,307	29,486
		543,227
Containers and Packaging — 0.4%
Amcor Ltd.	22,990	262,049
AptarGroup, Inc.	139	11,816
Ball Corp.	7,650	312,885
Bemis Co., Inc.	6,998	312,391
CCL Industries, Inc., Class B	250	59,070
Graphic Packaging Holding Co.	4,811	64,997
Myers Industries, Inc.	366	6,185

12

	Shares/ Principal Amount	Value
RPC Group plc	8,003	$88,473
Silgan Holdings, Inc.	1,583	50,355
Smurfit Kappa Group plc	2,696	75,880
Sonoco Products Co.	4,754	241,075
WestRock Co.	9,670	526,242
		2,011,418
Distributors†
LKQ Corp.(1)	4,992	157,198
Diversified Consumer Services†
AA plc	6,259	18,830
Bright Horizons Family Solutions, Inc.(1)	554	42,503
Capella Education Co.	94	8,136
Chegg, Inc.(1)	2,215	26,580
		96,049
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	1,976	326,593
Challenger Ltd.	10,490	99,693
Compass Diversified Holdings	2,764	44,639
Industrivarden AB, C Shares	2,179	51,495
Investor AB, B Shares	293	13,545
Kinnevik AB, B Shares	2,031	58,327
L E Lundbergforetagen AB, B Shares	138	10,837
Leucadia National Corp.	4,944	120,584
ORIX Corp.	27,700	437,197
		1,162,910
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	8,128	313,172
Deutsche Telekom AG	2,952	58,778
Level 3 Communications, Inc.(1)	5,898	351,049
LG Uplus Corp.	3,954	57,212
Nippon Telegraph & Telephone Corp.	3,700	177,333
Orange SA	6,221	109,298
PCCW Ltd.	120,000	69,913
Swisscom AG	214	102,609
TDC A/S	11,054	65,992
Telefonica SA	17,510	195,007
Telstra Corp. Ltd.	18,885	61,743
Verizon Communications, Inc.	20,343	948,797
		2,510,903
Electric Utilities — 0.8%
ALLETE, Inc.	370	27,154
Edison International	10,396	848,002
EDP - Energias de Portugal SA	39,746	146,180
Endesa SA	7,400	184,668
Enel SpA	13,847	74,011
Eversource Energy	2,237	138,851
FirstEnergy Corp.	11,692	341,874

13

	Shares/ Principal Amount	Value
PG&E Corp.	10,805	$738,846
Pinnacle West Capital Corp.	2,584	228,296
PPL Corp.	12,089	482,472
Spark Energy, Inc., Class A	78	3,420
Tata Power Co. Ltd. (The)	27,455	34,468
Westar Energy, Inc.	2,483	131,475
Xcel Energy, Inc.	16,402	785,820
		4,165,537
Electrical Equipment — 0.4%
ABB Ltd.	2,711	68,101
AMETEK, Inc.	1,963	119,782
Eaton Corp. plc	5,547	429,227
Emerson Electric Co.	5,159	305,000
Furukawa Electric Co. Ltd.	800	35,792
Generac Holdings, Inc.(1)	449	15,558
Hubbell, Inc.	3,363	389,805
Mabuchi Motor Co. Ltd.	900	50,709
Melrose Industries plc	34,706	106,985
Nexans SA	1,039	56,823
Rockwell Automation, Inc.	1,302	206,654
Schneider Electric SE	373	28,727
Thermon Group Holdings, Inc.(1)	368	6,816
Vestas Wind Systems A/S	2,158	191,798
		2,011,777
Electronic Equipment, Instruments and Components — 0.5%
Alps Electric Co. Ltd.	1,400	39,314
Anritsu Corp.	3,000	25,950
AVX Corp.	539	8,824
Belden, Inc.	115	8,165
CDW Corp.	2,663	160,259
Coherent, Inc.(1)	102	25,311
Dolby Laboratories, Inc., Class A	3,541	178,431
Fabrinet(1)	226	7,962
Hexagon AB, B Shares	8,100	354,796
IPG Photonics Corp.(1)	51	7,091
Keyence Corp.	800	363,413
Keysight Technologies, Inc.(1)	9,735	376,160
National Instruments Corp.	847	32,313
Omron Corp.	3,084	128,929
Orbotech Ltd.(1)	457	16,306
OSI Systems, Inc.(1)	398	31,518
TE Connectivity Ltd.	9,984	787,238
Tongda Group Holdings Ltd.	170,000	48,431
Topcon Corp.	1,800	32,880
Trimble, Inc.(1)	4,239	152,774
TTM Technologies, Inc.(1)	1,089	17,685
VeriFone Systems, Inc.(1)	1,656	30,288
		2,834,038

14

	Shares/ Principal Amount	Value
Energy Equipment and Services — 0.8%
Baker Hughes, Inc.	20,944	$1,155,062
Dril-Quip, Inc.(1)	5,671	281,282
Halliburton Co.	4,587	207,286
Helix Energy Solutions Group, Inc.(1)	827	4,118
Helmerich & Payne, Inc.	4,711	248,081
Keane Group, Inc.(1)	507	7,798
Mammoth Energy Services, Inc.(1)	588	10,684
National Oilwell Varco, Inc.	9,892	323,172
Petrofac Ltd.	4,705	23,036
Rowan Cos. plc(1)	2,714	32,677
Schlumberger Ltd.	21,091	1,467,723
Subsea 7 SA	10,419	149,824
TechnipFMC plc(1)	1,132	32,771
Trican Well Service Ltd.(1)	12,540	37,225
		3,980,739
Equity Real Estate Investment Trusts (REITs) — 2.2%
Activia Properties, Inc.	25	115,350
Alexandria Real Estate Equities, Inc.	2,389	278,749
American Homes 4 Rent, Class A	1,119	25,144
American Tower Corp.	2,549	334,403
Apartment Investment & Management Co., Class A	4,787	205,458
Armada Hoffler Properties, Inc.	1,221	16,129
Ascendas Real Estate Investment Trust	56,800	107,553
AvalonBay Communities, Inc.	1,892	361,826
Boston Properties, Inc.	2,060	249,919
British Land Co. plc (The)	16,732	136,680
BWP Trust	8,988	20,303
Canadian Apartment Properties REIT	2,120	52,543
Care Capital Properties, Inc.	7,658	201,329
CareTrust REIT, Inc.	812	14,819
Charter Hall Group	25,883	109,432
Chatham Lodging Trust	304	6,034
Colony Starwood Homes	7,050	243,718
Community Healthcare Trust, Inc.	505	12,474
Corporate Office Properties Trust	947	31,942
Crown Castle International Corp.	1,553	157,862
CyrusOne, Inc.	3,177	178,738
Daiwa House REIT Investment Corp.	55	141,634
Derwent London plc	1,557	55,489
Dexus	24,026	185,488
DiamondRock Hospitality Co.	661	7,330
Digital Realty Trust, Inc.	1,359	160,620
Duke Realty Corp.	2,411	69,123
DuPont Fabros Technology, Inc.	1,457	79,596
Empire State Realty Trust, Inc.	13,027	270,962
EPR Properties	77	5,460

15

	Shares/ Principal Amount	Value
Equinix, Inc.	920	$405,729
Equity Residential	5,208	338,989
Essex Property Trust, Inc.	1,261	323,976
Extra Space Storage, Inc.	3,518	272,539
Four Corners Property Trust, Inc.	328	8,075
Gaming and Leisure Properties, Inc.	3,885	142,618
Gecina SA	1,246	191,548
GGP, Inc.	5,463	121,716
Goodman Group	28,464	179,777
Healthcare Trust of America, Inc., Class A	2,807	86,147
Hudson Pacific Properties, Inc.	4,756	155,807
Hulic Reit, Inc.	78	129,026
Kite Realty Group Trust	2,173	39,049
Lexington Realty Trust	966	9,283
Link REIT	23,000	181,520
MedEquities Realty Trust, Inc.	1,906	22,262
Medical Properties Trust, Inc.	1,087	14,077
Merlin Properties Socimi SA	8,606	109,147
MGM Growth Properties LLC, Class A	12,037	338,842
Mirvac Group	5,861	9,929
National Health Investors, Inc.	260	19,635
Nippon Building Fund, Inc.	14	74,582
Orix JREIT, Inc.	48	76,020
Paramount Group, Inc.	7,930	122,281
Physicians Realty Trust	4,487	91,266
Piedmont Office Realty Trust, Inc., Class A	11,826	250,593
Prologis, Inc.	6,424	356,789
PS Business Parks, Inc.	113	14,270
Pure Industrial Real Estate Trust	15,146	75,907
QTS Realty Trust, Inc., Class A	524	27,363
Rayonier, Inc.	3,415	95,927
Regency Centers Corp.	2,381	144,908
RLJ Lodging Trust	351	7,143
Sabra Health Care REIT, Inc.	647	15,159
Safestore Holdings plc	20,430	115,821
SBA Communications Corp.(1)	3,367	465,252
Scentre Group	37,489	118,667
Segro plc	43,085	279,230
Simon Property Group, Inc.	1,851	285,517
Summit Hotel Properties, Inc.	741	13,264
Sun Communities, Inc.	100	8,614
Sunstone Hotel Investors, Inc.	9,076	141,676
UDR, Inc.	834	32,201
Unibail-Rodamco SE	893	230,374
UNITE Group plc (The)	8,158	66,220
Urban Edge Properties	3,127	74,548
Urstadt Biddle Properties, Inc., Class A	557	10,427

16

	Shares/ Principal Amount	Value
Ventas, Inc.	5,386	$358,115
Welltower, Inc.	3,735	270,937
Westfield Corp.	7,971	50,226
Weyerhaeuser Co.	17,736	584,579
WP Carey, Inc.	6,206	404,817
		11,798,491
Food and Staples Retailing — 0.9%
Ain Holdings, Inc.	400	32,181
Axfood AB	803	13,433
Costco Wholesale Corp.	774	139,653
CVS Health Corp.	14,532	1,116,493
Jeronimo Martins SGPS SA	16,030	319,089
Kroger Co. (The)	4,978	148,245
METRO AG	940	31,467
Sysco Corp.	4,953	270,236
Wal-Mart Stores, Inc.	24,581	1,932,067
Walgreens Boots Alliance, Inc.	7,196	583,020
		4,585,884
Food Products — 1.1%
a2 Milk Co. Ltd.(1)	18,740	44,281
Associated British Foods plc	6,880	265,582
Blue Buffalo Pet Products, Inc.(1)	3,745	87,970
Bunge Ltd.	1,778	142,187
Calbee, Inc.	9,300	360,244
Campbell Soup Co.	6,902	397,900
Chocoladefabriken Lindt & Spruengli AG	30	182,283
Conagra Brands, Inc.	12,630	486,760
Dean Foods Co.	8,331	151,958
General Mills, Inc.	8,980	509,525
Glanbia plc	1,330	27,042
Hormel Foods Corp.	4,672	157,119
Hostess Brands, Inc.(1)	1,106	17,408
J.M. Smucker Co. (The)	1,588	203,026
John B Sanfilippo & Son, Inc.	116	7,513
Kellogg Co.	3,834	274,514
Kerry Group plc, A Shares	3,110	274,563
Lamb Weston Holdings, Inc.	2,137	99,178
Mead Johnson Nutrition Co.	1,568	140,211
Mondelez International, Inc., Class A	22,885	1,066,212
Nestle SA	700	59,734
Premium Brands Holdings Corp.	740	50,579
TreeHouse Foods, Inc.(1)	2,214	170,877
Tyson Foods, Inc., Class A	7,583	434,809
		5,611,475
Gas Utilities — 0.1%
Atmos Energy Corp.	2,314	192,779
National Fuel Gas Co.	4,312	244,749

17

	Shares/ Principal Amount	Value
Spire, Inc.	3,397	$240,678
		678,206
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	14,415	658,189
Ambu A/S, B Shares	271	18,172
Baxter International, Inc.	7,793	462,203
Becton Dickinson and Co.	3,131	592,479
BioMerieux	310	65,295
Cooper Cos., Inc. (The)	288	63,000
CR Bard, Inc.	657	201,981
Danaher Corp.	2,203	187,123
Edwards Lifesciences Corp.(1)	3,047	350,618
Essilor International SA	1,944	258,452
Hill-Rom Holdings, Inc.	52	4,023
Hologic, Inc.(1)	14,416	624,357
Intuitive Surgical, Inc.(1)	469	428,985
Ion Beam Applications	648	39,315
Masimo Corp.(1)	213	18,540
Medtronic plc	17,238	1,452,819
Merit Medical Systems, Inc.(1)	934	33,157
Nevro Corp.(1)	1,439	99,046
NuVasive, Inc.(1)	1,930	144,808
STERIS plc	2,879	223,295
Sysmex Corp.	3,400	202,004
Teleflex, Inc.	1,127	225,423
Utah Medical Products, Inc.	224	15,053
Varex Imaging Corp.(1)	541	18,583
West Pharmaceutical Services, Inc.	1,523	147,761
Zimmer Biomet Holdings, Inc.	13,704	1,633,654
		8,168,335
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(1)	447	18,479
Ambea AB(1)	2,904	30,656
Amedisys, Inc.(1)	2,206	132,183
American Renal Associates Holdings, Inc.(1)	643	10,416
AMN Healthcare Services, Inc.(1)	931	33,749
Anthem, Inc.	3,210	585,343
Cardinal Health, Inc.	5,627	418,030
Chartwell Retirement Residences	4,271	50,840
Cigna Corp.	521	84,001
CVS Group plc	3,170	57,467
Express Scripts Holding Co.(1)	6,684	399,369
Fresenius Medical Care AG & Co. KGaA	2,840	271,687
HCA Healthcare, Inc.(1)	5,834	477,863
HealthEquity, Inc.(1)	606	27,755
Humana, Inc.	1,007	233,886
LifePoint Health, Inc.(1)	6,276	381,581

18

	Shares/ Principal Amount	Value
McKesson Corp.	2,585	$421,588
Miraca Holdings, Inc.	2,300	96,673
Owens & Minor, Inc.	604	19,255
PharMerica Corp.(1)	317	7,830
Providence Service Corp. (The)(1)	446	20,846
Quest Diagnostics, Inc.	3,666	398,751
Tivity Health, Inc.(1)	1,127	38,262
UnitedHealth Group, Inc.	5,782	1,012,891
Universal Health Services, Inc., Class B	975	110,818
		5,340,219
Health Care Technology — 0.1%
Cerner Corp.(1)	2,749	179,647
CompuGroup Medical SE	613	34,830
Cotiviti Holdings, Inc.(1)	585	22,306
Evolent Health, Inc., Class A(1)	1,030	23,638
RaySearch Laboratories AB(1)	1,594	43,833
Veeva Systems, Inc., Class A(1)	703	44,669
		348,923
Hotels, Restaurants and Leisure — 0.9%
Accor SA	5,330	253,060
Aramark	2,008	74,818
Carnival Corp.	14,239	912,293
Carnival plc	3,170	202,994
Cedar Fair LP	397	28,195
Chipotle Mexican Grill, Inc.(1)	817	389,995
Churchill Downs, Inc.	365	61,192
ClubCorp Holdings, Inc.	3,553	47,255
Compass Group plc	12,630	271,761
Corporate Travel Management Ltd.	1,680	27,501
Darden Restaurants, Inc.	8,220	731,005
Domino's Pizza Enterprises Ltd.	4,410	188,321
Elior Group	370	10,482
Hilton Worldwide Holdings, Inc.	3,725	247,601
Jack in the Box, Inc.	94	10,018
Las Vegas Sands Corp.	5,364	317,173
McDonald's Corp.	72	10,864
MGM Resorts International	5,853	185,657
NH Hotel Group SA(1)	2,360	13,812
Papa John's International, Inc.	1,234	99,423
Planet Fitness, Inc., Class A	1,023	22,353
Red Robin Gourmet Burgers, Inc.(1)	261	18,812
Royal Caribbean Cruises Ltd.	2,115	233,031
Sands China Ltd.	31,200	143,937
Texas Roadhouse, Inc.	217	10,616
Vail Resorts, Inc.	619	132,404
		4,644,573
Household Durables — 0.3%
Cairn Homes plc(1)	36,108	64,493

19

	Shares/ Principal Amount	Value
DR Horton, Inc.	1,310	$42,824
Electrolux ABSeries B	7,119	228,607
Garmin Ltd.	1,690	87,948
Haier Electronics Group Co. Ltd.	23,000	58,499
Installed Building Products, Inc.(1)	437	21,675
Mohawk Industries, Inc.(1)	476	113,907
Newell Brands, Inc.	8,859	469,084
NVR, Inc.(1)	65	148,355
PulteGroup, Inc.	9,482	214,957
SEB SA	264	46,323
		1,496,672
Household Products — 0.5%
Church & Dwight Co., Inc.	3,700	191,142
Kimberly-Clark Corp.	3,303	428,498
Procter & Gamble Co. (The)	16,656	1,467,227
Reckitt Benckiser Group plc	2,040	208,646
Spectrum Brands Holdings, Inc.	3,347	450,004
		2,745,517
Independent Power and Renewable Electricity Producers†
eRex Co. Ltd.	2,700	25,549
Uniper SE(1)	4,108	80,089
		105,638
Industrial Conglomerates — 0.7%
3M Co.	2,119	433,272
Carlisle Cos., Inc.	4,087	414,136
DCC plc	806	76,589
General Electric Co.	54,486	1,491,826
Honeywell International, Inc.	3,592	477,700
Koninklijke Philips NV	9,630	340,330
Siemens AG	2,169	309,563
		3,543,416
Insurance — 1.5%
Aflac, Inc.	5,874	442,782
AIA Group Ltd.	57,800	409,808
Allianz SE	2,180	418,517
Allied World Assurance Co. Holdings AG	460	24,182
Allstate Corp. (The)	5,011	432,650
Arthur J Gallagher & Co.	1,973	111,928
Atlas Financial Holdings, Inc.(1)	236	3,540
Aviva plc	56,785	384,114
AXA SA	6,040	161,077
Brown & Brown, Inc.	4,548	197,520
Chubb Ltd.	8,576	1,227,997
CNP Assurances	8,444	185,727
Dai-ichi Life Holdings, Inc.	1,700	28,313
Everest Re Group Ltd.	986	251,085
Hannover Rueck SE	1,393	165,872

20

	Shares/ Principal Amount	Value
Hanover Insurance Group, Inc. (The)	702	$58,540
Hiscox Ltd.	15,324	242,459
Infinity Property & Casualty Corp.	62	5,936
James River Group Holdings Ltd.	976	38,689
Kinsale Capital Group, Inc.	552	20,004
Legal & General Group plc	11,284	36,609
Lincoln National Corp.	746	48,475
Loews Corp.	1,304	61,497
Mapfre SA	34,318	122,053
MetLife, Inc.	7,237	366,120
Muenchener Rueckversicherungs-Gesellschaft AG	332	65,546
NN Group NV	2,262	81,313
Old Republic International Corp.	5,417	107,148
ProAssurance Corp.	2,376	141,491
Reinsurance Group of America, Inc.	2,140	266,451
RLI Corp.	595	33,046
SCOR SE	663	26,101
Sompo Holdings, Inc.	700	27,014
Sony Financial Holdings, Inc.	1,500	23,093
St. James's Place plc	17,385	262,749
Storebrand ASA	4,590	29,960
Swiss Re AG	2,469	225,092
Torchmark Corp.	1,317	99,433
Travelers Cos., Inc. (The)	2,838	354,324
Trisura Group Ltd.(1)(2)	13	205
UnipolSai Assicurazioni SpA	15,798	35,777
Unum Group	6,622	297,858
Validus Holdings Ltd.	2,813	150,214
Zurich Insurance Group AG	1,218	358,024
		8,030,333
Internet and Direct Marketing Retail — 0.9%
Amazon.com, Inc.(1)	2,871	2,855,554
ASOS plc(1)	5,396	446,141
Expedia, Inc.	3,197	459,665
Priceline Group, Inc. (The)(1)	20	37,542
Rakuten, Inc.	20,000	243,070
Shutterfly, Inc.(1)	890	44,046
Start Today Co. Ltd.	16,100	401,809
Zalando SE(1)	8,148	389,096
		4,876,923
Internet Software and Services — 1.4%
2U, Inc.(1)	700	29,925
Alarm.com Holdings, Inc.(1)	685	22,297
Alphabet, Inc., Class A(1)	4,367	4,310,622
Carbonite, Inc.(1)	80	1,488
CoStar Group, Inc.(1)	483	126,338
Criteo SA ADR(1)	3,770	197,661

21

	Shares/ Principal Amount	Value
eBay, Inc.(1)	2,331	$79,953
Facebook, Inc., Class A(1)	12,517	1,895,825
Five9, Inc.(1)	1,097	24,650
j2 Global, Inc.	204	17,262
Just Eat plc(1)	5,030	43,519
LogMeIn, Inc.	1,959	217,449
Mixi, Inc.	200	12,551
Q2 Holdings, Inc.(1)	700	27,720
Shopify, Inc., Class A(1)	318	29,212
Stamps.com, Inc.(1)	30	4,137
VeriSign, Inc.(1)	2,005	180,771
Wix.com Ltd.(1)	200	14,740
		7,236,120
IT Services — 0.8%
Accenture plc, Class A	87	10,829
Acxiom Corp.(1)	915	23,973
Alliance Data Systems Corp.	789	190,252
Amadeus IT Group SA, A Shares	1,800	104,842
Booz Allen Hamilton Holding Corp.	5,777	227,845
CSG Systems International, Inc.	990	39,491
CSRA, Inc.	1,212	36,554
DXC Technology Co.(1)	3,497	271,087
EVERTEC, Inc.	2,345	38,692
Fidelity National Information Services, Inc.	3,436	295,049
First Data Corp., Class A(1)	7,025	120,338
Fiserv, Inc.(1)	3,288	411,921
Global Payments, Inc.	1,855	169,937
GMO Payment Gateway, Inc.	600	34,944
International Business Machines Corp.	5,249	801,155
Jack Henry & Associates, Inc.	631	67,018
MAXIMUS, Inc.	110	6,829
Presidio, Inc.(1)	1,053	16,185
Science Applications International Corp.	332	25,229
Teradata Corp.(1)	1,536	41,871
Vantiv, Inc., Class A(1)	3,200	200,704
Visa, Inc., Class A	8,903	847,833
Worldpay Group plc	90,973	364,067
		4,346,645
Leisure Products — 0.2%
Brunswick Corp.	7,881	435,504
Malibu Boats, Inc., Class A(1)	420	10,185
Mattel, Inc.	21,156	484,684
MCBC Holdings, Inc.	787	15,134
Sega Sammy Holdings, Inc.	5,500	69,774
		1,015,281
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc.	3,860	232,912

22

	Shares/ Principal Amount	Value
Bio-Techne Corp.	1,291	$144,695
Eurofins Scientific SE	55	29,208
Illumina, Inc.(1)	1,139	202,013
Lonza Group AG	2,374	491,688
PRA Health Sciences, Inc.(1)	375	27,094
Waters Corp.(1)	975	175,130
		1,302,740
Machinery — 1.2%
Cargotec Oyj, B Shares	1,269	75,553
Caterpillar, Inc.	1,576	166,158
CIRCOR International, Inc.	266	17,146
Cummins, Inc.	5,729	903,463
DMG Mori Co. Ltd.	1,400	22,021
Donaldson Co., Inc.	1,442	69,158
EnPro Industries, Inc.	883	58,993
FANUC Corp.	1,000	196,569
Fortive Corp.	705	44,027
Gardner Denver Holdings, Inc.(1)	497	11,396
Global Brass & Copper Holdings, Inc.	1,053	31,906
Graham Corp.	379	7,933
Harsco Corp.(1)	1,037	15,451
Hitachi Construction Machinery Co. Ltd.	1,900	44,073
Industria Macchine Automatiche SpA	350	31,277
Ingersoll-Rand plc	11,562	1,035,955
ITT, Inc.	1,366	51,922
John Bean Technologies Corp.	1,333	115,038
Kennametal, Inc.	2,534	97,483
KION Group AG	817	60,445
Komatsu Ltd.	10,600	252,055
Konecranes Oyj, Class B	1,221	50,379
Middleby Corp. (The)(1)	2,002	256,977
NSK Ltd.	5,500	65,553
Oshkosh Corp.	2,277	143,724
Parker-Hannifin Corp.	3,760	592,087
Rexnord Corp.(1)	681	15,527
Sandvik AB	29,097	455,969
SKF AB, B Shares	3,705	75,793
Snap-on, Inc.	2,119	342,558
Stanley Black & Decker, Inc.	399	54,919
Timken Co. (The)	681	31,428
Toro Co. (The)	3,928	269,029
WABCO Holdings, Inc.(1)	2,737	333,421
Wabtec Corp.	2,499	204,293
Weir Group plc (The)	12,580	294,350
Woodward, Inc.	232	15,804
		6,509,833
Marine — 0.1%
AP Moller - Maersk A/S, B Shares	140	266,618

23

	Shares/ Principal Amount	Value
Media — 0.8%
AMC Entertainment Holdings, Inc., Class A	480	$10,800
Charter Communications, Inc., Class A(1)	95	32,827
Cineworld Group plc	6,020	55,691
Comcast Corp., Class A	22,686	945,779
CyberAgent, Inc.	5,500	198,646
DISH Network Corp., Class A(1)	7,094	452,384
Emerald Expositions Events, Inc.(1)	317	6,492
Entravision Communications Corp., Class A	8,301	47,731
Gray Television, Inc.(1)	912	10,990
Liberty Media Corp-Liberty Formula One, Class C(1)	2,112	70,330
Madison Square Garden Co. (The)(1)	55	10,748
Metropole Television SA	1,221	29,078
MSG Networks, Inc., Class A(1)	3,721	78,327
Omnicom Group, Inc.	4,815	403,112
ProSiebenSat.1 Media SE	3,935	167,068
Publicis Groupe SA	4,120	315,412
RTL Group SA	682	53,077
Scripps Networks Interactive, Inc., Class A	1,258	83,305
Sirius XM Holdings, Inc.	25,551	134,143
Time Warner, Inc.	2,069	205,845
Townsquare Media, Inc.(1)	538	5,412
Twenty-First Century Fox, Inc., Class A	18,102	490,926
Walt Disney Co. (The)	2,759	297,806
		4,105,929
Metals and Mining — 0.4%
Anglo American plc(1)	3,854	51,221
Barrick Gold Corp.	20,889	345,504
BHP Billiton plc	1,523	23,018
Boliden AB	1,920	52,554
Centamin plc	6,453	13,843
Evraz plc(1)	15,456	37,837
Fortescue Metals Group Ltd.	24,474	88,199
Glencore plc	4,293	15,770
Lundin Mining Corp.	6,000	33,046
Nucor Corp.	6,795	394,790
Regis Resources Ltd.	9,969	24,222
Reliance Steel & Aluminum Co.	1,631	118,982
Rio Tinto Ltd.	6,800	317,363
Rio Tinto plc	6,204	248,000
Salzgitter AG	760	28,942
SSAB AB, A Shares(1)	5,800	23,670
Steel Dynamics, Inc.	1,679	57,069
Teck Resources Ltd., Class B	2,640	47,150
Vedanta Resources plc	7,005	55,192
		1,976,372
Mortgage Real Estate Investment Trusts (REITs)†
Blackstone Mortgage Trust, Inc., Class A	251	7,794
New Residential Investment Corp.	327	5,261

24

	Shares/ Principal Amount	Value
Starwood Property Trust, Inc.	4,215	$92,814
Two Harbors Investment Corp.	1,966	19,621
		125,490
Multi-Utilities — 0.2%
Ameren Corp.	3,939	223,538
Centrica plc	63,161	165,445
E.ON SE	16,375	143,259
Engie SA	5,967	91,061
NorthWestern Corp.	3,168	196,289
		819,592
Multiline Retail — 0.3%
B&M European Value Retail SA	8,840	41,493
Dollar General Corp.	1,613	118,378
Dollar Tree, Inc.(1)	6,688	519,657
Don Quijote Holdings Co. Ltd.	1,400	54,736
Marks & Spencer Group plc	9,765	48,125
Nordstrom, Inc.	441	18,434
Ollie's Bargain Outlet Holdings, Inc.(1)	604	24,855
Ryohin Keikaku Co. Ltd.	600	156,190
Seria Co. Ltd.	1,200	58,077
Target Corp.	7,935	437,615
		1,477,560
Oil, Gas and Consumable Fuels — 2.3%
Aegean Marine Petroleum Network, Inc.	698	3,211
Anadarko Petroleum Corp.	14,417	728,491
Apache Corp.	4,336	202,751
Ardmore Shipping Corp.	1,935	13,932
BP plc	25,022	150,462
Callon Petroleum Co.(1)	2,208	24,995
Chevron Corp.	10,274	1,063,153
Cimarex Energy Co.	876	94,223
Concho Resources, Inc.(1)	2,487	315,302
Contango Oil & Gas Co.(1)	1,447	8,914
Devon Energy Corp.	7,848	266,675
Eclipse Resources Corp.(1)	4,849	10,862
EQT Corp.	9,713	536,837
Extraction Oil & Gas, Inc.(1)	873	12,431
Exxon Mobil Corp.	11,048	889,364
Galp Energia SGPS SA	572	8,822
Imperial Oil Ltd.	37,064	1,048,663
JXTG Holdings, Inc.	44,850	195,356
Kinder Morgan, Inc.	14,507	272,151
Lundin Petroleum AB(1)	14,333	278,368
Marathon Petroleum Corp.	5,415	281,797
Noble Energy, Inc.	13,506	387,487
Occidental Petroleum Corp.	17,609	1,037,698
OMV AG	2,441	127,247

25

	Shares/ Principal Amount	Value
ONEOK, Inc.	2,172	$107,905
Repsol SA	9,204	154,211
Royal Dutch Shell plc, A Shares	11,205	303,979
Royal Dutch Shell plc ADR	4,960	278,802
Royal Dutch Shell plc, B Shares	17,197	474,946
RSP Permian, Inc.(1)	605	21,532
Scorpio Tankers, Inc.	2,825	10,509
Seven Generations Energy Ltd., Class A(1)	2,315	41,524
SK Innovation Co. Ltd.	647	97,663
Spectra Energy Partners LP	2,558	110,352
Statoil ASA	3,270	56,852
TOTAL SA	11,939	633,970
TOTAL SA ADR	18,110	947,153
Tullow Oil plc(1)	81,144	191,117
WildHorse Resource Development Corp.(1)	846	10,084
Williams Cos., Inc. (The)	15,901	454,769
		11,854,560
Paper and Forest Products†
KapStone Paper and Packaging Corp.	885	18,700
UPM-Kymmene Oyj	3,853	108,640
		127,340
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	423	30,938
Estee Lauder Cos., Inc. (The), Class A	2,764	260,203
Inter Parfums, Inc.	426	14,825
Kose Corp.	3,200	345,282
L'Oreal SA	1,550	331,610
Medifast, Inc.	99	4,119
Nu Skin Enterprises, Inc., Class A	1,400	76,832
Pola Orbis Holdings, Inc.	500	13,996
Unilever NV CVA	13,580	773,433
		1,851,238
Pharmaceuticals — 1.6%
Aerie Pharmaceuticals, Inc.(1)	129	7,153
Allergan plc	1,751	391,786
AstraZeneca plc	696	46,936
Bristol-Myers Squibb Co.	4,497	242,613
Catalent, Inc.(1)	1,259	44,732
Dermira, Inc.(1)	209	5,731
Eli Lilly & Co.	1,468	116,809
GlaxoSmithKline plc	9,231	202,609
H Lundbeck A/S	659	35,162
Horizon Pharma plc(1)	842	8,420
Impax Laboratories, Inc.(1)	344	5,246
Indivior plc	5,891	24,721
Jazz Pharmaceuticals plc(1)	833	121,251
Johnson & Johnson	14,579	1,869,757
26

	Shares/ Principal Amount	Value
Medicines Co. (The)(1)	258	$10,261
Merck & Co., Inc.	23,338	1,519,537
Nippon Shinyaku Co. Ltd.	700	40,831
Pacira Pharmaceuticals, Inc.(1)	192	8,525
Pfizer, Inc.	48,782	1,592,732
Roche Holding AG	5,277	1,448,172
Sanofi	1,271	125,887
Sawai Pharmaceutical Co. Ltd.	1,000	54,086
Supernus Pharmaceuticals, Inc.(1)	303	11,393
Teva Pharmaceutical Industries Ltd. ADR	2,950	82,187
Theravance Biopharma, Inc.(1)	116	4,234
Zoetis, Inc.	6,084	378,912
		8,399,683
Professional Services — 0.2%
Advisory Board Co. (The)(1)	235	12,150
Equifax, Inc.	1,533	209,714
Huron Consulting Group, Inc.(1)	135	5,609
IHS Markit Ltd.(1)	2,457	112,654
Korn/Ferry International	804	25,816
ManpowerGroup, Inc.	737	75,078
On Assignment, Inc.(1)	195	10,218
Outsourcing, Inc.	700	31,982
RELX plc	13,580	290,978
Teleperformance	682	89,215
Temp Holdings Co. Ltd.	3,000	59,242
Verisk Analytics, Inc., Class A(1)	2,971	240,324
Yumeshin Holdings Co. Ltd.	2,500	16,614
		1,179,594
Real Estate Management and Development — 0.6%
Aroundtown Property Holdings plc	6,776	35,091
Ayala Land, Inc.	116,100	91,900
CapitaLand Ltd.	17,600	45,283
Central Pattana PCL	26,800	53,309
Cheung Kong Property Holdings Ltd.	34,000	255,244
China Overseas Land & Investment Ltd.	18,000	54,052
China Resources Land Ltd.	40,000	117,548
City Developments Ltd.	10,700	82,358
Country Garden Holdings Co. Ltd.	208,000	245,835
Daito Trust Construction Co. Ltd.	1,000	157,743
Daiwa House Industry Co. Ltd.	1,400	45,748
Deutsche Wohnen AG	10,450	409,867
Fabege AB	7,660	143,921
FirstService Corp.	308	19,269
Global Logistic Properties Ltd.	32,200	67,488
Grand City Properties SA	521	10,795
Hang Lung Properties Ltd.	11,000	28,444
Hongkong Land Holdings Ltd.	15,000	113,400

27

	Shares/ Principal Amount	Value
Iguatemi Empresa de Shopping Centers SA	6,100	$59,587
Inmobiliaria Colonial SA	17,834	145,005
Kerry Properties Ltd.	5,000	17,677
Leopalace21 Corp.	12,800	75,355
Longfor Properties Co. Ltd.	44,500	90,570
Mitsubishi Estate Co. Ltd.	6,700	125,137
Mitsui Fudosan Co. Ltd.	7,500	177,494
New World Development Co. Ltd.	23,000	28,630
PT Bumi Serpong Damai Tbk	270,300	36,730
RE/MAX Holdings, Inc., Class A	293	15,573
Realogy Holdings Corp.	3,653	111,270
RMR Group, Inc. (The), Class A	32	1,571
Sumitomo Realty & Development Co. Ltd.	5,000	150,790
Sun Hung Kai Properties Ltd.	8,000	118,370
Wharf Holdings Ltd. (The)	13,000	110,606
Wheelock & Co. Ltd.	7,000	52,371
		3,294,031
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	515	81,488
DSV A/S	8,342	507,843
Firstgroup plc(1)	5,829	11,251
Heartland Express, Inc.	16,579	322,462
Norfolk Southern Corp.	1,001	124,154
Saia, Inc.(1)	334	15,431
Union Pacific Corp.	11,280	1,244,184
		2,306,813
Semiconductors and Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.(1)	1,001	11,201
Analog Devices, Inc.	792	67,922
Applied Materials, Inc.	41,366	1,897,872
ASM Pacific Technology Ltd.	6,300	90,386
ASML Holding NV	3,656	482,568
Broadcom Ltd.	2,524	604,448
Cavium, Inc.(1)	1,598	116,606
Cypress Semiconductor Corp.	1,475	20,635
Dialog Semiconductor plc(1)	4,930	235,342
Disco Corp.	200	34,492
Infineon Technologies AG	11,140	246,403
Inphi Corp.(1)	263	10,436
Intel Corp.	33,319	1,203,149
KLA-Tencor Corp.	2,179	226,616
Kulicke & Soffa Industries, Inc.(1)	1,005	22,261
Lam Research Corp.	7,688	1,192,947
MACOM Technology Solutions Holdings, Inc.(1)	193	11,767
Marvell Technology Group Ltd.	4,064	70,063
Maxim Integrated Products, Inc.	12,735	608,733
Microsemi Corp.(1)	850	41,744

28

	Shares/ Principal Amount	Value
Monolithic Power Systems, Inc.	308	$30,246
NVIDIA Corp.	1,415	204,255
Power Integrations, Inc.	173	11,582
QUALCOMM, Inc.	15,089	864,147
Rohm Co. Ltd.	2,400	192,650
Skyworks Solutions, Inc.	278	29,588
Sumco Corp.	4,400	72,744
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,441	50,954
Teradyne, Inc.	10,735	381,629
Texas Instruments, Inc.	8,298	684,502
Tower Semiconductor Ltd.(1)	782	20,245
X-Fab Silicon Foundries SE(1)	2,863	29,267
		9,767,400
Software — 1.9%
Activision Blizzard, Inc.	10,713	627,568
Adobe Systems, Inc.(1)	4,883	692,702
BroadSoft, Inc.(1)	1,110	44,400
Cadence Design Systems, Inc.(1)	124	4,357
Callidus Software, Inc.(1)	916	21,892
CDK Global, Inc.	2,056	126,362
Citrix Systems, Inc.(1)	740	61,080
Electronic Arts, Inc.(1)	5,171	586,029
Guidewire Software, Inc.(1)	1,913	127,062
Intuit, Inc.	2,859	402,090
Microsoft Corp.	38,570	2,693,729
Oracle Corp. (New York)	38,415	1,743,657
Oracle Corp. (Tokyo)(1)	300	17,661
Proofpoint, Inc.(1)	195	16,770
RealPage, Inc.(1)	781	27,023
RingCentral, Inc., Class A(1)	1,003	34,202
salesforce.com, Inc.(1)	3,375	302,535
SAP SE	3,510	376,316
ServiceNow, Inc.(1)	1,656	173,300
Splunk, Inc.(1)	5,201	318,509
SS&C Technologies Holdings, Inc.	31	1,165
Symantec Corp.	6,215	188,377
Synopsys, Inc.(1)	1,515	113,428
Take-Two Interactive Software, Inc.(1)	88	6,753
Temenos Group AG	3,510	326,520
Tyler Technologies, Inc.(1)	1,314	224,536
VMware, Inc., Class A(1)	6,942	674,415
		9,932,438
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	5,738	766,769
AutoZone, Inc.(1)	156	94,523
Best Buy Co., Inc.	8,316	493,887
Burlington Stores, Inc.(1)	1,831	179,163

29

	Shares/ Principal Amount	Value
Camping World Holdings, Inc., Class A	772	$20,844
Children's Place, Inc. (The)	553	59,835
CST Brands, Inc.	2,702	130,588
Foundation Building Materials, Inc.(1)	1,281	17,293
Home Depot, Inc. (The)	1,954	299,959
Industria de Diseno Textil SA	11,340	463,628
L Brands, Inc.	3,106	160,270
Lowe's Cos., Inc.	7,652	602,748
Maisons du Monde SA(1)	1,934	73,020
MarineMax, Inc.(1)	1,041	18,790
Michaels Cos., Inc. (The)(1)	3,136	60,619
Nitori Holdings Co. Ltd.	2,600	380,081
O'Reilly Automotive, Inc.(1)	2,887	698,885
Penske Automotive Group, Inc.	354	14,992
Pier 1 Imports, Inc.	518	2,595
RH(1)	225	12,625
Ross Stores, Inc.	6,096	389,656
Sleep Country Canada Holdings, Inc.	2,140	61,783
TJX Cos., Inc. (The)	4,700	353,487
Tokyo Base Co. Ltd.(1)	600	18,474
Ulta Salon Cosmetics & Fragrance, Inc.(1)	484	147,543
		5,522,057
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc.	21,533	3,289,381
Asetek A/S	1,849	24,181
Brother Industries Ltd.	2,800	62,144
Canon, Inc.	2,700	92,153
Cray, Inc.(1)	1,034	18,354
Lite-On Technology Corp.	15,000	25,184
Logitech International SA	3,439	125,694
NetApp, Inc.	133	5,385
Quanta Computer, Inc.	37,000	84,630
Samsung Electronics Co. Ltd.	29	57,891
		3,784,997
Textiles, Apparel and Luxury Goods — 0.3%
adidas AG	1,770	338,513
Cie Financiere Richemont SA	2,420	201,885
Coach, Inc.	5,978	276,243
Columbia Sportswear Co.	1,331	72,247
Culp, Inc.	273	8,763
Kering	1,720	568,828
Ralph Lauren Corp.	3,106	210,587
Salvatore Ferragamo SpA	1,949	54,407
Samsonite International SA	11,100	44,799
		1,776,272
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	18,467	255,214

30

	Shares/ Principal Amount	Value
Essent Group Ltd.(1)	13,787	$500,054
		755,268
Tobacco — 0.2%
Altria Group, Inc.	4,971	375,012
British American Tobacco plc	7,420	528,685
Imperial Brands plc	1,823	85,240
Philip Morris International, Inc.	1,992	238,641
		1,227,578
Trading Companies and Distributors — 0.3%
Ashtead Group plc	17,423	351,546
BMC Stock Holdings, Inc.(1)	1,554	30,303
Bunzl plc	7,820	245,041
DXP Enterprises, Inc.(1)	135	4,837
GMS, Inc.(1)	268	8,753
MonotaRO Co. Ltd.	7,200	242,492
MRC Global, Inc.(1)	1,285	23,194
SiteOne Landscape Supply, Inc.(1)	634	33,716
Sumitomo Corp.	1,400	17,856
Toyota Tsusho Corp.	2,700	82,768
United Rentals, Inc.(1)	1,791	194,735
Wolseley plc	5,450	358,827
		1,594,068
Transportation Infrastructure†
BBA Aviation plc	12,520	51,992
Water Utilities†
Beijing Enterprises Water Group Ltd.	42,000	33,632
Wireless Telecommunication Services — 0.1%
Drillisch AG	665	42,020
KDDI Corp.	2,300	63,673
NTT DOCOMO, Inc.	7,200	176,636
		282,329
TOTAL COMMON STOCKS (Cost $179,815,329)		230,402,331
U.S. TREASURY SECURITIES — 19.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	$1,696,000	1,917,506
U.S. Treasury Bonds, 4.375%, 11/15/39	10,000	12,744
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	923,414
U.S. Treasury Bonds, 3.75%, 11/15/43	20,000	23,403
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	210,270
U.S. Treasury Bonds, 3.00%, 11/15/44	30,000	30,810
U.S. Treasury Bonds, 2.50%, 2/15/45(3)	2,850,000	2,645,601
U.S. Treasury Bonds, 3.00%, 11/15/45	750,000	768,604
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,263,450	2,614,461
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	544,023	645,103
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,135,540	1,182,216
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	7,023,105	7,071,277
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	2,446,538	2,468,469

31

	Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	$4,471,680	$4,700,505
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	1,671,765	1,752,610
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	3,343,178	3,369,916
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,191,045	3,302,731
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	1,002,490	1,008,161
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,597,417	2,624,152
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	4,013,674	4,021,593
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,457,146	3,521,764
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,358,331	1,395,181
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	6,673,940	6,641,611
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,117,320	4,097,697
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	5,397,368	5,433,346
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,641,680	1,678,025
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	4,678,660	4,585,999
U.S. Treasury Notes, 0.75%, 10/31/17	600,000	599,110
U.S. Treasury Notes, 1.00%, 3/15/18	6,800,000	6,788,311
U.S. Treasury Notes, 2.625%, 4/30/18	37,000	37,475
U.S. Treasury Notes, 1.375%, 9/30/18	1,700,000	1,703,386
U.S. Treasury Notes, 1.25%, 12/15/18	1,500,000	1,500,234
U.S. Treasury Notes, 1.125%, 1/31/19	1,900,000	1,896,177
U.S. Treasury Notes, 1.50%, 2/28/19	150,000	150,603
U.S. Treasury Notes, 1.625%, 7/31/19	350,000	352,406
U.S. Treasury Notes, 1.75%, 9/30/19	1,400,000	1,413,727
U.S. Treasury Notes, 1.50%, 11/30/19	1,440,000	1,445,090
U.S. Treasury Notes, 1.375%, 1/15/20	100,000	100,016
U.S. Treasury Notes, 1.25%, 1/31/20	613,000	610,881
U.S. Treasury Notes, 1.375%, 5/15/20	2,050,000	2,053,924
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	300,434
U.S. Treasury Notes, 1.375%, 10/31/20	2,350,000	2,336,828
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	253,789
U.S. Treasury Notes, 1.375%, 5/31/21	100,000	98,975
U.S. Treasury Notes, 2.00%, 10/31/21	2,600,000	2,632,042
U.S. Treasury Notes, 1.875%, 1/31/22	1,000,000	1,006,133
U.S. Treasury Notes, 1.875%, 4/30/22	2,950,000	2,965,788
U.S. Treasury Notes, 1.50%, 2/28/23	380,000	372,029
U.S. Treasury Notes, 1.375%, 6/30/23	1,550,000	1,501,229
U.S. Treasury Notes, 1.25%, 7/31/23	350,000	336,103
U.S. Treasury Notes, 1.375%, 8/31/23	1,540,000	1,488,507
U.S. Treasury Notes, 2.00%, 11/15/26	150,000	147,375
U.S. Treasury Notes, 0.375%, 1/15/27	201,856	201,688
TOTAL U.S. TREASURY SECURITIES (Cost $100,123,689)		100,939,429
CORPORATE BONDS — 12.3%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	60,000	59,379
Bombardier, Inc., 7.50%, 3/15/25(4)	35,000	36,294
Lockheed Martin Corp., 4.25%, 11/15/19	120,000	126,788

32

		Shares/ Principal Amount	Value
Lockheed Martin Corp., 3.55%, 1/15/26		$160,000	$166,682
Rockwell Collins, Inc., 4.35%, 4/15/47		30,000	31,254
TransDigm, Inc., 6.00%, 7/15/22		40,000	41,545
United Technologies Corp., 6.05%, 6/1/36		51,000	65,160
United Technologies Corp., 5.70%, 4/15/40		75,000	94,259
			621,361
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(4)		25,000	26,636
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(4)		40,000	41,300
United Continental Holdings, Inc., 5.00%, 2/1/24		25,000	25,500
			66,800
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		30,000	31,125
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		75,000	79,125
Tenneco, Inc., 5.00%, 7/15/26		50,000	50,688
			160,938
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(4)		40,000	40,022
American Honda Finance Corp., 2.125%, 10/10/18		80,000	80,583
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	46,671
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		$25,000	25,656
Ford Motor Co., 4.35%, 12/8/26		90,000	92,022
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		110,000	113,215
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	267,989
General Motors Co., 5.00%, 4/1/35		70,000	69,650
General Motors Financial Co., Inc., 3.25%, 5/15/18		60,000	60,800
General Motors Financial Co., Inc., 3.10%, 1/15/19		170,000	172,559
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	192,003
General Motors Financial Co., Inc., 5.25%, 3/1/26		50,000	53,881
			1,215,051
Banks — 3.0%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	337,310
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(4)		$150,000	148,688
Bank of America Corp., 4.10%, 7/24/23		70,000	74,201
Bank of America Corp., MTN, 5.625%, 7/1/20		120,000	131,576
Bank of America Corp., MTN, 4.00%, 4/1/24		120,000	126,109
Bank of America Corp., MTN, 4.20%, 8/26/24		190,000	197,789
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	91,917
Bank of America Corp., MTN, 5.00%, 1/21/44		60,000	67,857
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		40,000	41,529
Bank of Montreal, MTN, 1.21%, 7/14/17		1,400,000	1,400,076
Bank of Nova Scotia (The), 1.375%, 12/18/17		1,600,000	1,600,736
Barclays Bank plc, 5.14%, 10/14/20		100,000	107,739
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	200,000	232,747
BPCE SA, VRN, 2.75%, 7/8/21	EUR	100,000	118,821

33

		Shares/ Principal Amount	Value
Branch Banking & Trust Co., 3.625%, 9/16/25		$60,000	$62,431
Branch Banking & Trust Co., 3.80%, 10/30/26		70,000	73,953
Canadian Imperial Bank of Commerce, VRN, 1.42%, 8/4/17		640,000	640,470
Capital One Financial Corp., 4.20%, 10/29/25		255,000	260,383
Citigroup, Inc., 4.50%, 1/14/22		160,000	172,557
Citigroup, Inc., 4.05%, 7/30/22		50,000	52,527
Citigroup, Inc., 4.45%, 9/29/27		560,000	584,626
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	287,207
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	147,591
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$170,000	181,458
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	100,000	131,898
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	100,000	119,008
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	240,000	299,311
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	480,000	609,246
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	95,000	124,338
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	307,000	394,825
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	420,000	626,662
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	350,000	443,546
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	63,614
Fifth Third Bank, 2.875%, 10/1/21		31,000	31,692
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25	GBP	90,000	142,818
Huntington Bancshares, Inc., 2.30%, 1/14/22		$80,000	78,960
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	630,000	768,833
JPMorgan Chase & Co., 3.25%, 9/23/22		$70,000	71,928
JPMorgan Chase & Co., 3.875%, 9/10/24		610,000	630,780
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	239,847
KeyCorp, MTN, 2.30%, 12/13/18		120,000	120,770
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	225,000	271,322
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	475,000	676,721
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	140,668
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		$80,000	85,393
Royal Bank of Canada, MTN, 1.50%, 1/16/18		1,000,000	1,000,439
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		25,000	27,412
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	200,000	229,613
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	150,044
US Bancorp, MTN, 3.00%, 3/15/22		$9,000	9,262
US Bancorp, MTN, 3.60%, 9/11/24		24,000	25,025
US Bank N.A., 2.80%, 1/27/25		250,000	248,491
Wells Fargo & Co., 3.07%, 1/24/23		80,000	81,293
Wells Fargo & Co., 4.125%, 8/15/23		100,000	106,139
Wells Fargo & Co., 3.00%, 4/22/26		180,000	176,066
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	131,970
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	120,131
Wells Fargo & Co., MTN, 3.55%, 9/29/25		$80,000	81,946
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	124,951
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	119,292
			15,844,552

34

		Shares/ Principal Amount	Value
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		$310,000	$320,152
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		200,000	206,060
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		180,000	200,344
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		30,000	32,802
Constellation Brands, Inc., 4.75%, 12/1/25		150,000	164,775
Molson Coors Brewing Co., 3.00%, 7/15/26		100,000	97,310
			1,021,443
Biotechnology — 0.3%
AbbVie, Inc., 2.90%, 11/6/22		195,000	196,788
AbbVie, Inc., 3.60%, 5/14/25		40,000	40,966
AbbVie, Inc., 4.40%, 11/6/42		130,000	129,419
AbbVie, Inc., 4.45%, 5/14/46		10,000	10,021
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(4)		35,000	34,037
Amgen, Inc., 4.66%, 6/15/51		138,000	143,237
Biogen, Inc., 3.625%, 9/15/22		160,000	168,210
Celgene Corp., 3.25%, 8/15/22		90,000	92,927
Celgene Corp., 3.625%, 5/15/24		15,000	15,556
Celgene Corp., 3.875%, 8/15/25		130,000	136,109
Celgene Corp., 5.00%, 8/15/45		70,000	76,727
Concordia International Corp., 9.50%, 10/21/22(4)		10,000	2,350
Concordia International Corp., 7.00%, 4/15/23(4)		20,000	4,150
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	119,399
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	236,387
			1,406,283
Building Products†
Masco Corp., 4.45%, 4/1/25		110,000	118,305
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/20	EUR	100,000	119,299
Jefferies Group LLC, 5.125%, 4/13/18		$90,000	92,501
Jefferies Group LLC, 4.85%, 1/15/27		50,000	52,634
			264,434
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		30,000	31,350
Blue Cube Spinco, Inc., 9.75%, 10/15/23		15,000	18,375
CF Industries, Inc., 3.45%, 6/1/23		20,000	18,775
Chemours Co. (The), 6.625%, 5/15/23		25,000	26,810
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	30,298
Eastman Chemical Co., 3.60%, 8/15/22		6,000	6,263
Ecolab, Inc., 4.35%, 12/8/21		160,000	174,307
Hexion, Inc., 6.625%, 4/15/20		10,000	9,350
Huntsman International LLC, 5.125%, 11/15/22		25,000	27,062
INEOS Group Holdings SA, 5.625%, 8/1/24(4)		30,000	30,900
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	49,074
Mosaic Co. (The), 5.625%, 11/15/43		60,000	61,599
NOVA Chemicals Corp., 4.875%, 6/1/24(2)(4)		70,000	70,262
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		20,000	20,700

35

	Shares/ Principal Amount	Value
Sherwin-Williams Co. (The), 3.45%, 6/1/27	$70,000	$70,852
Tronox Finance LLC, 6.375%, 8/15/20	20,000	20,250
		666,227
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	20,000	22,100
Clean Harbors, Inc., 5.25%, 8/1/20	25,000	25,437
Covanta Holding Corp., 5.875%, 3/1/24	35,000	34,650
Envision Healthcare Corp., 5.125%, 7/1/22(4)	25,000	25,750
Iron Mountain, Inc., 5.75%, 8/15/24	35,000	36,094
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(4)	35,000	38,354
Republic Services, Inc., 3.55%, 6/1/22	220,000	230,594
Waste Management, Inc., 4.10%, 3/1/45	70,000	72,373
		485,352
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	27,000	35,087
CommScope Technologies LLC, 5.00%, 3/15/27(4)	60,000	60,150
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	25,000	26,562
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(4)	40,000	42,296
		164,095
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	35,000	36,269
Construction Materials†
Builders FirstSource, Inc., 10.75%, 8/15/23(4)	20,000	23,250
Builders FirstSource, Inc., 5.625%, 9/1/24(4)	10,000	10,413
Owens Corning, 4.20%, 12/15/22	90,000	95,674
Ply Gem Industries, Inc., 6.50%, 2/1/22	25,000	26,250
		155,587
Consumer Finance — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	253,091
American Express Co., 1.55%, 5/22/18	60,000	59,985
American Express Credit Corp., 2.60%, 9/14/20	60,000	61,017
American Express Credit Corp., MTN, 2.25%, 5/5/21	70,000	70,088
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,789
CIT Group, Inc., 5.00%, 8/15/22	90,000	97,623
Discover Financial Services, 3.75%, 3/4/25	200,000	199,504
Equifax, Inc., 3.30%, 12/15/22	100,000	102,886
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	20,000	21,725
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	10,000	10,850
Navient Corp., 5.00%, 10/26/20	45,000	46,125
Navient Corp., 5.50%, 1/25/23	10,000	9,909
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(4)	20,000	21,063
Synchrony Financial, 2.60%, 1/15/19	60,000	60,350
Synchrony Financial, 3.00%, 8/15/19	50,000	50,738
		1,315,743
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	60,000	61,350

36

		Shares/ Principal Amount	Value
Berry Plastics Corp., 5.125%, 7/15/23		$25,000	$26,294
BWAY Holding Co., 5.50%, 4/15/24(4)		10,000	10,250
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		175,000	182,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		35,000	36,006
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(4)		40,000	43,125
Sealed Air Corp., 5.125%, 12/1/24(4)		35,000	37,012
			396,912
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	68,123
Service Corp. International/US, 5.375%, 5/15/24		25,000	26,435
			94,558
Diversified Financial Services — 1.4%
Ally Financial, Inc., 3.60%, 5/21/18		120,000	121,950
Ally Financial, Inc., 4.125%, 2/13/22		90,000	92,532
Ally Financial, Inc., 4.625%, 3/30/25		40,000	40,258
Ally Financial, Inc., 5.75%, 11/20/25		45,000	46,912
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	170,256
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	200,000	256,498
GE Capital International Funding Co. Unlimited. Co., 2.34%, 11/15/20		$286,000	289,015
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		280,000	281,188
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		50,000	50,698
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	74,826
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$540,000	610,670
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		20,000	20,242
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		155,000	161,044
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		150,000	149,010
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	98,253
Gulf Gate Apartments LLC, VRN, 1.08%, 6/1/17 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(6)		3,000,000	3,000,000
HSBC Holdings plc, 4.30%, 3/8/26		200,000	213,505
HSBC Holdings plc, VRN, 3.26%, 3/13/22		200,000	203,682
HUB International Ltd., 7.875%, 10/1/21(4)		30,000	31,425
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		50,000	51,437
Morgan Stanley, 2.75%, 5/19/22		50,000	50,108
Morgan Stanley, 4.375%, 1/22/47		40,000	41,346
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	269,461
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	258,094
Morgan Stanley, MTN, 4.00%, 7/23/25		350,000	366,257
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		15,000	15,394
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	100,000	123,638
			7,087,699

37

		Shares/ Principal Amount	Value
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.00%, 3/1/21		$150,000	$163,114
AT&T, Inc., 3.60%, 2/17/23		90,000	92,192
AT&T, Inc., 4.45%, 4/1/24		50,000	52,927
AT&T, Inc., 3.40%, 5/15/25		90,000	88,571
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	117,739
AT&T, Inc., 6.55%, 2/15/39		$171,000	205,921
AT&T, Inc., 4.30%, 12/15/42		130,000	119,248
British Telecommunications plc, 5.95%, 1/15/18		230,000	236,063
CenturyLink, Inc., 5.625%, 4/1/20		50,000	53,188
Cincinnati Bell, Inc., 7.00%, 7/15/24(4)		20,000	21,000
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(4)		170,000	174,010
Frontier Communications Corp., 8.50%, 4/15/20		20,000	21,250
Frontier Communications Corp., 10.50%, 9/15/22		85,000	83,725
Frontier Communications Corp., 11.00%, 9/15/25		35,000	32,856
Hughes Satellite Systems Corp., 5.25%, 8/1/26		25,000	25,781
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		70,000	67,200
Level 3 Financing, Inc., 5.375%, 8/15/22		35,000	36,138
Orange SA, 4.125%, 9/14/21		120,000	128,406
Telecom Italia Capital SA, 6.375%, 11/15/33		45,000	48,600
Telecom Italia SpA/Milano, MTN, 5.875%, 5/19/23	GBP	50,000	74,992
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	127,836
Verizon Communications, Inc., 3.65%, 9/14/18		$38,000	38,923
Verizon Communications, Inc., 2.45%, 11/1/22		10,000	9,862
Verizon Communications, Inc., 2.625%, 8/15/26		60,000	55,821
Verizon Communications, Inc., 4.125%, 3/16/27		30,000	31,159
Verizon Communications, Inc., 5.05%, 3/15/34		340,000	357,979
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	39,248
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	14,843
Verizon Communications, Inc., 4.86%, 8/21/46		57,000	56,401
Verizon Communications, Inc., 5.01%, 8/21/54		107,000	105,346
Windstream Services LLC, 7.75%, 10/15/20		40,000	40,488
			2,720,827
Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(4)		25,000	25,688
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		10,000	10,150
Ensco plc, 8.00%, 1/31/24		7,000	6,926
Halliburton Co., 3.80%, 11/15/25		120,000	124,087
Noble Holding International Ltd., 7.75%, 1/15/24		45,000	39,924
SESI LLC, 6.375%, 5/1/19		10,000	9,900
Transocean, Inc., 4.50%, 10/15/17		25,000	25,328
Transocean, Inc., 9.00%, 7/15/23(4)		35,000	36,750
Weatherford International Ltd., 7.75%, 6/15/21		10,000	10,591
Weatherford International Ltd., 4.50%, 4/15/22		50,000	46,625
			310,281

38

		Shares/ Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		$40,000	$43,320
American Tower Corp., 3.375%, 10/15/26		150,000	147,834
Boston Properties LP, 3.65%, 2/1/26		60,000	61,330
CoreCivic, Inc., 4.125%, 4/1/20		15,000	15,487
Crown Castle International Corp., 5.25%, 1/15/23		10,000	11,180
Crown Castle International Corp., 4.45%, 2/15/26		80,000	85,383
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		25,000	25,747
Equinix, Inc., 5.375%, 4/1/23		35,000	36,827
Essex Portfolio LP, 3.625%, 8/15/22		90,000	93,196
Essex Portfolio LP, 3.25%, 5/1/23		30,000	30,310
Hospitality Properties Trust, 4.65%, 3/15/24		60,000	62,638
Kilroy Realty LP, 3.80%, 1/15/23		110,000	114,310
Kilroy Realty LP, 4.375%, 10/1/25		30,000	31,694
Kimco Realty Corp., 2.80%, 10/1/26		80,000	74,642
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	21,675
Simon Property Group LP, 3.25%, 11/30/26		50,000	49,898
Uniti Group, Inc. / CSL Capital LLC, 8.25%, 10/15/23		50,000	52,875
Uniti Group, Inc. / CSL Capital LLC, 7.125%, 12/15/24(4)		10,000	10,050
Welltower, Inc., 3.75%, 3/15/23		100,000	103,742
			1,072,138
Financial Services†
PetSmart, Inc., 7.125%, 3/15/23(4)		60,000	56,100
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(4)		45,000	51,750
			107,850
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(4)		25,000	25,938
CVS Health Corp., 3.50%, 7/20/22		110,000	114,712
CVS Health Corp., 5.125%, 7/20/45		60,000	68,208
Dollar General Corp., 3.25%, 4/15/23		70,000	71,423
Dollar Tree, Inc., 5.75%, 3/1/23		15,000	15,960
Horizon Pharma, Inc., 6.625%, 5/1/23		20,000	18,850
Kroger Co. (The), 3.30%, 1/15/21		170,000	175,739
Kroger Co. (The), 3.875%, 10/15/46		50,000	46,333
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(4)		200,000	197,573
Rite Aid Corp., 6.125%, 4/1/23(4)		50,000	49,853
SUPERVALU, Inc., 6.75%, 6/1/21		10,000	10,263
Sysco Corp., 3.30%, 7/15/26		40,000	40,171
Target Corp., 2.50%, 4/15/26		100,000	95,881
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	71,918
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$150,000	152,574
Wal-Mart Stores, Inc., 5.625%, 4/1/40		120,000	153,533
			1,308,929
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		20,000	20,750

39

	Shares/ Principal Amount	Value
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(4)	$55,000	$53,350
Kraft Heinz Foods Co., 3.95%, 7/15/25	50,000	51,599
Kraft Heinz Foods Co., 5.20%, 7/15/45	70,000	75,194
Kraft Heinz Foods Co., 4.375%, 6/1/46	50,000	47,976
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(4)	70,000	72,100
Nature's Bounty Co. (The), 7.625%, 5/15/21(4)	15,000	15,713
Pilgrim's Pride Corp., 5.75%, 3/15/25(4)	50,000	51,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	25,000	25,687
Post Holdings, Inc., 5.00%, 8/15/26(4)	70,000	70,700
		484,569
Gas Utilities — 0.5%
Boardwalk Pipelines LP, 4.45%, 7/15/27	40,000	41,309
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	20,000	22,500
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	10,000	10,775
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27(4)	20,000	20,300
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25(4)	25,000	25,625
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	135,119
Enbridge, Inc., 4.00%, 10/1/23	70,000	73,517
Enbridge, Inc., 4.50%, 6/10/44	60,000	58,841
Energy Transfer Equity LP, 5.875%, 1/15/24	25,000	26,812
Energy Transfer Equity LP, 5.50%, 6/1/27	15,000	15,863
Energy Transfer LP, 4.15%, 10/1/20	110,000	115,095
Energy Transfer LP, 3.60%, 2/1/23	110,000	111,991
Energy Transfer LP, 6.50%, 2/1/42	80,000	91,107
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	232,298
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	35,000	36,269
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	10,000	9,775
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	231,209
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	109,125
MPLX LP, 4.875%, 12/1/24	25,000	26,878
MPLX LP, 4.875%, 6/1/25	160,000	171,612
MPLX LP, 5.20%, 3/1/47	20,000	20,777
NGPL PipeCo LLC, 7.12%, 12/15/17(4)	25,000	25,687
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	164,140
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	25,000	26,100
Rockies Express Pipeline LLC, 5.625%, 4/15/20(4)	35,000	37,450
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	220,000	244,530
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	172,733
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	35,000	34,825
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(4)	20,000	20,775
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	25,000	26,859

40

	Shares/ Principal Amount	Value
TransCanada PipeLines Ltd., 2.50%, 8/1/22	$19,000	$19,050
Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	79,200
Williams Cos., Inc. (The), 4.55%, 6/24/24	60,000	61,950
Williams Partners LP, 4.125%, 11/15/20	20,000	21,082
Williams Partners LP, 5.10%, 9/15/45	90,000	93,174
		2,614,352
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 2.00%, 9/15/18	40,000	40,141
Abbott Laboratories, 3.75%, 11/30/26	120,000	122,627
Alere, Inc., 6.50%, 6/15/20	20,000	20,450
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	122,460
Becton Dickinson and Co., 3.70%, 6/6/27(2)	50,000	50,081
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(4)	70,000	67,550
Medtronic, Inc., 2.50%, 3/15/20	70,000	71,247
Medtronic, Inc., 3.50%, 3/15/25	12,000	12,525
Medtronic, Inc., 4.375%, 3/15/35	190,000	205,341
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	93,000	97,149
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	35,000	36,212
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	60,000	69,318
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	60,000	60,747
		975,848
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	35,000	35,875
Aetna, Inc., 2.75%, 11/15/22	90,000	90,786
Ascension Health, 3.95%, 11/15/46	30,000	29,862
Centene Corp., 5.625%, 2/15/21	25,000	26,172
Centene Corp., 6.125%, 2/15/24	35,000	38,117
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	50,000	44,625
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	20,000	20,740
CHS/Community Health Systems, Inc., 5.125%, 8/1/21	20,000	20,375
DaVita, Inc., 5.75%, 8/15/22	15,000	15,572
DaVita, Inc., 5.125%, 7/15/24	25,000	25,484
DaVita, Inc., 5.00%, 5/1/25	10,000	9,963
Envision Healthcare Corp., 5.625%, 7/15/22	25,000	26,184
Express Scripts Holding Co., 3.40%, 3/1/27	190,000	183,563
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(4)	50,000	53,001
HCA, Inc., 3.75%, 3/15/19	250,000	255,937
HCA, Inc., 4.75%, 5/1/23	80,000	85,532
HCA, Inc., 5.375%, 2/1/25	90,000	94,838
HCA, Inc., 4.50%, 2/15/27	15,000	15,469
HealthSouth Corp., 5.75%, 11/1/24	15,000	15,563
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	40,000	40,525
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(4)	30,000	31,800
Kindred Healthcare, Inc., 8.00%, 1/15/20	20,000	21,175

41

	Shares/ Principal Amount	Value
LifePoint Health, Inc., 5.50%, 12/1/21	$10,000	$10,394
Mylan NV, 3.95%, 6/15/26	70,000	70,320
NYU Hospitals Center, 4.43%, 7/1/42	70,000	71,948
Tenet Healthcare Corp., 5.00%, 3/1/19	45,000	46,125
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,844
Tenet Healthcare Corp., 4.50%, 4/1/21	10,000	10,313
Tenet Healthcare Corp., 8.125%, 4/1/22	35,000	37,056
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	39,900
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	123,454
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	52,933
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	84,534
Universal Health Services, Inc., 5.00%, 6/1/26(4)	20,000	20,650
		1,775,629
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(4)	50,000	51,525
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(4)	45,000	46,955
Aramark Services, Inc., 5.125%, 1/15/24	15,000	15,863
Aramark Services, Inc., 5.00%, 4/1/25(4)	40,000	42,100
Boyd Gaming Corp., 6.875%, 5/15/23	10,000	10,863
Boyd Gaming Corp., 6.375%, 4/1/26	25,000	27,340
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	35,000	36,334
Eldorado Resorts, Inc., 7.00%, 8/1/23	25,000	27,219
FelCor Lodging LP, 5.625%, 3/1/23	10,000	10,500
Golden Nugget, Inc., 8.50%, 12/1/21(4)	35,000	37,537
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(4)	110,000	111,375
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25(4)	20,000	20,700
International Game Technology plc, 6.25%, 2/15/22(4)	25,000	27,162
International Game Technology plc, 6.50%, 2/15/25(4)	35,000	38,391
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(4)	20,000	20,775
McDonald's Corp., MTN, 3.375%, 5/26/25	60,000	61,501
McDonald's Corp., MTN, 4.70%, 12/9/35	40,000	43,597
MGM Resorts International, 5.25%, 3/31/20	30,000	32,005
MGM Resorts International, 6.00%, 3/15/23	30,000	33,009
MGM Resorts International, 4.625%, 9/1/26	10,000	10,063
Penn National Gaming, Inc., 5.625%, 1/15/27(4)	35,000	35,481
Pinnacle Entertainment, Inc., 5.625%, 5/1/24(4)	15,000	15,563
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(4)	10,000	10,150
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	94,137
Scientific Games International, Inc., 6.25%, 9/1/20	15,000	14,869
Scientific Games International, Inc., 7.00%, 1/1/22(4)	40,000	42,800
Scientific Games International, Inc., 10.00%, 12/1/22	20,000	21,850
Station Casinos LLC, 7.50%, 3/1/21	17,000	17,723
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(4)	30,000	31,800

42

		Shares/ Principal Amount	Value
Yum! Brands, Inc., 3.75%, 11/1/21		$25,000	$25,531
			1,014,718
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23		25,000	26,250
CalAtlantic Group, Inc., 5.375%, 10/1/22		10,000	10,763
KB Home, 4.75%, 5/15/19		15,000	15,525
KB Home, 7.00%, 12/15/21		15,000	17,025
Lennar Corp., 4.75%, 4/1/21		30,000	31,762
Lennar Corp., 4.50%, 4/30/24		30,000	30,525
Newell Brands, Inc., 4.20%, 4/1/26		50,000	53,114
Newell Brands, Inc., 5.50%, 4/1/46		60,000	71,105
PulteGroup, Inc., 5.50%, 3/1/26		20,000	21,213
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(4)		20,000	20,600
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(4)		55,000	57,887
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		40,000	42,100
WCI Communities, Inc. / Lennar Corp., 6.875%, 8/15/21		25,000	26,187
William Lyon Homes, Inc., 5.875%, 1/31/25(4)		25,000	25,875
			449,931
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(4)		25,000	26,469
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	42,704
			69,173
Industrial Conglomerates — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(4)		25,000	27,797
FedEx Corp., 4.40%, 1/15/47		40,000	40,365
General Electric Co., 2.70%, 10/9/22		90,000	92,131
General Electric Co., 4.125%, 10/9/42		60,000	62,740
General Electric Co., MTN, 5.625%, 9/15/17		51,000	51,601
General Electric Co., MTN, 4.375%, 9/16/20		154,000	165,671
HD Supply, Inc., 5.25%, 12/15/21(4)		30,000	31,717
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(4)		50,000	52,375
			524,397
Insurance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	163,021
American International Group, Inc., 4.125%, 2/15/24		240,000	254,070
American International Group, Inc., 4.50%, 7/16/44		70,000	71,695
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	100,000	129,259
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22	GBP	50,000	70,424
AXA SA, 7.125%, 12/15/20	GBP	110,000	170,102
AXA SA, MTN, VRN, 3.375%, 7/6/27	EUR	200,000	239,108
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$90,000	93,220
Berkshire Hathaway, Inc., 2.75%, 3/15/23		50,000	50,562
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	121,122

43

		Shares/ Principal Amount	Value
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$120,000	$122,441
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	61,958
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	119,842
Genworth Holdings, Inc., 7.625%, 9/24/21		$20,000	19,100
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	36,333
International Lease Finance Corp., 3.875%, 4/15/18		120,000	121,975
Markel Corp., 4.90%, 7/1/22		120,000	132,260
Markel Corp., 3.625%, 3/30/23		30,000	31,207
MetLife, Inc., 4.125%, 8/13/42		9,000	9,175
MetLife, Inc., 4.875%, 11/13/43		70,000	79,272
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		100,000	101,860
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	51,724
Prudential Financial, Inc., 5.375%, 6/21/20		12,000	13,153
Prudential Financial, Inc., 5.625%, 5/12/41		130,000	156,941
Travelers Cos., Inc. (The), 4.30%, 8/25/45		30,000	32,359
Voya Financial, Inc., 5.70%, 7/15/43		110,000	127,048
WR Berkley Corp., 4.625%, 3/15/22		80,000	86,442
WR Berkley Corp., 4.75%, 8/1/44		50,000	51,112
			2,716,785
Internet Software and Services†
Match Group, Inc., 6.75%, 12/15/22		30,000	31,538
Netflix, Inc., 5.75%, 3/1/24		35,000	38,062
VeriSign, Inc., 4.625%, 5/1/23		10,000	10,313
			79,913
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23		25,000	25,875
Fidelity National Information Services, Inc., 3.875%, 6/5/24		70,000	73,280
Fidelity National Information Services, Inc., 3.00%, 8/15/26		90,000	87,408
First Data Corp., 7.00%, 12/1/23(4)		55,000	59,400
First Data Corp., 5.00%, 1/15/24(4)		85,000	88,400
First Data Corp., 5.75%, 1/15/24(4)		15,000	15,919
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		170,000	176,904
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		50,000	52,948
			580,134
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(4)		15,000	15,712
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		16,000	16,364
CNH Industrial Capital LLC, 3.375%, 7/15/19		25,000	25,594
			57,670
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21		40,000	41,200
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25		30,000	31,040
21st Century Fox America, Inc., 6.90%, 8/15/39		70,000	92,517
21st Century Fox America, Inc., 4.75%, 9/15/44		12,000	12,402
44

	Shares/ Principal Amount	Value
21st Century Fox America, Inc., 4.75%, 11/15/46	$20,000	$20,776
Altice Financing SA, 6.625%, 2/15/23(4)	70,000	74,655
Altice Financing SA, 7.50%, 5/15/26(4)	35,000	38,631
Altice Luxembourg SA, 7.75%, 5/15/22(4)	50,000	53,188
Altice US Finance I Corp., 5.50%, 5/15/26(4)	25,000	26,250
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	25,000	26,015
CBS Corp., 3.50%, 1/15/25	80,000	80,621
CBS Corp., 4.85%, 7/1/42	50,000	52,076
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	176,429
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(4)	75,000	80,531
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(4)	15,000	15,384
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(4)	25,000	25,625
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	290,000	314,381
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	20,000	23,982
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	45,000	45,394
Comcast Corp., 6.40%, 5/15/38	110,000	144,652
Comcast Corp., 4.75%, 3/1/44	120,000	132,265
CSC Holdings LLC, 7.625%, 7/15/18	10,000	10,625
CSC Holdings LLC, 6.75%, 11/15/21	45,000	49,894
CSC Holdings LLC, 10.125%, 1/15/23(4)	5,000	5,835
CSC Holdings LLC, 6.625%, 10/15/25(4)	50,000	55,207
CSC Holdings LLC, 5.50%, 4/15/27(4)	20,000	20,996
Discovery Communications LLC, 5.625%, 8/15/19	80,000	85,967
Discovery Communications LLC, 3.25%, 4/1/23	7,000	6,917
Discovery Communications LLC, 4.90%, 3/11/26	50,000	52,735
DISH DBS Corp., 6.75%, 6/1/21	25,000	27,719
DISH DBS Corp., 5.00%, 3/15/23	15,000	15,455
DISH DBS Corp., 5.875%, 11/15/24	55,000	58,781
Gray Television, Inc., 5.125%, 10/15/24(4)	25,000	25,063
Lamar Media Corp., 5.00%, 5/1/23	30,000	31,425
Lamar Media Corp., 5.375%, 1/15/24	100,000	105,550
NBCUniversal Media LLC, 4.375%, 4/1/21	140,000	151,914
NBCUniversal Media LLC, 2.875%, 1/15/23	60,000	61,277
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(4)	25,000	25,250
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	120,000	123,750
Omnicom Group, Inc., 3.60%, 4/15/26	130,000	132,494
Regal Entertainment Group, 5.75%, 3/15/22	30,000	31,463
RR Donnelley & Sons Co., 6.00%, 4/1/24	25,000	24,625
SFR Group SA, 6.00%, 5/15/22(4)	35,000	36,706
SFR Group SA, 7.375%, 5/1/26(4)	35,000	38,040
Sinclair Television Group, Inc., 5.375%, 4/1/21	30,000	30,900
Sirius XM Radio, Inc., 4.625%, 5/15/23(4)	15,000	15,272

45

	Shares/ Principal Amount	Value
Sirius XM Radio, Inc., 5.375%, 4/15/25(4)	$50,000	$51,500
TEGNA, Inc., 5.50%, 9/15/24(4)	30,000	31,050
Time Warner Cable LLC, 4.50%, 9/15/42	110,000	105,531
Time Warner, Inc., 3.60%, 7/15/25	50,000	50,059
Time Warner, Inc., 3.80%, 2/15/27	100,000	99,946
Time Warner, Inc., 5.35%, 12/15/43	50,000	53,062
Univision Communications, Inc., 5.125%, 2/15/25(4)	45,000	44,606
Viacom, Inc., 3.125%, 6/15/22	60,000	60,173
Viacom, Inc., 4.25%, 9/1/23	80,000	83,749
Virgin Media Secured Finance plc, 5.25%, 1/15/26(4)	60,000	61,275
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	12,000	12,029
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	30,000	31,258
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	13,000	13,503
Wind Acquisition Finance SA, 4.75%, 7/15/20(4)	25,000	25,410
Wind Acquisition Finance SA, 7.375%, 4/23/21(4)	25,000	26,066
WMG Acquisition Corp., 5.625%, 4/15/22(4)	16,000	16,700
		3,456,591
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27	15,000	15,150
Alcoa Nederland Holding BV, 6.75%, 9/30/24(4)	20,000	21,700
Aleris International, Inc., 9.50%, 4/1/21(4)	10,000	10,500
Allegheny Technologies, Inc., 5.95%, 1/15/21	35,000	35,000
Anglo American Capital plc, 3.625%, 5/14/20(4)	10,000	10,180
Anglo American Capital plc, 4.875%, 5/14/25(4)	25,000	26,048
ArcelorMittal, 6.00%, 3/1/21	60,000	65,250
Arconic, Inc., 5.125%, 10/1/24	50,000	53,400
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	36,240
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(4)	23,000	25,415
Cliffs Natural Resources, Inc., 5.75%, 3/1/25(4)	20,000	19,200
Freeport-McMoRan, Inc., 3.55%, 3/1/22	55,000	51,700
Freeport-McMoRan, Inc., 3.875%, 3/15/23	5,000	4,672
Freeport-McMoRan, Inc., 5.40%, 11/14/34	55,000	48,950
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)	70,000	75,123
Kinross Gold Corp., 5.125%, 9/1/21	10,000	10,600
Lundin Mining Corp., 7.875%, 11/1/22(4)	20,000	22,000
Novelis Corp., 5.875%, 9/30/26(4)	45,000	46,688
Steel Dynamics, Inc., 5.25%, 4/15/23	30,000	31,163
Steel Dynamics, Inc., 5.00%, 12/15/26	50,000	51,000
Teck Resources Ltd., 4.75%, 1/15/22	45,000	47,306
United States Steel Corp., 7.375%, 4/1/20	25,000	27,150
Vale Overseas Ltd., 6.25%, 8/10/26	86,000	93,095
		827,530
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19	25,000	25,375
Multi-Utilities — 0.5%
AES Corp., 4.875%, 5/15/23	65,000	66,381

46

		Shares/ Principal Amount	Value
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		$60,000	$61,944
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		25,000	25,625
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		10,000	10,150
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	82,782
Calpine Corp., 5.375%, 1/15/23		25,000	24,563
Calpine Corp., 5.75%, 1/15/25		65,000	61,994
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	60,775
Dominion Energy, Inc., 6.40%, 6/15/18		190,000	199,099
Dominion Energy, Inc., 2.75%, 9/15/22		80,000	80,143
Dominion Energy, Inc., 3.625%, 12/1/24		80,000	81,994
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	75,902
Duke Energy Florida LLC, 6.35%, 9/15/37		170,000	230,481
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	79,802
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	9,442
Dynegy, Inc., 7.375%, 11/1/22		60,000	59,250
Exelon Corp., 5.15%, 12/1/20		120,000	130,265
Exelon Corp., 4.45%, 4/15/46		30,000	30,745
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	63,568
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	39,808
FirstEnergy Corp., 4.25%, 3/15/23		120,000	125,257
GenOn Energy, Inc., 9.875%, 10/15/20(10)		15,000	10,988
Georgia Power Co., 4.30%, 3/15/42		50,000	50,686
MidAmerican Energy Co., 4.40%, 10/15/44		100,000	109,182
NiSource Finance Corp., 5.65%, 2/1/45		70,000	84,563
NRG Energy, Inc., 6.25%, 7/15/22		75,000	77,015
Pacific Gas & Electric Co., 4.00%, 12/1/46		75,000	76,897
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	73,260
Progress Energy, Inc., 3.15%, 4/1/22		60,000	61,612
Sempra Energy, 2.875%, 10/1/22		130,000	130,776
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	28,474
Southern Power Co., 5.15%, 9/15/41		40,000	42,198
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	112,845
Talen Energy Supply LLC, 4.625%, 7/15/19(4)		$7,000	6,843
Xcel Energy, Inc., 3.35%, 12/1/26		40,000	40,752
Xcel Energy, Inc., 4.80%, 9/15/41		30,000	31,986
			2,538,047
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20		25,000	24,906
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		120,000	111,519
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(4)		20,000	10,450
			146,875
Oil, Gas and Consumable Fuels — 0.7%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(4)		30,000	31,575
Anadarko Petroleum Corp., 5.55%, 3/15/26		40,000	44,983

47

	Shares/ Principal Amount	Value
Anadarko Petroleum Corp., 6.45%, 9/15/36	$60,000	$71,537
Antero Resources Corp., 5.125%, 12/1/22	95,000	96,544
Antero Resources Corp., 5.00%, 3/1/25(4)	80,000	78,800
Apache Corp., 4.75%, 4/15/43	50,000	51,063
BP Capital Markets plc, 4.50%, 10/1/20	40,000	43,092
BP Capital Markets plc, 2.75%, 5/10/23	100,000	100,615
California Resources Corp., 8.00%, 12/15/22(4)	30,000	22,575
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	25,000	22,500
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	35,000	35,919
Cenovus Energy, Inc., 4.25%, 4/15/27(4)	40,000	39,892
Cenovus Energy, Inc., 6.75%, 11/15/39	20,000	22,393
Chesapeake Energy Corp., 8.00%, 12/15/22(4)	35,000	37,975
Chesapeake Energy Corp., 8.00%, 1/15/25(4)	30,000	29,963
Chevron Corp., 2.10%, 5/16/21	100,000	100,019
Cimarex Energy Co., 4.375%, 6/1/24	100,000	105,512
Concho Resources, Inc., 5.50%, 10/1/22	20,000	20,700
Concho Resources, Inc., 5.50%, 4/1/23	55,000	57,131
Concho Resources, Inc., 4.375%, 1/15/25	120,000	123,000
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	52,415
CONSOL Energy, Inc., 5.875%, 4/15/22	40,000	39,650
Continental Resources, Inc., 3.80%, 6/1/24	110,000	103,334
Continental Resources, Inc., 4.90%, 6/1/44	15,000	12,909
Denbury Resources, Inc., 4.625%, 7/15/23	15,000	10,088
Diamondback Energy, Inc., 4.75%, 11/1/24(4)	25,000	25,188
Ecopetrol SA, 5.875%, 5/28/45	50,000	46,187
Encana Corp., 6.50%, 2/1/38	50,000	58,190
EOG Resources, Inc., 5.625%, 6/1/19	210,000	224,844
EOG Resources, Inc., 4.10%, 2/1/21	70,000	74,190
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	30,000	27,225
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(4)	20,000	20,800
Exxon Mobil Corp., 2.71%, 3/6/25	140,000	139,807
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	50,787
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	30,000	29,250
Gulfport Energy Corp., 6.00%, 10/15/24(4)	15,000	14,775
Gulfport Energy Corp., 6.375%, 5/15/25(4)	15,000	14,944
Halcon Resources Corp., 6.75%, 2/15/25(4)	30,000	28,125
Hess Corp., 6.00%, 1/15/40	80,000	84,888
Marathon Oil Corp., 3.85%, 6/1/25	50,000	49,884
Marathon Oil Corp., 5.20%, 6/1/45	40,000	40,477
MEG Energy Corp., 6.50%, 1/15/25(4)	25,000	24,531
Murphy Oil Corp., 4.70%, 12/1/22	20,000	19,600
Newfield Exploration Co., 5.75%, 1/30/22	150,000	160,500
Noble Energy, Inc., 4.15%, 12/15/21	120,000	127,025
Oasis Petroleum, Inc., 6.875%, 3/15/22	30,000	30,450
Occidental Petroleum Corp., 4.625%, 6/15/45	20,000	21,356

48

		Shares/ Principal Amount	Value
Phillips 66, 4.30%, 4/1/22		$160,000	$173,313
QEP Resources, Inc., 5.375%, 10/1/22		50,000	49,125
Range Resources Corp., 5.00%, 8/15/22(4)		45,000	44,437
Sanchez Energy Corp., 7.75%, 6/15/21		15,000	14,250
Shell International Finance BV, 2.375%, 8/21/22		100,000	100,216
Shell International Finance BV, 3.625%, 8/21/42		120,000	112,045
Shell International Finance BV, 4.55%, 8/12/43		6,000	6,397
SM Energy Co., 5.00%, 1/15/24		25,000	23,250
Southwestern Energy Co., 6.70%, 1/23/25		15,000	14,888
Statoil ASA, 3.95%, 5/15/43		102,000	101,442
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24		50,000	50,375
Suncor Energy, Inc., 6.50%, 6/15/38		20,000	25,652
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20		25,000	25,844
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23		19,000	20,330
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	10,146
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	113,994
Whiting Petroleum Corp., 5.75%, 3/15/21		$35,000	34,563
WPX Energy, Inc., 6.00%, 1/15/22		35,000	35,525
			3,622,999
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47		80,000	80,526
Pharmaceuticals — 0.2%
Actavis, Inc., 3.25%, 10/1/22		190,000	194,608
Allergan Funding SCS, 3.85%, 6/15/24		80,000	83,427
Allergan Funding SCS, 4.55%, 3/15/35		80,000	83,074
Capsugel SA, PIK, 7.00%, 5/15/19(4)		8,000	8,008
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(4)		80,000	73,000
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		9,000	9,259
Merck & Co., Inc., 2.40%, 9/15/22		110,000	111,104
Quintiles IMS, Inc., 4.875%, 5/15/23(4)		20,000	20,650
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		80,000	79,550
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(4)		10,000	9,413
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(4)		65,000	52,487
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(4)		15,000	15,900
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(4)		85,000	68,106
			808,586
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(4)		10,000	9,738
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(4)		20,000	20,825
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	149,104
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27		40,000	41,213
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		90,000	103,624

49

	Shares/ Principal Amount	Value
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	$16,000	$17,339
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	40,000	41,466
CSX Corp., 3.40%, 8/1/24	110,000	114,010
CSX Corp., 3.25%, 6/1/27	50,000	50,687
Norfolk Southern Corp., 5.75%, 4/1/18	17,000	17,588
Norfolk Southern Corp., 3.25%, 12/1/21	90,000	93,518
Union Pacific Corp., 4.00%, 2/1/21	60,000	64,025
Union Pacific Corp., 4.75%, 9/15/41	120,000	133,982
		826,556
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	16,000	17,740
Intel Corp., 3.15%, 5/11/27	80,000	80,738
Lam Research Corp., 2.80%, 6/15/21	110,000	111,501
Micron Technology, Inc., 5.25%, 8/1/23(4)	10,000	10,325
Micron Technology, Inc., 5.50%, 2/1/25	10,000	10,481
QUALCOMM, Inc., 3.25%, 5/20/27	80,000	79,871
		310,656
Software — 0.2%
Infor US, Inc., 6.50%, 5/15/22	60,000	62,775
Microsoft Corp., 2.70%, 2/12/25	210,000	210,289
Microsoft Corp., 3.125%, 11/3/25	60,000	61,686
Microsoft Corp., 3.45%, 8/8/36	50,000	49,037
Microsoft Corp., 4.25%, 2/6/47	160,000	170,494
Oracle Corp., 2.50%, 10/15/22	200,000	201,932
Oracle Corp., 3.625%, 7/15/23	60,000	63,729
Oracle Corp., 2.65%, 7/15/26	180,000	174,794
Oracle Corp., 4.30%, 7/8/34	20,000	21,428
Oracle Corp., 4.00%, 7/15/46	70,000	69,680
Quintiles IMS, Inc., 5.00%, 10/15/26(4)	10,000	10,348
Rackspace Hosting, Inc., 8.625%, 11/15/24(4)	25,000	26,750
		1,122,942
Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	35,000	35,984
Ashtead Capital, Inc., 5.625%, 10/1/24(4)	31,000	33,247
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(4)	15,000	14,719
Hertz Corp. (The), 6.25%, 10/15/22	40,000	34,350
Home Depot, Inc. (The), 3.75%, 2/15/24	70,000	74,963
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	236,940
Lowe's Cos., Inc., 3.10%, 5/3/27	80,000	80,235
Michaels Stores, Inc., 5.875%, 12/15/20(4)	30,000	30,787
Party City Holdings, Inc., 6.125%, 8/15/23(4)	25,000	25,875
PetSmart, Inc., 5.875%, 6/1/25(4)	10,000	10,075
Sonic Automotive, Inc., 5.00%, 5/15/23	25,000	23,938
United Rentals North America, Inc., 4.625%, 7/15/23	105,000	109,688
United Rentals North America, Inc., 5.50%, 7/15/25	45,000	47,599
United Rentals North America, Inc., 5.50%, 5/15/27	15,000	15,450
		773,850

50

		Shares/ Principal Amount	Value
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21		$100,000	$103,195
Apple, Inc., 3.00%, 2/9/24		30,000	30,702
Apple, Inc., 2.50%, 2/9/25		220,000	216,086
Apple, Inc., 3.20%, 5/11/27		100,000	101,451
Apple, Inc., 4.65%, 2/23/46		30,000	33,363
CommScope Technologies LLC, 6.00%, 6/15/25(4)		50,000	53,385
Dell International LLC / EMC Corp., 7.125%, 6/15/24(4)		60,000	66,885
Dell International LLC / EMC Corp., 6.02%, 6/15/26(4)		280,000	309,374
Dell, Inc., 5.875%, 6/15/19		25,000	26,531
NCR Corp., 5.00%, 7/15/22		20,000	20,525
Seagate HDD Cayman, 4.75%, 6/1/23		90,000	92,486
Western Digital Corp., 10.50%, 4/1/24		30,000	35,250
			1,089,233
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(4)		65,000	65,325
L Brands, Inc., 5.625%, 2/15/22		40,000	42,700
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22		40,000	34,400
			142,425
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		132,000	134,474
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	160,935
			295,409
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 6.00%, 11/15/22		20,000	21,350
Sprint Corp., 7.25%, 9/15/21		85,000	96,714
Sprint Corp., 7.875%, 9/15/23		35,000	40,556
Sprint Corp., 7.125%, 6/15/24		70,000	78,916
T-Mobile USA, Inc., 6.625%, 4/1/23		55,000	58,696
T-Mobile USA, Inc., 6.375%, 3/1/25		30,000	32,587
T-Mobile USA, Inc., 6.50%, 1/15/26		10,000	11,063
			339,882
TOTAL CORPORATE BONDS (Cost $62,646,874)			64,516,322
SOVEREIGN GOVERNMENTS AND AGENCIES — 8.3%
Australia — 0.2%
Australia Government Bond, 4.50%, 4/15/20	AUD	574,000	460,544
Australia Government Bond, 2.75%, 4/21/24	AUD	840,000	648,195
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	214,932
			1,323,671
Austria — 0.1%
Republic of Austria Government Bond, 3.50%, 9/15/21(4)	EUR	260,000	341,365
Republic of Austria Government Bond, 0.75%, 10/20/26(4)	EUR	145,000	166,755
Republic of Austria Government Bond, 4.15%, 3/15/37(4)	EUR	95,000	162,666
			670,786
Belgium — 0.1%
Kingdom of Belgium Government Bond, 3.00%, 9/28/19	EUR	50,000	60,886

51

		Shares/ Principal Amount	Value
Kingdom of Belgium Government Bond, 4.25%, 9/28/22	EUR	115,000	$160,308
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	341,000	438,401
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	72,000	126,402
			785,997
Canada — 0.4%
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	273,132
Canadian Government Bond, 4.00%, 6/1/41	CAD	240,000	242,679
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	372,000	298,201
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	700,000	556,269
Province of Quebec Canada, 3.00%, 9/1/23	CAD	410,000	327,507
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	346,041
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	33,206
Province of Quebec Canada, 3.50%, 12/1/48	CAD	95,000	78,792
			2,155,827
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$200,000	258,500
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	1,940,000	103,945
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	900,000	135,180
Denmark Government Bond, 4.50%, 11/15/39	DKK	285,000	72,286
			207,466
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	194,000	284,876
France — 0.9%
French Republic Government Bond OAT, 1.00%, 5/25/19	EUR	130,000	150,639
French Republic Government Bond OAT, 0.00%, 5/25/21(7)	EUR	1,375,000	1,568,017
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	360,000	468,697
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	1,209,000	1,509,798
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	207,000	354,835
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	388,000	584,531
			4,636,517
Germany — 0.6%
Bundesobligation, 0.00%, 10/8/21(7)	EUR	50,000	57,457
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	285,000	332,863
Bundesrepublik Deutschland, 0.00%, 8/15/26(7)	EUR	1,123,000	1,235,285
Bundesrepublik Deutschland, 0.25%, 2/15/27	EUR	671,000	750,804
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	146,000	241,263
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	186,000	372,022
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	146,000	216,074
			3,205,768
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	234,000	317,726
Italy — 0.7%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	1,740,000	1,948,228
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,013,000	1,146,214
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(4)	EUR	290,000	408,684
			3,503,126

52

		Shares/ Principal Amount	Value
Japan — 2.7%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	365,300,000	$3,466,514
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	217,400,000	2,069,196
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	162,950,000	1,976,988
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	152,300,000	1,777,290
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	57,900,000	606,719
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	382,900,000	4,136,238
			14,032,945
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	600,000	140,147
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	404,630
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	413,480
			818,110
Netherlands — 0.2%
Netherlands Government Bond, 0.00%, 1/15/22(4)(7)	EUR	415,000	474,032
Netherlands Government Bond, 0.50%, 7/15/26(4)	EUR	245,000	278,947
Netherlands Government Bond, 2.75%, 1/15/47(4)	EUR	85,000	132,011
			884,990
New Zealand — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	417,000	311,310
Norway — 0.7%
Norway Government Bond, 3.75%, 5/25/21(4)	NOK	26,951,000	3,550,942
Norway Government Bond, 1.50%, 2/19/26(4)	NOK	1,425,000	169,857
			3,720,799
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	186,668
Russia — 0.1%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	355,497
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	98,000	76,193
South Africa — 0.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	4,000,000	301,361
Spain — 0.4%
Spain Government Bond, 4.30%, 10/31/19(4)	EUR	680,000	846,658
Spain Government Bond, 5.85%, 1/31/22(4)	EUR	145,000	205,367
Spain Government Bond, 1.60%, 4/30/25(4)	EUR	700,000	814,366
Spain Government Bond, 5.15%, 10/31/28(4)	EUR	5,000	7,618
Spain Government Bond, 5.15%, 10/31/44(4)	EUR	175,000	285,060
			2,159,069
Sweden — 0.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	1,130,000	153,980
Sweden Government Bond, 2.50%, 5/12/25	SEK	1,070,000	144,602
			298,582
Switzerland — 0.2%
Swiss Confederation Government Bond, 2.00%, 4/28/21	CHF	680,000	778,770
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	40,000	47,005

53

		Shares/ Principal Amount	Value
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	77,000	$113,996
			939,771
Thailand — 0.1%
Thailand Government Bond, 3.85%, 12/12/25	THB	8,600,000	278,147
United Kingdom — 0.3%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	562,000	1,144,129
United Kingdom Gilt, 4.25%, 12/7/55	GBP	232,000	530,141
			1,674,270
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $42,887,952)			43,632,064
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(8) — 6.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, VRN, 1.81%, 6/15/17		$57,537	59,526
FHLMC, VRN, 1.85%, 6/15/17		97,365	101,014
FHLMC, VRN, 1.91%, 6/15/17		80,854	83,480
FHLMC, VRN, 1.99%, 6/15/17		116,451	120,970
FHLMC, VRN, 2.07%, 6/15/17		36,824	37,458
FHLMC, VRN, 2.32%, 6/15/17		254,256	258,271
FHLMC, VRN, 2.38%, 6/15/17		173,914	178,065
FHLMC, VRN, 2.68%, 6/15/17		60,790	64,258
FHLMC, VRN, 2.86%, 6/15/17		83,659	88,336
FHLMC, VRN, 2.90%, 6/15/17		234,487	247,213
FHLMC, VRN, 2.93%, 6/15/17		145,221	153,036
FHLMC, VRN, 3.14%, 6/15/17		94,932	99,259
FHLMC, VRN, 3.34%, 6/15/17		16,397	17,297
FHLMC, VRN, 3.63%, 6/15/17		22,822	24,142
FHLMC, VRN, 3.67%, 6/15/17		52,518	54,961
FHLMC, VRN, 4.07%, 6/15/17		86,918	90,149
FHLMC, VRN, 4.12%, 6/15/17		66,559	69,003
FHLMC, VRN, 4.25%, 6/15/17		116,515	121,177
FHLMC, VRN, 5.12%, 6/15/17		16,984	17,620
FNMA, VRN, 2.62%, 6/25/17		130,179	133,192
FNMA, VRN, 2.71%, 6/25/17		18,935	19,436
FNMA, VRN, 2.82%, 6/25/17		121,746	126,769
FNMA, VRN, 2.82%, 6/25/17		129,148	134,649
FNMA, VRN, 2.82%, 6/25/17		135,529	142,992
FNMA, VRN, 2.83%, 6/25/17		103,589	108,428
FNMA, VRN, 2.87%, 6/25/17		170,998	178,189
FNMA, VRN, 2.88%, 6/25/17		19,830	20,576
FNMA, VRN, 2.89%, 6/25/17		251,636	261,938
FNMA, VRN, 3.07%, 6/25/17		16,819	17,666
FNMA, VRN, 3.18%, 6/25/17		198,763	204,524
FNMA, VRN, 3.21%, 6/25/17		99,143	102,026
FNMA, VRN, 3.30%, 6/25/17		43,630	46,042
FNMA, VRN, 3.31%, 6/25/17		93,742	97,900
FNMA, VRN, 3.32%, 6/25/17		38,066	39,869
FNMA, VRN, 3.60%, 6/25/17		117,535	122,957

54

	Shares/ Principal Amount	Value
FNMA, VRN, 3.93%, 6/25/17	$97,746	$101,694
FNMA, VRN, 4.96%, 6/25/17	99,423	105,231
		3,849,313
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.6%
FHLMC, 4.50%, 1/1/19	46,269	47,419
FHLMC, 8.00%, 7/1/30	3,035	3,571
FHLMC, 6.50%, 5/1/31	7,957	8,842
FHLMC, 5.50%, 12/1/33	92,945	105,434
FHLMC, 5.50%, 1/1/38	151,396	168,493
FHLMC, 6.00%, 2/1/38	182,982	207,835
FHLMC, 6.00%, 11/1/38	127,728	144,683
FHLMC, 6.50%, 7/1/47	8,373	8,991
FNMA, 3.00%, 6/13/17(9)	1,250,000	1,255,762
FNMA, 3.50%, 6/13/17(9)	4,050,000	4,180,499
FNMA, 4.00%, 6/13/17(9)	1,605,000	1,694,780
FNMA, 4.50%, 6/13/17(9)	50,000	53,894
FNMA, 5.00%, 9/1/20	83,144	85,575
FNMA, 7.00%, 6/1/26	316	355
FNMA, 7.50%, 3/1/27	300	300
FNMA, 6.50%, 6/1/29	10,691	11,879
FNMA, 7.00%, 7/1/29	991	1,016
FNMA, 7.00%, 3/1/30	5,907	6,536
FNMA, 7.50%, 9/1/30	3,605	4,345
FNMA, 6.50%, 9/1/31	20,169	22,419
FNMA, 7.00%, 9/1/31	9,117	10,055
FNMA, 6.50%, 1/1/32	5,072	5,638
FNMA, 5.50%, 6/1/33	77,780	87,548
FNMA, 5.50%, 8/1/33	363,606	408,492
FNMA, 5.50%, 9/1/33	100,629	114,046
FNMA, 5.00%, 11/1/33	360,781	398,133
FNMA, 5.50%, 1/1/34	315,883	354,534
FNMA, 4.50%, 9/1/35	187,039	202,430
FNMA, 5.00%, 2/1/36	318,591	351,989
FNMA, 5.50%, 4/1/36	56,478	63,334
FNMA, 5.00%, 10/1/36	28,579	31,403
FNMA, 5.50%, 12/1/36	119,187	133,223
FNMA, 5.50%, 1/1/37	365,615	409,980
FNMA, 6.50%, 8/1/37	146,011	161,814
FNMA, 5.00%, 4/1/40	655,250	721,207
FNMA, 4.00%, 1/1/41	867,746	929,023
FNMA, 5.00%, 6/1/41	544,474	599,377
FNMA, 4.50%, 7/1/41	434,990	472,277
FNMA, 4.50%, 9/1/41	326,748	353,727
FNMA, 4.50%, 9/1/41	1,058,585	1,146,059
FNMA, 4.00%, 12/1/41	801,646	854,596
FNMA, 4.00%, 1/1/42	491,739	521,402
FNMA, 3.50%, 5/1/42	977,386	1,014,094

55

	Shares/ Principal Amount	Value
FNMA, 3.50%, 6/1/42	$621,762	$645,302
FNMA, 3.00%, 11/1/42	1,177,980	1,190,181
FNMA, 3.50%, 5/1/45	776,984	803,670
FNMA, 3.50%, 2/1/46	1,786,165	1,847,779
FNMA, 6.50%, 8/1/47	16,236	17,558
FNMA, 6.50%, 9/1/47	37,313	40,271
FNMA, 6.50%, 9/1/47	1,678	1,814
FNMA, 6.50%, 9/1/47	27,556	29,723
FNMA, 6.50%, 9/1/47	7,352	7,913
GNMA, 2.50%, 6/21/17(9)	50,000	49,201
GNMA, 3.00%, 6/21/17(9)	1,100,000	1,120,195
GNMA, 3.50%, 6/21/17(9)	175,000	182,492
GNMA, 4.00%, 6/21/17(9)	1,100,000	1,163,938
GNMA, 7.00%, 1/15/24	1,371	1,468
GNMA, 8.00%, 7/15/24	4,264	4,452
GNMA, 8.00%, 9/15/24	3,299	3,511
GNMA, 9.00%, 4/20/25	668	751
GNMA, 7.00%, 9/15/25	6,786	6,993
GNMA, 7.50%, 10/15/25	4,253	4,374
GNMA, 7.50%, 2/15/26	10,278	11,286
GNMA, 8.25%, 7/15/26	26,652	27,322
GNMA, 7.00%, 12/15/27	14,435	14,583
GNMA, 6.50%, 2/15/28	5,846	6,466
GNMA, 6.50%, 3/15/28	9,225	10,198
GNMA, 6.50%, 4/15/28	1,125	1,245
GNMA, 6.00%, 10/15/28	19,513	22,227
GNMA, 7.00%, 5/15/31	7,269	8,577
GNMA, 5.50%, 11/15/32	51,125	57,879
GNMA, 6.50%, 10/15/38	667,426	787,609
GNMA, 4.50%, 5/20/41	507,289	548,946
GNMA, 4.50%, 6/15/41	275,723	303,418
GNMA, 4.00%, 12/15/41	999,139	1,060,766
GNMA, 3.50%, 6/20/42	423,111	443,589
GNMA, 3.50%, 7/20/42	323,598	338,963
GNMA, 3.50%, 4/20/45	140,190	146,377
GNMA, 2.50%, 7/20/46	180,520	177,836
GNMA, 2.50%, 8/20/46	575,727	567,165
		29,013,047
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $32,274,820)		32,862,360
MUNICIPAL SECURITIES — 3.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	144,463
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 0.81%, 6/7/17 (LOC: Bank of America N.A.)	1,600,000	1,600,000
Chicago Midway International Airport Rev., VRDN, 0.78%, 6/1/17 (LOC: Bank of Montreal)	1,545,000	1,545,000
Illinois Housing Development Authority Rev., VRDN, 0.85%, 6/1/17 (LIQ FAC: FHLB)	2,150,000	2,150,000

56

	Shares/ Principal Amount	Value
Los Angeles Community College District GO, 6.68%, 8/1/36	$10,000	$13,649
Massachusetts Health & Educational Facilities Authority Rev., (Harrington Memorial Hospital, Inc.), VRDN, 0.77%, 6/7/17 (LOC: TD Bank N.A.)	500,000	500,000
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	41,187
New Jersey State Turnpike Authority Rev., 7.41%, 1/1/40	100,000	147,494
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	12,881
New York City GO, 6.27%, 12/1/37	40,000	53,193
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	126,533
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.01%, 6/7/17 (LOC: FNMA)	475,000	475,000
Pasadena Public Financing Authority Rev., VRDN, 1.00%, 6/1/17 (SBBPA: Bank of the West)	2,480,000	2,480,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	58,229
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	15,000	16,174
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 0.77%, 6/7/17 (SBBPA: Northern Trust Company)	1,500,000	1,500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	180,477
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	180,000	226,460
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	10,000	11,729
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	94,167
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,284
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	130,428
State of California GO, 7.55%, 4/1/39	30,000	45,351
State of California GO, 7.30%, 10/1/39	55,000	79,438
State of California GO, (Building Bonds), 7.60%, 11/1/40	65,000	99,956
State of Connecticut GO, 1.42%, 3/15/18	960,000	960,307
State of Illinois GO, 5.10%, 6/1/33	65,000	58,791
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	90,355
State of Texas GO, 5.52%, 4/1/39	15,000	19,438
State of Washington GO, 5.14%, 8/1/40	5,000	6,129
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.97%, 6/1/17 (LOC: Bank of America N.A.)	2,000,000	2,000,000
Tennis for Charity, Inc. Rev., VRDN, 1.00%, 6/7/17 (LOC: JPMorgan Chase Bank N.A.)	1,530,000	1,530,000
TOTAL MUNICIPAL SECURITIES (Cost $16,079,560)		16,404,113
COLLATERALIZED MORTGAGE OBLIGATIONS(8) — 1.7%
Private Sponsor Collateralized Mortgage Obligations — 1.3%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.32%, 6/1/17	614,796	594,652

57

	Shares/ Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.75%, 6/1/17	$249,426	$247,170
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.44%, 6/1/17	164,844	158,244
FNMA, Series 2017-C03, Class 1M1, VRN, 1.97%, 6/26/17	196,612	197,277
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.10%, 6/1/17	1,026,088	1,064,601
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.06%, 6/1/17	718,540	722,013
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 6/1/17(4)	264,197	268,765
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/17(4)	89,851	90,061
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 6/1/17(4)	159,890	163,399
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 6/1/17(4)	196,424	200,735
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 6/1/17(4)	266,695	278,891
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 6/1/17(4)	124,733	128,693
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 6/1/17(4)	196,322	200,346
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 6/1/17(4)	95,194	93,751
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.76%, 6/26/17	414,120	384,986
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 6/1/17(4)	152,059	156,119
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.03%, 6/1/17	221,444	217,553
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.83%, 6/1/17	121,938	123,011
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.12%, 6/1/17	87,933	90,244
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 6/1/17	48,950	49,595
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.31%, 6/1/17	627,826	630,089
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	33,592	33,930
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.18%, 6/1/17	96,284	93,377
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.25%, 6/1/17	89,204	84,947
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	221,465	220,551
Wells Fargo-Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.07%, 6/1/17	22,709	21,461
		6,514,461
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.37%, 6/26/17	50,000	50,679
FHLMC, Series KF29, Class A, VRN, 1.34%, 6/25/17	699,925	700,986
FNMA, Series 2014-C02, Class 1M2, VRN, 3.62%, 6/26/17	250,000	261,775

58

	Shares/ Principal Amount	Value
FNMA, Series 2014-C02, Class 2M2, VRN, 3.62%, 6/26/17	$275,000	$285,358
FNMA, Series 2016-C04, Class 1M1, VRN, 2.47%, 6/26/17	304,476	308,216
FNMA, Series 2016-C04, Class 1M2, VRN, 5.27%, 6/26/17	50,000	55,189
FNMA, Series 2016-C05, Class 2M1, VRN, 2.37%, 6/26/17	137,295	138,395
FNMA, Series 2016-C05, Class 2M2, VRN, 5.47%, 6/26/17	70,000	77,217
FNMA, Series 2017-C01, Class 1M1, VRN, 2.32%, 6/26/17	244,759	246,843
FNMA, Series 2017-C01, Class 1M2, VRN, 4.57%, 6/26/17	100,000	105,672
		2,230,330
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,683,989)		8,744,791
COMMERCIAL MORTGAGE-BACKED SECURITIES(8) — 1.4%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.79%, 6/15/17(4)	450,000	450,573
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	400,000	410,351
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	425,000	439,712
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.94%, 6/15/17(4)	606,723	607,624
CD 2016-CD2 Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 6/1/17	350,000	365,547
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.79%, 6/15/17(4)	175,000	175,615
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 6/1/17	375,000	406,764
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/17	425,000	451,968
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 6/1/17	108,000	114,535
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 6/1/17	375,000	396,938
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 6/1/17	125,000	128,764
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/17	75,000	80,140
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(4)	500,000	513,730
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	100,000	103,117
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 6/1/17	325,000	335,113
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(4)	400,000	394,054
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/17(4)	450,000	466,782
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	100,000	103,756
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.89%, 5/15/17(4)	850,000	850,492
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	200,000	197,500
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 6/1/17	100,000	99,609

59

	Shares/ Principal Amount	Value
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50(2)	$370,000	$373,674
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,350,952)		7,466,358
COMMERCIAL PAPER(5) — 1.4%
BASF SE, 0.99%, 6/26/17(4)	1,600,000	1,598,959
COCA-COLA Co., 0.93%, 6/7/17(4)	1,014,000	1,013,842
COCA-COLA Co., 1.01%, 7/18/17(4)	600,000	599,317
Thunder Bay Funding LLC, 1.12%, 6/22/17(4)	1,600,000	1,599,019
University of Texas System (The), 0.77%, 6/6/17	1,600,000	1,599,984
Wells Fargo Bank N.A., 1.36%, 6/12/17	1,000,000	1,000,198
TOTAL COMMERCIAL PAPER (Cost $7,411,011)		7,411,319
ASSET-BACKED SECURITIES(8) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	75,000	76,740
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(4)	290,113	292,034
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.64%, 6/22/17	400,000	402,369
Colony American Homes, Series 2014-2A, Class A, VRN, 1.98%, 6/17/17(4)	239,732	239,547
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.25%, 6/17/17(4)	658,490	663,946
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(4)	265,813	265,896
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(4)	264,597	264,770
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(4)	250,000	250,923
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.39%, 6/10/17(4)	87,912	87,902
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(4)	250,000	249,442
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	55,999	55,912
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	268,379	264,622
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(4)	242,920	243,856
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	300,000	300,014
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	300,000	300,471
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.20%, 6/17/17(4)	167,808	168,013
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	193,845	193,396
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	193,189	191,521
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.40%, 6/17/17(4)	275,000	277,742
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(4)	252,540	255,712

60

	Shares/ Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(4)	$242,200	$241,729
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(4)	30,946	30,978
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(4)	223,352	223,235
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	186,960	187,611
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(4)	256,250	256,298
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	73,967	74,046
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 6/1/17(4)	150,000	151,621
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	64,444	66,700
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	377,820	377,328
TOTAL ASSET-BACKED SECURITIES (Cost $6,630,912)		6,654,374
U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FNMA, 2.125%, 4/24/26	110,000	107,578
FNMA, 6.625%, 11/15/30	2,000,000	2,875,990
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,825,098)		2,983,568
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth ETF	796	94,995
iShares Russell 1000 Value ETF	4,950	566,924
iShares Russell Mid-Cap Value ETF	6,861	568,502
SPDR S&P Bank ETF	10,463	430,343
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,538,435)		1,660,764
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $16,362)	328	17,414
TEMPORARY CASH INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,335,010	10,335,010
U.S. Treasury Bills, 0.64%, 8/10/17(3)(5)	$100,000	99,825
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,434,889)		10,434,835
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $478,719,872)		534,130,042
OTHER ASSETS AND LIABILITIES — (1.9)%		(9,995,785)
TOTAL NET ASSETS — 100.0%		$524,134,257

61

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	1,129,564	USD	72,711	Goldman Sachs & Co.	6/21/17	$(3,224)
ARS	1,047,068	USD	67,401	Goldman Sachs & Co.	6/21/17	(2,988)
AUD	120,198	USD	91,849	JPMorgan Chase Bank N.A.	6/21/17	(2,564)
AUD	106,717	USD	81,547	JPMorgan Chase Bank N.A.	6/21/17	(2,276)
AUD	22,890	USD	17,246	JPMorgan Chase Bank N.A.	6/21/17	(243)
AUD	73,917	USD	55,514	JPMorgan Chase Bank N.A.	6/21/17	(608)
AUD	36,307	USD	27,268	JPMorgan Chase Bank N.A.	6/21/17	(299)
AUD	45,757	USD	34,133	JPMorgan Chase Bank N.A.	6/21/17	(144)
AUD	47,971	USD	35,784	JPMorgan Chase Bank N.A.	6/21/17	(151)
USD	53,444	AUD	70,982	JPMorgan Chase Bank N.A.	6/21/17	717
USD	528,620	AUD	702,091	JPMorgan Chase Bank N.A.	6/21/17	7,097
USD	20,572	AUD	26,700	JPMorgan Chase Bank N.A.	6/21/17	739
USD	72,105	AUD	95,696	JPMorgan Chase Bank N.A.	6/21/17	1,020
USD	80,041	AUD	106,229	JPMorgan Chase Bank N.A.	6/21/17	1,132
USD	11,623	AUD	15,437	JPMorgan Chase Bank N.A.	6/21/17	157
USD	72,161	AUD	96,509	JPMorgan Chase Bank N.A.	6/21/17	473
USD	60,751	AUD	81,249	JPMorgan Chase Bank N.A.	6/21/17	398
USD	78,256	AUD	104,128	JPMorgan Chase Bank N.A.	6/21/17	908
USD	69,422	AUD	92,373	JPMorgan Chase Bank N.A.	6/21/17	806
USD	34,590	AUD	47,108	JPMorgan Chase Bank N.A.	6/21/17	(403)
USD	36,558	AUD	49,788	JPMorgan Chase Bank N.A.	6/21/17	(425)
USD	17,530	AUD	23,432	JPMorgan Chase Bank N.A.	6/21/17	124
BRL	430,823	USD	135,050	Goldman Sachs & Co.	6/21/17	(2,477)
BRL	467,075	USD	146,414	Goldman Sachs & Co.	6/21/17	(2,685)
USD	137,643	BRL	430,823	Goldman Sachs & Co.	6/21/17	5,070
USD	149,225	BRL	467,075	Goldman Sachs & Co.	6/21/17	5,497
USD	67,293	BRL	231,318	Goldman Sachs & Co.	6/21/17	(3,889)
USD	63,266	BRL	217,477	Goldman Sachs & Co.	6/21/17	(3,656)
CAD	21,206	USD	15,881	JPMorgan Chase Bank N.A.	6/21/17	(177)
CAD	25,552	USD	19,072	JPMorgan Chase Bank N.A.	6/21/17	(150)
CAD	353,324	USD	263,910	JPMorgan Chase Bank N.A.	6/21/17	(2,264)
CAD	13,920	USD	10,188	JPMorgan Chase Bank N.A.	6/21/17	121
CAD	38,005	USD	28,125	JPMorgan Chase Bank N.A.	6/21/17	19
CAD	136,524	USD	101,456	JPMorgan Chase Bank N.A.	6/21/17	(356)
CAD	145,929	USD	108,445	JPMorgan Chase Bank N.A.	6/21/17	(381)
CAD	3,414	USD	2,552	Morgan Stanley	6/30/17	(24)
CAD	25,095	USD	18,761	Morgan Stanley	6/30/17	(174)
CAD	664	USD	499	Morgan Stanley	6/30/17	(7)
CAD	21,043	USD	15,816	Morgan Stanley	6/30/17	(231)
CAD	798	USD	600	Morgan Stanley	6/30/17	(9)
CAD	3,253	USD	2,432	Morgan Stanley	6/30/17	(22)
CAD	1,124	USD	830	Morgan Stanley	6/30/17	3
CAD	16,892	USD	12,463	Morgan Stanley	6/30/17	48
CAD	22,972	USD	16,849	Morgan Stanley	6/30/17	165
CAD	13,343	USD	9,745	Morgan Stanley	6/30/17	137
CAD	25,749	USD	18,714	Morgan Stanley	6/30/17	356
CAD	525	USD	383	Morgan Stanley	6/30/17	5
CAD	2,819	USD	2,072	Morgan Stanley	6/30/17	16

62

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	19,126	USD	14,056	Morgan Stanley	6/30/17	$110
CAD	14,620	USD	10,744	Morgan Stanley	6/30/17	84
USD	751,027	CAD	1,009,787	JPMorgan Chase Bank N.A.	6/21/17	3,254
USD	105,951	CAD	142,456	JPMorgan Chase Bank N.A.	6/21/17	459
USD	6,113	CAD	8,130	JPMorgan Chase Bank N.A.	6/21/17	93
USD	12,668	CAD	16,923	JPMorgan Chase Bank N.A.	6/21/17	136
USD	74,245	CAD	99,822	JPMorgan Chase Bank N.A.	6/21/17	324
USD	71,483	CAD	96,109	JPMorgan Chase Bank N.A.	6/21/17	312
USD	21,041	CAD	28,750	JPMorgan Chase Bank N.A.	6/21/17	(249)
USD	72,141	CAD	99,038	JPMorgan Chase Bank N.A.	6/21/17	(1,199)
USD	72,608	CAD	99,679	JPMorgan Chase Bank N.A.	6/21/17	(1,207)
USD	65,088	CAD	89,377	JPMorgan Chase Bank N.A.	6/21/17	(1,098)
USD	69,280	CAD	95,134	JPMorgan Chase Bank N.A.	6/21/17	(1,169)
USD	26,464	CAD	35,681	JPMorgan Chase Bank N.A.	6/21/17	41
USD	5,253	CAD	7,094	JPMorgan Chase Bank N.A.	6/21/17	—
USD	8,997	CAD	12,149	JPMorgan Chase Bank N.A.	6/21/17	—
USD	23,614	CAD	32,097	Morgan Stanley	6/21/17	(154)
USD	81,036	CAD	108,287	Morgan Stanley	6/30/17	834
USD	22,593	CAD	30,191	Morgan Stanley	6/30/17	232
USD	521,125	CAD	696,367	Morgan Stanley	6/30/17	5,362
USD	449,191	CAD	600,242	Morgan Stanley	6/30/17	4,622
USD	20,123	CAD	26,973	Morgan Stanley	6/30/17	145
USD	1,899	CAD	2,546	Morgan Stanley	6/30/17	14
USD	1,917	CAD	2,553	Morgan Stanley	6/30/17	26
USD	738	CAD	993	Morgan Stanley	6/30/17	2
USD	17,530	CAD	23,848	Morgan Stanley	6/30/17	(133)
USD	643	CAD	876	Morgan Stanley	6/30/17	(6)
USD	1,692	CAD	2,321	Morgan Stanley	6/30/17	(27)
USD	1,686	CAD	2,268	Morgan Stanley	6/30/17	6
USD	619	CAD	834	Morgan Stanley	6/30/17	2
CHF	85,086	USD	85,215	Credit Suisse AG	6/21/17	2,744
CHF	71,290	USD	71,398	Credit Suisse AG	6/21/17	2,299
CHF	65,458	USD	65,896	Credit Suisse AG	6/21/17	1,772
CHF	74,685	USD	75,185	Credit Suisse AG	6/21/17	2,022
CHF	73,050	USD	74,873	Credit Suisse AG	6/21/17	643
CHF	69,652	USD	71,390	Credit Suisse AG	6/21/17	613
CHF	21,072	USD	21,205	Credit Suisse AG	6/30/17	592
USD	502,610	CHF	506,729	Credit Suisse AG	6/21/17	(21,227)
USD	153,341	CHF	154,598	Credit Suisse AG	6/21/17	(6,476)
USD	75,053	CHF	74,565	Credit Suisse AG	6/21/17	(2,030)
USD	71,494	CHF	71,029	Credit Suisse AG	6/21/17	(1,933)
USD	66,546	CHF	66,867	Credit Suisse AG	6/21/17	(2,578)
USD	68,459	CHF	68,789	Credit Suisse AG	6/21/17	(2,652)
USD	9,664	CHF	9,379	Credit Suisse AG	6/21/17	(32)
USD	154,620	CHF	152,625	Credit Suisse AG	6/30/17	(3,258)
USD	17,474	CHF	17,332	Credit Suisse AG	6/30/17	(454)
USD	16,828	CHF	16,741	Credit Suisse AG	6/30/17	(488)
USD	17,245	CHF	17,173	Credit Suisse AG	6/30/17	(518)
USD	15,784	CHF	15,734	Credit Suisse AG	6/30/17	(491)
63

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,798	CHF	41,720	Credit Suisse AG	6/30/17	$(1,358)
USD	16,076	CHF	16,108	Credit Suisse AG	6/30/17	(586)
USD	6,864	CHF	6,885	Credit Suisse AG	6/30/17	(258)
USD	14,718	CHF	14,611	Credit Suisse AG	6/30/17	(395)
USD	12,973	CHF	12,895	Credit Suisse AG	6/30/17	(366)
USD	9,162	CHF	9,095	Credit Suisse AG	6/30/17	(246)
USD	7,848	CHF	7,778	Credit Suisse AG	6/30/17	(197)
USD	9,446	CHF	9,308	Credit Suisse AG	6/30/17	(182)
USD	9,503	CHF	9,563	Credit Suisse AG	6/30/17	(388)
USD	46,223	CHF	45,008	Credit Suisse AG	6/30/17	(333)
USD	21,402	CHF	20,681	Credit Suisse AG	6/30/17	9
CLP	4,758,166	USD	7,307	Goldman Sachs & Co.	6/21/17	(250)
USD	74,019	CLP	49,354,163	Goldman Sachs & Co.	6/21/17	818
USD	68,074	CLP	45,390,430	Goldman Sachs & Co.	6/21/17	752
USD	36,327	CLP	24,273,378	Goldman Sachs & Co.	6/21/17	325
USD	34,673	CLP	23,168,759	Goldman Sachs & Co.	6/21/17	310
USD	69,386	CLP	47,286,377	Goldman Sachs & Co.	6/21/17	(748)
USD	74,867	CLP	51,021,602	Goldman Sachs & Co.	6/21/17	(807)
COP	199,581,634	USD	67,811	Goldman Sachs & Co.	6/21/17	435
COP	216,713,802	USD	73,632	Goldman Sachs & Co.	6/21/17	472
COP	197,978,065	USD	68,292	Goldman Sachs & Co.	6/21/17	(595)
COP	215,192,084	USD	74,230	Goldman Sachs & Co.	6/21/17	(646)
COP	222,633,403	USD	74,709	Goldman Sachs & Co.	6/21/17	1,419
COP	194,960,245	USD	65,423	Goldman Sachs & Co.	6/21/17	1,242
USD	66,275	COP	194,960,245	Goldman Sachs & Co.	6/21/17	(391)
USD	75,682	COP	222,633,403	Goldman Sachs & Co.	6/21/17	(446)
USD	73,806	COP	217,802,532	Goldman Sachs & Co.	6/21/17	(670)
USD	67,387	COP	198,858,003	Goldman Sachs & Co.	6/21/17	(612)
USD	72,101	COP	214,103,354	Goldman Sachs & Co.	6/21/17	(1,110)
USD	66,914	COP	198,701,696	Goldman Sachs & Co.	6/21/17	(1,031)
USD	7,043	CZK	179,534	Goldman Sachs & Co.	6/21/17	(620)
USD	35,285	CZK	896,994	Goldman Sachs & Co.	6/21/17	(3,000)
USD	1,422	CZK	36,154	Goldman Sachs & Co.	6/21/17	(121)
DKK	46,682	USD	6,715	JPMorgan Chase Bank N.A.	6/21/17	342
DKK	558,405	USD	80,326	JPMorgan Chase Bank N.A.	6/21/17	4,095
DKK	817,590	USD	117,610	JPMorgan Chase Bank N.A.	6/21/17	5,995
DKK	60,190	USD	8,591	JPMorgan Chase Bank N.A.	6/21/17	508
DKK	47,647	USD	6,798	JPMorgan Chase Bank N.A.	6/21/17	406
USD	104,960	DKK	735,692	JPMorgan Chase Bank N.A.	6/21/17	(6,263)
USD	57,468	DKK	399,728	JPMorgan Chase Bank N.A.	6/21/17	(2,963)
USD	71,836	DKK	499,659	JPMorgan Chase Bank N.A.	6/21/17	(3,704)
EUR	52,003	USD	55,304	JPMorgan Chase Bank N.A.	6/21/17	3,171
EUR	1,118	USD	1,192	JPMorgan Chase Bank N.A.	6/21/17	65
EUR	180,792	USD	197,594	JPMorgan Chase Bank N.A.	6/21/17	5,700
EUR	839,732	USD	918,197	JPMorgan Chase Bank N.A.	6/21/17	26,056
EUR	116,230	USD	127,358	JPMorgan Chase Bank N.A.	6/21/17	3,339
EUR	335,868	USD	367,517	JPMorgan Chase Bank N.A.	6/21/17	10,156
EUR	217,792	USD	238,314	JPMorgan Chase Bank N.A.	6/21/17	6,586
EUR	218,557	USD	238,583	JPMorgan Chase Bank N.A.	6/21/17	7,177

64

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	107,874	USD	117,758	JPMorgan Chase Bank N.A.	6/21/17	$3,542
EUR	195,936	USD	213,899	JPMorgan Chase Bank N.A.	6/21/17	6,424
EUR	240,673	USD	262,147	JPMorgan Chase Bank N.A.	6/21/17	8,481
EUR	95,385	USD	103,833	JPMorgan Chase Bank N.A.	6/21/17	3,424
EUR	104,096	USD	113,316	JPMorgan Chase Bank N.A.	6/21/17	3,737
EUR	206,903	USD	225,204	JPMorgan Chase Bank N.A.	6/21/17	7,452
EUR	49,435	USD	55,475	JPMorgan Chase Bank N.A.	6/21/17	114
EUR	521,258	USD	584,938	JPMorgan Chase Bank N.A.	6/21/17	1,201
EUR	20,282	USD	22,814	JPMorgan Chase Bank N.A.	6/21/17	(8)
EUR	70,160	USD	78,925	JPMorgan Chase Bank N.A.	6/21/17	(32)
EUR	65,149	USD	73,288	JPMorgan Chase Bank N.A.	6/21/17	(30)
EUR	19,408	USD	21,721	JPMorgan Chase Bank N.A.	6/21/17	103
EUR	11,091	USD	12,412	JPMorgan Chase Bank N.A.	6/21/17	59
EUR	72,129	USD	81,186	JPMorgan Chase Bank N.A.	6/21/17	(79)
EUR	25,049	USD	28,194	JPMorgan Chase Bank N.A.	6/21/17	(27)
EUR	10,488	USD	11,388	UBS AG	6/30/17	412
EUR	7,687	USD	8,232	UBS AG	6/30/17	416
EUR	570	USD	611	UBS AG	6/30/17	31
EUR	5,729	USD	6,126	UBS AG	6/30/17	320
EUR	143	USD	153	UBS AG	6/30/17	8
EUR	433	USD	460	UBS AG	6/30/17	27
EUR	82	USD	88	UBS AG	6/30/17	5
EUR	3,858	USD	4,161	UBS AG	6/30/17	179
EUR	25,772	USD	27,670	UBS AG	6/30/17	1,325
EUR	8,858	USD	9,660	UBS AG	6/30/17	306
EUR	944	USD	1,029	UBS AG	6/30/17	33
EUR	357	USD	390	UBS AG	6/30/17	12
EUR	24,638	USD	26,958	UBS AG	6/30/17	760
EUR	4,154	USD	4,569	UBS AG	6/30/17	104
EUR	406	USD	443	UBS AG	6/30/17	14
EUR	1,564	USD	1,702	UBS AG	6/30/17	58
EUR	10,457	USD	11,677	UBS AG	6/30/17	87
EUR	59,676	USD	66,877	UBS AG	6/30/17	261
EUR	3,619	USD	4,060	UBS AG	6/30/17	12
EUR	12,368	USD	13,874	UBS AG	6/30/17	40
EUR	25,111	USD	28,169	UBS AG	6/30/17	82
EUR	23,939	USD	26,938	UBS AG	6/30/17	(5)
USD	1,490,944	EUR	1,402,139	JPMorgan Chase Bank N.A.	6/21/17	(85,718)
USD	86,384	EUR	81,230	JPMorgan Chase Bank N.A.	6/21/17	(4,957)
USD	4,826	EUR	4,534	JPMorgan Chase Bank N.A.	6/21/17	(272)
USD	3,088	EUR	2,875	JPMorgan Chase Bank N.A.	6/21/17	(144)
USD	8,348,245	EUR	7,634,845	JPMorgan Chase Bank N.A.	6/21/17	(236,901)
USD	3,777	EUR	3,435	JPMorgan Chase Bank N.A.	6/21/17	(86)
USD	12,776	EUR	11,620	JPMorgan Chase Bank N.A.	6/21/17	(291)
USD	3,777	EUR	3,435	JPMorgan Chase Bank N.A.	6/21/17	(86)
USD	58,425	EUR	53,022	JPMorgan Chase Bank N.A.	6/21/17	(1,197)
USD	9,464	EUR	8,607	JPMorgan Chase Bank N.A.	6/21/17	(214)
USD	212,667	EUR	194,182	JPMorgan Chase Bank N.A.	6/21/17	(5,684)
USD	309,886	EUR	282,950	JPMorgan Chase Bank N.A.	6/21/17	(8,283)

65

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,102	EUR	2,850	JPMorgan Chase Bank N.A.	6/21/17	$(103)
USD	3,722	EUR	3,420	JPMorgan Chase Bank N.A.	6/21/17	(123)
USD	1,968	EUR	1,800	JPMorgan Chase Bank N.A.	6/21/17	(56)
USD	230,812	EUR	205,685	JPMorgan Chase Bank N.A.	6/21/17	(474)
USD	4,288	EUR	3,813	JPMorgan Chase Bank N.A.	6/21/17	1
USD	335,319	EUR	298,145	JPMorgan Chase Bank N.A.	6/21/17	64
USD	18,775	EUR	16,694	JPMorgan Chase Bank N.A.	6/21/17	4
USD	20,327	EUR	18,079	JPMorgan Chase Bank N.A.	6/21/17	(3)
USD	93,575	EUR	83,227	JPMorgan Chase Bank N.A.	6/21/17	(11)
USD	77,159	EUR	68,626	JPMorgan Chase Bank N.A.	6/21/17	(9)
USD	4,627	EUR	4,246	UBS AG	6/30/17	(150)
USD	324,686	EUR	297,970	UBS AG	6/30/17	(10,542)
USD	134,042	EUR	123,013	UBS AG	6/30/17	(4,352)
USD	1,051,083	EUR	964,597	UBS AG	6/30/17	(34,127)
USD	3,761	EUR	3,480	UBS AG	6/30/17	(154)
USD	68,455	EUR	64,024	UBS AG	6/30/17	(3,574)
USD	137	EUR	129	UBS AG	6/30/17	(8)
USD	132	EUR	124	UBS AG	6/30/17	(8)
USD	3,161	EUR	2,881	UBS AG	6/30/17	(81)
USD	10,718	EUR	9,731	UBS AG	6/30/17	(230)
GBP	20,120	USD	24,529	Credit Suisse AG	6/21/17	1,409
GBP	4,650	USD	5,697	Credit Suisse AG	6/21/17	297
GBP	1,756	USD	2,196	Credit Suisse AG	6/21/17	68
GBP	56,938	USD	71,253	Credit Suisse AG	6/21/17	2,152
GBP	66,618	USD	83,367	Credit Suisse AG	6/21/17	2,518
GBP	8,001	USD	10,042	Credit Suisse AG	6/21/17	273
GBP	8,046	USD	10,078	Credit Suisse AG	6/21/17	295
GBP	24,773	USD	30,883	Credit Suisse AG	6/21/17	1,055
GBP	25,487	USD	31,773	Credit Suisse AG	6/21/17	1,085
GBP	26,106	USD	33,268	Credit Suisse AG	6/21/17	388
GBP	63,371	USD	80,757	Credit Suisse AG	6/21/17	941
GBP	16,038	USD	20,613	Credit Suisse AG	6/21/17	64
GBP	19,999	USD	25,704	Credit Suisse AG	6/21/17	80
GBP	62,244	USD	80,765	Credit Suisse AG	6/21/17	(520)
GBP	53,683	USD	69,384	Credit Suisse AG	6/21/17	(176)
GBP	7,820	USD	10,126	Credit Suisse AG	6/21/17	(44)
GBP	7,820	USD	10,126	Credit Suisse AG	6/21/17	(44)
GBP	14,240	USD	18,534	Credit Suisse AG	6/21/17	(176)
GBP	21,524	USD	28,037	Credit Suisse AG	6/21/17	(288)
GBP	703,252	USD	857,545	Credit Suisse AG	6/21/17	49,094
GBP	39,446	USD	50,716	UBS AG	6/21/17	139
GBP	6,453	USD	8,090	Credit Suisse AG	6/30/17	231
GBP	5,689	USD	7,288	Credit Suisse AG	6/30/17	48
GBP	4,664	USD	5,990	Credit Suisse AG	6/30/17	25
GBP	11,716	USD	15,179	Credit Suisse AG	6/30/17	(70)
GBP	4,871	USD	6,355	Credit Suisse AG	6/30/17	(74)
USD	1,183,039	GBP	970,181	Credit Suisse AG	6/21/17	(67,729)
USD	71,097	GBP	57,986	Credit Suisse AG	6/21/17	(3,659)
USD	14,524	GBP	11,727	Credit Suisse AG	6/21/17	(594)

66

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,229	GBP	8,166	Credit Suisse AG	6/21/17	$(299)
USD	40,120	GBP	32,031	Credit Suisse AG	6/21/17	(1,175)
USD	53,525	GBP	43,023	Credit Suisse AG	6/21/17	(1,940)
USD	94,124	GBP	73,513	Credit Suisse AG	6/21/17	(650)
USD	9,615	GBP	7,474	Credit Suisse AG	6/21/17	(21)
USD	52,209	GBP	40,652	Credit Suisse AG	6/21/17	(200)
USD	30,927	GBP	23,835	Credit Suisse AG	6/21/17	199
USD	41,294	GBP	31,880	Credit Suisse AG	6/21/17	194
USD	2,292	GBP	1,772	Credit Suisse AG	6/21/17	8
USD	48,304	GBP	37,083	Credit Suisse AG	6/21/17	496
USD	70,440	GBP	54,728	Credit Suisse AG	6/21/17	(116)
USD	48,672	GBP	37,815	Credit Suisse AG	6/21/17	(80)
USD	13,110	GBP	10,151	Credit Suisse AG	6/21/17	23
USD	14,053	GBP	10,881	Credit Suisse AG	6/21/17	25
USD	244,831	GBP	195,455	Credit Suisse AG	6/30/17	(7,230)
USD	8,371	GBP	6,717	Credit Suisse AG	6/30/17	(292)
USD	7,009	GBP	5,631	Credit Suisse AG	6/30/17	(254)
USD	7,551	GBP	5,828	Credit Suisse AG	6/30/17	36
USD	7,293	GBP	5,658	Credit Suisse AG	6/30/17	(4)
HKD	86,538	USD	11,154	Credit Suisse AG	6/21/17	(44)
HUF	21,101,460	USD	75,815	Goldman Sachs & Co.	6/21/17	1,141
HUF	19,559,606	USD	70,275	Goldman Sachs & Co.	6/21/17	1,057
USD	72,632	HUF	21,324,961	Goldman Sachs & Co.	6/21/17	(5,138)
USD	66,692	HUF	19,580,906	Goldman Sachs & Co.	6/21/17	(4,718)
USD	36,172	HUF	10,340,921	Goldman Sachs & Co.	6/21/17	(1,540)
USD	34,144	HUF	9,761,108	Goldman Sachs & Co.	6/21/17	(1,454)
USD	35,452	HUF	10,136,726	Goldman Sachs & Co.	6/21/17	(1,516)
USD	32,884	HUF	9,402,616	Goldman Sachs & Co.	6/21/17	(1,406)
USD	32,542	HUF	8,967,559	Goldman Sachs & Co.	6/21/17	(161)
USD	35,075	HUF	9,665,345	Goldman Sachs & Co.	6/21/17	(174)
IDR	1,762,273,696	USD	130,830	Goldman Sachs & Co.	6/21/17	1,463
IDR	2,013,759,510	USD	149,500	Goldman Sachs & Co.	6/21/17	1,672
IDR	911,017,885	USD	68,292	Goldman Sachs & Co.	6/21/17	97
IDR	982,794,466	USD	73,673	Goldman Sachs & Co.	6/21/17	105
USD	130,830	IDR	1,762,273,696	Goldman Sachs & Co.	6/21/17	(1,463)
USD	149,500	IDR	2,013,759,510	Goldman Sachs & Co.	6/21/17	(1,672)
ILS	234,917	USD	66,370	Goldman Sachs & Co.	6/21/17	21
ILS	263,276	USD	74,382	Goldman Sachs & Co.	6/21/17	23
ILS	291,140	USD	79,301	Goldman Sachs & Co.	6/21/17	2,979
INR	15,604,013	USD	231,205	Morgan Stanley	6/21/17	10,390
INR	13,239,777	USD	196,174	Morgan Stanley	6/21/17	8,816
INR	4,199,960	USD	65,131	Morgan Stanley	6/21/17	(103)
INR	4,588,548	USD	71,157	Morgan Stanley	6/21/17	(113)
USD	13,436	INR	871,447	Morgan Stanley	6/21/17	(57)
USD	65,541	INR	4,254,889	Morgan Stanley	6/21/17	(337)
USD	78,519	INR	5,097,468	Morgan Stanley	6/21/17	(404)
USD	109,096	INR	7,119,629	Morgan Stanley	6/21/17	(1,136)
USD	99,692	INR	6,505,928	Morgan Stanley	6/21/17	(1,038)
JPY	164,877,761	USD	1,470,154	Credit Suisse AG	6/21/17	19,803

67

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,120,032	USD	18,815	Credit Suisse AG	6/21/17	$343
JPY	8,717,079	USD	77,817	Credit Suisse AG	6/21/17	957
JPY	6,638,528	USD	59,262	Credit Suisse AG	6/21/17	729
JPY	33,538,705	USD	302,077	Credit Suisse AG	6/21/17	1,003
JPY	30,985,052	USD	279,077	Credit Suisse AG	6/21/17	927
JPY	2,979,234	USD	26,861	Credit Suisse AG	6/21/17	61
JPY	1,164,165	USD	10,487	Credit Suisse AG	6/21/17	33
JPY	2,045,208	USD	18,276	Credit Suisse AG	6/21/17	206
JPY	2,283,748	USD	20,665	Credit Suisse AG	6/21/17	(27)
JPY	542,974	USD	4,795	Credit Suisse AG	6/30/17	114
JPY	1,011,166	USD	9,140	Credit Suisse AG	6/30/17	2
JPY	735,363	USD	6,647	Credit Suisse AG	6/30/17	1
USD	5,351,699	JPY	600,193,090	Credit Suisse AG	6/21/17	(72,088)
USD	110,772	JPY	12,426,091	Credit Suisse AG	6/21/17	(1,520)
USD	113,675	JPY	12,751,725	Credit Suisse AG	6/21/17	(1,559)
USD	185,203	JPY	20,541,289	Credit Suisse AG	6/21/17	(423)
USD	12,373	JPY	1,373,472	Credit Suisse AG	6/21/17	(39)
USD	111,357	JPY	12,421,495	Credit Suisse AG	6/21/17	(893)
USD	31,224	JPY	3,482,890	Credit Suisse AG	6/21/17	(250)
USD	52,315	JPY	5,789,882	Credit Suisse AG	6/21/17	(7)
USD	46,865	JPY	5,186,770	Credit Suisse AG	6/21/17	(6)
USD	173,538	JPY	19,069,856	Credit Suisse AG	6/30/17	1,133
USD	6,303	JPY	700,685	Credit Suisse AG	6/30/17	(31)
USD	2,273	JPY	253,675	Credit Suisse AG	6/30/17	(21)
USD	8,666	JPY	969,936	Credit Suisse AG	6/30/17	(103)
USD	30,293	JPY	3,393,945	Credit Suisse AG	6/30/17	(391)
USD	4,623	JPY	519,951	Credit Suisse AG	6/30/17	(78)
USD	21,706	JPY	2,430,672	Credit Suisse AG	6/30/17	(269)
USD	4,788	JPY	537,265	Credit Suisse AG	6/30/17	(69)
USD	21,041	JPY	2,371,227	Credit Suisse AG	6/30/17	(397)
USD	20,105	JPY	2,259,436	Credit Suisse AG	6/30/17	(322)
USD	17,028	JPY	1,917,692	Credit Suisse AG	6/30/17	(309)
USD	9,929	JPY	1,119,929	Credit Suisse AG	6/30/17	(196)
USD	8,780	JPY	1,001,703	Credit Suisse AG	6/30/17	(276)
USD	13,915	JPY	1,584,459	Credit Suisse AG	6/30/17	(410)
USD	8,151	JPY	921,388	Credit Suisse AG	6/30/17	(179)
KRW	562,041,255	USD	497,492	Morgan Stanley	6/21/17	4,734
KRW	90,536,236	USD	78,163	Morgan Stanley	6/21/17	2,738
KRW	59,259,586	USD	52,303	Morgan Stanley	6/21/17	650
KRW	57,130,278	USD	50,424	Morgan Stanley	6/21/17	626
KRW	100,922,705	USD	89,029	Morgan Stanley	6/21/17	1,154
KRW	128,096,328	USD	113,000	Morgan Stanley	6/21/17	1,464
KRW	40,262,278	USD	35,929	Morgan Stanley	6/21/17	48
KRW	41,835,809	USD	37,333	Morgan Stanley	6/21/17	50
KRW	73,476,479	USD	63,435	Morgan Stanley	6/21/17	2,222
USD	310,201	KRW	350,450,062	Morgan Stanley	6/21/17	(2,952)
MXN	1,476,046	USD	77,042	JPMorgan Chase Bank N.A.	6/21/17	1,866
MXN	1,343,304	USD	70,113	JPMorgan Chase Bank N.A.	6/21/17	1,698
USD	40,708	MXN	809,328	JPMorgan Chase Bank N.A.	6/21/17	(2,558)

68

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	155,812	MXN	3,097,766	JPMorgan Chase Bank N.A.	6/21/17	$(9,792)
USD	14,086	MXN	263,863	JPMorgan Chase Bank N.A.	6/21/17	(20)
MYR	312,922	USD	69,981	Goldman Sachs & Co.	6/21/17	2,914
MYR	334,210	USD	76,199	Goldman Sachs & Co.	6/21/17	1,655
MYR	311,615	USD	71,048	Goldman Sachs & Co.	6/21/17	1,543
MYR	272,772	USD	62,901	Goldman Sachs & Co.	6/21/17	641
MYR	315,187	USD	72,682	Goldman Sachs & Co.	6/21/17	741
MYR	327,710	USD	76,035	Goldman Sachs & Co.	6/21/17	306
MYR	297,787	USD	69,092	Goldman Sachs & Co.	6/21/17	278
USD	43,765	MYR	195,695	Goldman Sachs & Co.	6/21/17	(1,822)
USD	110,597	MYR	481,982	Goldman Sachs & Co.	6/21/17	(1,681)
USD	99,093	MYR	431,846	Goldman Sachs & Co.	6/21/17	(1,506)
NOK	575,895	USD	68,389	JPMorgan Chase Bank N.A.	6/21/17	(210)
NOK	627,157	USD	74,476	JPMorgan Chase Bank N.A.	6/21/17	(228)
USD	1,948,570	NOK	16,545,694	JPMorgan Chase Bank N.A.	6/21/17	(10,244)
USD	1,677,901	NOK	14,247,397	JPMorgan Chase Bank N.A.	6/21/17	(8,821)
USD	11,650	NOK	98,503	JPMorgan Chase Bank N.A.	6/21/17	(12)
USD	80,070	NOK	677,489	JPMorgan Chase Bank N.A.	6/21/17	(137)
USD	92,756	NOK	784,823	JPMorgan Chase Bank N.A.	6/21/17	(158)
USD	19,837	NOK	170,399	JPMorgan Chase Bank N.A.	6/21/17	(336)
USD	20,421	NOK	175,411	JPMorgan Chase Bank N.A.	6/21/17	(346)
USD	6,747	NOK	57,730	JPMorgan Chase Bank N.A.	6/21/17	(88)
USD	8,421	NOK	72,050	JPMorgan Chase Bank N.A.	6/21/17	(109)
USD	68,154	NOK	584,454	JPMorgan Chase Bank N.A.	6/21/17	(1,038)
USD	72,576	NOK	622,375	JPMorgan Chase Bank N.A.	6/21/17	(1,106)
USD	12,236	NOK	105,242	JPMorgan Chase Bank N.A.	6/21/17	(223)
USD	9,906	NOK	85,196	JPMorgan Chase Bank N.A.	6/21/17	(181)
USD	68,821	NOK	593,343	JPMorgan Chase Bank N.A.	6/21/17	(1,424)
USD	63,535	NOK	547,768	JPMorgan Chase Bank N.A.	6/21/17	(1,315)
NZD	163,365	USD	114,864	JPMorgan Chase Bank N.A.	6/21/17	834
NZD	151,738	USD	106,689	JPMorgan Chase Bank N.A.	6/21/17	775
USD	104,945	NZD	151,982	JPMorgan Chase Bank N.A.	6/21/17	(2,691)
USD	112,154	NZD	162,422	JPMorgan Chase Bank N.A.	6/21/17	(2,875)
USD	73,144	NZD	105,122	JPMorgan Chase Bank N.A.	6/21/17	(1,305)
USD	77,098	NZD	110,805	JPMorgan Chase Bank N.A.	6/21/17	(1,376)
USD	70,291	NZD	102,372	JPMorgan Chase Bank N.A.	6/21/17	(2,211)
USD	74,048	NZD	107,844	JPMorgan Chase Bank N.A.	6/21/17	(2,329)
USD	73,489	NZD	106,844	JPMorgan Chase Bank N.A.	6/21/17	(2,180)
USD	69,848	NZD	101,551	JPMorgan Chase Bank N.A.	6/21/17	(2,072)
PEN	243,229	USD	74,542	Goldman Sachs & Co.	6/21/17	(312)
PEN	223,887	USD	68,614	Goldman Sachs & Co.	6/21/17	(287)
PHP	3,983,611	USD	79,426	Morgan Stanley	6/21/17	526
PHP	3,577,298	USD	71,325	Morgan Stanley	6/21/17	472
USD	200,249	PHP	10,162,616	Morgan Stanley	6/21/17	(3,718)
USD	222,770	PHP	11,305,592	Morgan Stanley	6/21/17	(4,136)
USD	4,037	PHP	201,039	Morgan Stanley	6/21/17	2
USD	73,213	PHP	3,648,199	Morgan Stanley	6/21/17	(7)
USD	69,217	PHP	3,449,060	Morgan Stanley	6/21/17	(7)
PLN	205,656	USD	50,289	Goldman Sachs & Co.	6/21/17	4,984

69

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	188,761	USD	46,158	Goldman Sachs & Co.	6/21/17	$4,574
PLN	760,403	USD	191,992	Goldman Sachs & Co.	6/21/17	12,378
PLN	686,261	USD	173,272	Goldman Sachs & Co.	6/21/17	11,171
PLN	298,650	USD	74,906	Goldman Sachs & Co.	6/21/17	5,361
PLN	295,272	USD	74,058	Goldman Sachs & Co.	6/21/17	5,301
PLN	294,756	USD	75,447	Goldman Sachs & Co.	6/21/17	3,773
PLN	266,542	USD	68,225	Goldman Sachs & Co.	6/21/17	3,412
USD	6,466	PLN	26,428	Goldman Sachs & Co.	6/21/17	(636)
USD	14,226	PLN	58,141	Goldman Sachs & Co.	6/21/17	(1,400)
USD	288,196	PLN	1,178,029	Goldman Sachs & Co.	6/21/17	(28,417)
USD	173,289	PLN	708,335	Goldman Sachs & Co.	6/21/17	(17,087)
USD	21,106	PLN	78,688	Goldman Sachs & Co.	6/21/17	(42)
USD	12,329	PLN	45,966	Goldman Sachs & Co.	6/21/17	(25)
USD	68,724	PLN	256,952	Goldman Sachs & Co.	6/21/17	(336)
USD	73,904	PLN	276,320	Goldman Sachs & Co.	6/21/17	(361)
RUB	4,376,937	USD	73,071	Morgan Stanley	6/21/17	3,770
RUB	7,829,557	USD	130,710	Morgan Stanley	6/21/17	6,744
RUB	4,198,507	USD	72,288	Morgan Stanley	6/21/17	1,420
RUB	4,001,038	USD	68,888	Morgan Stanley	6/21/17	1,353
USD	77,459	RUB	4,427,210	Morgan Stanley	6/21/17	(265)
USD	71,713	RUB	4,098,806	Morgan Stanley	6/21/17	(245)
USD	67,893	RUB	3,862,456	Morgan Stanley	6/21/17	85
USD	72,917	RUB	4,148,234	Morgan Stanley	6/21/17	91
SEK	700,818	USD	78,277	JPMorgan Chase Bank N.A.	6/21/17	2,444
SEK	453,874	USD	50,695	JPMorgan Chase Bank N.A.	6/21/17	1,583
SEK	678,807	USD	77,613	JPMorgan Chase Bank N.A.	6/21/17	572
SEK	570,147	USD	65,189	JPMorgan Chase Bank N.A.	6/21/17	480
SEK	144,903	USD	16,128	JPMorgan Chase Bank N.A.	6/21/17	562
SEK	1,644,329	USD	183,014	JPMorgan Chase Bank N.A.	6/21/17	6,381
USD	7,394	SEK	66,556	JPMorgan Chase Bank N.A.	6/21/17	(272)
USD	58,471	SEK	510,633	JPMorgan Chase Bank N.A.	6/21/17	(344)
USD	82,750	SEK	724,106	JPMorgan Chase Bank N.A.	6/21/17	(653)
USD	138,597	SEK	1,242,356	JPMorgan Chase Bank N.A.	6/21/17	(4,498)
USD	145,844	SEK	1,307,313	JPMorgan Chase Bank N.A.	6/21/17	(4,733)
USD	31,484	SEK	276,143	JPMorgan Chase Bank N.A.	6/21/17	(322)
USD	22,234	SEK	195,009	JPMorgan Chase Bank N.A.	6/21/17	(227)
SGD	233,822	USD	167,001	JPMorgan Chase Bank N.A.	6/21/17	2,025
USD	115,081	SGD	163,112	JPMorgan Chase Bank N.A.	6/21/17	(2,830)
THB	597,149	USD	17,091	Goldman Sachs & Co.	6/21/17	448
THB	3,414,664	USD	100,107	Goldman Sachs & Co.	6/21/17	182
THB	3,799,125	USD	111,379	Goldman Sachs & Co.	6/21/17	203
USD	95,751	THB	3,345,546	Goldman Sachs & Co.	6/21/17	(2,509)
USD	28,059	THB	972,950	Goldman Sachs & Co.	6/21/17	(517)
USD	5,607	THB	194,411	Goldman Sachs & Co.	6/21/17	(103)
USD	75,036	THB	2,589,874	Goldman Sachs & Co.	6/21/17	(1,029)
USD	74,483	THB	2,570,780	Goldman Sachs & Co.	6/21/17	(1,022)
USD	32,138	THB	1,110,795	Goldman Sachs & Co.	6/21/17	(486)
USD	31,360	THB	1,083,911	Goldman Sachs & Co.	6/21/17	(474)
TRY	184,733	USD	47,694	Goldman Sachs & Co.	6/21/17	4,366

70

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	208,346	USD	53,790	Goldman Sachs & Co.	6/21/17	$4,924
TRY	172,508	USD	46,566	Goldman Sachs & Co.	6/21/17	2,049
TRY	172,508	USD	46,566	Goldman Sachs & Co.	6/21/17	2,049
TRY	298,179	USD	82,479	Goldman Sachs & Co.	6/21/17	1,552
TRY	308,498	USD	85,333	Goldman Sachs & Co.	6/21/17	1,606
TRY	517,605	USD	144,721	Goldman Sachs & Co.	6/21/17	1,147
TRY	480,017	USD	134,211	Goldman Sachs & Co.	6/21/17	1,064
TRY	103,618	USD	26,950	Goldman Sachs & Co.	6/21/17	2,251
TRY	78,959	USD	20,536	Goldman Sachs & Co.	6/21/17	1,715
TWD	2,116,607	USD	69,602	Morgan Stanley	6/21/17	658
TWD	2,418,658	USD	79,535	Morgan Stanley	6/21/17	752
TWD	2,106,874	USD	69,465	Morgan Stanley	6/21/17	472
TWD	2,269,349	USD	74,822	Morgan Stanley	6/21/17	509
USD	70,086	TWD	2,116,607	Morgan Stanley	6/21/17	(174)
USD	80,088	TWD	2,418,658	Morgan Stanley	6/21/17	(199)
USD	137,329	TWD	4,158,330	Morgan Stanley	6/21/17	(705)
USD	148,042	TWD	4,482,719	Morgan Stanley	6/21/17	(760)
USD	73,553	TWD	2,215,411	Morgan Stanley	6/21/17	13
USD	69,080	TWD	2,080,693	Morgan Stanley	6/21/17	12
USD	70,478	TWD	2,138,300	Morgan Stanley	6/21/17	(502)
USD	73,855	TWD	2,240,766	Morgan Stanley	6/21/17	(526)
ZAR	989,781	USD	74,791	Goldman Sachs & Co.	6/21/17	414
ZAR	909,182	USD	68,701	Goldman Sachs & Co.	6/21/17	380
USD	75,215	ZAR	1,002,468	Goldman Sachs & Co.	6/21/17	(955)
USD	93,897	ZAR	1,251,466	Goldman Sachs & Co.	6/21/17	(1,192)
USD	75,488	ZAR	993,419	Goldman Sachs & Co.	6/21/17	6
USD	70,780	ZAR	931,461	Goldman Sachs & Co.	6/21/17	5
						$(419,518)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
25	Euro-Schatz 2-Year Bonds	September 2017	$3,149,731	$513
8	Korean Treasury 10-Year Bonds	June 2017	891,819	(14)
42	U.S. Treasury 10-Year Notes	September 2017	5,304,469	7,124
49	U.S. Treasury 2-Year Notes	September 2017	10,607,734	3,609
7	U.S. Treasury 5-Year Notes	September 2017	828,187	476
3	U.S. Treasury Long Bonds	September 2017	461,438	1,118
2	U.S. Treasury Ultra Bonds	September 2017	330,250	1,746
			$21,573,628	$14,572

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
27	Euro-Bobl 5-Year Bonds	September 2017	$4,033,948	$198
4	Euro-Bund 10-Year Bonds	September 2017	738,265	128
12	U.K. Gilt 10-Year Bonds	September 2017	1,978,132	5,394
2	U.S. Treasury 10-Year Ultra Notes	September 2017	271,469	(723)
			$7,021,814	$4,997

71

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
Markit CDX North America High Yield Index Series 25	$1,685,600	Sell	5.00%	12/20/20	2.64%	$162,769	$146,818
Markit CDX North America High Yield Index Series 26	772,200	Sell	5.00%	6/20/21	2.71%	60,948	72,828
Markit CDX North America High Yield Index Series 27	792,000	Sell	5.00%	12/20/21	3.02%	46,801	71,213
Markit CDX North America High Yield Index Series 28	650,000	Sell	5.00%	6/20/22	3.30%	5,857	54,944
						$276,375	$345,803

INTEREST RATE
Counterparty		Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Value
Bank of America N.A.	BRL	16,421,000	BZDIOVRA	Receive	9.60%	1/2/19	$(22,523)
Bank of America N.A.	BRL	4,518,000	BZDIOVRA	Pay	10.78%	1/2/23	15,192
							$(7,331)

* The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

72

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	KRW	-	South Korean Won
ARS	-	Argentine Peso	LIQ FAC	-	Liquidity Facilities
AUD	-	Australian Dollar	LOC	-	Letter of Credit
BRL	-	Brazilian Real	MTN	-	Medium Term Note
BZDIOVRA	-	Brazil Interbank Deposit Rate	MXN	-	Mexican Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CDX	-	Credit Derivatives Indexes	NOK	-	Norwegian Krone
CHF	-	Swiss Franc	NZD	-	New Zealand Dollar
CLP	-	Chilean Peso	PEN	-	Peruvian Sol
COP	-	Colombian Peso	PHP	-	Philippine Peso
CVA	-	Certificaten Van Aandelen	PIK	-	Payment in Kind
CZK	-	Czech Koruna	PLN	-	Polish Zloty
DKK	-	Danish Krone	RUB	-	Russian Ruble
EUR	-	Euro	SBBPA	-	Standby Bond Purchase Agreement
FHLB	-	Federal Home Loan Bank	SEK	-	Swedish Krona
FHLMC	-	Federal Home Loan Mortgage Corporation	SEQ	-	Sequential Payer
FNMA	-	Federal National Mortgage Association	SGD	-	Singapore Dollar
GBP	-	British Pound	THB	-	Thai Baht
GNMA	-	Government National Mortgage Association	TRY	-	Turkish Lira
GO	-	General Obligation	TWD	-	Taiwanese Dollar
HKD	-	Hong Kong Dollar	USD	-	United States Dollar
HUF	-	Hungarian Forint	VRDN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
INR	-	Indian Rupee
JPY	-	Japanese Yen	ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $229,582.

(4)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,150,860, which represented 5.8% of total net assets.

(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(6)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.6% of total net assets.

(7)	Security is a zero-coupon bond.

(8)	Final maturity date indicated, unless otherwise noted.

(9)	Forward commitment. Settlement date is indicated.

(10)	Security is in default.

See Notes to Financial Statements.

73

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $478,719,872)	$534,130,042
Foreign currency holdings, at value (cost of $238,274)	237,522
Deposits with broker for futures contracts and swap agreements	182,182
Receivable for investments sold	1,054,767
Receivable for capital shares sold	210,321
Receivable for variation margin on futures contracts	15,108
Unrealized appreciation on forward foreign currency exchange contracts	417,624
Swap agreements, at value	15,192
Interest and dividends receivable	2,177,819
538,440,577

Liabilities
Payable for investments purchased	11,382,325
Payable for capital shares redeemed	1,580,253
Unrealized depreciation on forward foreign currency exchange contracts	837,142
Swap agreements, at value	22,523
Payable for variation margin on swap agreements	17
Accrued management fees	421,273
Distribution and service fees payable	62,098
Accrued foreign taxes	689
14,306,320

Net Assets	$524,134,257

Net Assets Consist of:
Capital (par value and paid-in surplus)	$459,414,357
Undistributed net investment income	1,126,526
Undistributed net realized gain	8,297,546
Net unrealized appreciation	55,295,828
$524,134,257

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$253,462,666	43,425,188	$5.84
I Class, $0.01 Par Value	$48,500,669	8,300,413	$5.84
A Class, $0.01 Par Value	$120,366,916	20,656,603	$5.83*
C Class, $0.01 Par Value	$34,119,629	5,943,609	$5.74
R Class, $0.01 Par Value	$15,334,474	2,638,052	$5.81
R5 Class, $0.01 Par Value	$5,099	873	$5.84
R6 Class, $0.01 Par Value	$52,344,804	8,955,069	$5.85
*Maximum offering price $6.19 (net asset value divided by 0.9425).

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,425,378
Dividends (net of foreign taxes withheld of $96,141)	2,727,237
6,152,615

Expenses:
Management fees	2,506,500
Distribution and service fees:
A Class	167,576
C Class	178,690
R Class	39,189
Directors' fees and expenses	7,558
Other expenses	10,286
2,909,799

Net investment income (loss)	3,242,816

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $165)	12,591,481
Futures contract transactions	(23,346)
Swap agreement transactions	67,107
Foreign currency transactions	1,294,935
13,930,177

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(689))	15,700,741
Futures contracts	49,730
Swap agreements	68,042
Translation of assets and liabilities in foreign currencies	(1,918,663)
13,899,850

Net realized and unrealized gain (loss)	27,830,027

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,072,843

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$3,242,816	$6,060,551
Net realized gain (loss)	13,930,177	10,639,266
Change in net unrealized appreciation (depreciation)	13,899,850	(559,622)
Net increase (decrease) in net assets resulting from operations	31,072,843	16,140,195

Distributions to Shareholders
From net investment income:
Investor Class	(1,473,188)	(2,348,924)
I Class	(497,025)	(884,721)
A Class	(727,319)	(784,142)
C Class	(119,930)	—
R Class	(71,416)	(27,961)
R6 Class	(144,777)	(233,267)
From net realized gains:
Investor Class	(3,890,619)	(14,883,532)
I Class	(1,196,385)	(3,940,984)
A Class	(2,179,440)	(8,812,132)
C Class	(596,270)	(2,340,904)
R Class	(246,181)	(816,446)
R6 Class	(326,436)	(701,907)
Decrease in net assets from distributions	(11,468,986)	(35,774,920)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(27,880,574)	(22,715,341)

Net increase (decrease) in net assets	(8,276,717)	(42,350,066)

Net Assets
Beginning of period	532,410,974	574,761,040
End of period	$524,134,257	$532,410,974

Undistributed net investment income	$1,126,526	$917,365

See Notes to Financial Statements.

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Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

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If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation
(depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

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Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.80% to 1.00%	1.00%
I Class	0.60% to 0.80%	0.80%
A Class	0.80% to 1.00%	1.00%
C Class	0.80% to 1.00%	1.00%
R Class	0.80% to 1.00%	1.00%
R5 Class	0.60% to 0.80%	0.80%
R6 Class	0.45% to 0.65%	0.65%

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Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,288,872 and $1,723,032, respectively. The effect of interfund transactions on the Statement of Operations was $299,355 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended May 31, 2017 totaled $198,806,195, of which $79,266,456 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 totaled $232,062,187, of which $74,915,708 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017(1)		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	5,464,658	$31,349,577	5,367,885	$29,809,907
Issued in reinvestment of distributions	943,069	5,254,801	3,114,135	16,926,011
Redeemed	(6,678,076)	(38,074,672)	(12,146,098)	(67,374,096)
	(270,349)	(1,470,294)	(3,664,078)	(20,638,178)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	2,059,166	11,701,757	3,644,653	20,192,823
Issued in reinvestment of distributions	303,939	1,693,349	885,528	4,825,471
Redeemed	(7,664,772)	(42,988,330)	(3,307,346)	(18,401,873)
	(5,301,667)	(29,593,224)	1,222,835	6,616,421
A Class/Shares Authorized	270,000,000		275,000,000
Sold	2,493,539	14,125,014	4,791,407	26,352,263
Issued in reinvestment of distributions	503,977	2,803,506	1,681,221	9,114,052
Redeemed	(6,760,423)	(38,614,550)	(9,933,782)	(54,956,172)
	(3,762,907)	(21,686,030)	(3,461,154)	(19,489,857)
C Class/Shares Authorized	70,000,000		70,000,000
Sold	310,353	1,747,040	764,173	4,182,497
Issued in reinvestment of distributions	125,861	690,804	419,993	2,246,961
Redeemed	(1,199,870)	(6,728,211)	(1,876,877)	(10,301,837)
	(763,656)	(4,290,367)	(692,711)	(3,872,379)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	310,075	1,754,774	786,551	4,358,403
Issued in reinvestment of distributions	56,427	313,493	154,537	835,472
Redeemed	(474,717)	(2,705,668)	(741,579)	(4,134,611)
	(108,215)	(637,401)	199,509	1,059,264
R5 Class/Shares Authorized	50,000,000		N/A
Sold	873	5,000
R6 Class/Shares Authorized	90,000,000		50,000,000
Sold	5,892,619	33,000,533	3,801,716	21,336,192
Issued in reinvestment of distributions	84,577	471,213	171,100	935,174
Redeemed	(646,877)	(3,680,004)	(1,572,175)	(8,661,978)
	5,330,319	29,791,742	2,400,641	13,609,388
Net increase (decrease)	(4,875,602)	$(27,880,574)	(3,994,958)	$(22,715,341)

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

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•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$172,786,183	$57,616,148	—
U.S. Treasury Securities	—	100,939,429	—
Corporate Bonds	—	64,516,322	—
Sovereign Governments and Agencies	—	43,632,064	—
U.S. Government Agency Mortgage-Backed Securities	—	32,862,360	—
Municipal Securities	—	16,404,113	—
Collateralized Mortgage Obligations	—	8,744,791	—
Commercial Mortgage-Backed Securities	—	7,466,358	—
Commercial Paper	—	7,411,319	—
Asset-Backed Securities	—	6,654,374	—
U.S. Government Agency Securities	—	2,983,568	—
Exchange-Traded Funds	1,660,764	—	—
Convertible Preferred Stocks	—	17,414	—
Temporary Cash Investments	10,335,010	99,825	—
	$184,781,957	$349,348,085	—
Other Financial Instruments
Futures Contracts	$14,073	$6,233	—
Swap Agreements	—	360,995	—
Forward Foreign Currency Exchange Contracts	—	417,624	—
	$14,073	$784,852	—

Liabilities
Other Financial Instruments
Futures Contracts	$723	$14	—
Swap Agreements	—	22,523	—
Forward Foreign Currency Exchange Contracts	—	837,142	—
	$723	$859,679	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation

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(depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $3,419,133.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $48,493,868.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.
A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain(loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average exposure to these interest rate risk derivative instruments during the period was 155 futures contracts.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund began investing in interest rate swap agreements in May 2017. The fund’s notional amount exposure to interest rate swap agreements at period end was $6,470,743.

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Value of Derivative Instruments as of May 31, 2017
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$17
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$417,624	Unrealized depreciation on forward foreign currency exchange contracts	837,142
Interest Rate Risk	Receivable for variation margin on futures contracts*	15,108	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Swap agreements	15,192	Swap agreements	22,523
		$447,924		$859,682

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$67,107	Change in net unrealized appreciation (depreciation) on swap agreements	$75,373
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	1,319,677	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(1,974,644)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(23,346)	Change in net unrealized appreciation (depreciation) on futures contracts	49,730
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(7,331)
		$1,363,438		$(1,856,872)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$483,593,548
Gross tax appreciation of investments	$54,749,131
Gross tax depreciation of investments	(4,212,637)
Net tax appreciation (depreciation) of investments	$50,536,494

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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10. Recently Issued Accounting Guidance and Standards

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$5.62	0.04	0.30	0.34	(0.03)	(0.09)	(0.12)	$5.84	6.21%	1.00%(4)	1.32%(4)	38%	$253,463
2016	$5.83	0.07	0.09	0.16	(0.05)	(0.32)	(0.37)	$5.62	2.96%	1.00%	1.21%	87%	$245,726
2015	$6.21	0.05	(0.07)	(0.02)	(0.02)	(0.34)	(0.36)	$5.83	(0.25)%	1.00%	0.81%	90%	$275,947
2014	$6.23	0.05	0.36	0.41	(0.06)	(0.37)	(0.43)	$6.21	7.00%	0.99%	0.91%	59%	$304,125
2013	$5.95	0.06	0.50	0.56	(0.07)	(0.21)	(0.28)	$6.23	9.74%	1.00%	1.06%	68%	$280,568
2012	$5.60	0.08	0.45	0.53	(0.08)	(0.10)	(0.18)	$5.95	9.75%	1.00%	1.44%	76%	$253,750
I Class(5)
2017(3)	$5.63	0.04	0.30	0.34	(0.04)	(0.09)	(0.13)	$5.84	6.08%	0.80%(4)	1.52%(4)	38%	$48,501
2016	$5.84	0.08	0.10	0.18	(0.07)	(0.32)	(0.39)	$5.63	3.27%	0.80%	1.41%	87%	$76,532
2015	$6.21	0.06	(0.07)	(0.01)	(0.02)	(0.34)	(0.36)	$5.84	0.02%	0.80%	1.01%	90%	$72,235
2014	$6.23	0.06	0.36	0.42	(0.07)	(0.37)	(0.44)	$6.21	7.21%	0.79%	1.11%	59%	$66,425
2013	$5.95	0.07	0.50	0.57	(0.08)	(0.21)	(0.29)	$6.23	9.95%	0.80%	1.26%	68%	$33,833
2012	$5.60	0.09	0.45	0.54	(0.09)	(0.10)	(0.19)	$5.95	9.97%	0.80%	1.64%	76%	$60,090
A Class
2017(3)	$5.62	0.03	0.30	0.33	(0.03)	(0.09)	(0.12)	$5.83	5.96%	1.25%(4)	1.07%(4)	38%	$120,367
2016	$5.81	0.05	0.11	0.16	(0.03)	(0.32)	(0.35)	$5.62	2.94%	1.25%	0.96%	87%	$137,168
2015	$6.20	0.03	(0.07)	(0.04)	(0.01)	(0.34)	(0.35)	$5.81	(0.52)%	1.25%	0.56%	90%	$162,077
2014	$6.22	0.04	0.35	0.39	(0.04)	(0.37)	(0.41)	$6.20	6.74%	1.24%	0.66%	59%	$187,559
2013	$5.94	0.05	0.50	0.55	(0.06)	(0.21)	(0.27)	$6.22	9.49%	1.25%	0.81%	68%	$242,796
2012	$5.60	0.07	0.44	0.51	(0.07)	(0.10)	(0.17)	$5.94	9.30%	1.25%	1.19%	76%	$236,226

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$5.54	0.01	0.30	0.31	(0.02)	(0.09)	(0.11)	$5.74	5.63%	2.00%(4)	0.32%(4)	38%	$34,120
2016	$5.75	0.01	0.10	0.11	—	(0.32)	(0.32)	$5.54	2.06%	2.00%	0.21%	87%	$37,188
2015	$6.18	(0.01)	(0.08)	(0.09)	—	(0.34)	(0.34)	$5.75	(1.38)%	2.00%	(0.19)%	90%	$42,585
2014	$6.21	(0.01)	0.35	0.34	—(6)	(0.37)	(0.37)	$6.18	5.93%	1.99%	(0.09)%	59%	$43,361
2013	$5.94	—(6)	0.50	0.50	(0.02)	(0.21)	(0.23)	$6.21	8.65%	2.00%	0.06%	68%	$40,650
2012	$5.59	0.03	0.45	0.48	(0.03)	(0.10)	(0.13)	$5.94	8.73%	2.00%	0.44%	76%	$35,998
R Class
2017(3)	$5.61	0.02	0.30	0.32	(0.03)	(0.09)	(0.12)	$5.81	5.71%	1.50%(4)	0.82%(4)	38%	$15,334
2016	$5.80	0.04	0.10	0.14	(0.01)	(0.32)	(0.33)	$5.61	2.59%	1.50%	0.71%	87%	$15,398
2015	$6.20	0.02	(0.07)	(0.05)	(0.01)	(0.34)	(0.35)	$5.80	(0.77)%	1.50%	0.31%	90%	$14,766
2014	$6.22	0.02	0.36	0.38	(0.03)	(0.37)	(0.40)	$6.20	6.48%	1.49%	0.41%	59%	$16,239
2013	$5.94	0.03	0.50	0.53	(0.04)	(0.21)	(0.25)	$6.22	9.24%	1.50%	0.56%	68%	$15,392
2012	$5.59	0.05	0.45	0.50	(0.05)	(0.10)	(0.15)	$5.94	9.22%	1.50%	0.94%	76%	$13,824
R5 Class
2017(9)	$5.73	0.01	0.10	0.11	—	—	—	$5.84	1.92%	0.80%(4)	1.77%(4)	38%(10)	$5
R6 Class
2017(3)	$5.63	0.05	0.30	0.35	(0.04)	(0.09)	(0.13)	$5.85	6.31%	0.65%(4)	1.67%(4)	38%	$52,345
2016	$5.84	0.09	0.10	0.19	(0.08)	(0.32)	(0.40)	$5.63	3.50%	0.65%	1.56%	87%	$20,398
2015	$6.21	0.07	(0.07)	—	(0.03)	(0.34)	(0.37)	$5.84	0.09%	0.65%	1.16%	90%	$7,150
2014	$6.23	0.07	0.36	0.43	(0.08)	(0.37)	(0.45)	$6.21	7.37%	0.64%	1.26%	59%	$1,815
2013(7)	$6.05	0.03	0.17	0.20	(0.02)	—	(0.02)	$6.23	3.32%	0.65%(4)	1.19%(4)	68%(8)	$241

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	Per-share amount was less than $0.005.

(7)	July 26, 2013 (commencement of sale) through November 30, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

(9)	April 10, 2017 (commencement of sale) through May 31, 2017 (unaudited).

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

89

Notes

90

Notes

91

Notes

92

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92642 1707

Semiannual Report

May 31, 2017

Strategic Allocation: Moderate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MAY 31, 2017
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	1.3%
Apple, Inc.	1.0%
Amazon.com, Inc.	0.8%
Microsoft Corp.	0.8%
Facebook, Inc., Class A	0.6%
Wal-Mart Stores, Inc.	0.5%
Johnson & Johnson	0.5%
Applied Materials, Inc.	0.5%
Oracle Corp.(1)	0.5%
Cisco Systems, Inc.	0.4%
(1) Includes shares traded on all exchanges.

Geographic Composition of Common Stocks	% of net assets
United States	46.0%
United Kingdom	3.0%
Japan	2.5%
France	1.9%
Other Countries	9.5%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	7.1 years
Average Duration (effective)	5.4 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	46.0%
Foreign Common Stocks(2)	16.9%
U.S. Treasury Securities	11.6%
Corporate Bonds	9.6%
U.S. Government Agency Mortgage-Backed Securities	4.4%
Sovereign Governments and Agencies	4.0%
Municipal Securities	2.4%
Commercial Paper	1.4%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	1.1%
Asset-Backed Securities	0.9%
U.S. Government Agency Securities	0.4%
Exchange-Traded Funds	0.4%
Convertible Preferred Stocks	—(3)
Temporary Cash Investments	1.4%
Other Assets and Liabilities	(1.7)%
(2) Includes depositary shares, dual listed securities and foreign ordinary shares.
(3) Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,083.10	$5.61	1.08%
I Class	$1,000	$1,082.50	$4.57	0.88%
A Class	$1,000	$1,080.30	$6.90	1.33%
C Class	$1,000	$1,077.00	$10.77	2.08%
R Class	$1,000	$1,078.20	$8.19	1.58%
R5 Class	$1,000	$1,024.50(2)	$1.27(3)	0.88%
R6 Class	$1,000	$1,083.40	$3.79	0.73%
Hypothetical
Investor Class	$1,000	$1,019.55	$5.44	1.08%
I Class	$1,000	$1,020.54	$4.43	0.88%
A Class	$1,000	$1,018.30	$6.69	1.33%
C Class	$1,000	$1,014.56	$10.45	2.08%
R Class	$1,000	$1,017.05	$7.95	1.58%
R5 Class	$1,000	$1,020.54(4)	$4.43(4)	0.88%
R6 Class	$1,000	$1,021.29	$3.68	0.73%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through May 31, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 52, the number of days in the period from April 10, 2017 (commencement of sale) through May 31, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 62.9%
Aerospace and Defense — 1.1%
AAR Corp.	1,963	$68,587
Astronics Corp.(1)	482	14,749
Boeing Co. (The)	24,650	4,625,080
Cubic Corp.	1,402	64,983
Curtiss-Wright Corp.	749	67,432
Hexcel Corp.	2,854	146,781
KLX, Inc.(1)	2,212	107,039
L3 Technologies, Inc.	3,752	632,550
Lockheed Martin Corp.	8,034	2,258,598
Mercury Systems, Inc.(1)	2,469	98,192
Textron, Inc.	49,997	2,389,857
United Technologies Corp.	44,485	5,395,141
		15,868,989
Air Freight and Logistics†
Royal Mail plc	64,206	365,154
XPO Logistics, Inc.(1)	2,297	120,822
		485,976
Airlines — 0.4%
American Airlines Group, Inc.	3,274	158,494
Delta Air Lines, Inc.	33,094	1,625,908
Deutsche Lufthansa AG	40,956	795,706
easyJet plc	12,140	221,175
Japan Airlines Co. Ltd.	7,400	216,822
JetBlue Airways Corp.(1)	14,393	322,691
Qantas Airways Ltd.	176,793	658,144
Ryanair Holdings plc ADR(1)	13,240	1,413,238
Spirit Airlines, Inc.(1)	7,439	395,011
		5,807,189
Auto Components — 0.6%
Bridgestone Corp.	19,500	819,088
Cie Generale des Etablissements Michelin, Class B	670	84,296
Delphi Automotive plc	35,017	3,080,445
Faurecia	9,505	498,957
Hota Industrial Manufacturing Co. Ltd.	57,766	287,111
Ichikoh Industries Ltd.	4,000	24,524
LCI Industries	2,857	254,273
Motherson Sumi Systems Ltd.(1)	78,983	551,547
NGK Spark Plug Co. Ltd.	10,000	203,251
Nokian Renkaat Oyj	9,036	369,278
Schaeffler AG Preference Shares	19,775	326,660
Stoneridge, Inc.(1)	2,138	33,053

	Shares/ Principal Amount	Value
Tenneco, Inc.	1,403	$79,761
Toyota Boshoku Corp.	15,900	306,802
TS Tech Co. Ltd.	9,600	270,013
Valeo SA	15,511	1,079,782
		8,268,841
Automobiles — 0.8%
Astra International Tbk PT	2,159,800	1,418,788
Brilliance China Automotive Holdings Ltd.	444,000	828,453
Daimler AG	424	30,774
Ferrari NV	3,110	269,008
Fiat Chrysler Automobiles NV(1)	20,473	214,919
Ford Motor Co.	174,062	1,935,569
Harley-Davidson, Inc.	2,455	130,140
Honda Motor Co. Ltd.	10,500	295,517
Honda Motor Co. Ltd. ADR	48,973	1,367,816
Peugeot SA	36,348	716,593
Subaru Corp.	23,000	777,743
Suzuki Motor Corp.	12,000	565,056
Tata Motors Ltd.	148,170	1,093,477
Tofas Turk Otomobil Fabrikasi AS	55,913	464,370
Toyota Motor Corp.	23,700	1,269,421
		11,377,644
Banks — 4.8%
Ameris Bancorp	1,447	62,727
Australia & New Zealand Banking Group Ltd.	60,281	1,254,619
Banco do Brasil SA	27,900	243,999
Banco Macro SA ADR	2,420	216,517
Banco Santander SA	178,839	1,161,395
Bank Mandiri Persero Tbk PT	847,400	801,595
Bank of America Corp.	183,007	4,101,187
Bank of Hawaii Corp.	4,463	346,909
Bank of the Ozarks, Inc.	4,981	220,160
Bank Rakyat Indonesia Persero Tbk PT	429,700	466,960
Bankia SA	108,770	125,119
BankUnited, Inc.	19,350	641,646
Barclays plc	115,053	311,304
BB&T Corp.	82,693	3,444,163
BNP Paribas SA	42,508	2,999,739
BOC Hong Kong Holdings Ltd.	149,500	674,352
Boston Private Financial Holdings, Inc.	6,211	90,060
CaixaBank SA	89,190	421,205
Capital Bank Financial Corp., Class A	3,611	133,968
Capitec Bank Holdings Ltd.	7,302	433,599
Cathay General Bancorp	3,345	118,748
China CITIC Bank Corp. Ltd., H Shares	280,000	172,832
China Construction Bank Corp., H Shares	452,000	373,547
Citigroup, Inc.	14,137	855,854

	Shares/ Principal Amount	Value
Citizens Financial Group, Inc.	13,412	$457,349
Comerica, Inc.	4,169	285,827
Commerce Bancshares, Inc.	13,971	747,868
Commercial International Bank Egypt S.A.E.	39,490	182,178
Commercial International Bank Egypt S.A.E. GDR	63,201	278,084
Commonwealth Bank of Australia	8,421	498,388
Credicorp Ltd.	1,296	217,106
DNB ASA	46,060	780,087
East West Bancorp, Inc.	21,950	1,201,323
Erste Group Bank AG	29,240	1,060,950
FCB Financial Holdings, Inc., Class A(1)	6,439	294,906
FinecoBank Banca Fineco SpA	24,460	183,822
First Financial Bankshares, Inc.	1,718	65,714
First Hawaiian, Inc.	4,494	123,855
FNB Corp.	11,470	151,404
Hana Financial Group, Inc.	3,523	129,170
HDFC Bank Ltd.	60,661	1,544,402
HSBC Holdings plc (Hong Kong)	122,000	1,059,910
HSBC Holdings plc (London)	297,804	2,592,316
Industrial & Commercial Bank of China Ltd., H Shares	1,425,105	952,807
ING Groep NV	87,660	1,466,260
Itau Unibanco Holding SA ADR	46,785	510,424
Itau Unibanco Holding SA Preference Shares	41,400	456,098
JPMorgan Chase & Co.	39,442	3,240,160
Kasikornbank PCL	43,700	239,927
KBC Group NV	33,739	2,538,588
LegacyTexas Financial Group, Inc.	4,333	152,608
Lloyds Banking Group plc	277,699	252,572
M&T Bank Corp.	16,297	2,549,992
Mitsubishi UFJ Financial Group, Inc.	156,500	976,306
Mizuho Financial Group, Inc.	401,800	699,477
Moneta Money Bank AS	113,637	386,824
National Australia Bank Ltd.	18,781	420,331
OTP Bank plc	12,360	385,352
Oversea-Chinese Banking Corp. Ltd.	17,200	130,400
PNC Financial Services Group, Inc. (The)	28,903	3,430,786
Regions Financial Corp.	28,238	390,814
Sberbank of Russia PJSC ADR (London)	51,559	574,883
Societe Generale SA	21,594	1,132,102
Southside Bancshares, Inc.	2,499	81,366
Sumitomo Mitsui Financial Group, Inc.	14,800	531,063
SunTrust Banks, Inc.	4,858	259,271
SVB Financial Group(1)	2,890	492,745
Texas Capital Bancshares, Inc.(1)	1,911	140,267
U.S. Bancorp	112,292	5,714,540
UMB Financial Corp.	5,839	408,905
UniCredit SpA(1)	43,600	762,588

	Shares/ Principal Amount	Value
Unione di Banche Italiane SpA	22,400	$84,598
United Overseas Bank Ltd.	13,100	217,568
Valley National Bancorp	59,362	669,603
Wells Fargo & Co.	83,925	4,291,924
Westamerica Bancorporation	11,393	584,575
Western Alliance Bancorp(1)	2,166	99,030
Westpac Banking Corp.	31,486	713,568
Yes Bank Ltd.	2,879	63,869
Zions Bancorporation	16,522	662,037
		68,191,091
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A(1)	3,207	457,799
Coca-Cola Bottling Co. Consolidated	484	110,226
Coca-Cola Co. (The)	2,823	128,362
Constellation Brands, Inc., Class A	4,219	771,022
Davide Campari-Milano SpA	6,450	45,104
Dr Pepper Snapple Group, Inc.	2,308	214,205
Heineken NV	7,630	751,433
MGP Ingredients, Inc.	1,269	64,986
Molson Coors Brewing Co., Class B	7,606	720,973
Monster Beverage Corp.(1)	17,152	867,205
PepsiCo, Inc.	22,410	2,619,057
Treasury Wine Estates Ltd.	175,080	1,693,814
		8,444,186
Biotechnology — 1.7%
AbbVie, Inc.	56,227	3,712,107
Aimmune Therapeutics, Inc.(1)	1,586	26,328
Alder Biopharmaceuticals, Inc.(1)	1,299	20,005
Alexion Pharmaceuticals, Inc.(1)	5,416	530,930
Alkermes plc(1)	3,519	203,257
Amgen, Inc.	34,934	5,423,154
Biogen, Inc.(1)	12,306	3,049,058
Biohaven Pharmaceutical Holding Co. Ltd.(1)	915	23,067
BioMarin Pharmaceutical, Inc.(1)	3,858	338,115
Celgene Corp.(1)	25,196	2,882,674
Clovis Oncology, Inc.(1)	627	32,391
CSL Ltd.	10,940	1,050,994
Exact Sciences Corp.(1)	1,422	51,860
Exelixis, Inc.(1)	2,725	50,985
FibroGen, Inc.(1)	1,387	36,478
Flexion Therapeutics, Inc.(1)	1,495	25,550
Galapagos NV(1)	2,317	192,815
Genmab A/S(1)	1,084	231,323
Gilead Sciences, Inc.	31,863	2,067,590
Halozyme Therapeutics, Inc.(1)	2,299	27,128
Incyte Corp.(1)	9,599	1,241,439
Ironwood Pharmaceuticals, Inc.(1)	1,735	30,727

	Shares/ Principal Amount	Value
Jounce Therapeutics, Inc.(1)	485	$9,821
Kite Pharma, Inc.(1)	755	54,602
Ligand Pharmaceuticals, Inc., Class B(1)	311	33,675
Medy-Tox, Inc.	1,462	681,640
Neurocrine Biosciences, Inc.(1)	353	15,345
Portola Pharmaceuticals, Inc.(1)	924	34,049
Prothena Corp. plc(1)	404	20,608
Puma Biotechnology, Inc.(1)	274	20,961
Radius Health, Inc.(1)	724	25,065
Regeneron Pharmaceuticals, Inc.(1)	2,424	1,112,761
Sage Therapeutics, Inc.(1)	477	31,534
Sarepta Therapeutics, Inc.(1)	565	16,860
Seegene, Inc.(1)	9,365	324,965
Shire plc	21,050	1,212,755
Spark Therapeutics, Inc.(1)	581	29,590
TESARO, Inc.(1)	399	59,575
Ultragenyx Pharmaceutical, Inc.(1)	550	29,618
		24,961,399
Building Products — 0.8%
Apogee Enterprises, Inc.	1,266	67,452
Continental Building Products, Inc.(1)	1,448	35,331
CSW Industrials, Inc.(1)	5,389	190,232
Daikin Industries Ltd.	10,800	1,058,546
dormakaba Holding AG	88	79,455
Fortune Brands Home & Security, Inc.	9,596	605,508
Johnson Controls International plc	143,558	5,994,982
Lennox International, Inc.	2,740	485,254
LIXIL Group Corp.	7,800	189,665
Masonite International Corp.(1)	1,222	90,000
NCI Building Systems, Inc.(1)	5,185	86,330
Nichias Corp.	9,000	106,944
Owens Corning	26,908	1,679,059
PGT Innovations, Inc.(1)	7,039	80,597
USG Corp.(1)	8,032	228,430
		10,977,785
Capital Markets — 2.0%
3i Group plc	59,661	687,989
Affiliated Managers Group, Inc.	9,571	1,472,498
Ameriprise Financial, Inc.	17,125	2,068,529
Ares Management LP	6,393	115,394
AURELIUS Equity Opportunities SE & Co. KGaA	3,900	227,202
Bank of New York Mellon Corp. (The)	57,410	2,705,159
BlackRock, Inc.	1,540	630,230
Brookfield Asset Management, Inc., Class A	6,185	234,150
CBOE Holdings, Inc.	5,619	485,313
Charles Schwab Corp. (The)	28,634	1,109,568
Daiwa Securities Group, Inc.	56,000	340,551

	Shares/ Principal Amount	Value
Deutsche Boerse AG	8,210	$852,915
Evercore Partners, Inc., Class A	25,698	1,742,324
Franklin Resources, Inc.	24,452	1,021,849
Goldman Sachs Group, Inc. (The)	11,448	2,418,504
Invesco Ltd.	99,317	3,148,349
Investec plc	28,944	226,741
Janus Henderson Group plc(1)	5,823	182,151
Julius Baer Group Ltd.	31,036	1,606,995
London Stock Exchange Group plc	33,910	1,496,429
NEX Group plc	21,490	178,454
Northern Trust Corp.	25,404	2,221,326
Partners Group Holding AG	420	257,364
S&P Global, Inc.	4,877	696,484
SBI Holdings, Inc.	21,400	277,089
SEI Investments Co.	15,598	781,304
State Street Corp.	6,379	519,633
T. Rowe Price Group, Inc.	9,365	659,671
UBS Group AG	27,148	431,655
		28,795,820
Chemicals — 1.3%
Air Products & Chemicals, Inc.	16,839	2,425,826
Arkema SA	12,580	1,314,534
Axalta Coating Systems Ltd.(1)	10,436	326,647
BASF SE	3,033	285,653
Cabot Corp.	31,549	1,647,804
Chase Corp.	219	23,104
Chr Hansen Holding A/S	11,420	799,742
Covestro AG	2,788	208,522
Dow Chemical Co. (The)	52,338	3,242,862
E.I. du Pont de Nemours & Co.	10,092	796,461
FMC Corp.	22,587	1,702,382
Hitachi Chemical Co. Ltd.	12,200	336,533
Ingevity Corp.(1)	9,099	537,478
Innophos Holdings, Inc.	3,111	131,564
Innospec, Inc.	1,987	127,168
Kanto Denka Kogyo Co. Ltd.	9,400	76,728
Koppers Holdings, Inc.(1)	897	32,337
Lenzing AG	840	150,459
Lotte Chemical Corp.	304	97,885
LyondellBasell Industries NV, Class A	10,932	880,245
Minerals Technologies, Inc.	1,954	140,590
Mitsubishi Chemical Holdings Corp.	72,600	549,662
Mitsui Chemicals, Inc.	34,000	168,849
Monsanto Co.	5,504	646,280
PolyOne Corp.	3,362	125,537
Scotts Miracle-Gro Co. (The), Class A	4,074	352,849
Sensient Technologies Corp.	1,858	149,179

	Shares/ Principal Amount	Value
Shin-Etsu Chemical Co. Ltd.	9,800	$878,859
Taiyo Nippon Sanso Corp.	16,100	163,399
Tosoh Corp.	64,000	543,783
Valvoline, Inc.	2,225	49,773
WR Grace & Co.	1,484	106,388
		19,019,082
Commercial Services and Supplies — 0.3%
ABM Industries, Inc.	1,595	68,649
Advanced Disposal Services, Inc.(1)	5,201	121,287
Brink's Co. (The)	7,389	466,246
Deluxe Corp.	1,172	79,883
Downer EDI Ltd.	81,031	385,345
G4S plc	105,594	442,171
InnerWorkings, Inc.(1)	6,326	68,574
Interface, Inc.	2,741	56,328
Intrum Justitia AB	6,820	230,854
Knoll, Inc.	1,690	36,335
Loomis AB, B Shares	3,470	130,753
Multi-Color Corp.	2,090	179,531
Rentokil Initial plc	66,330	226,989
Republic Services, Inc.	10,158	646,150
SP Plus Corp.(1)	506	14,927
Waste Management, Inc.	14,346	1,045,967
		4,199,989
Communications Equipment — 0.6%
ARRIS International plc(1)	204	5,720
Ciena Corp.(1)	3,005	70,557
Cisco Systems, Inc.	198,075	6,245,305
F5 Networks, Inc.(1)	518	66,371
Lumentum Holdings, Inc.(1)	671	38,281
Palo Alto Networks, Inc.(1)	14,603	1,731,770
		8,158,004
Construction and Engineering — 0.2%
China Railway Construction Corp. Ltd., H Shares	341,500	468,916
CIMIC Group Ltd.	2,425	72,977
Dycom Industries, Inc.(1)	617	51,945
Granite Construction, Inc.	2,469	115,697
Hyundai Development Co-Engineering & Construction	6,123	281,102
Jacobs Engineering Group, Inc.	7,052	369,666
Kier Group plc	2,127	34,421
Larsen & Toubro Ltd.	12,468	340,242
Maeda Corp.	7,000	75,657
NCC AB, B Shares	8,498	237,593
Peab AB	16,518	195,942
Toshiba Plant Systems & Services Corp.	8,300	123,507
Valmont Industries, Inc.	746	109,214
		2,476,879

	Shares/ Principal Amount	Value
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., H Shares	125,000	$414,659
Buzzi Unicem SpA	6,790	176,272
Cemex SAB de CV ADR(1)	44,658	369,321
CRH plc	49,947	1,798,540
Eagle Materials, Inc.	2,269	213,967
HeidelbergCement AG	12,490	1,162,859
Summit Materials, Inc., Class A(1)	5,005	134,434
Vulcan Materials Co.	7,897	984,361
Wienerberger AG	12,120	285,711
		5,540,124
Consumer Finance — 0.2%
Ally Financial, Inc.	5,495	101,877
American Express Co.	12,444	957,441
Bharat Financial Inclusion Ltd.(1)	22,135	252,398
Credit Acceptance Corp.(1)	2,134	458,853
Discover Financial Services	9,230	541,801
Enova International, Inc.(1)	4,496	59,797
Green Dot Corp., Class A(1)	1,925	70,724
KRUK SA	2,696	218,069
OneMain Holdings, Inc.(1)	5,878	132,608
Srisawad Power 1979 PCL	235,417	347,320
		3,140,888
Containers and Packaging — 0.4%
AptarGroup, Inc.	533	45,310
Ball Corp.	32,524	1,330,232
Bemis Co., Inc.	17,614	786,289
CCL Industries, Inc., Class B	980	231,555
Graphic Packaging Holding Co.	19,877	268,538
Klabin SA	40,800	213,081
Myers Industries, Inc.	1,459	24,657
RPC Group plc	33,074	365,630
Silgan Holdings, Inc.	6,549	208,324
Smurfit Kappa Group plc	11,953	336,423
Sonoco Products Co.	11,974	607,202
WestRock Co.	27,143	1,477,122
		5,894,363
Distributors — 0.1%
LKQ Corp.(1)	22,357	704,022
Diversified Consumer Services — 0.1%
AA plc	25,066	75,412
Bright Horizons Family Solutions, Inc.(1)	2,299	176,379
Capella Education Co.	316	27,350
Chegg, Inc.(1)	9,136	109,632
Kroton Educacional SA	67,900	302,785
New Oriental Education & Technology Group, Inc. ADR(1)	6,933	496,888

	Shares/ Principal Amount	Value
TAL Education Group ADR	5,604	$652,698
		1,841,144
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	9,133	1,509,502
Challenger Ltd.	43,500	413,407
Compass Diversified Holdings	11,431	184,611
Industrivarden AB, C Shares	9,753	230,488
Investor AB, B Shares	3,125	144,468
Kinnevik AB, B Shares	9,092	261,104
L E Lundbergforetagen AB, B Shares	1,244	97,686
Leucadia National Corp.	22,711	553,921
ORIX Corp.	97,900	1,545,185
Pargesa Holding SA	555	43,149
		4,983,521
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	36,991	1,425,263
Deutsche Telekom AG	15,423	307,093
Level 3 Communications, Inc.(1)	14,844	883,515
LG Uplus Corp.	18,196	263,286
Nippon Telegraph & Telephone Corp.	14,000	670,989
Orange SA	23,529	413,385
PCCW Ltd.	396,000	230,713
Swisscom AG	1,080	517,838
TDC A/S	43,922	262,214
Telefonica SA	67,484	751,562
Telekomunikasi Indonesia Persero Tbk PT	1,098,700	358,810
Telstra Corp. Ltd.	77,544	253,524
Verizon Communications, Inc.	71,152	3,318,529
		9,656,721
Electric Utilities — 0.9%
ALLETE, Inc.	1,906	139,881
Edison International	30,405	2,480,136
EDP - Energias de Portugal SA	160,732	591,148
Endesa SA	34,715	866,320
Enel SpA	49,317	263,594
Eversource Energy	5,708	354,296
FirstEnergy Corp.	53,162	1,554,457
PG&E Corp.	30,900	2,112,942
Pinnacle West Capital Corp.	6,512	575,335
PPL Corp.	45,617	1,820,574
Spark Energy, Inc., Class A	366	16,049
Tata Power Co. Ltd. (The)	104,840	131,619
Westar Energy, Inc.	6,090	322,465
Xcel Energy, Inc.	47,460	2,273,809
		13,502,625
Electrical Equipment — 0.5%
ABB Ltd.	14,103	354,268

	Shares/ Principal Amount	Value
AMETEK, Inc.	8,190	$499,754
Eaton Corp. plc	24,958	1,931,250
Emerson Electric Co.	13,766	813,846
Furukawa Electric Co. Ltd.	3,000	134,221
Generac Holdings, Inc.(1)	1,513	52,425
Havells India Ltd.	49,903	376,980
Hubbell, Inc.	8,469	981,642
Mabuchi Motor Co. Ltd.	3,800	214,104
Melrose Industries plc	138,891	428,148
Nexans SA	3,993	218,378
Rockwell Automation, Inc.	3,761	596,946
Schneider Electric SE	1,096	84,410
Thermon Group Holdings, Inc.(1)	1,521	28,169
Vestas Wind Systems A/S	8,444	750,484
		7,465,025
Electronic Equipment, Instruments and Components — 0.8%
AAC Technologies Holdings, Inc.	37,500	397,495
Alps Electric Co. Ltd.	5,500	154,447
Anritsu Corp.	12,700	109,856
AVX Corp.	2,238	36,636
Belden, Inc.	480	34,080
CDW Corp.	10,581	636,765
Coherent, Inc.(1)	424	105,216
Dolby Laboratories, Inc., Class A	15,142	763,005
Fabrinet(1)	929	32,729
Hexagon AB, B Shares	26,490	1,160,313
IPG Photonics Corp.(1)	206	28,642
KCE Electronics PCL	65,700	208,326
Keyence Corp.	2,700	1,226,519
Keysight Technologies, Inc.(1)	24,400	942,816
Largan Precision Co. Ltd.	1,000	157,917
National Instruments Corp.	5,426	207,002
Omron Corp.	10,371	433,569
Orbotech Ltd.(1)	1,892	67,507
OSI Systems, Inc.(1)	1,635	129,476
Sunny Optical Technology Group Co. Ltd.	62,000	482,948
TE Connectivity Ltd.	30,080	2,371,808
Tongda Group Holdings Ltd.	690,000	196,572
Topcon Corp.	7,500	136,998
Trimble, Inc.(1)	17,194	619,672
TTM Technologies, Inc.(1)	4,470	72,593
VeriFone Systems, Inc.(1)	6,818	124,701
		10,837,608
Energy Equipment and Services — 1.0%
Baker Hughes, Inc.	71,477	3,941,957
Basic Energy Services, Inc.(1)	1,064	29,249
Dril-Quip, Inc.(1)	24,579	1,219,118

	Shares/ Principal Amount	Value
Halliburton Co.	15,147	$684,493
Helix Energy Solutions Group, Inc.(1)	3,471	17,286
Helmerich & Payne, Inc.	15,718	827,710
Keane Group, Inc.(1)	2,088	32,113
Mammoth Energy Services, Inc.(1)	2,432	44,189
National Oilwell Varco, Inc.	24,793	809,987
Petrofac Ltd.	18,716	91,636
Rowan Cos. plc(1)	12,105	145,744
Schlumberger Ltd.	73,628	5,123,772
Subsea 7 SA	42,346	608,931
TechnipFMC plc(1)	4,683	135,573
TMK PJSC	150,026	216,866
Trican Well Service Ltd.(1)	48,170	142,993
		14,071,617
Equity Real Estate Investment Trusts (REITs) — 2.5%
Activia Properties, Inc.	70	322,980
Alexandria Real Estate Equities, Inc.	6,573	766,938
American Homes 4 Rent, Class A	3,080	69,208
American Tower Corp.	6,588	864,280
Apartment Investment & Management Co., Class A	13,228	567,746
Armada Hoffler Properties, Inc.	5,036	66,526
Ascendas Real Estate Investment Trust	156,300	295,961
AvalonBay Communities, Inc.	5,205	995,404
Boston Properties, Inc.	6,850	831,042
British Land Co. plc (The)	46,034	376,041
BWP Trust	19,670	44,432
Canadian Apartment Properties REIT	5,838	144,691
Care Capital Properties, Inc.	33,291	875,220
CareTrust REIT, Inc.	3,344	61,028
Charter Hall Group	71,255	301,263
Chatham Lodging Trust	1,259	24,991
Colony Starwood Homes	19,481	673,458
Community Healthcare Trust, Inc.	2,080	51,376
Corporate Office Properties Trust	2,595	87,529
Crown Castle International Corp.	6,931	704,536
CyrusOne, Inc.	8,749	492,219
Daiwa House REIT Investment Corp.	151	388,851
Derwent London plc	4,267	152,070
Dexus	73,840	570,066
DiamondRock Hospitality Co.	2,720	30,165
Digital Realty Trust, Inc.	3,738	441,794
Duke Realty Corp.	6,608	189,451
DuPont Fabros Technology, Inc.	6,462	353,019
Empire State Realty Trust, Inc.	34,229	711,963
EPR Properties	314	22,266
Equinix, Inc.	3,413	1,505,167
Equity Residential	21,096	1,373,139

	Shares/ Principal Amount	Value
Essex Property Trust, Inc.	3,470	$891,512
Extra Space Storage, Inc.	9,752	755,487
Four Corners Property Trust, Inc.	1,349	33,212
Gaming and Leisure Properties, Inc.	17,114	628,255
Gecina SA	3,427	526,834
GGP, Inc.	15,026	334,779
Goodman Group	80,007	505,318
Healthcare Trust of America, Inc., Class A	7,709	236,589
Hudson Pacific Properties, Inc.	13,012	426,273
Hulic Reit, Inc.	219	362,265
Kite Realty Group Trust	9,010	161,910
Lexington Realty Trust	3,977	38,219
Link REIT	64,000	505,098
MedEquities Realty Trust, Inc.	7,848	91,665
Medical Properties Trust, Inc.	4,468	57,861
Merlin Properties Socimi SA	23,708	300,679
MGM Growth Properties LLC, Class A	31,903	898,069
Mirvac Group	23,104	39,142
National Health Investors, Inc.	1,074	81,108
Nippon Building Fund, Inc.	41	218,420
Orix JREIT, Inc.	129	204,303
Paramount Group, Inc.	21,808	336,279
Physicians Realty Trust	12,353	251,260
Piedmont Office Realty Trust, Inc., Class A	30,975	656,360
Prologis, Inc.	17,675	981,670
PS Business Parks, Inc.	470	59,352
Pure Industrial Real Estate Trust	41,698	208,976
QTS Realty Trust, Inc., Class A	2,174	113,526
Rayonier, Inc.	9,401	264,074
Regency Centers Corp.	6,547	398,450
RLJ Lodging Trust	1,443	29,365
Sabra Health Care REIT, Inc.	2,665	62,441
Safestore Holdings plc	56,243	318,852
SBA Communications Corp.(1)	14,111	1,949,858
Scentre Group	132,871	420,589
Segro plc	124,959	809,848
Simon Property Group, Inc.	5,093	785,595
Summit Hotel Properties, Inc.	3,054	54,667
Sun Communities, Inc.	408	35,145
Sunstone Hotel Investors, Inc.	25,491	397,915
UDR, Inc.	2,287	88,301
Unibail-Rodamco SE	2,468	636,688
UNITE Group plc (The)	22,702	184,278
Urban Edge Properties	8,478	202,116
Urstadt Biddle Properties, Inc., Class A	2,297	43,000
Ventas, Inc.	14,817	985,182
Welltower, Inc.	10,355	751,152

	Shares/ Principal Amount	Value
Westfield Corp.	21,030	$132,511
Weyerhaeuser Co.	44,438	1,464,676
WP Carey, Inc.	27,659	1,804,197
		36,078,141
Food and Staples Retailing — 1.4%
Ain Holdings, Inc.	1,600	128,722
Axfood AB	3,426	57,314
BIM Birlesik Magazalar AS	18,180	323,364
Costco Wholesale Corp.	3,045	549,409
CP ALL PCL	163,700	300,389
CVS Health Corp.	57,258	4,399,132
GS Retail Co. Ltd.	7,641	382,869
Jeronimo Martins SGPS SA	53,400	1,062,967
Kroger Co. (The)	19,861	591,461
METRO AG	3,823	127,978
President Chain Store Corp.	48,000	429,270
Raia Drogasil SA	10,500	233,560
Sysco Corp.	12,414	677,308
Wal-Mart Stores, Inc.	95,534	7,508,972
Walgreens Boots Alliance, Inc.	31,331	2,538,438
X5 Retail Group NV GDR(1)	14,774	534,819
		19,845,972
Food Products — 1.3%
a2 Milk Co. Ltd.(1)	77,200	182,416
Associated British Foods plc	19,400	748,878
Blue Buffalo Pet Products, Inc.(1)	16,136	379,035
Bunge Ltd.	8,029	642,079
Calbee, Inc.	32,600	1,262,790
Campbell Soup Co.	29,973	1,727,943
Conagra Brands, Inc.	31,654	1,219,945
Dean Foods Co.	37,692	687,502
General Mills, Inc.	26,126	1,482,389
Glanbia plc	5,500	111,829
Hormel Foods Corp.	19,598	659,081
Hostess Brands, Inc.(1)	4,597	72,357
Indofood Sukses Makmur Tbk PT	687,200	451,426
J.M. Smucker Co. (The)	4,822	616,493
John B Sanfilippo & Son, Inc.	483	31,284
Kellogg Co.	9,710	695,236
Lamb Weston Holdings, Inc.	5,346	248,108
Mead Johnson Nutrition Co.	3,849	344,178
Mondelez International, Inc., Class A	70,342	3,277,234
Nestle SA	2,072	176,811
Premium Brands Holdings Corp.	3,180	217,352
TreeHouse Foods, Inc.(1)	9,804	756,673
Tyson Foods, Inc., Class A	33,293	1,909,021
		17,900,060

	Shares/ Principal Amount	Value
Gas Utilities — 0.2%
Atmos Energy Corp.	5,905	$491,946
China Gas Holdings Ltd.	182,000	277,465
National Fuel Gas Co.	19,070	1,082,413
Spire, Inc.	8,670	614,269
		2,466,093
Health Care Equipment and Supplies — 2.1%
Abbott Laboratories	44,451	2,029,633
Ambu A/S, B Shares	1,147	76,912
Baxter International, Inc.	26,766	1,587,492
Becton Dickinson and Co.	13,797	2,610,806
BioMerieux	1,260	265,391
Cooper Cos., Inc. (The)	1,349	295,094
CR Bard, Inc.	2,863	880,172
Danaher Corp.	9,093	772,359
Edwards Lifesciences Corp.(1)	12,327	1,418,468
Essilor International SA	6,242	829,864
Hill-Rom Holdings, Inc.	216	16,710
Hologic, Inc.(1)	61,294	2,654,643
Intuitive Surgical, Inc.(1)	1,897	1,735,148
Ion Beam Applications	2,638	160,053
Masimo Corp.(1)	737	64,149
Medtronic plc	66,753	5,625,943
Merit Medical Systems, Inc.(1)	3,855	136,853
Nevro Corp.(1)	6,206	427,159
NuVasive, Inc.(1)	8,578	643,607
STERIS plc	7,215	559,595
Sysmex Corp.	12,000	712,957
Teleflex, Inc.	5,023	1,004,700
Utah Medical Products, Inc.	924	62,093
Varex Imaging Corp.(1)	2,238	76,875
West Pharmaceutical Services, Inc.	6,455	626,264
Zimmer Biomet Holdings, Inc.	45,702	5,448,135
		30,721,075
Health Care Providers and Services — 1.3%
Acadia Healthcare Co., Inc.(1)	1,836	75,900
Ambea AB(1)	12,388	130,773
Amedisys, Inc.(1)	9,204	551,504
American Renal Associates Holdings, Inc.(1)	2,612	42,314
AMN Healthcare Services, Inc.(1)	3,858	139,853
Anthem, Inc.	12,899	2,352,133
Cardinal Health, Inc.	17,370	1,290,417
Chartwell Retirement Residences	11,703	139,308
Cigna Corp.	2,106	339,550
CVS Group plc	13,550	245,641
Express Scripts Holding Co.(1)	20,767	1,240,828
Fresenius Medical Care AG & Co. KGaA	9,530	911,682

	Shares/ Principal Amount	Value
HCA Healthcare, Inc.(1)	17,501	$1,433,507
HealthEquity, Inc.(1)	2,498	114,408
Humana, Inc.	4,113	955,285
LifePoint Health, Inc.(1)	16,044	975,475
McKesson Corp.	7,348	1,198,385
Miraca Holdings, Inc.	10,400	437,129
Owens & Minor, Inc.	2,495	79,541
PharMerica Corp.(1)	1,314	32,456
Providence Service Corp. (The)(1)	1,855	86,703
Quest Diagnostics, Inc.	10,737	1,167,864
Tivity Health, Inc.(1)	4,667	158,445
UnitedHealth Group, Inc.	24,974	4,374,945
Universal Health Services, Inc., Class B	4,404	500,559
		18,974,605
Health Care Technology — 0.1%
Cerner Corp.(1)	11,268	736,364
CompuGroup Medical SE	2,183	124,036
Cotiviti Holdings, Inc.(1)	2,420	92,275
Evolent Health, Inc., Class A(1)	4,228	97,033
RaySearch Laboratories AB(1)	6,411	176,292
Veeva Systems, Inc., Class A(1)	2,625	166,792
		1,392,792
Hotels, Restaurants and Leisure — 1.3%
Accor SA	17,740	842,266
Alsea SAB de CV	87,912	317,070
Aramark	8,145	303,483
Carnival Corp.	53,447	3,424,349
Carnival plc	10,270	657,650
Cedar Fair LP	1,641	116,544
China Lodging Group Ltd. ADR(1)	6,822	521,201
Chipotle Mexican Grill, Inc.(1)	3,458	1,650,676
Churchill Downs, Inc.	1,338	224,316
ClubCorp Holdings, Inc.	14,760	196,308
Compass Group plc	46,140	992,800
Corporate Travel Management Ltd.	7,060	115,568
Darden Restaurants, Inc.	35,398	3,147,944
Elior Group	1,540	43,630
Hilton Worldwide Holdings, Inc.	12,568	835,395
Jack in the Box, Inc.	391	41,673
Las Vegas Sands Corp.	22,190	1,312,095
McDonald's Corp.	261	39,382
MGM Resorts International	24,364	772,826
Minor International PCL	350,300	385,680
NH Hotel Group SA(1)	15,790	92,413
Papa John's International, Inc.	5,625	453,206
Planet Fitness, Inc., Class A	4,237	92,578
Red Robin Gourmet Burgers, Inc.(1)	1,072	77,264

	Shares/ Principal Amount	Value
Royal Caribbean Cruises Ltd.	9,607	$1,058,499
Sands China Ltd.	109,200	503,781
Texas Roadhouse, Inc.	902	44,126
Vail Resorts, Inc.	2,625	561,488
		18,824,211
Household Durables — 0.4%
Cairn Homes plc(1)	156,895	280,234
DR Horton, Inc.	4,607	150,603
Electrolux AB, Series B	27,769	891,724
Garmin Ltd.	6,653	346,222
Haier Electronics Group Co. Ltd.	253,000	643,494
Installed Building Products, Inc.(1)	1,812	89,875
Mohawk Industries, Inc.(1)	2,074	496,308
Newell Brands, Inc.	37,520	1,986,684
NVR, Inc.(1)	286	652,761
PulteGroup, Inc.	23,769	538,843
SEB SA	1,169	205,121
		6,281,869
Household Products — 0.7%
Church & Dwight Co., Inc.	14,753	762,140
Kimberly-Clark Corp.	14,808	1,921,042
Procter & Gamble Co. (The)	59,414	5,233,779
Reckitt Benckiser Group plc	7,720	789,580
Spectrum Brands Holdings, Inc.	14,709	1,977,625
		10,684,166
Independent Power and Renewable Electricity Producers†
eRex Co. Ltd.	9,100	86,111
Uniper SE(1)	18,461	359,911
		446,022
Industrial Conglomerates — 0.9%
3M Co.	8,552	1,748,628
Carlisle Cos., Inc.	17,958	1,819,684
DCC plc	3,332	316,617
General Electric Co.	191,720	5,249,294
Honeywell International, Inc.	14,597	1,941,255
Koninklijke Philips NV	24,135	852,945
Siemens AG	8,377	1,195,578
		13,124,001
Insurance — 2.0%
Aflac, Inc.	17,960	1,353,825
AIA Group Ltd.	238,200	1,688,863
Allianz SE	8,473	1,626,650
Allied World Assurance Co. Holdings AG	1,910	100,409
Allstate Corp. (The)	22,806	1,969,070
Arthur J Gallagher & Co.	4,946	280,587
Atlas Financial Holdings, Inc.(1)	979	14,685
Aviva plc	189,038	1,278,722

	Shares/ Principal Amount	Value
AXA SA	24,186	$645,000
Brown & Brown, Inc.	11,399	495,059
Chubb Ltd.	26,262	3,760,456
CNP Assurances	37,882	833,221
Dai-ichi Life Holdings, Inc.	6,900	114,917
Discovery Ltd.	42,787	417,985
Everest Re Group Ltd.	4,539	1,155,856
Hannover Rueck SE	5,066	603,234
Hanover Insurance Group, Inc. (The)	2,902	241,998
Infinity Property & Casualty Corp.	259	24,799
James River Group Holdings Ltd.	4,031	159,789
Kinsale Capital Group, Inc.	2,274	82,410
Legal & General Group plc	42,764	138,740
Lincoln National Corp.	3,580	232,628
Loews Corp.	6,245	294,514
Mapfre SA	139,750	497,024
MetLife, Inc.	23,169	1,172,120
Muenchener Rueckversicherungs-Gesellschaft AG	1,203	237,507
NN Group NV	7,928	284,989
Old Republic International Corp.	25,156	497,586
Ping An Insurance Group Co. of China Ltd., H Shares	109,500	701,892
ProAssurance Corp.	6,064	361,111
Reinsurance Group of America, Inc.	5,607	698,128
RLI Corp.	2,451	136,129
SCOR SE	2,099	82,633
Sompo Holdings, Inc.	2,900	111,915
Sony Financial Holdings, Inc.	6,800	104,686
St. James's Place plc	58,580	885,350
Storebrand ASA	19,050	124,343
Swiss Re AG	11,096	1,011,591
Torchmark Corp.	3,658	276,179
Travelers Cos., Inc. (The)	10,544	1,316,418
Trisura Group Ltd.(1)(4)	36	555
UnipolSai Assicurazioni SpA	81,411	184,369
Unum Group	16,538	743,879
Validus Holdings Ltd.	12,061	644,057
Zurich Insurance Group AG	4,135	1,215,461
		28,801,339
Internet and Direct Marketing Retail — 1.4%
Amazon.com, Inc.(1)	12,116	12,050,816
ASOS plc(1)	16,402	1,356,115
Ctrip.com International Ltd. ADR(1)	8,314	454,360
Expedia, Inc.	13,142	1,889,557
Priceline Group, Inc. (The)(1)	76	142,659
Rakuten, Inc.	60,800	738,933
Shutterfly, Inc.(1)	3,242	160,447
Start Today Co. Ltd.	56,000	1,397,598

	Shares/ Principal Amount	Value
Zalando SE(1)	27,553	$1,315,754
		19,506,239
Internet Software and Services — 2.8%
2U, Inc.(1)	2,900	123,975
Alarm.com Holdings, Inc.(1)	2,851	92,800
Alibaba Group Holding Ltd. ADR(1)	28,838	3,531,501
Alphabet, Inc., Class A(1)	18,372	18,134,818
Carbonite, Inc.(1)	318	5,915
CoStar Group, Inc.(1)	1,987	519,740
Criteo SA ADR(1)	12,960	679,493
eBay, Inc.(1)	9,525	326,708
Facebook, Inc., Class A(1)	53,533	8,108,108
Five9, Inc.(1)	4,542	102,059
j2 Global, Inc.	852	72,096
Just Eat plc(1)	20,920	180,999
LogMeIn, Inc.	8,903	988,233
Mixi, Inc.	700	43,928
Momo, Inc. ADR(1)	5,535	210,551
NAVER Corp.	408	307,931
Q2 Holdings, Inc.(1)	2,884	114,206
Shopify, Inc., Class A(1)	1,349	123,919
Stamps.com, Inc.(1)	118	16,272
Tencent Holdings Ltd.	126,500	4,344,072
VeriSign, Inc.(1)	8,016	722,723
Weibo Corp. ADR(1)	3,899	286,693
Wix.com Ltd.(1)	828	61,024
Yandex NV, A Shares(1)	44,648	1,182,279
		40,280,043
IT Services — 1.3%
Accenture plc, Class A	336	41,822
Acxiom Corp.(1)	3,815	99,953
Alliance Data Systems Corp.	3,433	827,799
Amadeus IT Group SA, A Shares	5,190	302,295
Booz Allen Hamilton Holding Corp.	24,165	953,068
CSG Systems International, Inc.	3,505	139,814
CSRA, Inc.	4,998	150,740
DXC Technology Co.(1)	14,739	1,142,567
EVERTEC, Inc.	9,645	159,142
Fidelity National Information Services, Inc.	14,779	1,269,073
First Data Corp., Class A(1)	30,737	526,525
Fiserv, Inc.(1)	13,299	1,666,099
Global Payments, Inc.	7,561	692,663
GMO Payment Gateway, Inc.	2,400	139,774
International Business Machines Corp.	23,000	3,510,490
Jack Henry & Associates, Inc.	2,266	240,672
MAXIMUS, Inc.	450	27,936
My EG Services Bhd	714,200	353,763

	Shares/ Principal Amount	Value
Presidio, Inc.(1)	4,419	$67,920
Science Applications International Corp.	1,374	104,410
Teradata Corp.(1)	6,333	172,638
Vakrangee Ltd.	56,799	321,233
Vantiv, Inc., Class A(1)	13,303	834,364
Visa, Inc., Class A	35,591	3,389,331
Worldpay Group plc	315,969	1,264,485
		18,398,576
Leisure Products — 0.3%
Brunswick Corp.	33,678	1,861,046
Malibu Boats, Inc., Class A(1)	1,719	41,686
Mattel, Inc.	63,666	1,458,588
MCBC Holdings, Inc.	3,354	64,497
Sega Sammy Holdings, Inc.	21,100	267,680
		3,693,497
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	15,860	956,993
Bio-Techne Corp.	5,560	623,165
Eurofins Scientific SE	225	119,489
Illumina, Inc.(1)	4,877	864,985
Lonza Group AG	7,968	1,650,282
PRA Health Sciences, Inc.(1)	1,560	112,710
Waters Corp.(1)	3,944	708,421
		5,036,045
Machinery — 1.8%
Airtac International Group	21,000	231,790
Cargotec Oyj, B Shares	5,221	310,845
Caterpillar, Inc.	6,388	673,487
CIRCOR International, Inc.	1,103	71,099
Cummins, Inc.	22,162	3,494,947
DMG Mori Co. Ltd.	6,000	94,375
Donaldson Co., Inc.	5,378	257,929
EnPro Industries, Inc.	3,643	243,389
FANUC Corp.	4,000	786,275
Fortive Corp.	2,311	144,322
Gardner Denver Holdings, Inc.(1)	2,054	47,098
Global Brass & Copper Holdings, Inc.	4,344	131,623
Graham Corp.	1,561	32,672
Harsco Corp.(1)	4,263	63,519
Hitachi Construction Machinery Co. Ltd.	6,900	160,055
Industria Macchine Automatiche SpA	1,410	126,001
Ingersoll-Rand plc	39,687	3,555,955
ITT, Inc.	4,473	170,019
John Bean Technologies Corp.	6,340	547,142
Kennametal, Inc.	12,212	469,796
KION Group AG	3,854	285,134
Komatsu Ltd.	37,500	891,704

	Shares/ Principal Amount	Value
Konecranes Oyj, Class B	4,762	$196,483
Middleby Corp. (The)(1)	8,443	1,083,743
NSK Ltd.	23,300	277,707
Oshkosh Corp.	10,942	690,659
Parker-Hannifin Corp.	14,255	2,244,735
Rexnord Corp.(1)	2,847	64,912
Sandvik AB	96,032	1,504,885
SKF AB, B Shares	16,364	334,758
Snap-on, Inc.	9,507	1,536,902
Stanley Black & Decker, Inc.	1,560	214,718
Timken Co. (The)	3,318	153,126
Toro Co. (The)	17,614	1,206,383
WABCO Holdings, Inc.(1)	11,079	1,349,644
Wabtec Corp.	10,248	837,774
Weichai Power Co. Ltd., H Shares	167,000	270,884
Weir Group plc (The)	41,060	960,733
Woodward, Inc.	954	64,986
		25,782,208
Marine — 0.1%
AP Moller - Maersk A/S, B Shares	470	895,076
Media — 1.3%
AMC Entertainment Holdings, Inc., Class A	1,973	44,393
Charter Communications, Inc., Class A(1)	857	296,136
Cineworld Group plc	24,820	229,612
Comcast Corp., Class A	91,183	3,801,419
CyberAgent, Inc.	23,400	845,147
DISH Network Corp., Class A(1)	31,739	2,023,996
Emerald Expositions Events, Inc.(1)	1,309	26,808
Entravision Communications Corp., Class A	34,154	196,385
Gray Television, Inc.(1)	3,757	45,272
Liberty Media Corp-Liberty Formula One, Class C(1)	8,498	282,983
Madison Square Garden Co. (The)(1)	228	44,553
Metropole Television SA	4,864	115,836
MSG Networks, Inc., Class A(1)	16,456	346,399
Naspers Ltd., N Shares	5,021	1,039,636
Omnicom Group, Inc.	21,733	1,819,487
ProSiebenSat.1 Media SE	16,327	693,195
Publicis Groupe SA	13,930	1,066,429
RTL Group SA	3,058	237,991
Scripps Networks Interactive, Inc., Class A	5,491	363,614
Sirius XM Holdings, Inc.	101,408	532,392
Time Warner, Inc.	9,163	911,627
Townsquare Media, Inc.(1)	2,150	21,629
Twenty-First Century Fox, Inc., Class A	79,771	2,163,390
Vector, Inc.	100	1,467
Walt Disney Co. (The)	10,908	1,177,410
		18,327,206

	Shares/ Principal Amount	Value
Metals and Mining — 0.6%
Anglo American plc(1)	14,804	$196,751
Barrick Gold Corp.	93,430	1,545,332
BHP Billiton plc	5,642	85,271
Boliden AB	9,026	247,059
Centamin plc	26,072	55,931
Evraz plc(1)	73,680	180,373
Fortescue Metals Group Ltd.	96,329	347,150
Gerdau SA Preference Shares	89,200	262,973
Glencore plc	13,899	51,056
Lundin Mining Corp.	24,120	132,844
Maanshan Iron & Steel Co. Ltd., H Shares(1)	670,000	236,444
Nucor Corp.	30,375	1,764,787
Regis Resources Ltd.	40,186	97,643
Reliance Steel & Aluminum Co.	6,871	501,239
Rio Tinto plc	52,804	2,110,797
Salzgitter AG	3,180	121,099
SSAB AB, A Shares(1)	24,260	99,006
Steel Dynamics, Inc.	6,165	209,548
Teck Resources Ltd., Class B	10,760	192,174
Vale SA ADR	55,340	463,196
Vedanta Resources plc	27,835	219,309
		9,119,982
Mortgage Real Estate Investment Trusts (REITs)†
Blackstone Mortgage Trust, Inc., Class A	1,030	31,981
New Residential Investment Corp.	1,353	21,770
Starwood Property Trust, Inc.	11,604	255,520
Two Harbors Investment Corp.	8,096	80,798
		390,069
Multi-Utilities — 0.2%
Ameren Corp.	10,052	570,451
Centrica plc	244,062	639,301
E.ON SE	68,118	595,940
Engie SA	23,787	363,006
NorthWestern Corp.	8,085	500,947
		2,669,645
Multiline Retail — 0.4%
B&M European Value Retail SA	36,430	170,996
Dollar General Corp.	7,238	531,197
Dollar Tree, Inc.(1)	27,679	2,150,658
Dollarama, Inc.	6,960	644,709
Don Quijote Holdings Co. Ltd.	6,000	234,582
Marks & Spencer Group plc	38,633	190,396
Nordstrom, Inc.	1,588	66,378
Ollie's Bargain Outlet Holdings, Inc.(1)	2,501	102,916
Ryohin Keikaku Co. Ltd.	1,900	494,601
Seria Co. Ltd.	4,900	237,147

	Shares/ Principal Amount	Value
Target Corp.	23,209	$1,279,976
		6,103,556
Oil, Gas and Consumable Fuels — 2.9%
Aegean Marine Petroleum Network, Inc.	2,876	13,230
Anadarko Petroleum Corp.	42,987	2,172,133
Apache Corp.	18,676	873,290
Ardmore Shipping Corp.	7,968	57,370
BP plc	99,495	598,283
Callon Petroleum Co.(1)	9,124	103,284
Chevron Corp.	35,302	3,653,051
Cimarex Energy Co.	2,318	249,324
Comstock Resources, Inc.(1)	193	1,266
Concho Resources, Inc.(1)	10,441	1,323,710
Contango Oil & Gas Co.(1)	5,957	36,695
Devon Energy Corp.	20,627	700,905
Eclipse Resources Corp.(1)	20,024	44,854
EQT Corp.	24,335	1,344,995
Extraction Oil & Gas, Inc.(1)	3,586	51,065
Exxon Mobil Corp.	46,282	3,725,701
Galp Energia SGPS SA	7,175	110,664
Imperial Oil Ltd.	109,491	3,097,861
JXTG Holdings, Inc.	201,300	876,814
Kinder Morgan, Inc.	64,579	1,211,502
Lundin Petroleum AB(1)	48,472	941,399
Marathon Petroleum Corp.	13,646	710,138
Noble Energy, Inc.	33,854	971,271
Novatek PJSC GDR	2,546	286,170
Occidental Petroleum Corp.	53,906	3,176,681
OMV AG	11,659	607,772
ONEOK, Inc.	9,997	496,651
Petroleo Brasileiro SAPetrobras ADR(1)	33,708	285,844
Repsol SA	35,339	592,096
Royal Dutch Shell plc, A Shares	32,135	871,787
Royal Dutch Shell plc ADR	16,840	946,576
Royal Dutch Shell plc, B Shares	70,270	1,940,713
RSP Permian, Inc.(1)	2,504	89,117
Scorpio Tankers, Inc.	11,687	43,476
Seven Generations Energy Ltd., Class A(1)	9,774	175,315
SK Innovation Co. Ltd.	2,721	410,726
Spectra Energy Partners LP	6,403	276,225
TOTAL SA	33,045	1,754,714
TOTAL SA ADR	60,480	3,163,104
Tullow Oil plc(1)	465,175	1,095,621
United Tractors Tbk PT	248,400	517,966
WildHorse Resource Development Corp.(1)	3,483	41,517
Williams Cos., Inc. (The)	69,668	1,992,505

	Shares/ Principal Amount	Value
YPF SA ADR	8,236	$203,100
		41,836,481
Paper and Forest Products — 0.1%
KapStone Paper and Packaging Corp.	3,652	77,167
Nine Dragons Paper Holdings Ltd.	335,000	397,225
Sappi Ltd.	68,544	504,921
UPM-Kymmene Oyj	17,253	486,467
		1,465,780
Personal Products — 0.4%
Cosmax, Inc.	591	67,567
Edgewell Personal Care Co.(1)	1,744	127,556
Estee Lauder Cos., Inc. (The), Class A	11,042	1,039,494
Godrej Consumer Products Ltd.	17,503	491,438
Inter Parfums, Inc.	1,752	60,969
Kose Corp.	900	97,111
L'Oreal SA	5,490	1,174,541
Medifast, Inc.	353	14,688
Nu Skin Enterprises, Inc., Class A	5,125	281,260
Pola Orbis Holdings, Inc.	2,000	55,982
Unilever NV CVA	45,640	2,599,372
		6,009,978
Pharmaceuticals — 2.3%
Aerie Pharmaceuticals, Inc.(1)	538	29,832
Allergan plc	5,970	1,335,787
AstraZeneca plc	2,040	137,572
Bristol-Myers Squibb Co.	18,126	977,898
Catalent, Inc.(1)	5,189	184,365
Dermira, Inc.(1)	878	24,075
Eli Lilly & Co.	5,343	425,142
GlaxoSmithKline plc	37,188	816,230
H Lundbeck A/S	2,885	153,935
Horizon Pharma plc(1)	3,467	34,670
Impax Laboratories, Inc.(1)	1,393	21,243
Indivior plc	22,622	94,933
Jazz Pharmaceuticals plc(1)	3,871	563,463
Johnson & Johnson	58,356	7,484,157
Medicines Co. (The)(1)	1,058	42,077
Merck & Co., Inc.	92,173	6,001,384
Nippon Shinyaku Co. Ltd.	3,100	180,822
Pacira Pharmaceuticals, Inc.(1)	811	36,008
Pfizer, Inc.	171,248	5,591,247
Richter Gedeon Nyrt	19,598	500,953
Roche Holding AG	18,834	5,168,631
Sanofi	4,802	475,618
Sawai Pharmaceutical Co. Ltd.	4,000	216,343
Supernus Pharmaceuticals, Inc.(1)	1,263	47,489
Teva Pharmaceutical Industries Ltd. ADR	10,120	281,943

	Shares/ Principal Amount	Value
Theravance Biopharma, Inc.(1)	495	$18,067
Zoetis, Inc.	26,695	1,662,565
		32,506,449
Professional Services — 0.3%
Advisory Board Co. (The)(1)	969	50,097
Equifax, Inc.	6,682	914,098
Huron Consulting Group, Inc.(1)	571	23,725
IHS Markit Ltd.(1)	10,754	493,071
Korn/Ferry International	3,312	106,348
ManpowerGroup, Inc.	3,424	348,803
On Assignment, Inc.(1)	803	42,077
Outsourcing, Inc.	3,100	141,634
RELX plc	47,760	1,023,350
Teleperformance	2,826	369,681
Temp Holdings Co. Ltd.	11,800	233,017
Verisk Analytics, Inc., Class A(1)	13,006	1,052,055
Yumeshin Holdings Co. Ltd.	7,500	49,842
		4,847,798
Real Estate Management and Development — 0.8%
Aroundtown Property Holdings plc	27,833	144,137
Ayala Land, Inc.	925,300	732,432
CapitaLand Ltd.	48,300	124,271
Central Pattana PCL	74,300	147,793
Cheung Kong Property Holdings Ltd.	94,000	705,674
China Overseas Land & Investment Ltd.	50,000	150,143
China Resources Land Ltd.	110,000	323,258
City Developments Ltd.	29,400	226,293
Country Garden Holdings Co. Ltd.	718,000	848,603
Daito Trust Construction Co. Ltd.	3,600	567,874
Daiwa House Industry Co. Ltd.	5,000	163,386
Deutsche Wohnen AG	33,576	1,316,909
Fabege AB	27,216	511,353
FirstService Corp.	1,285	80,390
Global Logistic Properties Ltd.	88,700	185,907
Grand City Properties SA	4,293	88,952
Hang Lung Properties Ltd.	30,000	77,574
Hongkong Land Holdings Ltd.	41,300	312,228
Iguatemi Empresa de Shopping Centers SA	16,900	165,086
Inmobiliaria Colonial SA	48,011	390,368
Kerry Properties Ltd.	22,000	77,779
Leopalace21 Corp.	49,900	293,768
Longfor Properties Co. Ltd.	123,000	250,339
Mitsubishi Estate Co. Ltd.	18,800	351,131
Mitsui Fudosan Co. Ltd.	20,800	492,251
Multiplan Empreendimentos Imobiliarios SA	17,866	353,902
New World Development Co. Ltd.	96,000	119,499
PT Bumi Serpong Damai Tbk	763,600	103,763

	Shares/ Principal Amount	Value
RE/MAX Holdings, Inc., Class A	1,214	$64,524
Realogy Holdings Corp.	17,742	540,421
RMR Group, Inc. (The), Class A	118	5,794
Sumitomo Realty & Development Co. Ltd.	14,000	422,212
Sun Hung Kai Properties Ltd.	22,000	325,516
Wharf Holdings Ltd. (The)	38,000	323,309
Wheelock & Co. Ltd.	19,000	142,149
		11,128,988
Road and Rail — 0.6%
Canadian Pacific Railway Ltd.	2,112	334,182
CJ Korea Express Corp.(1)	1,704	292,980
DSV A/S	29,645	1,804,725
Firstgroup plc(1)	25,242	48,719
Heartland Express, Inc.	41,871	814,391
Norfolk Southern Corp.	4,132	512,492
Saia, Inc.(1)	1,373	63,433
Union Pacific Corp.	45,397	5,007,289
		8,878,211
Semiconductors and Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(1)	4,071	45,554
Analog Devices, Inc.	3,560	305,306
Applied Materials, Inc.	149,926	6,878,605
ASM Pacific Technology Ltd.	25,600	367,284
ASML Holding NV	13,613	1,796,828
ASPEED Technology, Inc.	10,000	251,671
Broadcom Ltd.	10,574	2,532,261
Cavium, Inc.(1)	6,323	461,389
Cypress Semiconductor Corp.	6,154	86,094
Dialog Semiconductor plc(1)	3,040	145,120
Disco Corp.	1,100	189,706
Infineon Technologies AG	37,130	821,269
Inphi Corp.(1)	1,098	43,569
Intel Corp.	138,034	4,984,408
KLA-Tencor Corp.	9,254	962,416
Kulicke & Soffa Industries, Inc.(1)	4,192	92,853
Lam Research Corp.	27,075	4,201,228
MACOM Technology Solutions Holdings, Inc.(1)	799	48,715
Marvell Technology Group Ltd.	16,457	283,719
Maxim Integrated Products, Inc.	37,678	1,801,008
Microsemi Corp.(1)	3,515	172,622
Monolithic Power Systems, Inc.	1,278	125,500
NVIDIA Corp.	6,406	924,706
Power Integrations, Inc.	729	48,807
Powertech Technology, Inc.	67,000	205,818
QUALCOMM, Inc.	61,089	3,498,567
Rohm Co. Ltd.	8,200	658,221
SK Hynix, Inc.	11,840	602,787

	Shares/ Principal Amount	Value
Skyworks Solutions, Inc.	1,082	$115,157
Sumco Corp.	18,500	305,855
Taiwan Semiconductor Manufacturing Co. Ltd.	435,500	2,939,144
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,425	191,828
Teradyne, Inc.	26,906	956,508
Texas Instruments, Inc.	35,177	2,901,751
Tower Semiconductor Ltd.(1)	3,089	79,968
X-Fab Silicon Foundries SE(1)	10,851	110,924
		40,137,166
Software — 2.8%
Activision Blizzard, Inc.	43,696	2,559,712
Adobe Systems, Inc.(1)	20,821	2,953,667
BroadSoft, Inc.(1)	4,574	182,960
Cadence Design Systems, Inc.(1)	437	15,356
Callidus Software, Inc.(1)	3,804	90,916
CDK Global, Inc.	9,160	562,973
Citrix Systems, Inc.(1)	2,666	220,052
Electronic Arts, Inc.(1)	21,989	2,492,013
Guidewire Software, Inc.(1)	8,281	550,024
Intuit, Inc.	12,262	1,724,528
Microsoft Corp.	164,307	11,475,201
Oracle Corp. (New York)	146,793	6,662,934
Oracle Corp. (Tokyo)(1)	1,100	64,758
Proofpoint, Inc.(1)	796	68,456
RealPage, Inc.(1)	3,229	111,723
RingCentral, Inc., Class A(1)	4,158	141,788
salesforce.com, Inc.(1)	13,428	1,203,686
SAP SE	15,300	1,640,351
ServiceNow, Inc.(1)	7,109	743,957
Splunk, Inc.(1)	21,789	1,334,358
SS&C Technologies Holdings, Inc.	20	752
Symantec Corp.	26,327	797,971
Synopsys, Inc.(1)	6,106	457,156
Take-Two Interactive Software, Inc.(1)	415	31,847
Tyler Technologies, Inc.(1)	5,736	980,168
VMware, Inc., Class A(1)	30,207	2,934,610
		40,001,917
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	17,131	2,289,216
AutoZone, Inc.(1)	643	389,607
Best Buy Co., Inc.	37,276	2,213,822
Burlington Stores, Inc.(1)	8,212	803,544
Camping World Holdings, Inc., Class A	3,180	85,860
Children's Place, Inc. (The)	2,038	220,512
CST Brands, Inc.	6,772	327,291
Foundation Building Materials, Inc.(1)	5,298	71,523
Home Depot, Inc. (The)	7,568	1,161,764

	Shares/ Principal Amount	Value
Industria de Diseno Textil SA	43,225	$1,767,224
L Brands, Inc.	10,017	516,877
Lowe's Cos., Inc.	33,663	2,651,634
Maisons du Monde SA(1)	7,956	300,385
MarineMax, Inc.(1)	4,295	77,525
Michaels Cos., Inc. (The)(1)	10,450	201,998
Nitori Holdings Co. Ltd.	9,900	1,447,232
O'Reilly Automotive, Inc.(1)	12,123	2,934,736
Penske Automotive Group, Inc.	1,478	62,593
Pier 1 Imports, Inc.	1,883	9,434
RH(1)	926	51,958
Ross Stores, Inc.	25,078	1,602,986
Sleep Country Canada Holdings, Inc.	8,860	255,794
TJX Cos., Inc. (The)	19,111	1,437,338
Tokyo Base Co. Ltd.(1)	3,600	110,844
Ulta Salon Cosmetics & Fragrance, Inc.(1)	1,961	597,791
		21,589,488
Technology Hardware, Storage and Peripherals — 1.3%
Apple, Inc.	90,734	13,860,526
Asetek A/S	7,627	99,746
Brother Industries Ltd.	11,300	250,794
Canon, Inc.	10,100	344,722
Cray, Inc.(1)	4,257	75,562
Lite-On Technology Corp.	61,000	102,413
Logitech International SA	14,908	544,880
NetApp, Inc.	332	13,443
Quanta Computer, Inc.	162,000	370,544
Samsung Electronics Co. Ltd.	1,548	3,090,193
		18,752,823
Textiles, Apparel and Luxury Goods — 0.5%
adidas AG	6,250	1,195,314
Cie Financiere Richemont SA	8,190	683,240
Coach, Inc.	23,679	1,094,207
Columbia Sportswear Co.	5,786	314,064
Culp, Inc.	1,119	35,920
HS Industries Co. Ltd.	28,362	243,696
Kering	5,970	1,974,363
Ralph Lauren Corp.	9,017	611,353
Salvatore Ferragamo SpA	7,875	219,832
Samsonite International SA	42,900	173,140
Shenzhou International Group Holdings Ltd.	68,000	465,547
Taiwan Paiho Ltd.	140,000	467,768
		7,478,444
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	48,371	668,487
Essent Group Ltd.(1)	60,362	2,189,330
		2,857,817

	Shares/ Principal Amount	Value
Tobacco — 0.4%
Altria Group, Inc.	19,823	$1,495,447
British American Tobacco plc	30,700	2,187,415
Imperial Brands plc	8,438	394,543
Philip Morris International, Inc.	8,131	974,094
		5,051,499
Trading Companies and Distributors — 0.4%
Ashtead Group plc	57,532	1,160,831
BMC Stock Holdings, Inc.(1)	6,299	122,831
Bunzl plc	23,890	748,596
DXP Enterprises, Inc.(1)	569	20,387
GMS, Inc.(1)	1,100	35,926
MonotaRO Co. Ltd.	20,800	700,533
MRC Global, Inc.(1)	5,285	95,394
SiteOne Landscape Supply, Inc.(1)	2,611	138,853
Sumitomo Corp.	11,700	149,221
Toyota Tsusho Corp.	10,300	315,743
United Rentals, Inc.(1)	7,840	852,443
Wolseley plc	19,210	1,264,783
		5,605,541
Transportation Infrastructure†
Airports of Thailand PCL	226,400	285,825
BBA Aviation plc	51,610	214,320
		500,145
Water Utilities†
Beijing Enterprises Water Group Ltd.	762,000	610,183
Wireless Telecommunication Services — 0.1%
Drillisch AG	2,759	174,337
KDDI Corp.	11,200	310,060
NTT DOCOMO, Inc.	27,800	682,010
		1,166,407
TOTAL COMMON STOCKS (Cost $694,006,358)		900,838,135
U.S. TREASURY SECURITIES — 11.6%
U.S. Treasury Bonds, 3.50%, 2/15/39	$997,000	1,127,213
U.S. Treasury Bonds, 4.375%, 11/15/39	2,200,000	2,803,711
U.S. Treasury Bonds, 3.00%, 5/15/42	120,000	123,645
U.S. Treasury Bonds, 2.875%, 5/15/43	2,410,000	2,418,944
U.S. Treasury Bonds, 3.75%, 11/15/43	50,000	58,508
U.S. Treasury Bonds, 3.125%, 8/15/44(2)	390,000	410,026
U.S. Treasury Bonds, 2.50%, 2/15/45	6,250,000	5,801,756
U.S. Treasury Bonds, 3.00%, 5/15/45(2)	160,000	164,088
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,586,800	2,987,956
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	725,364	860,137
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,992,148	3,669,983
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	137,353	193,515
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	676,788	857,407

	Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	$2,304,510	$2,934,427
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,103,953	2,039,513
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,028,598	964,844
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	3,085,966	3,418,213
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,219,876	3,082,742
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,135,540	1,182,216
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,508,667	1,519,015
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	8,849,180	8,928,504
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	6,464,158	6,776,758
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	4,114,680	4,147,589
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,408,550	5,597,849
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	4,511,205	4,536,725
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,749,281	1,767,286
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,971,118	6,984,872
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(2)	2,409,526	2,454,562
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,224,350	5,366,081
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	667,394	664,161
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,117,320	4,097,697
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	9,406,841	9,469,546
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	2,052,100	2,097,531
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	9,967,580	9,770,172
U.S. Treasury Notes, 0.75%, 10/31/17	1,125,000	1,123,331
U.S. Treasury Notes, 1.00%, 2/15/18(2)	50,000	49,926
U.S. Treasury Notes, 1.00%, 3/15/18	5,000,000	4,991,405
U.S. Treasury Notes, 0.75%, 4/15/18	2,200,000	2,191,064
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	303,850
U.S. Treasury Notes, 1.375%, 9/30/18	6,000,000	6,011,952
U.S. Treasury Notes, 1.25%, 11/30/18	800,000	800,125
U.S. Treasury Notes, 1.125%, 1/31/19	1,300,000	1,297,384
U.S. Treasury Notes, 1.50%, 2/28/19	650,000	652,615
U.S. Treasury Notes, 1.50%, 11/30/19	50,000	50,177
U.S. Treasury Notes, 1.375%, 12/15/19	500,000	500,235
U.S. Treasury Notes, 1.375%, 1/15/20(2)	1,500,000	1,500,234
U.S. Treasury Notes, 1.375%, 2/29/20(2)	4,656,000	4,652,182
U.S. Treasury Notes, 1.375%, 3/31/20	7,303,000	7,295,441
U.S. Treasury Notes, 1.375%, 5/15/20	3,300,000	3,306,316
U.S. Treasury Notes, 1.50%, 5/31/20	1,700,000	1,702,456
U.S. Treasury Notes, 1.625%, 6/30/20	2,250,000	2,260,282
U.S. Treasury Notes, 1.375%, 10/31/20	700,000	696,077
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	253,789
U.S. Treasury Notes, 1.75%, 12/31/20	2,900,000	2,917,954
U.S. Treasury Notes, 2.25%, 4/30/21	1,000,000	1,023,516
U.S. Treasury Notes, 2.00%, 10/31/21	1,420,000	1,437,500
U.S. Treasury Notes, 2.00%, 12/31/21	7,350,000	7,438,288
U.S. Treasury Notes, 1.875%, 1/31/22	1,450,000	1,458,893
U.S. Treasury Notes, 1.875%, 4/30/22	3,000,000	3,016,056
U.S. Treasury Notes, 1.375%, 6/30/23	450,000	435,841

		Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.25%, 7/31/23		$50,000	$48,015
TOTAL U.S. TREASURY SECURITIES (Cost $164,146,131)			166,692,096
CORPORATE BONDS — 9.6%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		90,000	89,068
Bombardier, Inc., 4.75%, 4/15/19(3)		60,000	61,275
Bombardier, Inc., 5.75%, 3/15/22(3)		30,000	30,000
Bombardier, Inc., 6.00%, 10/15/22(3)		35,000	35,153
Bombardier, Inc., 7.50%, 3/15/25(3)		80,000	82,958
KLX, Inc., 5.875%, 12/1/22(3)		75,000	79,313
Lockheed Martin Corp., 4.25%, 11/15/19		220,000	232,445
Lockheed Martin Corp., 3.55%, 1/15/26		290,000	302,110
Rockwell Collins, Inc., 4.35%, 4/15/47		50,000	52,090
TransDigm, Inc., 6.00%, 7/15/22		115,000	119,442
TransDigm, Inc., 6.375%, 6/15/26		50,000	51,375
United Technologies Corp., 6.05%, 6/1/36		140,000	178,870
United Technologies Corp., 3.75%, 11/1/46		90,000	87,973
			1,402,072
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(3)		70,000	74,582
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)		85,000	87,762
United Continental Holdings, Inc., 5.00%, 2/1/24		75,000	76,500
			164,262
Auto Components†
American Axle & Manufacturing, Inc., 6.25%, 3/15/21		25,000	25,826
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		50,000	51,875
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		130,000	137,150
Tenneco, Inc., 5.00%, 7/15/26		130,000	131,787
ZF North America Capital, Inc., 4.75%, 4/29/25(3)		105,000	110,744
			457,382
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(3)		70,000	70,039
American Honda Finance Corp., 2.125%, 10/10/18		150,000	151,093
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	11,668
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		$50,000	51,313
Ford Motor Co., 4.35%, 12/8/26		130,000	132,921
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		40,000	41,169
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		850,000	949,129
General Motors Co., 5.00%, 4/1/35		190,000	189,050
General Motors Financial Co., Inc., 3.25%, 5/15/18		180,000	182,399
General Motors Financial Co., Inc., 3.10%, 1/15/19		270,000	274,063
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	434,533
General Motors Financial Co., Inc., 5.25%, 3/1/26		200,000	215,525
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(3)		85,000	86,381
			2,789,283

		Shares/ Principal Amount	Value
Banks — 1.7%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	$337,310
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)		$150,000	148,687
Bank of America Corp., 4.10%, 7/24/23		110,000	116,602
Bank of America Corp., MTN, 5.625%, 7/1/20		290,000	317,975
Bank of America Corp., MTN, 4.00%, 4/1/24		90,000	94,582
Bank of America Corp., MTN, 4.20%, 8/26/24		310,000	322,708
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	255,324
Bank of America Corp., MTN, 5.00%, 1/21/44		250,000	282,737
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		80,000	83,057
Bank of Montreal, MTN, 1.30%, 7/14/17		2,500,000	2,500,135
Bank of Nova Scotia (The), 1.375%, 12/18/17		2,900,000	2,901,334
Barclays Bank plc, 5.14%, 10/14/20		100,000	107,739
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	70,760
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	200,000	232,747
BPCE SA, VRN, 2.75%, 7/8/21	EUR	200,000	237,642
Branch Banking & Trust Co., 3.625%, 9/16/25		$100,000	104,052
Capital One Financial Corp., 4.20%, 10/29/25		115,000	117,428
Citigroup, Inc., 4.50%, 1/14/22		580,000	625,519
Citigroup, Inc., 4.05%, 7/30/22		80,000	84,043
Citigroup, Inc., 4.45%, 9/29/27		905,000	944,797
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	287,207
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	184,489
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$280,000	298,872
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	130,000	171,467
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	150,000	178,512
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	200,000	249,426
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	590,000	748,865
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	90,000	117,794
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	300,000	385,822
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	610,000	910,152
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	600,000	760,365
Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	127,229
Fifth Third Bank, 2.875%, 10/1/21		230,000	235,137
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25	GBP	50,000	79,343
Huntington Bancshares, Inc., 2.30%, 1/14/22		$170,000	167,791
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	570,000	695,611
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)		$250,000	244,126
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	301,182
JPMorgan Chase & Co., 4.625%, 5/10/21		$80,000	86,831
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	133,581
JPMorgan Chase & Co., 3.875%, 9/10/24		1,210,000	1,251,220
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	319,796
KeyCorp, MTN, 2.30%, 12/13/18		230,000	231,476
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	340,000	409,998

		Shares/ Principal Amount	Value
Kreditanstalt fuer Wiederaufbau, 2.00%, 10/4/22		$250,000	$249,883
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	520,000	740,832
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	211,002
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(3)		$140,000	156,450
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		160,000	170,785
Royal Bank of Canada, MTN, 1.50%, 1/16/18		2,100,000	2,100,922
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	43,860
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	300,000	344,419
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	150,044
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(3)		$250,000	260,831
US Bancorp, MTN, 3.00%, 3/15/22		130,000	133,784
US Bancorp, MTN, 3.60%, 9/11/24		310,000	323,239
Wells Fargo & Co., 3.07%, 1/24/23		170,000	172,747
Wells Fargo & Co., 4.125%, 8/15/23		300,000	318,417
Wells Fargo & Co., 3.00%, 4/22/26		220,000	215,192
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	284,243
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	120,131
Wells Fargo & Co., MTN, 3.55%, 9/29/25		$110,000	112,676
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	208,252
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	181,531
			24,960,710
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		540,000	557,684
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		320,000	329,695
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		370,000	411,818
Constellation Brands, Inc., 4.75%, 12/1/25		270,000	296,595
Molson Coors Brewing Co., 3.00%, 7/15/26		240,000	233,545
			1,829,337
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22		460,000	464,217
AbbVie, Inc., 3.60%, 5/14/25		70,000	71,691
AbbVie, Inc., 4.40%, 11/6/42		240,000	238,927
AbbVie, Inc., 4.45%, 5/14/46		30,000	30,064
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(3)		105,000	102,112
Amgen, Inc., 4.66%, 6/15/51		219,000	227,311
Biogen, Inc., 3.625%, 9/15/22		270,000	283,854
Celgene Corp., 3.25%, 8/15/22		160,000	165,203
Celgene Corp., 3.625%, 5/15/24		410,000	425,207
Celgene Corp., 3.875%, 8/15/25		140,000	146,579
Celgene Corp., 5.00%, 8/15/45		30,000	32,883
Concordia International Corp., 9.50%, 10/21/22(3)		20,000	4,700
Concordia International Corp., 7.00%, 4/15/23(3)		100,000	20,750
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	108,545
Gilead Sciences, Inc., 3.65%, 3/1/26		700,000	719,439
			3,041,482
Building Products†
Masco Corp., 5.95%, 3/15/22		70,000	79,609

	Shares/ Principal Amount	Value
Masco Corp., 4.45%, 4/1/25	$170,000	$182,835
		262,444
Capital Markets†
Dresdner Funding Trust I, 8.15%, 6/30/31(3)	65,000	80,962
Jefferies Group LLC, 5.125%, 4/13/18	180,000	185,001
Jefferies Group LLC, 4.85%, 1/15/27	90,000	94,742
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)	200,000	204,420
		565,125
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	185,000	193,325
Blue Cube Spinco, Inc., 9.75%, 10/15/23	50,000	61,250
CF Industries, Inc., 3.45%, 6/1/23	80,000	75,100
Chemours Co. (The), 6.625%, 5/15/23	70,000	75,067
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	8,000	8,080
Ecolab, Inc., 4.35%, 12/8/21	60,000	65,365
Hexion, Inc., 6.625%, 4/15/20	30,000	28,050
Huntsman International LLC, 5.125%, 11/15/22	85,000	92,013
INEOS Group Holdings SA, 5.625%, 8/1/24(3)	115,000	118,450
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	209,692
LyondellBasell Industries NV, 4.625%, 2/26/55	50,000	49,074
Mosaic Co. (The), 5.625%, 11/15/43	120,000	123,198
NOVA Chemicals Corp., 4.875%, 6/1/24(3)(4)	170,000	170,637
Platform Specialty Products Corp., 6.50%, 2/1/22(3)	50,000	51,750
Sherwin-Williams Co. (The), 3.45%, 6/1/27	130,000	131,582
Tronox Finance LLC, 6.375%, 8/15/20	75,000	75,938
		1,528,571
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	100,000	110,500
Clean Harbors, Inc., 5.25%, 8/1/20	50,000	50,875
Covanta Holding Corp., 5.875%, 3/1/24	80,000	79,200
Envision Healthcare Corp., 5.125%, 7/1/22(3)	100,000	103,000
Iron Mountain, Inc., 5.75%, 8/15/24	135,000	139,219
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)	100,000	109,584
Republic Services, Inc., 3.55%, 6/1/22	350,000	366,854
Waste Management, Inc., 4.10%, 3/1/45	120,000	124,068
		1,083,300
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	24,000	31,189
CommScope Technologies LLC, 5.00%, 3/15/27(3)	120,000	120,300
CommScope, Inc., 5.50%, 6/15/24(3)	65,000	68,412
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	130,000	138,125
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(3)	30,000	31,722
		389,748
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	75,000	77,719

	Shares/ Principal Amount	Value
Construction Materials†
Builders FirstSource, Inc., 10.75%, 8/15/23(3)	$35,000	$40,688
Builders FirstSource, Inc., 5.625%, 9/1/24(3)	90,000	93,712
Owens Corning, 4.20%, 12/15/22	140,000	148,827
Ply Gem Industries, Inc., 6.50%, 2/1/22	125,000	131,250
Standard Industries, Inc., 6.00%, 10/15/25(3)	60,000	65,100
USG Corp., 5.50%, 3/1/25(3)	65,000	69,144
		548,721
Consumer Finance — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	253,091
American Express Co., 1.55%, 5/22/18	120,000	119,970
American Express Credit Corp., 2.60%, 9/14/20	105,000	106,781
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	140,175
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,789
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	253,049
CIT Group, Inc., 5.00%, 8/15/22	190,000	206,093
CIT Group, Inc., 5.00%, 8/1/23	100,000	108,125
Discover Financial Services, 3.75%, 3/4/25	350,000	349,132
Equifax, Inc., 3.30%, 12/15/22	170,000	174,905
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	55,000	59,744
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	65,000	70,525
Harland Clarke Holdings Corp., 9.25%, 3/1/21(3)	35,000	34,300
Navient Corp., 5.00%, 10/26/20	100,000	102,500
Navient Corp., 5.50%, 1/25/23	125,000	123,867
OneMain Financial Holdings LLC, 6.75%, 12/15/19(3)	85,000	89,356
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)	80,000	84,250
PNC Bank N.A., 1.95%, 3/4/19	250,000	250,724
Synchrony Financial, 2.60%, 1/15/19	140,000	140,817
Synchrony Financial, 3.00%, 8/15/19	50,000	50,738
		2,968,931
Containers and Packaging — 0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(3)	200,000	219,000
Ball Corp., 4.00%, 11/15/23	195,000	199,387
Ball Corp., 5.25%, 7/1/25	35,000	38,159
Berry Plastics Corp., 5.50%, 5/15/22	60,000	62,625
Berry Plastics Corp., 5.125%, 7/15/23	50,000	52,588
BWAY Holding Co., 5.50%, 4/15/24(3)	30,000	30,750
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	305,000	318,725
Novelis Corp., 6.25%, 8/15/24(3)	50,000	52,805
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(3)	70,000	76,606
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	64,814	66,515
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)	215,000	231,796
Sealed Air Corp., 5.125%, 12/1/24(3)	120,000	126,900
		1,475,856

		Shares/ Principal Amount	Value
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		$130,000	$126,515
Service Corp., International/US, 5.375%, 1/15/22		75,000	77,531
			204,046
Diversified Financial Services — 0.6%
Ally Financial, Inc., 3.60%, 5/21/18		110,000	111,787
Ally Financial, Inc., 8.00%, 3/15/20		145,000	165,590
Ally Financial, Inc., 4.625%, 3/30/25		190,000	191,225
Ally Financial, Inc., 5.75%, 11/20/25		130,000	135,525
Ally Financial, Inc., 8.00%, 11/1/31		75,000	90,938
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	170,256
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	220,000	282,148
GE Capital International Funding Co. Unlimited. Co., 2.34%, 11/15/20		$604,000	610,369
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		1,030,000	1,034,369
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		70,000	70,977
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	224,477
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$580,000	655,905
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		200,000	202,418
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		280,000	290,918
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		290,000	316,592
HSBC Holdings plc, 2.95%, 5/25/21		200,000	202,681
HSBC Holdings plc, 4.30%, 3/8/26		400,000	427,009
HSBC Holdings plc, 2.625%, 8/16/28	GBP	120,000	158,001
HSBC Holdings plc, VRN, 3.26%, 3/13/22		$210,000	213,867
HUB International Ltd., 7.875%, 10/1/21(3)		75,000	78,563
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	92,587
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	82,300
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(3)		75,000	77,906
Morgan Stanley, 2.75%, 5/19/22		90,000	90,195
Morgan Stanley, 4.375%, 1/22/47		80,000	82,692
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	829,940
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	258,094
Morgan Stanley, MTN, 4.00%, 7/23/25		770,000	805,766
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		60,000	61,575
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	100,000	123,638
			8,138,308
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.00%, 3/1/21		$160,000	173,988
AT&T, Inc., 3.875%, 8/15/21		100,000	104,973
AT&T, Inc., 3.60%, 2/17/23		230,000	235,601
AT&T, Inc., 4.45%, 4/1/24		120,000	127,025
AT&T, Inc., 3.40%, 5/15/25		170,000	167,300
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	141,287

		Shares/ Principal Amount	Value
AT&T, Inc., 6.55%, 2/15/39		$290,000	$349,223
AT&T, Inc., 4.30%, 12/15/42		210,000	192,632
British Telecommunications plc, 5.95%, 1/15/18		420,000	431,071
CenturyLink, Inc., 5.625%, 4/1/20		200,000	212,750
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		85,000	89,250
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)		210,000	214,954
Frontier Communications Corp., 7.125%, 3/15/19		100,000	106,000
Frontier Communications Corp., 8.50%, 4/15/20		20,000	21,250
Frontier Communications Corp., 10.50%, 9/15/22		90,000	88,650
Frontier Communications Corp., 7.125%, 1/15/23		145,000	126,331
Frontier Communications Corp., 6.875%, 1/15/25		140,000	113,313
Hughes Satellite Systems Corp., 5.25%, 8/1/26		100,000	103,125
Inmarsat Finance plc, 4.875%, 5/15/22(3)		50,000	51,375
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		75,000	72,000
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	158,813
Level 3 Financing, Inc., 5.375%, 8/15/22		90,000	92,925
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	52,688
Orange SA, 4.125%, 9/14/21		180,000	192,609
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	181,612
Sprint Capital Corp., 8.75%, 3/15/32		$105,000	132,628
Telecom Italia Capital SA, 6.375%, 11/15/33		175,000	189,000
Telecom Italia SpA/Milano, MTN, 5.875%, 5/19/23	GBP	150,000	224,976
Telefonica Emisiones SAU, 4.10%, 3/8/27		$350,000	362,498
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	127,836
Verizon Communications, Inc., 3.65%, 9/14/18		$550,000	563,354
Verizon Communications, Inc., 2.625%, 8/15/26		130,000	120,945
Verizon Communications, Inc., 4.125%, 3/16/27		60,000	62,318
Verizon Communications, Inc., 5.05%, 3/15/34		750,000	789,660
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	98,955
Verizon Communications, Inc., 4.86%, 8/21/46		90,000	89,054
Verizon Communications, Inc., 5.01%, 8/21/54		144,000	141,775
Windstream Services LLC, 7.75%, 10/15/20		70,000	70,853
Windstream Services LLC, 6.375%, 8/1/23		100,000	85,316
			6,859,913
Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(3)		125,000	128,437
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		40,000	40,600
Ensco plc, 8.00%, 1/31/24		50,000	49,469
FTS International, Inc., 6.25%, 5/1/22		60,000	53,100
Halliburton Co., 3.80%, 11/15/25		190,000	196,471
Noble Holding International Ltd., 7.75%, 1/15/24		200,000	177,438
Precision Drilling Corp., 5.25%, 11/15/24		105,000	97,650
SESI LLC, 6.375%, 5/1/19		50,000	49,500
Transocean, Inc., 4.50%, 10/15/17		110,000	111,444
Transocean, Inc., 9.00%, 7/15/23(3)		130,000	136,500

	Shares/ Principal Amount	Value
Weatherford International Ltd., 7.75%, 6/15/21	$95,000	$100,617
Weatherford International Ltd., 4.50%, 4/15/22	160,000	149,200
		1,161,989
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	170,000	184,111
American Tower Corp., 3.375%, 10/15/26	260,000	256,246
Boston Properties LP, 3.65%, 2/1/26	120,000	122,659
Crown Castle International Corp., 5.25%, 1/15/23	150,000	167,695
Crown Castle International Corp., 4.45%, 2/15/26	150,000	160,093
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	75,000	77,242
Equinix, Inc., 5.375%, 4/1/23	75,000	78,915
Essex Portfolio LP, 3.625%, 8/15/22	100,000	103,552
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,516
Hospitality Properties Trust, 4.65%, 3/15/24	210,000	219,232
Kilroy Realty LP, 3.80%, 1/15/23	160,000	166,269
Kilroy Realty LP, 4.375%, 10/1/25	40,000	42,258
Kimco Realty Corp., 2.80%, 10/1/26	150,000	139,953
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	90,000	97,537
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	77,063
Simon Property Group LP, 3.25%, 11/30/26	200,000	199,592
Uniti Group, Inc. / CSL Capital LLC, 8.25%, 10/15/23	140,000	148,050
Uniti Group, Inc. / CSL Capital LLC, 7.125%, 12/15/24(3)	55,000	55,275
VEREIT Operating Partnership LP, 4.125%, 6/1/21	200,000	210,704
Welltower, Inc., 3.75%, 3/15/23	160,000	165,988
		2,722,950
Financial Services†
PetSmart, Inc., 7.125%, 3/15/23(3)	230,000	215,050
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(3)	195,000	224,250
		439,300
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(3)	100,000	103,750
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(3)	40,000	34,300
CVS Health Corp., 3.50%, 7/20/22	160,000	166,854
CVS Health Corp., 5.125%, 7/20/45	120,000	136,415
Dollar General Corp., 3.25%, 4/15/23	100,000	102,033
Horizon Pharma, Inc., 6.625%, 5/1/23	75,000	70,688
Kroger Co. (The), 3.30%, 1/15/21	190,000	196,414
Kroger Co. (The), 3.875%, 10/15/46	90,000	83,400
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)	200,000	197,573
Rite Aid Corp., 6.125%, 4/1/23(3)	150,000	149,558
SUPERVALU, Inc., 6.75%, 6/1/21	40,000	41,050
Sysco Corp., 3.30%, 7/15/26	80,000	80,342
Target Corp., 2.50%, 4/15/26	180,000	172,586

		Shares/ Principal Amount	Value
Tesco plc, 6.15%, 11/15/37(3)		$80,000	$83,066
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	71,918
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$280,000	284,806
Wal-Mart Stores, Inc., 5.625%, 4/1/40		340,000	435,011
			2,409,764
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		70,000	72,625
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(3)		95,000	95,712
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)		90,000	87,300
Kraft Heinz Foods Co., 3.95%, 7/15/25		200,000	206,394
Kraft Heinz Foods Co., 5.20%, 7/15/45		110,000	118,162
Kraft Heinz Foods Co., 4.375%, 6/1/46		80,000	76,762
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)		130,000	133,900
Nature's Bounty Co. (The), 7.625%, 5/15/21(3)		50,000	52,375
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)		170,000	175,100
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		55,000	56,513
Post Holdings, Inc., 5.00%, 8/15/26(3)		235,000	237,350
			1,312,193
Gas Utilities — 0.4%
Boardwalk Pipelines LP, 4.45%, 7/15/27		90,000	92,946
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24		55,000	61,875
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		65,000	70,038
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27(3)		70,000	71,050
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23		40,000	41,675
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25(3)		70,000	71,750
Enbridge Energy Partners LP, 6.50%, 4/15/18		240,000	249,451
Enbridge, Inc., 4.00%, 10/1/23		120,000	126,030
Enbridge, Inc., 4.50%, 6/10/44		120,000	117,682
Energy Transfer Equity LP, 5.875%, 1/15/24		110,000	117,975
Energy Transfer Equity LP, 5.50%, 6/1/27		70,000	74,025
Energy Transfer LP, 4.15%, 10/1/20		200,000	209,264
Energy Transfer LP, 3.60%, 2/1/23		170,000	173,077
Energy Transfer LP, 6.50%, 2/1/42		100,000	113,884
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	380,123
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		15,000	15,544
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		160,000	156,400
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20		150,000	165,961
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		300,000	346,814
Magellan Midstream Partners LP, 6.55%, 7/15/19		200,000	218,250
MPLX LP, 4.875%, 6/1/25		350,000	375,400
MPLX LP, 5.20%, 3/1/47		40,000	41,553
NGPL PipeCo LLC, 7.12%, 12/15/17(3)		75,000	77,063
NuStar Logistics LP, 4.75%, 2/1/22		40,000	41,300

	Shares/ Principal Amount	Value
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	$270,000	$276,986
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	50,000	52,200
Rockies Express Pipeline LLC, 5.625%, 4/15/20(3)	160,000	171,200
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	415,000	461,273
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	300,000	304,823
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	58,100
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	54,000	53,730
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(3)	86,000	89,332
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	120,000	127,500
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	50,000	53,719
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	180,473
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	128,700
Williams Cos., Inc. (The), 4.55%, 6/24/24	205,000	211,662
Williams Partners LP, 5.10%, 9/15/45	150,000	155,289
		5,734,117
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 2.00%, 9/15/18	80,000	80,281
Abbott Laboratories, 3.75%, 11/30/26	340,000	347,442
Alere, Inc., 6.50%, 6/15/20	50,000	51,125
Alere, Inc., 6.375%, 7/1/23(3)	40,000	43,450
Becton Dickinson and Co., 3.73%, 12/15/24	230,000	234,715
Becton Dickinson and Co., 3.70%, 6/6/27(4)	100,000	100,163
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(3)	70,000	65,450
Mallinckrodt International Finance SA, 4.75%, 4/15/23	160,000	142,400
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(3)	110,000	108,625
Medtronic, Inc., 2.50%, 3/15/20	120,000	122,138
Medtronic, Inc., 3.50%, 3/15/25	240,000	250,503
Medtronic, Inc., 4.375%, 3/15/35	240,000	259,379
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(3)	40,000	38,400
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	219,368
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	61,000	63,113
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	127,083
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	100,000	101,245
		2,354,880
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	35,000	35,875
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	110,000	114,813
Aetna, Inc., 2.75%, 11/15/22	160,000	161,398
Ascension Health, 3.95%, 11/15/46	40,000	39,816
Centene Corp., 5.625%, 2/15/21	50,000	52,344

	Shares/ Principal Amount	Value
Centene Corp., 6.125%, 2/15/24	$125,000	$136,132
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	155,000	156,356
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	60,000	59,250
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	53,550
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	80,000	82,960
DaVita, Inc., 5.75%, 8/15/22	25,000	25,953
DaVita, Inc., 5.125%, 7/15/24	180,000	183,487
DaVita, Inc., 5.00%, 5/1/25	110,000	109,588
Envision Healthcare Corp., 5.625%, 7/15/22	125,000	130,922
Express Scripts Holding Co., 3.40%, 3/1/27	320,000	309,159
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(3)	125,000	132,501
HCA, Inc., 3.75%, 3/15/19	480,000	491,400
HCA, Inc., 4.25%, 10/15/19	125,000	130,462
HCA, Inc., 7.50%, 2/15/22	145,000	167,475
HCA, Inc., 4.75%, 5/1/23	170,000	181,755
HCA, Inc., 5.375%, 2/1/25	220,000	231,825
HCA, Inc., 4.50%, 2/15/27	50,000	51,563
HealthSouth Corp., 5.75%, 11/1/24	45,000	46,688
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	155,000	157,034
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	100,000	106,000
Kindred Healthcare, Inc., 8.00%, 1/15/20	70,000	74,113
Kindred Healthcare, Inc., 6.375%, 4/15/22	25,000	24,469
LifePoint Health, Inc., 5.50%, 12/1/21	75,000	77,953
Mylan NV, 3.95%, 6/15/26	120,000	120,549
NYU Hospitals Center, 4.43%, 7/1/42	110,000	113,061
Tenet Healthcare Corp., 8.00%, 8/1/20	100,000	102,000
Tenet Healthcare Corp., 6.00%, 10/1/20	100,000	107,375
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	51,565
Tenet Healthcare Corp., 8.125%, 4/1/22	235,000	248,806
Tenet Healthcare Corp., 6.75%, 6/15/23	140,000	139,650
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	298,348
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	105,866
Universal Health Services, Inc., 4.75%, 8/1/22(3)	50,000	51,500
Universal Health Services, Inc., 5.00%, 6/1/26(3)	85,000	87,763
		4,951,324
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(3)	40,000	41,220
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(3)	160,000	166,952
Aramark Services, Inc., 5.125%, 1/15/24	60,000	63,450
Aramark Services, Inc., 5.00%, 4/1/25(3)	70,000	73,675
Boyd Gaming Corp., 6.875%, 5/15/23	81,000	87,986
Boyd Gaming Corp., 6.375%, 4/1/26	85,000	92,956
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	62,288

	Shares/ Principal Amount	Value
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	$60,000	$64,734
Eldorado Resorts, Inc., 7.00%, 8/1/23	100,000	108,875
FelCor Lodging LP, 5.625%, 3/1/23	40,000	42,000
Golden Nugget, Inc., 8.50%, 12/1/21(3)	150,000	160,875
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(3)	235,000	237,937
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25(3)	80,000	82,800
International Game Technology plc, 6.25%, 2/15/22(3)	95,000	103,217
International Game Technology plc, 6.50%, 2/15/25(3)	95,000	104,204
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(3)	75,000	77,906
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/1/26(3)	25,000	26,294
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	102,502
McDonald's Corp., MTN, 4.70%, 12/9/35	80,000	87,195
MGM Resorts International, 5.25%, 3/31/20	150,000	160,026
MGM Resorts International, 6.00%, 3/15/23	130,000	143,039
Penn National Gaming, Inc., 5.625%, 1/15/27(3)	150,000	152,062
Pinnacle Entertainment, Inc., 5.625%, 5/1/24(3)	25,000	25,938
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(3)	50,000	50,750
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	170,000	188,275
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	99,125
Scientific Games International, Inc., 7.00%, 1/1/22(3)	115,000	123,050
Scientific Games International, Inc., 10.00%, 12/1/22	115,000	125,637
Station Casinos LLC, 7.50%, 3/1/21	65,000	67,763
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)	140,000	148,400
		3,071,131
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	96,000	100,800
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)	75,000	77,438
CalAtlantic Group, Inc., 5.375%, 10/1/22	45,000	48,431
Century Communities, Inc., 6.875%, 5/15/22	30,000	31,613
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(3)	50,000	48,625
KB Home, 4.75%, 5/15/19	35,000	36,225
KB Home, 7.00%, 12/15/21	30,000	34,050
Lennar Corp., 4.75%, 4/1/21	40,000	42,350
Lennar Corp., 4.50%, 4/30/24	100,000	101,750
Newell Brands, Inc., 4.20%, 4/1/26	220,000	233,700
Newell Brands, Inc., 5.50%, 4/1/46	120,000	142,210
PulteGroup, Inc., 5.50%, 3/1/26	100,000	106,063
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)	60,000	61,800
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(3)	200,000	210,500
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	165,000	173,662

		Shares/ Principal Amount	Value
WCI Communities, Inc. / Lennar Corp., 6.875%, 8/15/21		$90,000	$94,275
William Lyon Homes, Inc., 5.875%, 1/31/25(3)		100,000	103,500
			1,646,992
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)		70,000	74,113
Spectrum Brands, Inc., 6.625%, 11/15/22		130,000	137,475
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	153,734
			365,322
Industrial Conglomerates — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(3)		50,000	55,594
FedEx Corp., 4.40%, 1/15/47		100,000	100,912
General Electric Co., 4.125%, 10/9/42		240,000	250,959
General Electric Co., MTN, 5.625%, 9/15/17		112,000	113,319
General Electric Co., MTN, 4.375%, 9/16/20		360,000	387,283
HD Supply, Inc., 5.25%, 12/15/21(3)		50,000	52,862
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		150,000	154,830
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(3)		205,000	214,737
			1,330,496
Insurance — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		180,000	195,626
American International Group, Inc., 4.125%, 2/15/24		540,000	571,657
American International Group, Inc., 4.50%, 7/16/44		110,000	112,664
AXA SA, 7.125%, 12/15/20	GBP	55,000	85,051
AXA SA, 6.69%, 7/6/26	GBP	50,000	75,317
AXA SA, MTN, VRN, 3.375%, 7/6/27	EUR	200,000	239,108
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$290,000	300,375
Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	91,012
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	187,189
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	214,272
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	103,264
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	400,000	479,368
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	100,000	119,370
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	33,425
Genworth Holdings, Inc., VRN, 3.18%, 8/15/17		25,000	10,812
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	72,666
International Lease Finance Corp., 3.875%, 4/15/18		250,000	254,114
International Lease Finance Corp., 6.25%, 5/15/19		60,000	64,533
Liberty Mutual Group, Inc., VRN, 4.04%, 6/15/17(3)		100,000	97,250
Markel Corp., 4.90%, 7/1/22		200,000	220,432
Markel Corp., 3.625%, 3/30/23		80,000	83,217
MetLife, Inc., 4.125%, 8/13/42		90,000	91,747
MetLife, Inc., 4.875%, 11/13/43		50,000	56,623
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		250,000	254,651
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	82,759
Prudential Financial, Inc., 5.375%, 6/21/20		160,000	175,376

	Shares/ Principal Amount	Value
Prudential Financial, Inc., 5.625%, 5/12/41	$190,000	$229,375
Travelers Cos., Inc. (The), 4.30%, 8/25/45	60,000	64,717
Voya Financial, Inc., 5.70%, 7/15/43	150,000	173,247
Voya Financial, Inc., VRN, 5.65%, 5/15/23	75,000	78,937
WR Berkley Corp., 4.625%, 3/15/22	130,000	140,468
WR Berkley Corp., 4.75%, 8/1/44	80,000	81,780
		5,040,402
Internet Software and Services†
Match Group, Inc., 6.75%, 12/15/22	80,000	84,100
Netflix, Inc., 5.375%, 2/1/21	40,000	43,600
Netflix, Inc., 5.75%, 3/1/24	100,000	108,750
VeriSign, Inc., 5.25%, 4/1/25	40,000	42,650
		279,100
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	20,000	20,700
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	97,650
Fidelity National Information Services, Inc., 3.875%, 6/5/24	220,000	230,308
Fidelity National Information Services, Inc., 3.00%, 8/15/26	260,000	252,512
First Data Corp., 7.00%, 12/1/23(3)	165,000	178,200
First Data Corp., 5.00%, 1/15/24(3)	150,000	156,000
First Data Corp., 5.75%, 1/15/24(3)	170,000	180,413
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	280,966
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	130,000	137,664
		1,534,413
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(3)	60,000	62,850
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	31,000	31,705
CNH Industrial Capital LLC, 3.375%, 7/15/19	75,000	76,781
Navistar International Corp., 8.25%, 11/1/21	25,000	25,422
		196,758
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	180,000	185,400
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25	50,000	51,734
21st Century Fox America, Inc., 6.90%, 8/15/39	140,000	185,034
21st Century Fox America, Inc., 4.75%, 9/15/44	40,000	41,339
21st Century Fox America, Inc., 4.75%, 11/15/46	40,000	41,553
Altice Financing SA, 6.625%, 2/15/23(3)	225,000	239,962
Altice Financing SA, 7.50%, 5/15/26(3)	65,000	71,744
Altice Finco SA, 7.625%, 2/15/25(3)	115,000	120,319
Altice Luxembourg SA, 7.75%, 5/15/22(3)	70,000	74,462
Altice Luxembourg SA, 7.625%, 2/15/25(3)	140,000	153,300
Altice US Finance I Corp., 5.375%, 7/15/23(3)	105,000	109,856
Altice US Finance I Corp., 5.50%, 5/15/26(3)	25,000	26,250
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	50,000	52,030

	Shares/ Principal Amount	Value
Cablevision Systems Corp., 5.875%, 9/15/22	$170,000	$176,800
CBS Corp., 3.50%, 1/15/25	116,000	116,901
CBS Corp., 4.85%, 7/1/42	70,000	72,907
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	250,000	259,455
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(3)	220,000	231,964
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)	120,000	128,850
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)	20,000	20,513
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(3)	130,000	133,250
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	745,000	807,634
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	40,000	47,964
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	61,950
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	140,000	141,225
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	60,000	61,500
Comcast Corp., 6.40%, 5/15/38	230,000	302,453
Comcast Corp., 4.75%, 3/1/44	150,000	165,331
CSC Holdings LLC, 6.75%, 11/15/21	125,000	138,594
CSC Holdings LLC, 10.125%, 1/15/23(3)	70,000	81,683
CSC Holdings LLC, 6.625%, 10/15/25(3)	100,000	110,415
CSC Holdings LLC, 10.875%, 10/15/25(3)	45,000	54,900
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	13,438
Discovery Communications LLC, 5.625%, 8/15/19	81,000	87,041
Discovery Communications LLC, 3.25%, 4/1/23	130,000	128,457
Discovery Communications LLC, 4.90%, 3/11/26	100,000	105,470
DISH DBS Corp., 6.75%, 6/1/21	125,000	138,594
DISH DBS Corp., 5.00%, 3/15/23	135,000	139,093
DISH DBS Corp., 5.875%, 11/15/24	100,000	106,875
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(3)	200,000	199,500
Gray Television, Inc., 5.125%, 10/15/24(3)	100,000	100,250
Gray Television, Inc., 5.875%, 7/15/26(3)	25,000	25,438
Lamar Media Corp., 5.00%, 5/1/23	150,000	157,125
Lamar Media Corp., 5.375%, 1/15/24	140,000	147,770
McClatchy Co. (The), 9.00%, 12/15/22	40,000	41,800
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	282,125
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	357,448
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)	135,000	136,350
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	240,000	247,500
Omnicom Group, Inc., 3.60%, 4/15/26	220,000	224,221
Regal Entertainment Group, 5.75%, 3/15/22	100,000	104,875
RR Donnelley & Sons Co., 6.00%, 4/1/24	65,000	64,025
SFR Group SA, 6.00%, 5/15/22(3)	180,000	188,775
SFR Group SA, 7.375%, 5/1/26(3)	175,000	190,202

	Shares/ Principal Amount	Value
Sinclair Television Group, Inc., 5.375%, 4/1/21	$50,000	$51,500
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)	80,000	82,500
Sirius XM Radio, Inc., 5.75%, 8/1/21(3)	75,000	77,812
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)	70,000	71,269
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)	60,000	61,800
TEGNA, Inc., 5.50%, 9/15/24(3)	140,000	144,900
Time Warner Cable LLC, 6.75%, 7/1/18	240,000	252,324
Time Warner Cable LLC, 5.50%, 9/1/41	80,000	85,626
Time Warner Cable LLC, 4.50%, 9/15/42	90,000	86,344
Time Warner, Inc., 3.60%, 7/15/25	240,000	240,284
Time Warner, Inc., 3.80%, 2/15/27	180,000	179,903
Time Warner, Inc., 5.35%, 12/15/43	80,000	84,899
Unitymedia GmbH, 6.125%, 1/15/25(3)	95,000	102,125
Univision Communications, Inc., 5.125%, 2/15/25(3)	100,000	99,125
Viacom, Inc., 3.125%, 6/15/22	100,000	100,288
Viacom, Inc., 4.25%, 9/1/23	135,000	141,327
Videotron Ltd., 5.00%, 7/15/22	75,000	80,156
Virgin Media Finance plc, 5.75%, 1/15/25(3)	110,000	112,887
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)	145,000	148,081
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	160,389
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	44,000	45,845
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	62,000	64,399
Wind Acquisition Finance SA, 7.375%, 4/23/21(3)	175,000	182,459
WMG Acquisition Corp., 5.625%, 4/15/22(3)	110,000	114,812
Ziggo Bond Finance BV, 5.875%, 1/15/25(3)	90,000	92,475
		10,331,773
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27	80,000	80,800
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)	70,000	75,950
Aleris International, Inc., 9.50%, 4/1/21(3)	50,000	52,500
Allegheny Technologies, Inc., 5.95%, 1/15/21	140,000	140,000
Anglo American Capital plc, 3.625%, 5/14/20(3)	75,000	76,353
Anglo American Capital plc, 4.875%, 5/14/25(3)	100,000	104,193
ArcelorMittal, 6.125%, 6/1/25	100,000	113,200
ArcelorMittal, 7.25%, 3/1/41	155,000	172,050
Arconic, Inc., 5.40%, 4/15/21	25,000	27,012
Arconic, Inc., 5.125%, 10/1/24	165,000	176,220
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	84,560
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(3)	47,000	51,935
Cliffs Natural Resources, Inc., 5.75%, 3/1/25(3)	75,000	72,000
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)	160,000	165,600
Freeport-McMoRan, Inc., 3.55%, 3/1/22	195,000	183,300
Freeport-McMoRan, Inc., 3.875%, 3/15/23	16,000	14,950
Freeport-McMoRan, Inc., 5.40%, 11/14/34	230,000	204,700
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	130,000	139,514
Kinross Gold Corp., 5.125%, 9/1/21	40,000	42,400

	Shares/ Principal Amount	Value
Lundin Mining Corp., 7.875%, 11/1/22(3)	$70,000	$77,000
New Gold, Inc., 6.25%, 11/15/22(3)	35,000	36,138
Novelis Corp., 5.875%, 9/30/26(3)	135,000	140,062
Southern Copper Corp., 5.25%, 11/8/42	60,000	58,853
Steel Dynamics, Inc., 5.25%, 4/15/23	100,000	103,875
Steel Dynamics, Inc., 5.00%, 12/15/26	65,000	66,300
Teck Resources Ltd., 4.75%, 1/15/22	170,000	178,712
Teck Resources Ltd., 6.25%, 7/15/41	40,000	42,000
United States Steel Corp., 7.375%, 4/1/20	94,000	102,084
Vale Overseas Ltd., 5.625%, 9/15/19	100,000	106,000
Vale Overseas Ltd., 6.25%, 8/10/26	80,000	86,600
		2,974,861
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19	50,000	50,750
Multi-Utilities — 0.4%
AES Corp., 4.875%, 5/15/23	305,000	311,481
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	120,000	123,888
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	76,875
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	70,000	71,050
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	140,000	144,868
Calpine Corp., 5.375%, 1/15/23	110,000	108,075
Calpine Corp., 5.875%, 1/15/24(3)	50,000	51,875
Calpine Corp., 5.75%, 1/15/25	230,000	219,363
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	100,000	101,292
Dominion Energy, Inc., 6.40%, 6/15/18	360,000	377,240
Dominion Energy, Inc., 2.75%, 9/15/22	140,000	140,251
Dominion Energy, Inc., 3.625%, 12/1/24	225,000	230,607
Dominion Energy, Inc., 4.90%, 8/1/41	70,000	75,902
Duke Energy Florida LLC, 6.35%, 9/15/37	270,000	366,058
Duke Energy Florida LLC, 3.85%, 11/15/42	130,000	129,679
Duke Energy Progress LLC, 4.15%, 12/1/44	120,000	125,888
Dynegy, Inc., 7.375%, 11/1/22	115,000	113,563
Dynegy, Inc., 7.625%, 11/1/24	115,000	112,125
Exelon Corp., 5.15%, 12/1/20	200,000	217,108
Exelon Corp., 4.45%, 4/15/46	100,000	102,483
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	127,136
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	79,617
FirstEnergy Corp., 4.25%, 3/15/23	230,000	240,075
Florida Power & Light Co., 4.125%, 2/1/42	225,000	238,323
GenOn Energy, Inc., 9.50%, 10/15/18(9)	40,000	29,000
GenOn Energy, Inc., 9.875%, 10/15/20(9)	30,000	21,975
Georgia Power Co., 4.30%, 3/15/42	60,000	60,823
MidAmerican Energy Co., 4.40%, 10/15/44	200,000	218,364
NiSource Finance Corp., 5.65%, 2/1/45	110,000	132,886
NRG Energy, Inc., 6.25%, 7/15/22	150,000	154,031

		Shares/ Principal Amount	Value
NRG Energy, Inc., 6.25%, 5/1/24		$80,000	$80,840
NRG Energy, Inc., 7.25%, 5/15/26		50,000	51,375
Pacific Gas & Electric Co., 4.00%, 12/1/46		155,000	158,921
Potomac Electric Power Co., 3.60%, 3/15/24		120,000	125,589
Progress Energy, Inc., 3.15%, 4/1/22		110,000	112,954
Sempra Energy, 2.875%, 10/1/22		220,000	221,313
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	47,457
Southern Power Co., 5.15%, 9/15/41		60,000	63,297
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	225,691
Talen Energy Supply LLC, 4.625%, 7/15/19(3)		$30,000	29,325
Xcel Energy, Inc., 3.35%, 12/1/26		70,000	71,316
Xcel Energy, Inc., 4.80%, 9/15/41		50,000	53,310
			5,743,289
Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21		60,000	22,500
JC Penney Corp., Inc., 5.75%, 2/15/18		15,000	15,319
JC Penney Corp., Inc., 5.65%, 6/1/20		75,000	74,719
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		210,000	195,157
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)		60,000	31,350
			339,045
Oil, Gas and Consumable Fuels — 0.7%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(3)		125,000	131,562
Anadarko Petroleum Corp., 5.55%, 3/15/26		120,000	134,950
Anadarko Petroleum Corp., 6.45%, 9/15/36		120,000	143,075
Antero Resources Corp., 5.125%, 12/1/22		160,000	162,600
Antero Resources Corp., 5.625%, 6/1/23		35,000	36,138
Antero Resources Corp., 5.00%, 3/1/25(3)		140,000	137,900
Apache Corp., 4.75%, 4/15/43		100,000	102,126
BP Capital Markets plc, 4.50%, 10/1/20		24,000	25,855
BP Capital Markets plc, 2.75%, 5/10/23		150,000	150,923
California Resources Corp., 8.00%, 12/15/22(3)		130,000	97,825
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		20,000	18,000
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		50,000	51,313
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		70,000	68,425
Cenovus Energy, Inc., 4.25%, 4/15/27(3)		80,000	79,784
Cenovus Energy, Inc., 6.75%, 11/15/39		50,000	55,981
Chesapeake Energy Corp., 8.00%, 12/15/22(3)		144,000	156,240
Chesapeake Energy Corp., 8.00%, 1/15/25(3)		105,000	104,869
Chevron Corp., 2.10%, 5/16/21		180,000	180,034
Cimarex Energy Co., 4.375%, 6/1/24		220,000	232,126
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		150,000	158,424
Comstock Resources, Inc., PIK, 10.00%, 3/15/20		70,000	71,400
Concho Resources, Inc., 5.50%, 10/1/22		50,000	51,750
Concho Resources, Inc., 5.50%, 4/1/23		165,000	171,394
Concho Resources, Inc., 4.375%, 1/15/25		210,000	215,250

	Shares/ Principal Amount	Value
ConocoPhillips Holding Co., 6.95%, 4/15/29	$80,000	$104,830
CONSOL Energy, Inc., 5.875%, 4/15/22	220,000	218,075
Continental Resources, Inc., 5.00%, 9/15/22	10,000	10,050
Continental Resources, Inc., 3.80%, 6/1/24	280,000	263,032
Continental Resources, Inc., 4.90%, 6/1/44	65,000	55,940
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	50,438
Diamondback Energy, Inc., 4.75%, 11/1/24(3)	100,000	100,750
Ecopetrol SA, 4.125%, 1/16/25	80,000	78,600
Ecopetrol SA, 5.875%, 5/28/45	110,000	101,612
Encana Corp., 6.50%, 2/1/38	100,000	116,379
EOG Resources, Inc., 5.625%, 6/1/19	380,000	406,860
EOG Resources, Inc., 4.10%, 2/1/21	130,000	137,781
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	135,000	122,512
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	80,000	83,200
Exxon Mobil Corp., 2.71%, 3/6/25	240,000	239,669
Exxon Mobil Corp., 3.04%, 3/1/26	170,000	172,676
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	95,000	92,150
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	55,000	53,488
Gulfport Energy Corp., 6.00%, 10/15/24(3)	65,000	64,025
Gulfport Energy Corp., 6.375%, 5/15/25(3)	60,000	59,775
Halcon Resources Corp., 12.00%, 2/15/22(3)	35,000	40,600
Halcon Resources Corp., 6.75%, 2/15/25(3)	115,000	107,812
Hess Corp., 6.00%, 1/15/40	130,000	137,943
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(3)	70,000	68,775
Laredo Petroleum, Inc., 6.25%, 3/15/23	85,000	85,319
Marathon Oil Corp., 3.85%, 6/1/25	120,000	119,723
Marathon Oil Corp., 5.20%, 6/1/45	80,000	80,955
MEG Energy Corp., 7.00%, 3/31/24(3)	50,000	43,500
MEG Energy Corp., 6.50%, 1/15/25(3)	100,000	98,125
Murphy Oil Corp., 4.70%, 12/1/22	80,000	78,400
Newfield Exploration Co., 5.75%, 1/30/22	230,000	246,100
Newfield Exploration Co., 5.625%, 7/1/24	90,000	95,850
Noble Energy, Inc., 4.15%, 12/15/21	300,000	317,564
Oasis Petroleum, Inc., 6.875%, 3/15/22	125,000	126,875
Petroleos Mexicanos, 6.00%, 3/5/20	190,000	205,840
Petroleos Mexicanos, 4.875%, 1/24/22	40,000	41,816
Petroleos Mexicanos, 3.50%, 1/30/23	70,000	68,057
Petroleos Mexicanos, 6.625%, 6/15/35	70,000	73,997
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	207,207
Phillips 66, 4.30%, 4/1/22	260,000	281,633
QEP Resources, Inc., 5.375%, 10/1/22	140,000	137,550
Range Resources Corp., 5.00%, 8/15/22(3)	160,000	158,000
Rice Energy, Inc., 6.25%, 5/1/22	65,000	67,762
Sanchez Energy Corp., 7.75%, 6/15/21	50,000	47,500
Shell International Finance BV, 2.375%, 8/21/22	280,000	280,606

		Shares/ Principal Amount	Value
Shell International Finance BV, 3.625%, 8/21/42		$165,000	$154,062
SM Energy Co., 6.50%, 1/1/23		20,000	19,800
SM Energy Co., 5.00%, 1/15/24		80,000	74,400
Southwestern Energy Co., 6.70%, 1/23/25		70,000	69,475
Statoil ASA, 2.45%, 1/17/23		230,000	229,183
Statoil ASA, 3.95%, 5/15/43		90,000	89,508
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24		50,000	50,375
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 3/1/25		140,000	140,350
Suncor Energy, Inc., 6.50%, 6/15/38		50,000	64,131
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20		85,000	87,869
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23		71,000	75,970
Total Capital Canada Ltd., 2.75%, 7/15/23		110,000	111,601
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	170,991
Whiting Petroleum Corp., 5.75%, 3/15/21		$95,000	93,812
WPX Energy, Inc., 6.00%, 1/15/22		50,000	50,750
WPX Energy, Inc., 8.25%, 8/1/23		70,000	77,000
			10,046,572
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47		170,000	171,119
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		95,000	88,587
Pharmaceuticals — 0.2%
Actavis, Inc., 3.25%, 10/1/22		270,000	276,549
Allergan Funding SCS, 3.85%, 6/15/24		230,000	239,852
Allergan Funding SCS, 4.55%, 3/15/35		110,000	114,227
Capsugel SA, PIK, 7.00%, 5/15/19(3)		35,000	35,035
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(3)		130,000	117,130
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(3)		130,000	118,625
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		44,000	45,265
Merck & Co., Inc., 2.40%, 9/15/22		180,000	181,806
Perrigo Finance Unlimited. Co., 3.50%, 3/15/21		200,000	208,237
Quintiles IMS, Inc., 4.875%, 5/15/23(3)		90,000	92,925
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		550,000	546,904
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(3)		40,000	37,650
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(3)		120,000	108,600
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(3)		225,000	200,813
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(3)		60,000	63,600
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(3)		235,000	188,294
			2,575,512
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		40,000	38,950

		Shares/ Principal Amount	Value
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(3)		$85,000	$88,506
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	97,740	138,988
			227,494
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	278,258
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27		40,000	41,213
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		130,000	149,679
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	173,388
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	72,566
CSX Corp., 3.40%, 8/1/24		200,000	207,292
CSX Corp., 3.25%, 6/1/27		100,000	101,373
Norfolk Southern Corp., 5.75%, 4/1/18		40,000	41,384
Norfolk Southern Corp., 3.25%, 12/1/21		70,000	72,736
Union Pacific Corp., 4.00%, 2/1/21		100,000	106,708
Union Pacific Corp., 4.75%, 9/15/41		220,000	245,634
			1,490,231
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		20,000	22,175
Advanced Micro Devices, Inc., 7.00%, 7/1/24		45,000	47,475
Amkor Technology, Inc., 6.375%, 10/1/22		75,000	78,469
Intel Corp., 3.15%, 5/11/27		160,000	161,475
Lam Research Corp., 2.80%, 6/15/21		210,000	212,866
Micron Technology, Inc., 5.25%, 8/1/23(3)		100,000	103,250
Micron Technology, Inc., 5.50%, 2/1/25		25,000	26,203
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)		70,000	73,238
QUALCOMM, Inc., 3.25%, 5/20/27		150,000	149,758
			874,909
Software — 0.2%
Activision Blizzard, Inc., 2.30%, 9/15/21(3)		150,000	148,843
BMC Software Finance, Inc., 8.125%, 7/15/21(3)		25,000	25,657
Infor US, Inc., 6.50%, 5/15/22		248,000	259,470
Microsoft Corp., 2.70%, 2/12/25		340,000	340,468
Microsoft Corp., 3.125%, 11/3/25		100,000	102,810
Microsoft Corp., 3.45%, 8/8/36		120,000	117,690
Microsoft Corp., 4.25%, 2/6/47		340,000	362,300
Oracle Corp., 3.625%, 7/15/23		280,000	297,404
Oracle Corp., 2.65%, 7/15/26		280,000	271,902
Oracle Corp., 4.00%, 7/15/46		130,000	129,405
Quintiles IMS, Inc., 5.00%, 10/15/26(3)		40,000	41,391
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)		100,000	107,000
			2,204,340
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		160,000	164,500
Ashtead Capital, Inc., 5.625%, 10/1/24(3)		158,000	169,455

	Shares/ Principal Amount	Value
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(3)	$60,000	$58,875
Herc Rentals, Inc., 7.50%, 6/1/22(3)	68,000	72,590
Hertz Corp. (The), 6.75%, 4/15/19	45,000	45,068
Hertz Corp. (The), 6.25%, 10/15/22	75,000	64,406
Home Depot, Inc. (The), 3.75%, 2/15/24	330,000	353,396
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	342,246
Lowe's Cos., Inc., 3.10%, 5/3/27	150,000	150,440
Michaels Stores, Inc., 5.875%, 12/15/20(3)	105,000	107,756
Party City Holdings, Inc., 6.125%, 8/15/23(3)	75,000	77,625
PetSmart, Inc., 5.875%, 6/1/25(3)	50,000	50,375
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	65,100
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	76,406
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	47,875
United Rentals North America, Inc., 4.625%, 7/15/23	310,000	323,841
United Rentals North America, Inc., 5.50%, 7/15/25	110,000	116,353
United Rentals North America, Inc., 5.50%, 5/15/27	85,000	87,550
		2,373,857
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21	180,000	185,751
Apple, Inc., 3.00%, 2/9/24	70,000	71,638
Apple, Inc., 2.50%, 2/9/25	380,000	373,240
Apple, Inc., 3.20%, 5/11/27	190,000	192,756
Apple, Inc., 4.65%, 2/23/46	50,000	55,605
CommScope Technologies LLC, 6.00%, 6/15/25(3)	135,000	144,139
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	220,000	245,245
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	520,000	574,552
Dell, Inc., 5.875%, 6/15/19	125,000	132,656
EMC Corp., 2.65%, 6/1/20	25,000	24,669
NCR Corp., 5.00%, 7/15/22	90,000	92,362
Seagate HDD Cayman, 4.75%, 6/1/23	150,000	154,144
Western Digital Corp., 10.50%, 4/1/24	125,000	146,875
		2,393,632
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	115,000	115,575
L Brands, Inc., 5.625%, 2/15/22	135,000	144,112
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	170,000	146,200
PVH Corp., 4.50%, 12/15/22	50,000	51,750
		457,637
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	400,000	407,498
Philip Morris International, Inc., 4.125%, 5/17/21	280,000	300,412
		707,910
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(3)	19,000	20,876
Sprint Communications, Inc., 6.00%, 11/15/22	235,000	250,862
Sprint Corp., 7.25%, 9/15/21	180,000	204,806

	Shares/ Principal Amount	Value
Sprint Corp., 7.875%, 9/15/23	$75,000	$86,906
Sprint Corp., 7.125%, 6/15/24	205,000	231,112
T-Mobile USA, Inc., 6.625%, 4/1/23	155,000	165,416
T-Mobile USA, Inc., 6.375%, 3/1/25	150,000	162,938
T-Mobile USA, Inc., 6.50%, 1/15/26	80,000	88,500
		1,211,416
TOTAL CORPORATE BONDS (Cost $134,371,014)		137,988,644
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 4.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 1.81%, 6/15/17	115,073	119,052
FHLMC, VRN, 1.85%, 6/15/17	37,754	39,169
FHLMC, VRN, 1.91%, 6/15/17	143,740	148,410
FHLMC, VRN, 1.99%, 6/15/17	210,259	218,419
FHLMC, VRN, 2.07%, 6/15/17	89,758	91,303
FHLMC, VRN, 2.32%, 6/15/17	452,011	459,148
FHLMC, VRN, 2.38%, 6/15/17	434,785	445,161
FHLMC, VRN, 2.68%, 6/15/17	265,954	281,130
FHLMC, VRN, 2.86%, 6/15/17	119,513	126,194
FHLMC, VRN, 2.90%, 6/15/17	416,865	439,490
FHLMC, VRN, 2.93%, 6/15/17	242,034	255,059
FHLMC, VRN, 3.14%, 6/15/17	148,331	155,093
FHLMC, VRN, 3.34%, 6/15/17	81,987	86,484
FHLMC, VRN, 3.63%, 6/15/17	44,013	46,560
FHLMC, VRN, 3.67%, 6/15/17	157,554	164,883
FHLMC, VRN, 4.07%, 6/15/17	148,083	153,588
FHLMC, VRN, 4.12%, 6/15/17	126,778	131,434
FHLMC, VRN, 4.25%, 6/15/17	207,137	215,426
FHLMC, VRN, 5.12%, 6/15/17	16,984	17,619
FNMA, VRN, 2.62%, 6/25/17	303,750	310,781
FNMA, VRN, 2.71%, 6/25/17	34,428	35,338
FNMA, VRN, 2.82%, 6/25/17	221,357	230,490
FNMA, VRN, 2.82%, 6/25/17	258,295	269,297
FNMA, VRN, 2.82%, 6/25/17	271,057	285,984
FNMA, VRN, 2.83%, 6/25/17	199,210	208,514
FNMA, VRN, 2.87%, 6/25/17	299,246	311,831
FNMA, VRN, 2.88%, 6/25/17	49,973	51,852
FNMA, VRN, 2.89%, 6/25/17	457,520	476,250
FNMA, VRN, 3.07%, 6/25/17	67,276	70,665
FNMA, VRN, 3.18%, 6/25/17	347,835	357,918
FNMA, VRN, 3.21%, 6/25/17	396,571	408,104
FNMA, VRN, 3.30%, 6/25/17	74,795	78,930
FNMA, VRN, 3.31%, 6/25/17	163,676	170,937
FNMA, VRN, 3.32%, 6/25/17	65,256	68,347
FNMA, VRN, 3.60%, 6/25/17	176,302	184,435
FNMA, VRN, 3.93%, 6/25/17	156,394	162,711

	Shares/ Principal Amount	Value
FNMA, VRN, 4.96%, 6/25/17	$170,440	$180,396
		7,456,402
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.9%
FHLMC, 4.50%, 1/1/19	61,842	63,380
FHLMC, 5.00%, 10/1/19	2,608	2,680
FHLMC, 5.00%, 11/1/19	14,213	14,604
FHLMC, 5.50%, 11/1/19	582	589
FHLMC, 5.50%, 11/1/19	553	559
FHLMC, 5.50%, 11/1/19	1,270	1,300
FHLMC, 5.50%, 11/1/19	503	508
FHLMC, 5.50%, 11/1/19	114	114
FHLMC, 5.50%, 12/1/19	1,227	1,260
FHLMC, 5.00%, 2/1/20	852	875
FHLMC, 5.00%, 2/1/20	280	288
FHLMC, 5.50%, 3/1/20	1,441	1,481
FHLMC, 5.50%, 3/1/20	1,508	1,551
FHLMC, 5.50%, 3/1/20	2,525	2,597
FHLMC, 5.00%, 5/1/20	907	932
FHLMC, 5.00%, 5/1/20	2,953	3,034
FHLMC, 5.00%, 5/1/20	2,951	3,032
FHLMC, 4.50%, 7/1/20	10,949	11,329
FHLMC, 4.00%, 10/1/20	3,868	4,020
FHLMC, 8.00%, 6/1/26	4,173	4,296
FHLMC, 8.00%, 6/1/26	345	388
FHLMC, 7.00%, 8/1/29	1,251	1,366
FHLMC, 8.00%, 7/1/30	10,054	11,828
FHLMC, 5.50%, 12/1/33	168,992	191,699
FHLMC, 6.50%, 5/1/34	7,360	8,517
FHLMC, 5.50%, 6/1/35	5,140	5,707
FHLMC, 5.00%, 9/1/35	4,164	4,571
FHLMC, 5.00%, 9/1/35	3,311	3,648
FHLMC, 5.50%, 10/1/35	31,769	35,890
FHLMC, 5.50%, 10/1/35	18,697	21,102
FHLMC, 5.00%, 11/1/35	66,020	72,935
FHLMC, 5.00%, 11/1/35	95,741	106,150
FHLMC, 6.50%, 3/1/36	4,050	4,502
FHLMC, 6.50%, 3/1/36	1,453	1,614
FHLMC, 5.50%, 1/1/38	120,428	134,028
FHLMC, 6.00%, 2/1/38	70,314	79,864
FHLMC, 6.00%, 11/1/38	293,008	331,904
FHLMC, 6.50%, 7/1/47	15,691	16,849
FNMA, 3.00%, 6/13/17(6)	2,250,000	2,260,371
FNMA, 3.50%, 6/13/17(6)	11,650,000	12,025,385
FNMA, 4.00%, 6/13/17(6)	3,275,000	3,458,195
FNMA, 4.50%, 6/13/17(6)	2,150,000	2,317,453
FNMA, 4.00%, 6/1/19	1,023	1,062
FNMA, 4.50%, 6/1/19	18,940	19,413

	Shares/ Principal Amount	Value
FNMA, 4.50%, 12/1/19	$2,169	$2,223
FNMA, 5.00%, 3/1/20	5,404	5,546
FNMA, 5.00%, 3/1/20	4,005	4,110
FNMA, 5.00%, 4/1/20	2,827	2,901
FNMA, 5.00%, 5/1/20	942	966
FNMA, 5.00%, 5/1/20	3,062	3,142
FNMA, 5.00%, 7/1/20	3,429	3,519
FNMA, 7.00%, 5/1/26	2,213	2,352
FNMA, 7.00%, 6/1/26	1,265	1,420
FNMA, 7.50%, 3/1/27	300	300
FNMA, 6.50%, 4/1/29	9,073	10,085
FNMA, 6.50%, 6/1/29	10,691	11,879
FNMA, 6.50%, 6/1/29	7,942	8,827
FNMA, 7.00%, 7/1/29	1,982	2,032
FNMA, 6.50%, 8/1/29	12,682	14,504
FNMA, 7.00%, 3/1/30	8,861	9,805
FNMA, 8.00%, 7/1/30	15,587	15,999
FNMA, 7.50%, 9/1/30	6,009	7,241
FNMA, 6.50%, 9/1/31	33,482	37,217
FNMA, 7.00%, 9/1/31	27,350	30,166
FNMA, 6.50%, 1/1/32	8,454	9,396
FNMA, 5.50%, 6/1/33	58,335	65,661
FNMA, 5.50%, 8/1/33	389,577	437,670
FNMA, 5.00%, 11/1/33	357,860	394,910
FNMA, 5.50%, 1/1/34	358,817	402,721
FNMA, 5.50%, 9/1/34	23,125	25,999
FNMA, 5.50%, 10/1/34	22,101	24,816
FNMA, 6.00%, 10/1/34	21,235	24,045
FNMA, 5.00%, 11/1/34	69,592	76,476
FNMA, 5.50%, 3/1/35	716	797
FNMA, 5.50%, 3/1/35	4,934	5,496
FNMA, 5.50%, 3/1/35	7,266	8,132
FNMA, 5.50%, 3/1/35	18,649	21,084
FNMA, 5.50%, 3/1/35	13,605	15,394
FNMA, 5.00%, 4/1/35	15,457	17,171
FNMA, 6.00%, 5/1/35	6,855	7,793
FNMA, 6.00%, 5/1/35	438	496
FNMA, 6.00%, 6/1/35	7,874	8,916
FNMA, 6.00%, 6/1/35	2,681	3,043
FNMA, 6.00%, 6/1/35	416	472
FNMA, 5.00%, 7/1/35	86,889	97,466
FNMA, 5.50%, 7/1/35	13,421	15,100
FNMA, 6.00%, 7/1/35	36,423	41,570
FNMA, 6.00%, 7/1/35	3,169	3,588
FNMA, 6.00%, 7/1/35	17,861	20,233
FNMA, 5.50%, 8/1/35	6,582	7,405
FNMA, 4.50%, 9/1/35	365,765	395,864

	Shares/ Principal Amount	Value
FNMA, 5.50%, 9/1/35	$19,727	$22,026
FNMA, 5.50%, 9/1/35	929	1,042
FNMA, 5.50%, 9/1/35	463	521
FNMA, 5.50%, 9/1/35	12,041	13,547
FNMA, 5.50%, 9/1/35	68,720	77,238
FNMA, 5.00%, 10/1/35	12,822	14,381
FNMA, 5.50%, 10/1/35	122,446	137,477
FNMA, 6.00%, 10/1/35	24,844	28,183
FNMA, 5.50%, 11/1/35	90,327	101,621
FNMA, 6.00%, 11/1/35	8,612	9,752
FNMA, 6.50%, 11/1/35	2,966	3,297
FNMA, 6.50%, 12/1/35	8,126	9,032
FNMA, 6.50%, 4/1/36	12,201	13,774
FNMA, 6.00%, 8/1/36	12,008	13,597
FNMA, 5.00%, 10/1/36	105,847	116,308
FNMA, 5.00%, 11/1/36	145,354	159,719
FNMA, 5.50%, 1/1/37	487,486	546,640
FNMA, 6.00%, 5/1/37	10,692	12,121
FNMA, 6.00%, 7/1/37	2,018	2,285
FNMA, 6.50%, 8/1/37	9,523	10,554
FNMA, 6.50%, 8/1/37	345,697	368,264
FNMA, 6.50%, 8/1/37	416,850	441,798
FNMA, 5.00%, 4/1/40	1,216,892	1,339,385
FNMA, 4.00%, 1/1/41	4,325,857	4,631,330
FNMA, 5.00%, 6/1/41	977,060	1,075,584
FNMA, 4.50%, 7/1/41	869,980	944,553
FNMA, 4.50%, 9/1/41	23,526	25,468
FNMA, 4.50%, 9/1/41	2,268,396	2,455,841
FNMA, 4.00%, 12/1/41	1,832,333	1,953,361
FNMA, 4.00%, 1/1/42	35,405	37,541
FNMA, 3.50%, 5/1/42	1,534,091	1,591,709
FNMA, 3.50%, 6/1/42	777,202	806,628
FNMA, 3.00%, 11/1/42	1,177,980	1,190,181
FNMA, 3.50%, 5/1/45	1,553,968	1,607,339
FNMA, 4.00%, 4/1/46	1,793,050	1,894,896
FNMA, 6.50%, 8/1/47	30,427	32,905
FNMA, 6.50%, 9/1/47	69,927	75,470
FNMA, 6.50%, 9/1/47	3,145	3,400
FNMA, 6.50%, 9/1/47	51,642	55,703
FNMA, 6.50%, 9/1/47	13,778	14,829
GNMA, 2.50%, 6/21/17(6)	100,000	98,403
GNMA, 3.00%, 6/21/17(6)	2,100,000	2,138,555
GNMA, 3.50%, 6/21/17(6)	350,000	364,984
GNMA, 4.00%, 6/21/17(6)	975,000	1,031,672
GNMA, 9.00%, 4/20/25	668	751
GNMA, 7.50%, 10/15/25	2,320	2,386
GNMA, 6.00%, 4/15/26	615	698

		Shares/ Principal Amount	Value
GNMA, 7.50%, 6/15/26		$2,255	$2,338
GNMA, 7.00%, 12/15/27		10,311	10,416
GNMA, 7.50%, 12/15/27		6,535	7,098
GNMA, 6.00%, 5/15/28		13,733	15,587
GNMA, 6.50%, 5/15/28		5,696	6,297
GNMA, 7.00%, 5/15/31		23,987	28,303
GNMA, 5.50%, 11/15/32		76,687	86,818
GNMA, 6.50%, 10/15/38		1,237,578	1,460,430
GNMA, 4.50%, 5/20/41		1,323,362	1,432,034
GNMA, 4.50%, 6/15/41		511,421	562,792
GNMA, 4.00%, 12/15/41		624,462	662,979
GNMA, 3.50%, 7/20/42		539,330	564,938
GNMA, 3.50%, 4/20/45		286,752	299,408
GNMA, 2.50%, 7/20/46		356,289	350,991
GNMA, 2.50%, 8/20/46		1,055,500	1,039,803
			55,545,799
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $61,728,727)			63,002,201
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.0%
Australia — 0.1%
Australia Government Bond, 4.50%, 4/15/20	AUD	610,000	489,429
Australia Government Bond, 2.75%, 4/21/24	AUD	1,048,000	808,700
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	297,888
			1,596,017
Austria — 0.1%
Republic of Austria Government Bond, 3.50%, 9/15/21(3)	EUR	255,000	334,800
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	205,000	235,757
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	128,000	219,171
			789,728
Belgium — 0.1%
Kingdom of Belgium Government Bond, 3.00%, 9/28/19	EUR	10,000	12,177
Kingdom of Belgium Government Bond, 4.25%, 9/28/22	EUR	115,000	160,308
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	415,000	533,538
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	86,000	150,980
			857,003
Canada — 0.2%
Canadian Government Bond, 4.00%, 6/1/41	CAD	320,000	323,572
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	686,000	549,910
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	713,000	566,599
Province of Quebec Canada, 3.00%, 9/1/23	CAD	405,000	323,513
Province of Quebec Canada, 5.75%, 12/1/36	CAD	420,000	447,191
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	30,187
Province of Quebec Canada, 3.50%, 12/1/48	CAD	190,000	157,584
			2,398,556
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	239,798

		Shares/ Principal Amount	Value
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	$309,865
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	129,250
			439,115
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	132,342
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	990,000	148,698
Denmark Government Bond, 4.50%, 11/15/39	DKK	410,000	103,990
			252,688
Dominican Republic†
Dominican Republic International Bond, 6.875%, 1/29/26		$400,000	449,032
Finland†
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	239,000	350,955
France — 0.4%
French Republic Government Bond OAT, 1.00%, 5/25/19	EUR	60,000	69,525
French Republic Government Bond OAT, 0.00%, 5/25/21(7)	EUR	1,595,000	1,818,899
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	315,000	410,110
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	1,325,000	1,654,659
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	134,000	229,700
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	591,000	890,356
			5,073,249
Germany — 0.3%
Bundesobligation, 0.00%, 10/8/21(7)	EUR	735,000	844,626
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	470,000	548,932
Bundesrepublik Deutschland, 0.00%, 8/15/26(7)	EUR	985,000	1,083,486
Bundesrepublik Deutschland, 0.25%, 2/15/27	EUR	813,000	909,693
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	293,000	484,177
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	164,000	328,020
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	218,000	322,631
			4,521,565
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	302,000	410,057
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	1,947,000	2,180,000
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,292,000	1,461,904
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	335,000	472,100
Republic of Italy Government International Bond, 6.875%, 9/27/23		$150,000	177,864
			4,291,868
Japan — 1.2%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	476,050,000	4,517,476
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	246,550,000	2,346,643
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	242,700,000	2,944,554
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	177,500,000	2,071,366
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	69,350,000	726,700

		Shares/ Principal Amount	Value
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	460,750,000	$4,977,204
			17,583,943
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	1,250,000	291,972
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	476,737
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	723,590
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$228,000	226,632
			1,426,959
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(3)(7)	EUR	760,000	868,107
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	175,000	199,248
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	120,000	186,369
			1,253,724
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	540,000	403,135
Norway — 0.4%
Norway Government Bond, 3.75%, 5/25/21(3)	NOK	38,502,000	5,072,850
Norway Government Bond, 1.50%, 2/19/26(3)	NOK	1,870,000	222,900
			5,295,750
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	133,000
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	196,880
			329,880
Philippines†
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	319,494
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	133,977
			453,471
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	885,000	254,156
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	276,498
			530,654
Russia†
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	355,497
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	282,000	219,251
South Africa — 0.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	6,043,000	455,281
Spain — 0.2%
Spain Government Bond, 4.30%, 10/31/19(3)	EUR	715,000	890,236
Spain Government Bond, 5.85%, 1/31/22(3)	EUR	40,000	56,653
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	742,000	863,228
Spain Government Bond, 1.95%, 4/30/26(3)	EUR	40,000	47,264
Spain Government Bond, 5.15%, 10/31/28(3)	EUR	87,000	132,550
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	243,000	395,826
			2,385,757

		Shares/ Principal Amount	Value
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	1,360,000	$185,321
Sweden Government Bond, 2.50%, 5/12/25	SEK	1,445,000	195,280
			380,601
Switzerland — 0.1%
Swiss Confederation Government Bond, 2.00%, 4/28/21	CHF	830,000	950,557
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	140,000	164,517
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	65,000	96,230
			1,211,304
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	10,800,000	349,301
Turkey†
Turkey Government International Bond, 3.25%, 3/23/23		$47,000	44,512
United Kingdom — 0.2%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	20,000	27,532
United Kingdom Gilt, 4.50%, 12/7/42	GBP	746,000	1,518,720
United Kingdom Gilt, 4.25%, 12/7/55	GBP	156,000	356,474
			1,902,726
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	72,800
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $55,501,035)			56,748,491
MUNICIPAL SECURITIES — 2.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		130,000	178,859
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 0.81%, 6/7/17 (LOC: Bank of America N.A.)		1,285,000	1,285,000
California Pollution Control Financing Authority Rev., (Pacific Gas & Electric Co.), VRDN, 0.62%, 6/1/17 (LOC: TD Bank N.A.)		1,200,000	1,200,000
Chicago Midway International Airport Rev., VRDN, 0.76%, 6/1/17 (LOC: Bank of Montreal)		2,900,000	2,900,000
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.86%, 6/1/17 (LOC: HSBC Bank USA N.A.)		1,285,000	1,285,000
Illinois Housing Development Authority Rev., VRDN, 0.85%, 6/1/17 (LIQ FAC: FHLB)		3,850,000	3,850,000
Kansas City Rev., VRDN, 0.97%, 6/7/17 (LOC: JPMorgan Chase Bank N.A.)		1,115,000	1,115,000
Los Angeles Community College District GO, 6.68%, 8/1/36		120,000	163,783
Massachusetts Health & Educational Facilities Authority Rev., (Harrington Memorial Hospital, Inc.), VRDN, 0.77%, 6/7/17 (LOC: TD Bank N.A.)		500,000	500,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		30,000	40,745
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		15,000	20,593
Metropolitan Water District of Southern California Rev., VRN, 0.90%, 6/1/17		1,300,000	1,300,000
New Jersey State Turnpike Authority Rev., 7.41%, 1/1/40		180,000	265,489
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		140,000	200,367
New York City GO, 6.27%, 12/1/37		40,000	53,193
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		200,000	230,060

	Shares/ Principal Amount	Value
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.01%, 6/7/17 (LOC: FNMA)	$1,645,000	$1,645,000
Pasadena Public Financing Authority Rev., VRDN, 1.00%, 6/1/17 (SBBPA: Bank of the West)	4,450,000	4,450,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	355,836
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 0.77%, 6/7/17 (SBBPA: Northern Trust Company)	3,100,000	3,100,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	280,000	336,890
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	170,000	213,879
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	170,000	199,398
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	169,501
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	21,851
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	195,000	242,223
State of California GO, 7.55%, 4/1/39	60,000	90,702
State of California GO, 7.30%, 10/1/39	160,000	231,093
State of California GO, (Building Bonds), 7.60%, 11/1/40	145,000	222,980
State of Connecticut GO, 1.42%, 3/15/18	1,800,000	1,800,576
State of Illinois GO, 5.10%, 6/1/33	170,000	153,762
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	167,801
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.97%, 6/1/17 (LOC: Bank of America N.A.)	2,900,000	2,900,000
Tennis for Charity, Inc. Rev., VRDN, 1.00%, 6/7/17 (LOC: JPMorgan Chase Bank N.A.)	2,870,000	2,870,000
TOTAL MUNICIPAL SECURITIES (Cost $33,103,574)		33,759,581
COMMERCIAL PAPER(8) — 1.4%
BASF SE, 0.99%, 6/26/17(3)	2,925,000	2,923,097
Board of Governors, 0.77%, 6/2/17	2,500,000	2,500,000
Coca-Cola Co., 1.01%, 7/18/17(3)	2,900,000	2,896,698
Societe Generale SA, 1.12%, 6/1/17	2,000,000	1,999,953
State of California, 1.05%, 6/20/17	2,500,000	2,500,025
Thunder Bay Funding LLC, 1.12%, 6/22/17(3)	2,900,000	2,898,222
University of Texas System (The), 0.77%, 6/6/17	3,000,000	2,999,970
Wells Fargo Bank N.A., 1.51%, 6/12/17	1,000,000	1,000,198
TOTAL COMMERCIAL PAPER (Cost $19,717,466)		19,718,163
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.2%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	37,806	38,207
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.32%, 6/1/17	86,120	85,991

	Shares/ Principal Amount	Value
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 6/1/17(3)	$216,552	$224,036
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.65%, 6/1/17	247,672	246,415
Banc of America Mortgage Trust, Series 2005-1, Class 1A15, 5.50%, 2/25/35	97,330	100,286
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.32%, 6/1/17	57,637	55,749
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.21%, 6/1/17	129,058	125,875
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.75%, 6/1/17	204,727	202,875
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.06%, 6/1/17	147,607	146,053
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.44%, 6/1/17	193,934	186,169
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.16%, 6/1/17	234,350	231,382
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.97%, 6/1/17	88,487	86,647
FNMA, Series 2017-C03, Class 1M1, VRN, 1.97%, 6/26/17	294,918	295,916
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.90%, 6/1/17	128,339	125,298
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.57%, 6/1/17	186,871	186,245
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.10%, 6/1/17	269,682	268,041
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.10%, 6/1/17	436,087	452,455
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.06%, 6/1/17	94,777	95,235
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.22%, 6/1/17	151,398	151,233
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.48%, 6/1/17	103,927	103,902
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.61%, 6/1/17	215,453	218,350
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/17(3)	125,791	126,086
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 6/1/17(3)	319,780	326,799
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 6/1/17(3)	441,954	451,654
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.09%, 6/1/17	750,487	770,747
Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2005-3, Class 2A, VRN, 3.12%, 6/25/17	156,854	154,855
Merrill Lynch Mortgage Investors Trust Series MLMI, Series 2005-A2, Class A1, VRN, 2.98%, 6/1/17	178,528	176,292
Merrill Lynch Mortgage Investors Trust Series MLMI, Series 2005-A2, Class A2, VRN, 2.98%, 6/1/17	55,790	56,935
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 6/1/17(3)	533,391	557,783
PHHMC Series Trust, Series 2007-6, Class A1, VRN, 5.83%, 6/1/17	41,913	43,253
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/17	49,692	50,434

	Shares/ Principal Amount	Value
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	$194,920	$202,330
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 6/1/17(3)	638,046	651,125
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 6/1/17(3)	214,186	210,939
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.23%, 6/1/17	157,280	157,817
Structured Adjustable Rate Mortgage Loan Trust Series, Series 2004-6, Class 3A2, VRN, 3.25%, 6/1/17	173,917	181,064
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.76%, 6/26/17	453,096	421,220
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 6/1/17(3)	270,326	277,545
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	145,660	153,424
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.03%, 6/1/17	483,150	474,661
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.83%, 6/1/17	228,634	230,646
Wells Fargo-Mortgage Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.08%, 6/1/17	138,384	141,526
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 6/1/17	259,055	263,296
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	110,306	108,691
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	309,874	319,236
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.12%, 6/1/17	490,540	514,534
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.12%, 6/1/17	239,818	245,519
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.14%, 6/1/17	64,743	66,585
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.20%, 6/1/17	238,292	240,407
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.31%, 6/1/17	127,891	128,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.33%, 6/1/17	249,077	249,986
Wells Fargo-Mortgage Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	172,739	172,835
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	195,955	197,925
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.18%, 6/1/17	192,567	186,754
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.25%, 6/1/17	148,673	141,578
Wells Fargo-Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.07%, 6/1/17	302,788	286,151
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	93,785	94,653
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	61,089	62,767
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	110,732	110,276

	Shares/ Principal Amount	Value
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	$61,298	$64,216
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.39%, 6/1/17	113,558	110,360
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.16%, 6/1/17	129,175	124,719
Wells Fargo-Mortgage Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	122,251	129,077
		13,261,411
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.32%, 6/26/17	25,000	25,230
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.37%, 6/26/17	100,000	101,359
FHLMC, Series KF29, Class A, VRN, 1.34%, 6/25/17	1,199,872	1,201,691
FNMA, Series 2014-C02, Class 1M2, VRN, 3.62%, 6/26/17	475,000	497,372
FNMA, Series 2014-C02, Class 2M2, VRN, 3.62%, 6/26/17	600,000	622,599
FNMA, Series 2016-C04, Class 1M1, VRN, 2.47%, 6/26/17	532,833	539,377
FNMA, Series 2016-C04, Class 1M2, VRN, 5.27%, 6/26/17	75,000	82,783
FNMA, Series 2016-C05, Class 2M1, VRN, 2.37%, 6/26/17	366,119	369,053
FNMA, Series 2016-C05, Class 2M2, VRN, 5.47%, 6/26/17	140,000	154,435
FNMA, Series 2017-C01, Class 1M1, VRN, 2.32%, 6/26/17	489,519	493,686
FNMA, Series 2017-C01, Class 1M2, VRN, 4.57%, 6/26/17	200,000	211,345
		4,298,930
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,467,417)		17,560,341
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.1%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.79%, 6/15/17(3)	775,000	775,986
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	700,000	718,114
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	850,000	879,424
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.94%, 6/15/17(3)	966,966	968,400
CD 2016-CD2 Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 6/1/17	700,000	731,094
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.79%, 6/15/17(3)	940,000	943,305
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 6/1/17	700,000	759,293
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/17	700,000	744,417
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 6/1/17	750,000	793,875
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 6/1/17	775,000	798,338
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/17	150,000	160,281
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	975,000	1,001,773
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	200,000	206,233

	Shares/ Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 6/1/17	$700,000	$721,782
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	300,000	295,541
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/17(3)	900,000	933,565
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	210,000	217,888
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	400,000	433,734
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.89%, 6/15/17(3)	1,150,000	1,150,666
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	400,000	395,001
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 8/15/49	200,000	199,218
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 6/1/17(3)	700,000	713,580
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50(4)	630,000	636,255
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,926,209)		15,177,763
ASSET-BACKED SECURITIES(5) — 0.9%
American Airlines Pass Through Trust, 7.00%, 7/31/19(3)	42,163	43,480
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	250,000	250,592
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	175,000	179,060
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	507,697	511,059
CenterPoint Energy Transition Bond Co. II LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	5,496	5,530
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.64%, 6/22/17	800,000	804,738
Colony American Homes, Series 2014-2A, Class A, VRN, 1.98%, 6/17/17(3)	527,410	527,004
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.25%, 6/17/17(3)	1,207,232	1,217,234
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	459,132	459,276
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	510,295	510,628
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	450,000	451,661
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.39%, 6/10/17(3)	157,242	157,223
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	500,000	498,883
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	97,998	97,846
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	496,998	490,040
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	485,840	487,712
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	550,000	550,026

	Shares/ Principal Amount	Value
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	$600,000	$600,941
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.20%, 6/17/17(3)	223,745	224,018
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	309,802	308,454
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	332,306	331,536
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	364,912	361,762
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.40%, 6/17/17(3)	475,000	479,737
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	496,061	502,292
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(3)	114,890	114,666
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(3)	64,987	65,054
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	372,254	372,058
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	344,007	345,204
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	147,933	148,093
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 6/1/17(3)	300,000	303,243
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	72,806	78,448
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	120,832	125,062
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	860,144	859,022
TOTAL ASSET-BACKED SECURITIES (Cost $12,421,044)		12,461,582
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA, 2.125%, 4/24/26	230,000	224,936
FNMA, 6.625%, 11/15/30	4,120,000	5,924,539
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,792,886)		6,149,475
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF	5,817	694,201
iShares Russell 1000 Value ETF	16,550	1,895,471
iShares Russell Mid-Cap Value ETF	17,196	1,424,861
SPDR S&P Bank ETF	49,868	2,051,071
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,797,449)		6,065,604
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $67,314)	1,349	71,618
TEMPORARY CASH INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,054,302	20,054,302

	Shares/ Principal Amount	Value
U.S. Treasury Bills, 0.64%, 8/10/17(2)(8)	$100,000	$99,825
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,154,181)		20,154,127
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $1,239,200,805)		1,456,387,821
OTHER ASSETS AND LIABILITIES — (1.7)%		(24,893,892)
TOTAL NET ASSETS — 100.0%		$1,431,493,929

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	884,142	USD	56,913	Goldman Sachs & Co.	6/21/17	$(2,523)
ARS	2,220,613	USD	142,943	Goldman Sachs & Co.	6/21/17	(6,338)
AUD	67,973	USD	51,941	JPMorgan Chase Bank N.A.	6/21/17	(1,450)
AUD	211,085	USD	161,299	JPMorgan Chase Bank N.A.	6/21/17	(4,502)
AUD	15,507	USD	11,770	JPMorgan Chase Bank N.A.	6/21/17	(251)
AUD	191,001	USD	143,449	JPMorgan Chase Bank N.A.	6/21/17	(1,570)
AUD	5,266	USD	3,955	JPMorgan Chase Bank N.A.	6/21/17	(43)
AUD	43,688	USD	32,304	JPMorgan Chase Bank N.A.	6/21/17	148
AUD	113,277	USD	83,760	JPMorgan Chase Bank N.A.	6/21/17	384
AUD	40,592	USD	30,280	JPMorgan Chase Bank N.A.	6/21/17	(128)
AUD	93,608	USD	69,828	JPMorgan Chase Bank N.A.	6/21/17	(294)
USD	1,135,819	AUD	1,508,546	JPMorgan Chase Bank N.A.	6/21/17	15,248
USD	5,798	AUD	7,701	JPMorgan Chase Bank N.A.	6/21/17	78
USD	16,458	AUD	21,360	JPMorgan Chase Bank N.A.	6/21/17	591
USD	12,966	AUD	17,085	JPMorgan Chase Bank N.A.	6/21/17	275
USD	142,904	AUD	189,660	JPMorgan Chase Bank N.A.	6/21/17	2,022
USD	64,347	AUD	85,400	JPMorgan Chase Bank N.A.	6/21/17	910
USD	15,156	AUD	20,128	JPMorgan Chase Bank N.A.	6/21/17	204
USD	143,116	AUD	191,404	JPMorgan Chase Bank N.A.	6/21/17	938
USD	48,507	AUD	64,873	JPMorgan Chase Bank N.A.	6/21/17	318
USD	58,487	AUD	77,823	JPMorgan Chase Bank N.A.	6/21/17	679
USD	154,140	AUD	205,099	JPMorgan Chase Bank N.A.	6/21/17	1,789
USD	25,875	AUD	35,239	JPMorgan Chase Bank N.A.	6/21/17	(301)
USD	68,582	AUD	93,402	JPMorgan Chase Bank N.A.	6/21/17	(798)
USD	13,901	AUD	18,582	JPMorgan Chase Bank N.A.	6/21/17	98
BRL	366,485	USD	114,882	Goldman Sachs & Co.	6/21/17	(2,107)
BRL	921,070	USD	288,728	Goldman Sachs & Co.	6/21/17	(5,295)
USD	294,272	BRL	921,070	Goldman Sachs & Co.	6/21/17	10,839
USD	117,088	BRL	366,485	Goldman Sachs & Co.	6/21/17	4,313
USD	53,767	BRL	184,823	Goldman Sachs & Co.	6/21/17	(3,107)
USD	132,700	BRL	456,156	Goldman Sachs & Co.	6/21/17	(7,669)
CAD	71,385	USD	53,092	JPMorgan Chase Bank N.A.	6/21/17	(230)
CAD	21,280	USD	15,936	JPMorgan Chase Bank N.A.	6/21/17	(177)
CAD	84,826	USD	63,522	JPMorgan Chase Bank N.A.	6/21/17	(706)
CAD	5,426	USD	4,055	JPMorgan Chase Bank N.A.	6/21/17	(37)
CAD	515,310	USD	384,903	JPMorgan Chase Bank N.A.	6/21/17	(3,303)
CAD	11,902	USD	8,711	JPMorgan Chase Bank N.A.	6/21/17	103

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	108,587	USD	80,357	JPMorgan Chase Bank N.A.	6/21/17	$55
CAD	290,738	USD	216,058	JPMorgan Chase Bank N.A.	6/21/17	(759)
CAD	119,230	USD	88,604	JPMorgan Chase Bank N.A.	6/21/17	(311)
CAD	6,138	USD	4,589	Morgan Stanley	6/30/17	(43)
CAD	2,843	USD	2,134	Morgan Stanley	6/30/17	(28)
CAD	51,674	USD	38,839	Morgan Stanley	6/30/17	(567)
CAD	9,275	USD	6,972	Morgan Stanley	6/30/17	(103)
CAD	6,429	USD	4,806	Morgan Stanley	6/30/17	(44)
CAD	65,841	USD	48,920	Morgan Stanley	6/30/17	(155)
CAD	9,506	USD	7,079	Morgan Stanley	6/30/17	(39)
CAD	6,006	USD	4,431	Morgan Stanley	6/30/17	17
CAD	47,715	USD	34,997	Morgan Stanley	6/30/17	343
CAD	61,556	USD	44,961	Morgan Stanley	6/30/17	631
CAD	38,973	USD	28,495	Morgan Stanley	6/30/17	370
CAD	57,653	USD	41,978	Morgan Stanley	6/30/17	723
CAD	2,152	USD	1,572	Morgan Stanley	6/30/17	22
CAD	24,014	USD	17,507	Morgan Stanley	6/30/17	279
CAD	57,210	USD	42,044	Morgan Stanley	6/30/17	329
CAD	12,874	USD	9,461	Morgan Stanley	6/30/17	74
USD	1,560,273	CAD	2,097,851	JPMorgan Chase Bank N.A.	6/21/17	6,761
USD	23,041	CAD	30,817	JPMorgan Chase Bank N.A.	6/21/17	220
USD	22,604	CAD	30,061	JPMorgan Chase Bank N.A.	6/21/17	343
USD	15,715	CAD	20,994	JPMorgan Chase Bank N.A.	6/21/17	168
USD	55,993	CAD	75,283	JPMorgan Chase Bank N.A.	6/21/17	244
USD	140,420	CAD	188,795	JPMorgan Chase Bank N.A.	6/21/17	613
USD	40,907	CAD	55,894	JPMorgan Chase Bank N.A.	6/21/17	(484)
USD	143,262	CAD	196,676	JPMorgan Chase Bank N.A.	6/21/17	(2,381)
USD	54,711	CAD	75,110	JPMorgan Chase Bank N.A.	6/21/17	(909)
USD	51,703	CAD	70,998	JPMorgan Chase Bank N.A.	6/21/17	(872)
USD	137,763	CAD	189,173	JPMorgan Chase Bank N.A.	6/21/17	(2,325)
USD	23,338	CAD	31,467	JPMorgan Chase Bank N.A.	6/21/17	36
USD	10,704	CAD	14,454	JPMorgan Chase Bank N.A.	6/21/17	—
USD	17,480	CAD	23,604	JPMorgan Chase Bank N.A.	6/21/17	—
USD	34,211	CAD	46,501	Morgan Stanley	6/21/17	(224)
USD	87,183	CAD	116,501	Morgan Stanley	6/30/17	897
USD	1,130,328	CAD	1,510,429	Morgan Stanley	6/30/17	11,630
USD	1,679,502	CAD	2,244,276	Morgan Stanley	6/30/17	17,280
USD	352,075	CAD	470,468	Morgan Stanley	6/30/17	3,622
USD	86,367	CAD	115,770	Morgan Stanley	6/30/17	622
USD	8,251	CAD	11,060	Morgan Stanley	6/30/17	60
USD	8,330	CAD	11,094	Morgan Stanley	6/30/17	113
USD	3,070	CAD	4,132	Morgan Stanley	6/30/17	10
USD	36,412	CAD	49,536	Morgan Stanley	6/30/17	(276)
USD	2,637	CAD	3,595	Morgan Stanley	6/30/17	(26)
USD	9,689	CAD	13,287	Morgan Stanley	6/30/17	(152)
USD	1,559	CAD	2,120	Morgan Stanley	6/30/17	(11)
USD	6,912	CAD	9,301	Morgan Stanley	6/30/17	24
USD	2,180	CAD	2,935	Morgan Stanley	6/30/17	6
CHF	34,289	USD	34,341	Credit Suisse AG	6/21/17	1,106

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	168,743	USD	168,998	Credit Suisse AG	6/21/17	$5,442
CHF	146,541	USD	147,522	Credit Suisse AG	6/21/17	3,967
CHF	55,068	USD	55,437	Credit Suisse AG	6/21/17	1,491
CHF	144,031	USD	147,626	Credit Suisse AG	6/21/17	1,268
CHF	58,892	USD	60,362	Credit Suisse AG	6/21/17	519
CHF	57,120	USD	57,482	Credit Suisse AG	6/30/17	1,603
USD	21,626	CHF	21,803	Credit Suisse AG	6/21/17	(913)
USD	1,003,921	CHF	1,012,148	Credit Suisse AG	6/21/17	(42,400)
USD	147,260	CHF	146,303	Credit Suisse AG	6/21/17	(3,982)
USD	60,450	CHF	60,057	Credit Suisse AG	6/21/17	(1,635)
USD	134,740	CHF	135,389	Credit Suisse AG	6/21/17	(5,221)
USD	59,452	CHF	59,739	Credit Suisse AG	6/21/17	(2,304)
USD	14,731	CHF	14,296	Credit Suisse AG	6/21/17	(48)
USD	500,881	CHF	494,420	Credit Suisse AG	6/30/17	(10,553)
USD	52,451	CHF	52,023	Credit Suisse AG	6/30/17	(1,362)
USD	53,002	CHF	52,726	Credit Suisse AG	6/30/17	(1,538)
USD	58,724	CHF	58,477	Credit Suisse AG	6/30/17	(1,765)
USD	46,977	CHF	46,828	Credit Suisse AG	6/30/17	(1,463)
USD	160,374	CHF	160,074	Credit Suisse AG	6/30/17	(5,209)
USD	55,020	CHF	55,128	Credit Suisse AG	6/30/17	(2,005)
USD	22,565	CHF	22,585	Credit Suisse AG	6/30/17	(796)
USD	50,900	CHF	50,528	Credit Suisse AG	6/30/17	(1,367)
USD	39,691	CHF	39,453	Credit Suisse AG	6/30/17	(1,120)
USD	26,986	CHF	26,788	Credit Suisse AG	6/30/17	(724)
USD	25,898	CHF	25,666	Credit Suisse AG	6/30/17	(651)
USD	31,172	CHF	30,715	Credit Suisse AG	6/30/17	(600)
USD	31,361	CHF	31,556	Credit Suisse AG	6/30/17	(1,281)
USD	160,258	CHF	156,043	Credit Suisse AG	6/30/17	(1,155)
USD	66,653	CHF	64,410	Credit Suisse AG	6/30/17	27
CLP	3,821,582	USD	5,869	Goldman Sachs & Co.	6/21/17	(201)
USD	59,458	CLP	39,645,069	Goldman Sachs & Co.	6/21/17	657
USD	147,203	CLP	98,152,258	Goldman Sachs & Co.	6/21/17	1,627
USD	69,688	CLP	46,565,217	Goldman Sachs & Co.	6/21/17	623
USD	27,018	CLP	18,053,714	Goldman Sachs & Co.	6/21/17	242
USD	58,989	CLP	40,201,034	Goldman Sachs & Co.	6/21/17	(636)
USD	148,322	CLP	101,081,270	Goldman Sachs & Co.	6/21/17	(1,599)
COP	174,959,707	USD	58,711	Goldman Sachs & Co.	6/21/17	1,115
COP	439,889,127	USD	147,614	Goldman Sachs & Co.	6/21/17	2,803
COP	175,961,400	USD	59,786	Goldman Sachs & Co.	6/21/17	383
COP	430,985,916	USD	146,434	Goldman Sachs & Co.	6/21/17	938
COP	171,919,862	USD	59,303	Goldman Sachs & Co.	6/21/17	(516)
COP	425,393,546	USD	146,738	Goldman Sachs & Co.	6/21/17	(1,278)
USD	61,032	COP	180,106,593	Goldman Sachs & Co.	6/21/17	(554)
USD	147,995	COP	436,734,384	Goldman Sachs & Co.	6/21/17	(1,343)
USD	59,476	COP	174,959,707	Goldman Sachs & Co.	6/21/17	(351)
USD	149,536	COP	439,889,127	Goldman Sachs & Co.	6/21/17	(881)
USD	56,499	COP	167,774,669	Goldman Sachs & Co.	6/21/17	(870)
USD	141,318	COP	419,645,078	Goldman Sachs & Co.	6/21/17	(2,176)
USD	6,036	CZK	153,887	Goldman Sachs & Co.	6/21/17	(532)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	68,040	CZK	1,729,677	Goldman Sachs & Co.	6/21/17	$(5,784)
USD	5,391	CZK	137,056	Goldman Sachs & Co.	6/21/17	(458)
DKK	164,303	USD	23,441	JPMorgan Chase Bank N.A.	6/21/17	1,399
DKK	124,484	USD	17,907	JPMorgan Chase Bank N.A.	6/21/17	913
DKK	171,166	USD	24,622	JPMorgan Chase Bank N.A.	6/21/17	1,255
DKK	1,060,747	USD	152,588	JPMorgan Chase Bank N.A.	6/21/17	7,778
DKK	373,755	USD	53,764	JPMorgan Chase Bank N.A.	6/21/17	2,741
USD	214,235	DKK	1,501,629	JPMorgan Chase Bank N.A.	6/21/17	(12,784)
USD	109,190	DKK	759,482	JPMorgan Chase Bank N.A.	6/21/17	(5,630)
USD	33,044	DKK	229,843	JPMorgan Chase Bank N.A.	6/21/17	(1,704)
EUR	83,722	USD	89,038	JPMorgan Chase Bank N.A.	6/21/17	5,105
EUR	1,080	USD	1,151	JPMorgan Chase Bank N.A.	6/21/17	63
EUR	267,725	USD	292,607	JPMorgan Chase Bank N.A.	6/21/17	8,441
EUR	544,855	USD	595,766	JPMorgan Chase Bank N.A.	6/21/17	16,906
EUR	116,230	USD	127,358	JPMorgan Chase Bank N.A.	6/21/17	3,339
EUR	59,474	USD	65,415	JPMorgan Chase Bank N.A.	6/21/17	1,461
EUR	335,868	USD	367,517	JPMorgan Chase Bank N.A.	6/21/17	10,156
EUR	217,792	USD	238,314	JPMorgan Chase Bank N.A.	6/21/17	6,586
EUR	222,309	USD	242,679	JPMorgan Chase Bank N.A.	6/21/17	7,300
EUR	222,309	USD	242,679	JPMorgan Chase Bank N.A.	6/21/17	7,300
EUR	292,527	USD	319,346	JPMorgan Chase Bank N.A.	6/21/17	9,592
EUR	361,009	USD	393,221	JPMorgan Chase Bank N.A.	6/21/17	12,722
EUR	203,119	USD	221,110	JPMorgan Chase Bank N.A.	6/21/17	7,291
EUR	81,272	USD	88,470	JPMorgan Chase Bank N.A.	6/21/17	2,917
EUR	101,884	USD	114,330	JPMorgan Chase Bank N.A.	6/21/17	235
EUR	917,629	USD	1,029,731	JPMorgan Chase Bank N.A.	6/21/17	2,114
EUR	43,743	USD	49,087	JPMorgan Chase Bank N.A.	6/21/17	101
EUR	20,682	USD	23,265	JPMorgan Chase Bank N.A.	6/21/17	(8)
EUR	177,586	USD	199,762	JPMorgan Chase Bank N.A.	6/21/17	(72)
EUR	105,241	USD	118,388	JPMorgan Chase Bank N.A.	6/21/17	(48)
EUR	60,137	USD	67,650	JPMorgan Chase Bank N.A.	6/21/17	(28)
EUR	56,207	USD	62,905	JPMorgan Chase Bank N.A.	6/21/17	298
EUR	25,309	USD	28,455	JPMorgan Chase Bank N.A.	6/21/17	4
EUR	66,919	USD	75,321	JPMorgan Chase Bank N.A.	6/21/17	(73)
EUR	49,154	USD	55,326	JPMorgan Chase Bank N.A.	6/21/17	(54)
EUR	35,093	USD	38,102	UBS AG	6/30/17	1,378
EUR	1,513	USD	1,620	UBS AG	6/30/17	82
EUR	592	USD	632	UBS AG	6/30/17	34
EUR	1,800	USD	1,915	UBS AG	6/30/17	111
EUR	11,553	USD	12,292	UBS AG	6/30/17	705
EUR	340	USD	363	UBS AG	6/30/17	20
EUR	12,200	USD	13,159	UBS AG	6/30/17	567
EUR	99,393	USD	106,712	UBS AG	6/30/17	5,109
EUR	27,819	USD	30,286	UBS AG	6/30/17	1,011
EUR	4,725	USD	5,152	UBS AG	6/30/17	163
EUR	33,951	USD	37,024	UBS AG	6/30/17	1,173
EUR	1,495	USD	1,631	UBS AG	6/30/17	51
EUR	865	USD	944	UBS AG	6/30/17	29
EUR	6,424	USD	6,989	UBS AG	6/30/17	238

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,837	USD	13,977	UBS AG	6/30/17	$464
EUR	90,193	USD	100,146	UBS AG	6/30/17	1,325
EUR	22,719	USD	25,370	UBS AG	6/30/17	190
EUR	153,811	USD	172,369	UBS AG	6/30/17	674
EUR	14,343	USD	16,089	UBS AG	6/30/17	48
EUR	34,309	USD	38,487	UBS AG	6/30/17	112
EUR	81,631	USD	91,572	UBS AG	6/30/17	266
EUR	77,421	USD	87,119	UBS AG	6/30/17	(17)
USD	2,196,024	EUR	2,065,223	JPMorgan Chase Bank N.A.	6/21/17	(126,255)
USD	140,374	EUR	131,998	JPMorgan Chase Bank N.A.	6/21/17	(8,054)
USD	8,055	EUR	7,568	JPMorgan Chase Bank N.A.	6/21/17	(455)
USD	4,803	EUR	4,471	JPMorgan Chase Bank N.A.	6/21/17	(225)
USD	15,531,376	EUR	14,204,141	JPMorgan Chase Bank N.A.	6/21/17	(440,738)
USD	22,478	EUR	20,445	JPMorgan Chase Bank N.A.	6/21/17	(511)
USD	7,553	EUR	6,870	JPMorgan Chase Bank N.A.	6/21/17	(172)
USD	3,147	EUR	2,862	JPMorgan Chase Bank N.A.	6/21/17	(72)
USD	22,032	EUR	19,995	JPMorgan Chase Bank N.A.	6/21/17	(451)
USD	79,782	EUR	72,404	JPMorgan Chase Bank N.A.	6/21/17	(1,634)
USD	212,667	EUR	194,182	JPMorgan Chase Bank N.A.	6/21/17	(5,684)
USD	315,962	EUR	288,498	JPMorgan Chase Bank N.A.	6/21/17	(8,445)
USD	13,876	EUR	12,749	JPMorgan Chase Bank N.A.	6/21/17	(459)
USD	6,204	EUR	5,700	JPMorgan Chase Bank N.A.	6/21/17	(205)
USD	7,679	EUR	7,055	JPMorgan Chase Bank N.A.	6/21/17	(254)
USD	3,803	EUR	3,478	JPMorgan Chase Bank N.A.	6/21/17	(108)
USD	284,366	EUR	252,841	JPMorgan Chase Bank N.A.	6/21/17	54
USD	33,630	EUR	29,902	JPMorgan Chase Bank N.A.	6/21/17	6
USD	88,614	EUR	79,178	JPMorgan Chase Bank N.A.	6/21/17	(420)
USD	25,545	EUR	22,815	JPMorgan Chase Bank N.A.	6/21/17	(109)
USD	202,123	EUR	179,770	JPMorgan Chase Bank N.A.	6/21/17	(23)
USD	188,139	EUR	167,333	JPMorgan Chase Bank N.A.	6/21/17	(21)
USD	18,206	EUR	16,708	UBS AG	6/30/17	(591)
USD	524,367	EUR	481,221	UBS AG	6/30/17	(17,025)
USD	818,113	EUR	750,796	UBS AG	6/30/17	(26,563)
USD	3,409,796	EUR	3,129,229	UBS AG	6/30/17	(110,709)
USD	14,712	EUR	13,612	UBS AG	6/30/17	(602)
USD	298,366	EUR	279,052	UBS AG	6/30/17	(15,579)
USD	567	EUR	533	UBS AG	6/30/17	(33)
USD	546	EUR	513	UBS AG	6/30/17	(31)
USD	27,344	EUR	24,926	UBS AG	6/30/17	(699)
USD	26,856	EUR	24,383	UBS AG	6/30/17	(576)
USD	29,186	EUR	25,938	UBS AG	6/30/17	6
GBP	631,582	USD	770,151	Credit Suisse AG	6/21/17	44,091
GBP	18,572	USD	22,643	Credit Suisse AG	6/21/17	1,301
GBP	10,849	USD	13,293	Credit Suisse AG	6/21/17	694
GBP	6,199	USD	7,596	Credit Suisse AG	6/21/17	396
GBP	106,488	USD	131,956	Credit Suisse AG	6/21/17	5,329
GBP	26,336	USD	32,933	Credit Suisse AG	6/21/17	1,019
GBP	44,312	USD	55,453	Credit Suisse AG	6/21/17	1,675
GBP	132,359	USD	165,636	Credit Suisse AG	6/21/17	5,003

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	16,556	USD	20,737	Credit Suisse AG	6/21/17	$607
GBP	10,817	USD	13,523	Credit Suisse AG	6/21/17	422
GBP	55,261	USD	68,891	Credit Suisse AG	6/21/17	2,352
GBP	115,895	USD	147,691	Credit Suisse AG	6/21/17	1,722
GBP	28,321	USD	36,091	Credit Suisse AG	6/21/17	421
GBP	69,500	USD	89,323	Credit Suisse AG	6/21/17	277
GBP	103,460	USD	132,970	Credit Suisse AG	6/21/17	412
GBP	26,674	USD	34,611	Credit Suisse AG	6/21/17	(223)
GBP	17,792	USD	23,087	Credit Suisse AG	6/21/17	(149)
GBP	42,206	USD	54,551	Credit Suisse AG	6/21/17	(138)
GBP	4,692	USD	6,076	Credit Suisse AG	6/21/17	(27)
GBP	23,461	USD	30,379	Credit Suisse AG	6/21/17	(133)
GBP	12,460	USD	16,218	Credit Suisse AG	6/21/17	(154)
GBP	40,668	USD	52,973	Credit Suisse AG	6/21/17	(544)
GBP	18,345	USD	23,819	Credit Suisse AG	6/21/17	(169)
GBP	21,368	USD	26,791	Credit Suisse AG	6/30/17	765
GBP	18,839	USD	24,136	Credit Suisse AG	6/30/17	159
GBP	15,444	USD	19,835	Credit Suisse AG	6/30/17	82
GBP	35,545	USD	46,050	Credit Suisse AG	6/30/17	(211)
GBP	16,214	USD	21,154	Credit Suisse AG	6/30/17	(245)
USD	9,456	GBP	7,763	Credit Suisse AG	6/21/17	(552)
USD	2,577,488	GBP	2,113,735	Credit Suisse AG	6/21/17	(147,561)
USD	71,097	GBP	57,986	Credit Suisse AG	6/21/17	(3,659)
USD	31,802	GBP	25,677	Credit Suisse AG	6/21/17	(1,301)
USD	146,579	GBP	118,309	Credit Suisse AG	6/21/17	(5,946)
USD	19,639	GBP	15,679	Credit Suisse AG	6/21/17	(574)
USD	9,933	GBP	7,908	Credit Suisse AG	6/21/17	(261)
USD	35,208	GBP	28,109	Credit Suisse AG	6/21/17	(1,031)
USD	42,961	GBP	34,363	Credit Suisse AG	6/21/17	(1,340)
USD	18,439	GBP	14,725	Credit Suisse AG	6/21/17	(545)
USD	8,921	GBP	7,170	Credit Suisse AG	6/21/17	(323)
USD	34,227	GBP	26,732	Credit Suisse AG	6/21/17	(236)
USD	132,336	GBP	103,358	Credit Suisse AG	6/21/17	(914)
USD	19,265	GBP	14,976	Credit Suisse AG	6/21/17	(42)
USD	17,363	GBP	13,497	Credit Suisse AG	6/21/17	(38)
USD	65,356	GBP	50,889	Credit Suisse AG	6/21/17	(251)
USD	77,898	GBP	60,139	Credit Suisse AG	6/21/17	366
USD	4,584	GBP	3,543	Credit Suisse AG	6/21/17	16
USD	2,292	GBP	1,772	Credit Suisse AG	6/21/17	8
USD	40,794	GBP	31,318	Credit Suisse AG	6/21/17	419
USD	28,863	GBP	22,425	Credit Suisse AG	6/21/17	(47)
USD	134,456	GBP	104,464	Credit Suisse AG	6/21/17	(220)
USD	38,349	GBP	29,693	Credit Suisse AG	6/21/17	69
USD	25,692	GBP	19,893	Credit Suisse AG	6/21/17	46
USD	788,480	GBP	629,465	Credit Suisse AG	6/30/17	(23,283)
USD	49,900	GBP	40,043	Credit Suisse AG	6/30/17	(1,740)
USD	23,209	GBP	18,649	Credit Suisse AG	6/30/17	(841)
USD	25,005	GBP	19,299	Credit Suisse AG	6/30/17	118
USD	24,153	GBP	18,738	Credit Suisse AG	6/30/17	(12)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	69,494	USD	8,958	Credit Suisse AG	6/21/17	$(36)
HUF	41,605,227	USD	149,482	Goldman Sachs & Co.	6/21/17	2,249
HUF	16,504,528	USD	59,298	Goldman Sachs & Co.	6/21/17	892
USD	58,922	HUF	17,299,728	Goldman Sachs & Co.	6/21/17	(4,168)
USD	144,955	HUF	42,559,271	Goldman Sachs & Co.	6/21/17	(10,255)
USD	26,159	HUF	7,478,332	Goldman Sachs & Co.	6/21/17	(1,114)
USD	68,843	HUF	19,681,114	Goldman Sachs & Co.	6/21/17	(2,932)
USD	70,616	HUF	20,191,217	Goldman Sachs & Co.	6/21/17	(3,020)
USD	28,099	HUF	8,034,180	Goldman Sachs & Co.	6/21/17	(1,201)
USD	67,419	HUF	18,578,329	Goldman Sachs & Co.	6/21/17	(335)
USD	27,485	HUF	7,573,811	Goldman Sachs & Co.	6/21/17	(136)
IDR	769,261,157	USD	57,666	Goldman Sachs & Co.	6/21/17	82
IDR	1,932,078,866	USD	144,834	Goldman Sachs & Co.	6/21/17	207
IDR	1,581,673,378	USD	117,422	Goldman Sachs & Co.	6/21/17	1,313
IDR	3,979,234,418	USD	295,415	Goldman Sachs & Co.	6/21/17	3,304
USD	295,415	IDR	3,979,234,418	Goldman Sachs & Co.	6/21/17	(3,304)
USD	117,422	IDR	1,581,673,378	Goldman Sachs & Co.	6/21/17	(1,313)
ILS	233,800	USD	63,683	Goldman Sachs & Co.	6/21/17	2,392
ILS	212,449	USD	60,022	Goldman Sachs & Co.	6/21/17	19
ILS	515,037	USD	145,510	Goldman Sachs & Co.	6/21/17	46
INR	3,476,426	USD	53,911	Morgan Stanley	6/21/17	(86)
INR	8,996,863	USD	139,519	Morgan Stanley	6/21/17	(221)
INR	12,112,226	USD	179,467	Morgan Stanley	6/21/17	8,065
INR	30,788,080	USD	456,187	Morgan Stanley	6/21/17	20,501
USD	8,691	INR	563,673	Morgan Stanley	6/21/17	(37)
USD	27,575	INR	1,788,483	Morgan Stanley	6/21/17	(116)
USD	59,947	INR	3,891,727	Morgan Stanley	6/21/17	(309)
USD	154,562	INR	10,034,148	Morgan Stanley	6/21/17	(796)
USD	213,811	INR	13,953,317	Morgan Stanley	6/21/17	(2,226)
USD	83,622	INR	5,457,171	Morgan Stanley	6/21/17	(871)
JPY	145,111,671	USD	1,293,907	Credit Suisse AG	6/21/17	17,429
JPY	17,032,528	USD	152,049	Credit Suisse AG	6/21/17	1,869
JPY	14,034,492	USD	125,286	Credit Suisse AG	6/21/17	1,540
JPY	25,872,216	USD	233,026	Credit Suisse AG	6/21/17	774
JPY	24,215,680	USD	218,106	Credit Suisse AG	6/21/17	725
JPY	5,768,391	USD	52,009	Credit Suisse AG	6/21/17	119
JPY	2,343,110	USD	21,108	Credit Suisse AG	6/21/17	66
JPY	1,478,206	USD	13,209	Credit Suisse AG	6/21/17	149
JPY	2,654,563	USD	24,021	Credit Suisse AG	6/21/17	(32)
JPY	1,803,033	USD	15,924	Credit Suisse AG	6/30/17	377
JPY	3,220,557	USD	29,110	Credit Suisse AG	6/30/17	6
JPY	3,370,550	USD	30,466	Credit Suisse AG	6/30/17	6
USD	10,036,708	JPY	1,125,616,791	Credit Suisse AG	6/21/17	(135,196)
USD	44,830	JPY	5,028,889	Credit Suisse AG	6/21/17	(615)
USD	217,407	JPY	24,388,122	Credit Suisse AG	6/21/17	(2,983)
USD	42,398	JPY	4,830,279	Credit Suisse AG	6/21/17	(1,252)
USD	39,050	JPY	4,448,943	Credit Suisse AG	6/21/17	(1,153)
USD	155,950	JPY	17,296,750	Credit Suisse AG	6/21/17	(356)
USD	69,393	JPY	7,703,182	Credit Suisse AG	6/21/17	(219)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	79,478	JPY	8,865,539	Credit Suisse AG	6/21/17	$(638)
USD	265,632	JPY	29,630,474	Credit Suisse AG	6/21/17	(2,131)
USD	43,595	JPY	4,824,902	Credit Suisse AG	6/21/17	(6)
USD	27,247	JPY	3,015,564	Credit Suisse AG	6/21/17	(4)
USD	430,540	JPY	47,311,414	Credit Suisse AG	6/30/17	2,811
USD	18,716	JPY	2,080,338	Credit Suisse AG	6/30/17	(91)
USD	7,510	JPY	838,229	Credit Suisse AG	6/30/17	(68)
USD	28,913	JPY	3,235,881	Credit Suisse AG	6/30/17	(342)
USD	100,054	JPY	11,209,972	Credit Suisse AG	6/30/17	(1,292)
USD	15,435	JPY	1,735,922	Credit Suisse AG	6/30/17	(259)
USD	72,382	JPY	8,105,470	Credit Suisse AG	6/30/17	(897)
USD	16,339	JPY	1,833,348	Credit Suisse AG	6/30/17	(236)
USD	69,556	JPY	7,838,791	Credit Suisse AG	6/30/17	(1,312)
USD	67,797	JPY	7,619,161	Credit Suisse AG	6/30/17	(1,085)
USD	56,017	JPY	6,308,499	Credit Suisse AG	6/30/17	(1,016)
USD	32,824	JPY	3,702,452	Credit Suisse AG	6/30/17	(649)
USD	28,957	JPY	3,303,664	Credit Suisse AG	6/30/17	(910)
USD	45,980	JPY	5,235,721	Credit Suisse AG	6/30/17	(1,355)
USD	15,083	JPY	1,710,373	Credit Suisse AG	6/30/17	(380)
USD	29,164	JPY	3,296,935	Credit Suisse AG	6/30/17	(642)
KRW	28,349,903	USD	24,475	Morgan Stanley	6/21/17	857
KRW	119,715,077	USD	103,354	Morgan Stanley	6/21/17	3,620
KRW	30,691,594	USD	27,089	Morgan Stanley	6/21/17	336
KRW	119,532,672	USD	105,501	Morgan Stanley	6/21/17	1,310
KRW	84,790,853	USD	74,798	Morgan Stanley	6/21/17	969
KRW	251,870,306	USD	222,186	Morgan Stanley	6/21/17	2,879
KRW	82,494,809	USD	73,617	Morgan Stanley	6/21/17	99
KRW	33,650,106	USD	30,029	Morgan Stanley	6/21/17	40
KRW	533,040,398	USD	471,822	Morgan Stanley	6/21/17	4,490
USD	565,082	KRW	638,401,034	Morgan Stanley	6/21/17	(5,378)
MXN	982,867	USD	51,301	JPMorgan Chase Bank N.A.	6/21/17	1,243
MXN	3,047,518	USD	159,065	JPMorgan Chase Bank N.A.	6/21/17	3,853
USD	31,709	MXN	630,419	JPMorgan Chase Bank N.A.	6/21/17	(1,993)
USD	247,365	MXN	4,917,970	JPMorgan Chase Bank N.A.	6/21/17	(15,545)
USD	32,197	MXN	603,133	JPMorgan Chase Bank N.A.	6/21/17	(46)
MYR	245,327	USD	55,934	Goldman Sachs & Co.	6/21/17	1,215
MYR	610,001	USD	139,079	Goldman Sachs & Co.	6/21/17	3,021
MYR	613,991	USD	141,587	Goldman Sachs & Co.	6/21/17	1,443
MYR	221,624	USD	51,107	Goldman Sachs & Co.	6/21/17	521
MYR	250,269	USD	58,067	Goldman Sachs & Co.	6/21/17	233
MYR	645,232	USD	149,706	Goldman Sachs & Co.	6/21/17	602
MYR	148,947	USD	33,310	Goldman Sachs & Co.	6/21/17	1,387
USD	164,119	MYR	733,856	Goldman Sachs & Co.	6/21/17	(6,834)
USD	82,589	MYR	359,925	Goldman Sachs & Co.	6/21/17	(1,255)
USD	217,645	MYR	948,497	Goldman Sachs & Co.	6/21/17	(3,308)
NOK	1,225,789	USD	145,565	JPMorgan Chase Bank N.A.	6/21/17	(446)
NOK	482,971	USD	57,354	JPMorgan Chase Bank N.A.	6/21/17	(176)
USD	3,786,878	NOK	32,155,135	JPMorgan Chase Bank N.A.	6/21/17	(19,908)
USD	1,486,267	NOK	12,620,190	JPMorgan Chase Bank N.A.	6/21/17	(7,813)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,825	NOK	49,252	JPMorgan Chase Bank N.A.	6/21/17	$(6)
USD	64,320	NOK	544,221	JPMorgan Chase Bank N.A.	6/21/17	(110)
USD	182,596	NOK	1,544,985	JPMorgan Chase Bank N.A.	6/21/17	(311)
USD	9,335	NOK	80,188	JPMorgan Chase Bank N.A.	6/21/17	(158)
USD	3,501	NOK	30,070	JPMorgan Chase Bank N.A.	6/21/17	(59)
USD	5,791	NOK	49,548	JPMorgan Chase Bank N.A.	6/21/17	(75)
USD	15,845	NOK	135,576	JPMorgan Chase Bank N.A.	6/21/17	(206)
USD	141,996	NOK	1,217,683	JPMorgan Chase Bank N.A.	6/21/17	(2,164)
USD	57,931	NOK	496,789	JPMorgan Chase Bank N.A.	6/21/17	(883)
USD	18,646	NOK	160,368	JPMorgan Chase Bank N.A.	6/21/17	(340)
USD	135,602	NOK	1,169,102	JPMorgan Chase Bank N.A.	6/21/17	(2,806)
USD	53,325	NOK	459,749	JPMorgan Chase Bank N.A.	6/21/17	(1,103)
NZD	324,720	USD	228,314	JPMorgan Chase Bank N.A.	6/21/17	1,658
NZD	129,020	USD	90,715	JPMorgan Chase Bank N.A.	6/21/17	659
USD	90,068	NZD	130,437	JPMorgan Chase Bank N.A.	6/21/17	(2,309)
USD	237,394	NZD	343,795	JPMorgan Chase Bank N.A.	6/21/17	(6,086)
USD	141,945	NZD	204,002	JPMorgan Chase Bank N.A.	6/21/17	(2,533)
USD	60,767	NZD	87,334	JPMorgan Chase Bank N.A.	6/21/17	(1,084)
USD	59,444	NZD	86,575	JPMorgan Chase Bank N.A.	6/21/17	(1,870)
USD	145,125	NZD	211,361	JPMorgan Chase Bank N.A.	6/21/17	(4,564)
USD	59,678	NZD	86,765	JPMorgan Chase Bank N.A.	6/21/17	(1,770)
USD	146,774	NZD	213,391	JPMorgan Chase Bank N.A.	6/21/17	(4,353)
PEN	195,910	USD	60,040	Goldman Sachs & Co.	6/21/17	(251)
PEN	482,273	USD	147,800	Goldman Sachs & Co.	6/21/17	(618)
PHP	7,825,825	USD	156,033	Morgan Stanley	6/21/17	1,033
PHP	2,938,908	USD	58,597	Morgan Stanley	6/21/17	388
USD	10,558	PHP	525,771	Morgan Stanley	6/21/17	5
USD	438,704	PHP	22,264,221	Morgan Stanley	6/21/17	(8,145)
USD	160,796	PHP	8,160,400	Morgan Stanley	6/21/17	(2,985)
USD	144,422	PHP	7,196,531	Morgan Stanley	6/21/17	(15)
USD	59,247	PHP	2,952,289	Morgan Stanley	6/21/17	(6)
PLN	141,034	USD	34,487	Goldman Sachs & Co.	6/21/17	3,418
PLN	388,767	USD	95,066	Goldman Sachs & Co.	6/21/17	9,421
PLN	605,977	USD	153,001	Goldman Sachs & Co.	6/21/17	9,864
PLN	1,517,465	USD	383,140	Goldman Sachs & Co.	6/21/17	24,702
PLN	234,814	USD	58,895	Goldman Sachs & Co.	6/21/17	4,215
PLN	581,155	USD	145,762	Goldman Sachs & Co.	6/21/17	10,432
PLN	579,568	USD	148,349	Goldman Sachs & Co.	6/21/17	7,419
PLN	226,671	USD	58,020	Goldman Sachs & Co.	6/21/17	2,902
USD	27,159	PLN	110,996	Goldman Sachs & Co.	6/21/17	(2,673)
USD	160,105	PLN	654,443	Goldman Sachs & Co.	6/21/17	(15,787)
USD	570,057	PLN	2,330,161	Goldman Sachs & Co.	6/21/17	(56,209)
USD	19,030	PLN	70,945	Goldman Sachs & Co.	6/21/17	(38)
USD	25,978	PLN	96,849	Goldman Sachs & Co.	6/21/17	(52)
USD	144,505	PLN	540,290	Goldman Sachs & Co.	6/21/17	(706)
USD	58,404	PLN	218,365	Goldman Sachs & Co.	6/21/17	(285)
RUB	8,175,483	USD	140,762	Morgan Stanley	6/21/17	2,765
RUB	3,146,439	USD	54,174	Morgan Stanley	6/21/17	1,064
RUB	6,917,413	USD	115,483	Morgan Stanley	6/21/17	5,958

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	8,735,267	USD	145,831	Morgan Stanley	6/21/17	$7,524
USD	61,313	RUB	3,504,376	Morgan Stanley	6/21/17	(209)
USD	153,885	RUB	8,795,386	Morgan Stanley	6/21/17	(526)
USD	142,650	RUB	8,115,364	Morgan Stanley	6/21/17	178
USD	57,605	RUB	3,277,164	Morgan Stanley	6/21/17	72
SEK	1,475,943	USD	164,273	JPMorgan Chase Bank N.A.	6/21/17	5,728
SEK	326,202	USD	36,306	JPMorgan Chase Bank N.A.	6/21/17	1,266
SEK	711,680	USD	79,490	JPMorgan Chase Bank N.A.	6/21/17	2,482
SEK	858,997	USD	95,944	JPMorgan Chase Bank N.A.	6/21/17	2,996
SEK	1,336,482	USD	152,811	JPMorgan Chase Bank N.A.	6/21/17	1,126
SEK	466,557	USD	53,345	JPMorgan Chase Bank N.A.	6/21/17	393
USD	18,822	SEK	169,416	JPMorgan Chase Bank N.A.	6/21/17	(691)
USD	16,806	SEK	151,264	JPMorgan Chase Bank N.A.	6/21/17	(617)
USD	42,937	SEK	374,976	JPMorgan Chase Bank N.A.	6/21/17	(253)
USD	161,604	SEK	1,414,119	JPMorgan Chase Bank N.A.	6/21/17	(1,276)
USD	134,713	SEK	1,207,542	JPMorgan Chase Bank N.A.	6/21/17	(4,372)
USD	274,343	SEK	2,459,151	JPMorgan Chase Bank N.A.	6/21/17	(8,904)
USD	36,346	SEK	318,783	JPMorgan Chase Bank N.A.	6/21/17	(372)
USD	27,945	SEK	245,101	JPMorgan Chase Bank N.A.	6/21/17	(286)
SGD	196,458	USD	140,315	JPMorgan Chase Bank N.A.	6/21/17	1,701
USD	95,067	SGD	134,745	JPMorgan Chase Bank N.A.	6/21/17	(2,338)
USD	154,517	SGD	219,008	JPMorgan Chase Bank N.A.	6/21/17	(3,800)
THB	2,904,336	USD	85,146	Goldman Sachs & Co.	6/21/17	155
THB	7,468,301	USD	218,948	Goldman Sachs & Co.	6/21/17	399
THB	945,274	USD	27,054	Goldman Sachs & Co.	6/21/17	709
USD	33,070	THB	1,146,695	Goldman Sachs & Co.	6/21/17	(609)
USD	9,670	THB	335,293	Goldman Sachs & Co.	6/21/17	(178)
USD	147,091	THB	5,076,835	Goldman Sachs & Co.	6/21/17	(2,018)
USD	68,469	THB	2,363,194	Goldman Sachs & Co.	6/21/17	(939)
USD	27,163	THB	938,836	Goldman Sachs & Co.	6/21/17	(411)
USD	63,591	THB	2,197,904	Goldman Sachs & Co.	6/21/17	(962)
USD	185,119	THB	6,468,055	Goldman Sachs & Co.	6/21/17	(4,850)
TRY	161,818	USD	42,087	Goldman Sachs & Co.	6/21/17	3,515
TRY	94,847	USD	24,669	Goldman Sachs & Co.	6/21/17	2,060
TRY	415,991	USD	107,400	Goldman Sachs & Co.	6/21/17	9,832
TRY	161,546	USD	41,708	Goldman Sachs & Co.	6/21/17	3,818
TRY	388,143	USD	104,774	Goldman Sachs & Co.	6/21/17	4,609
TRY	129,381	USD	34,925	Goldman Sachs & Co.	6/21/17	1,536
TRY	234,282	USD	64,804	Goldman Sachs & Co.	6/21/17	1,219
TRY	588,327	USD	162,736	Goldman Sachs & Co.	6/21/17	3,062
TRY	1,021,701	USD	285,665	Goldman Sachs & Co.	6/21/17	2,264
TRY	405,448	USD	113,362	Goldman Sachs & Co.	6/21/17	898
TWD	1,793,460	USD	59,132	Morgan Stanley	6/21/17	402
TWD	4,449,306	USD	146,697	Morgan Stanley	6/21/17	997
TWD	4,779,324	USD	157,163	Morgan Stanley	6/21/17	1,486
TWD	1,899,694	USD	62,469	Morgan Stanley	6/21/17	590
USD	158,256	TWD	4,779,324	Morgan Stanley	6/21/17	(393)
USD	62,904	TWD	1,899,694	Morgan Stanley	6/21/17	(156)
USD	291,080	TWD	8,813,906	Morgan Stanley	6/21/17	(1,495)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	116,605	TWD	3,530,807	Morgan Stanley	6/21/17	$(599)
USD	58,923	TWD	1,774,757	Morgan Stanley	6/21/17	10
USD	145,075	TWD	4,369,656	Morgan Stanley	6/21/17	25
USD	145,615	TWD	4,417,973	Morgan Stanley	6/21/17	(1,038)
USD	59,883	TWD	1,816,837	Morgan Stanley	6/21/17	(427)
ZAR	1,962,175	USD	148,269	Goldman Sachs & Co.	6/21/17	821
ZAR	690,363	USD	52,166	Goldman Sachs & Co.	6/21/17	289
USD	50,657	ZAR	675,163	Goldman Sachs & Co.	6/21/17	(643)
USD	285,817	ZAR	3,809,377	Goldman Sachs & Co.	6/21/17	(3,627)
USD	60,170	ZAR	791,837	Goldman Sachs & Co.	6/21/17	5
USD	150,152	ZAR	1,976,002	Goldman Sachs & Co.	6/21/17	11
						$(1,001,504)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
37	Euro-Schatz 2-Year Bonds	September 2017	$4,661,602	$758
12	Korean Treasury 10-Year Bonds	June 2017	1,337,728	(21)
54	U.S. Treasury 10-Year Notes	September 2017	6,820,031	9,160
37	U.S. Treasury 2-Year Notes	September 2017	8,009,922	2,714
12	U.S. Treasury 5-Year Notes	September 2017	1,419,750	817
4	U.S. Treasury Long Bonds	September 2017	615,250	1,491
3	U.S. Treasury Ultra Bonds	September 2017	495,375	2,619
			$23,359,658	$17,538

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
38	Euro-Bobl 5-Year Bonds	September 2017	$5,677,408	$280
5	Euro-Bund 10-Year Bonds	September 2017	922,832	160
17	U.K. Gilt 10-Year Bonds	September 2017	2,802,354	7,641
2	U.S. Treasury 10-Year Ultra Notes	September 2017	271,469	(723)
1	U.S. Treasury Long Bonds	September 2017	153,812	(440)
			$9,827,875	$6,918

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
Markit CDX North America High Yield Index Series 26	$3,519,450	Sell	5.00%	6/20/21	2.71%	$285,690	$331,927
Markit CDX North America High Yield Index Series 27	564,300	Sell	5.00%	12/20/21	3.02%	33,385	50,739
Markit CDX North America High Yield Index Series 28	1,300,000	Sell	5.00%	6/20/22	3.30%	12,208	109,890
						$331,283	$492,556

INTEREST RATE
Counterparty		Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Value
Bank of America N.A.	BRL	23,335,000	BZDIOVRA	Receive	9.60%	1/2/19	$(32,006)
Bank of America N.A.	BRL	6,212,000	BZDIOVRA	Pay	10.78%	1/2/23	20,888
							$(11,118)

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	KRW	-	South Korean Won
ARS	-	Argentine Peso	LIQ FAC	-	Liquidity Facilities
AUD	-	Australian Dollar	LOC	-	Letter of Credit
BRL	-	Brazilian Real	MTN	-	Medium Term Note
BZDIOVRA	-	Brazil Interbank Deposit Rate	MXN	-	Mexican Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CDX	-	Credit Derivatives Indexes	NOK	-	Norwegian Krone
CHF	-	Swiss Franc	NZD	-	New Zealand Dollar
CLP	-	Chilean Peso	PEN	-	Peruvian Sol
COP	-	Colombian Peso	PHP	-	Philippine Peso
CVA	-	Certificaten Van Aandelen	PIK	-	Payment in Kind
CZK	-	Czech Koruna	PLN	-	Polish Zloty
DKK	-	Danish Krone	RUB	-	Russian Ruble
EUR	-	Euro	SBBPA	-	Standby Bond Purchase Agreement
FHLB	-	Federal Home Loan Bank	SEK	-	Swedish Krona
FHLMC	-	Federal Home Loan Mortgage Corporation	SEQ	-	Sequential Payer
FNMA	-	Federal National Mortgage Association	SGD	-	Singapore Dollar
GBP	-	British Pound	THB	-	Thai Baht
GDR	-	Global Depositary Receipt	TRY	-	Turkish Lira
GNMA	-	Government National Mortgage Association	TWD	-	Taiwanese Dollar
GO	-	General Obligation	USD	-	United States Dollar
HKD	-	Hong Kong Dollar	VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ILS	-	Israeli Shekel
INR	-	Indian Rupee	ZAR	-	South African Rand
JPY	-	Japanese Yen
† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was

$651,726.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $61,990,282, which represented 4.3% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	Security is a zero-coupon bond.

(8)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(9)	Security is in default.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,239,200,805)	$1,456,387,821
Cash	37,271
Foreign currency holdings, at value (cost of $507,814)	507,586
Deposits with broker for futures contracts and swap agreements	243,148
Receivable for investments sold	3,897,141
Receivable for capital shares sold	646,537
Receivable for variation margin on futures contracts	18,547
Receivable for variation margin on swap agreements	183
Unrealized appreciation on forward foreign currency exchange contracts	546,982
Swap agreements, at value	20,888
Dividends and interest receivable	5,855,361
Other assets	13,463
1,468,174,928

Liabilities
Payable for investments purchased	28,596,981
Payable for capital shares redeemed	4,972,580
Unrealized depreciation on forward foreign currency exchange contracts	1,548,486
Swap agreements, at value	32,006
Accrued management fees	1,245,734
Distribution and service fees payable	200,080
Accrued foreign taxes	85,132
36,680,999

Net Assets	$1,431,493,929

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,172,353,952
Undistributed net investment income	3,287,858
Undistributed net realized gain	39,380,409
Net unrealized appreciation	216,471,710
$1,431,493,929

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$564,403,600	79,511,875	$7.10
I Class, $0.01 Par Value	$184,889,160	26,041,094	$7.10
A Class, $0.01 Par Value	$418,803,302	59,168,080	$7.08*
C Class, $0.01 Par Value	$101,491,116	14,487,053	$7.01
R Class, $0.01 Par Value	$51,354,088	7,289,842	$7.04
R5 Class, $0.01 Par Value	$5,126	722	$7.10
R6 Class, $0.01 Par Value	$110,547,537	15,582,032	$7.09
*Maximum offering price $7.51 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $403,259)	$10,197,101
Interest	6,910,496
17,107,597

Expenses:
Management fees	7,451,445
Distribution and service fees:
A Class	555,734
C Class	525,319
R Class	135,178
Directors' fees and expenses	20,890
Other expenses	45,081
8,733,647

Net investment income (loss)	8,373,950

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $18,998)	54,679,420
Futures contract transactions	24,930
Swap agreement transactions	75,203
Foreign currency transactions	2,854,050
57,633,603

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(84,153))	53,098,974
Futures contracts	67,594
Swap agreements	111,776
Translation of assets and liabilities in foreign currencies	(4,289,807)
48,988,537

Net realized and unrealized gain (loss)	106,622,140

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,996,090

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$8,373,950	$16,789,501
Net realized gain (loss)	57,633,603	27,070,565
Change in net unrealized appreciation (depreciation)	48,988,537	6,181,593
Net increase (decrease) in net assets resulting from operations	114,996,090	50,041,659

Distributions to Shareholders
From net investment income:
Investor Class	(3,173,875)	(6,329,924)
I Class	(1,228,859)	(3,089,872)
A Class	(1,935,622)	(3,735,948)
C Class	(211,911)	(298,255)
R Class	(185,461)	(269,299)
R6 Class	(573,512)	(748,063)
From net realized gains:
Investor Class	(6,815,126)	(41,011,983)
I Class	(2,219,335)	(17,220,342)
A Class	(5,400,813)	(32,026,445)
C Class	(1,271,860)	(7,878,800)
R Class	(649,685)	(3,370,686)
R6 Class	(856,845)	(2,716,709)
Decrease in net assets from distributions	(24,522,904)	(118,696,326)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(135,686,849)	(78,277,084)

Net increase (decrease) in net assets	(45,213,663)	(146,931,751)

Net Assets
Beginning of period	1,476,707,592	1,623,639,343
End of period	$1,431,493,929	$1,476,707,592

Undistributed net investment income	$3,287,858	$2,223,148

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Income and capital gain distributions, if any, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.90% to 1.10%	1.07%
I Class	0.70% to 0.90%	0.87%
A Class	0.90% to 1.10%	1.07%
C Class	0.90% to 1.10%	1.07%
R Class	0.90% to 1.10%	1.07%
R5 Class	0.70% to 0.90%	0.87%
R6 Class	0.55% to 0.75%	0.72%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $7,345,127 and $4,799,538, respectively. The effect of interfund transactions on the Statement of Operations was $523,439 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended May 31, 2017 totaled $599,338,179, of which $198,028,100 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 totaled $743,454,286, of which $191,453,318 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017(1)		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	790,000,000		750,000,000
Sold	8,823,409	$60,977,078	9,650,979	$62,633,858
Issued in reinvestment of distributions	1,479,929	9,886,301	7,315,353	46,833,411
Redeemed	(16,930,312)	(116,530,533)	(23,447,616)	(153,540,470)
	(6,626,974)	(45,667,154)	(6,481,284)	(44,073,201)
I Class/Shares Authorized	380,000,000		400,000,000
Sold	3,625,246	24,923,538	6,160,737	40,306,124
Issued in reinvestment of distributions	514,748	3,439,408	3,169,738	20,295,351
Redeemed	(10,080,963)	(68,992,894)	(15,088,931)	(98,592,206)
	(5,940,969)	(40,629,948)	(5,758,456)	(37,990,731)
A Class/Shares Authorized	670,000,000		650,000,000
Sold	4,132,395	28,294,461	11,798,982	76,356,489
Issued in reinvestment of distributions	1,077,007	7,167,763	5,492,296	35,032,891
Redeemed	(14,606,495)	(100,391,800)	(21,315,773)	(138,210,359)
	(9,397,093)	(64,929,576)	(4,024,495)	(26,820,979)
C Class/Shares Authorized	160,000,000		150,000,000
Sold	613,328	4,159,770	1,484,066	9,541,583
Issued in reinvestment of distributions	216,422	1,427,938	1,237,265	7,832,786
Redeemed	(2,499,272)	(17,015,452)	(4,179,728)	(26,797,522)
	(1,669,522)	(11,427,744)	(1,458,397)	(9,423,153)
R Class/Shares Authorized	90,000,000		70,000,000
Sold	617,445	4,204,160	1,951,844	12,587,215
Issued in reinvestment of distributions	123,968	821,174	566,588	3,595,176
Redeemed	(1,584,676)	(10,877,300)	(1,931,736)	(12,541,648)
	(843,263)	(5,851,966)	586,696	3,640,743
R5 Class/Shares Authorized	50,000,000		N/A
Sold	722	5,000
R6 Class/Shares Authorized	150,000,000		70,000,000
Sold	6,761,424	45,683,146	6,786,620	44,485,357
Issued in reinvestment of distributions	214,023	1,430,357	540,186	3,464,772
Redeemed	(2,085,987)	(14,298,964)	(1,780,405)	(11,559,892)
	4,889,460	32,814,539	5,546,401	36,390,237
Net increase (decrease)	(19,587,639)	$(135,686,849)	(11,589,535)	$(78,277,084)

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$658,045,714	$242,792,421	—
U.S. Treasury Securities	—	166,692,096	—
Corporate Bonds	—	137,988,644	—
U.S. Government Agency Mortgage-Backed Securities	—	63,002,201	—
Sovereign Governments and Agencies	—	56,748,491	—
Municipal Securities	—	33,759,581	—
Commercial Paper	—	19,718,163	—
Collateralized Mortgage Obligations	—	17,560,341	—
Commercial Mortgage-Backed Securities	—	15,177,763	—
Asset-Backed Securities	—	12,461,582	—
U.S. Government Agency Securities	—	6,149,475	—
Exchange-Traded Funds	6,065,604	—	—
Convertible Preferred Stocks	—	71,618	—
Temporary Cash Investments	20,054,302	99,825	—
	$684,165,620	$772,222,201	—
Other Financial Instruments
Futures Contracts	$16,801	$8,839	—
Swap Agreements	—	513,444	—
Forward Foreign Currency Exchange Contracts	—	546,982	—
	$16,801	$1,069,265	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,163	$21	—
Swap Agreements	—	32,006	—
Forward Foreign Currency Exchange Contracts	—	1,548,486	—
	$1,163	$1,580,513	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,314,167.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $83,238,078.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average exposure to these interest rate risk derivative instruments during the period was 192 futures contracts.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund began investing in interest rate swap agreements in May 2017. The fund’s notional amount exposure to interest rate swap agreements at period end was $9,130,858.

Value of Derivative Instruments as of May 31, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$183	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	546,982	Unrealized depreciation on forward foreign currency exchange contracts	$1,548,486
Interest Rate Risk	Receivable for variation margin on futures contracts*	18,547	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Swap agreements	20,888	Swap agreements	32,006
		$586,600		$1,580,492

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$75,203	Change in net unrealized appreciation (depreciation) on swap agreements	$122,894
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	2,909,152	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(4,416,648)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	24,930	Change in net unrealized appreciation (depreciation) on futures contracts	67,594
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(11,118)
		$3,009,285		$(4,237,278)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,254,889,341
Gross tax appreciation of investments	$214,180,004
Gross tax depreciation of investments	(12,681,524)
Net tax appreciation (depreciation) of investments	$201,498,480

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Guidance and Standards

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$6.67	0.04	0.51	0.55	(0.04)	(0.08)	(0.12)	$7.10	8.31%	1.08%(4)	1.26%(4)	42%	$564,404
2016	$6.97	0.08	0.14	0.22	(0.07)	(0.45)	(0.52)	$6.67	3.49%	1.07%	1.22%	82%	$574,968
2015	$7.67	0.07	(0.13)	(0.06)	(0.04)	(0.60)	(0.64)	$6.97	(0.56)%	1.06%	0.97%	88%	$645,785
2014	$7.75	0.07	0.53	0.60	(0.07)	(0.61)	(0.68)	$7.67	8.46%	1.06%	0.92%	69%	$714,110
2013	$7.08	0.08	0.97	1.05	(0.10)	(0.28)	(0.38)	$7.75	15.44%	1.06%	1.13%	74%	$681,335
2012	$6.48	0.10	0.66	0.76	(0.10)	(0.06)	(0.16)	$7.08	11.81%	1.07%	1.48%	78%	$627,729
I Class(5)
2017(3)	$6.68	0.05	0.49	0.54	(0.04)	(0.08)	(0.12)	$7.10	8.25%	0.88%(4)	1.46%(4)	42%	$184,889
2016	$6.97	0.09	0.15	0.24	(0.08)	(0.45)	(0.53)	$6.68	3.86%	0.87%	1.42%	82%	$213,502
2015	$7.68	0.08	(0.13)	(0.05)	(0.06)	(0.60)	(0.66)	$6.97	(0.50)%	0.86%	1.17%	88%	$263,207
2014	$7.75	0.08	0.54	0.62	(0.08)	(0.61)	(0.69)	$7.68	8.82%	0.86%	1.12%	69%	$289,676
2013	$7.08	0.09	0.97	1.06	(0.11)	(0.28)	(0.39)	$7.75	15.66%	0.86%	1.33%	74%	$255,268
2012	$6.48	0.12	0.65	0.77	(0.11)	(0.06)	(0.17)	$7.08	12.03%	0.87%	1.68%	78%	$240,396

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$6.66	0.03	0.50	0.53	(0.03)	(0.08)	(0.11)	$7.08	8.03%	1.33%(4)	1.01%(4)	42%	$418,803
2016	$6.95	0.06	0.15	0.21	(0.05)	(0.45)	(0.50)	$6.66	3.38%	1.32%	0.97%	82%	$456,392
2015	$7.66	0.05	(0.13)	(0.08)	(0.03)	(0.60)	(0.63)	$6.95	(0.90)%	1.31%	0.72%	88%	$504,771
2014	$7.74	0.05	0.53	0.58	(0.05)	(0.61)	(0.66)	$7.66	8.22%	1.31%	0.67%	69%	$606,035
2013	$7.07	0.06	0.97	1.03	(0.08)	(0.28)	(0.36)	$7.74	15.19%	1.31%	0.88%	74%	$675,093
2012	$6.47	0.08	0.66	0.74	(0.08)	(0.06)	(0.14)	$7.07	11.57%	1.32%	1.23%	78%	$620,975
C Class
2017(3)	$6.60	0.01	0.49	0.50	(0.01)	(0.08)	(0.09)	$7.01	7.70%	2.08%(4)	0.26%(4)	42%	$101,491
2016	$6.91	0.01	0.15	0.16	(0.02)	(0.45)	(0.47)	$6.60	2.55%	2.07%	0.22%	82%	$106,604
2015	$7.64	—(6)	(0.13)	(0.13)	—(6)	(0.60)	(0.60)	$6.91	(1.57)%	2.06%	(0.03)%	88%	$121,748
2014	$7.74	(0.01)	0.53	0.52	(0.01)	(0.61)	(0.62)	$7.64	7.33%	2.06%	(0.08)%	69%	$128,076
2013	$7.07	0.01	0.97	0.98	(0.03)	(0.28)	(0.31)	$7.74	14.39%	2.06%	0.13%	74%	$121,782
2012	$6.48	0.03	0.66	0.69	(0.04)	(0.06)	(0.10)	$7.07	10.73%	2.07%	0.48%	78%	$100,437
R Class
2017(3)	$6.63	0.03	0.48	0.51	(0.02)	(0.08)	(0.10)	$7.04	7.82%	1.58%(4)	0.76%(4)	42%	$51,354
2016	$6.93	0.05	0.13	0.18	(0.03)	(0.45)	(0.48)	$6.63	2.98%	1.57%	0.72%	82%	$53,902
2015	$7.64	0.03	(0.12)	(0.09)	(0.02)	(0.60)	(0.62)	$6.93	(1.04)%	1.56%	0.47%	88%	$52,262
2014	$7.72	0.03	0.54	0.57	(0.04)	(0.61)	(0.65)	$7.64	8.02%	1.56%	0.42%	69%	$49,716
2013	$7.06	0.05	0.95	1.00	(0.06)	(0.28)	(0.34)	$7.72	14.78%	1.56%	0.63%	74%	$46,052
2012	$6.46	0.07	0.66	0.73	(0.07)	(0.06)	(0.13)	$7.06	11.36%	1.57%	0.98%	78%	$48,677

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(9)	$6.93	0.02	0.15	0.17	—	—	—	$7.10	2.45%	0.88%(4)	1.92%(4)	42%(10)	$5
R6 Class
2017(3)	$6.67	0.06	0.49	0.55	(0.05)	(0.08)	(0.13)	$7.09	8.34%	0.73%(4)	1.61%(4)	42%	$110,548
2016	$6.97	0.10	0.14	0.24	(0.09)	(0.45)	(0.54)	$6.67	3.86%	0.72%	1.57%	82%	$71,340
2015	$7.67	0.09	(0.12)	(0.03)	(0.07)	(0.60)	(0.67)	$6.97	(0.20)%	0.71%	1.32%	88%	$35,867
2014	$7.75	0.08	0.55	0.63	(0.10)	(0.61)	(0.71)	$7.67	8.84%	0.71%	1.27%	69%	$8,420
2013(7)	$7.41	0.03	0.34	0.37	(0.03)	—	(0.03)	$7.75	4.97%	0.71%(4)	1.17%(4)	74%(8)	$127

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	Per share amount was less than $0.005.

(7)	July 26, 2013 (commencement of sale) through November 30, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

(9)	April 10, 2017 (commencement of sale) through May 31, 2017 (unaudited).

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92641 1707

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	July 28, 2017

By:	/s/ C. Jean Wade
Name: C. Jean Wade
Title: Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 28, 2017